UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.41%
	AllianceBernstein L.P. — 41.31%
	Aerospace & Defense — 0.87%
64,900	Northrop Grumman Corp.	$3,935

	Agricultural Products — 1.82%
14,500	Agrium, Inc.	1,087
54,100	Archer-Daniels-Midland Co.	1,727
60,600	Bunge Ltd.	3,585
19,300	CF Industries Holdings, Inc.	1,843

		8,242

	Airlines — 0.40%
154,100	Delta Air Lines, Inc. (a)	1,794

	Apparel Retail — 0.92%
34,600	Ross Stores, Inc.	1,890
123,900	The Gap, Inc.	2,309

		4,199

	Auto Parts & Equipment — 0.23%
13,500	Lear Corp. (a)	1,066

	Automobile Manufacturers — 0.57%
212,000	Ford Motor Co. (a)	2,595

	Biotechnology — 0.36%
46,100	Gilead Sciences, Inc. (a)	1,642

	Broadcasting — 0.41%
117,255	CBS Corp., Class - B	1,860

	Cable & Satellite — 2.59%
56,200	Cablevision Systems Corp., Class - A	1,472
169,100	Comcast Corp., Class - A	3,057
42,600	DIRECTV, Class - A (a)	1,774
100,800	Time Warner Cable, Inc.	5,442

		11,745

	Communications Equipment — 0.71%
70,500	Corning, Inc.	1,289
224,800	Motorola, Inc. (a)	1,917

		3,206

	Computer Hardware — 1.27%
217,400	Dell, Inc. (a)	2,817
69,900	Hewlett-Packard Co.	2,941

		5,758

	Consumer Electronics — 0.56%
83,900	Garmin Ltd.	2,546

	Consumer Finance — 0.41%
46,700	Capital One Financial Corp.	1,847

	Department Stores — 0.47%
40,800	Kohl’s Corp. (a)	2,149

	Distillers & Vintners — 0.40%
103,300	Constellation Brands, Inc., Class - A (a)	1,827

	Diversified Banks — 1.69%
35,300	Comerica, Inc.	1,311
253,200	Wells Fargo & Co.	6,363

		7,674

	Diversified Metals & Mining — 1.05%
66,200	Commercial Metals Co.	959
44,400	Freeport-McMoRan Copper & Gold, Inc.	3,792

		4,751

	Electronic Manufacturing Services — 0.56%
87,600	Tyco Electronics Ltd.	2,560

	Food Retail — 0.57%
123,200	Safeway, Inc.	2,607

Shares	Security Description	Value (000)
	Health Care Facilities — 0.03%
4,600	Community Health Systems, Inc. (a)	$142

	Homebuilding — 0.55%
78,500	D.R. Horton, Inc.	873
1,442	NVR, Inc. (a)	934
79,600	Pulte Group, Inc. (a)	697

		2,504

	Hotels, Resorts & Cruise Lines — 0.32%
45,500	Royal Caribbean Cruises Ltd. (a)	1,435

	Household Products — 1.39%
29,200	Kimberly-Clark Corp.	1,899
73,700	The Procter & Gamble Co.	4,420

		6,319

	Independent Power Producers & Energy Traders — 0.43%
60,700	Constellation Energy Group, Inc.	1,957

	Industrial Conglomerates — 0.54%
151,500	General Electric Co.	2,462

	Industrial Machinery — 1.27%
105,100	Ingersoll-Rand PLC	3,753
28,800	Parker Hannifin Corp.	2,018

		5,771

	Integrated Oil & Gas — 2.34%
69,600	ConocoPhillips	3,997
49,500	Hess Corp.	2,926
112,400	Marathon Oil Corp.	3,721

		10,644

	Integrated Telecommunication Services — 1.50%
171,900	AT&T, Inc.	4,916
48,300	CenturyLink, Inc.	1,906

		6,822

	Investment Banking & Brokerage — 0.75%
66,900	Morgan Stanley	1,651
12,200	The Goldman Sachs Group, Inc.	1,764

		3,415

	Movies & Entertainment — 1.21%
239,500	News Corp., Class - A	3,128
76,900	Time Warner, Inc.	2,357

		5,485

	Multi-line Insurance — 0.38%
79,100	XL Group PLC	1,713

	Multi-Utilities — 0.32%
84,200	NiSource, Inc.	1,465

	Oil & Gas Drilling — 0.98%
73,800	ENSCO International PLC - Sponsored ADR	3,301
37,500	Rowan Cos., Inc. (a)	1,139

		4,440

	Oil & Gas Exploration & Production — 1.85%
5,200	Apache Corp.	508
53,700	Devon Energy Corp.	3,477
34,800	Newfield Exploration Co. (a)	1,999
119,700	Nexen, Inc.	2,406

		8,390

	Other Diversified Financial Services — 2.55%
314,600	Bank of America Corp.	4,125
196,300	JPMorgan Chase & Co.	7,473

		11,598

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Packaged Foods & Meats (continued)
202,100	Sara Lee Corp.	$2,714
110,300	Smithfield Foods, Inc. (a)	1,857

		4,571

	Pharmaceuticals — 4.14%
45,600	AstraZeneca PLC - Sponsored ADR	2,312
138,300	Johnson & Johnson	8,569
460,000	Pfizer, Inc.	7,898

		18,779

	Property & Casualty Insurance — 0.68%
18,000	ACE Ltd.	1,048
38,975	The Travelers Cos., Inc.	2,031

		3,079

	Publishing — 0.19%
70,400	Gannett Co., Inc.	861

	Regional Banks — 0.69%
62,000	BB&T Corp.	1,493
137,200	Fifth Third Bancorp	1,650

		3,143

	Systems Software — 0.50%
93,000	Microsoft Corp.	2,278

	Tobacco — 1.06%
200,100	Altria Group, Inc.	4,806

	Wireless Telecommunication Services — 0.77%
154,800	Sprint Nextel Corp. (a)	716
111,800	Vodafone Group PLC - Sponsored ADR	2,774

		3,490

	Total AllianceBernstein L.P.	187,572

	Institutional Capital, LLC — 23.28%
	Aerospace & Defense — 0.71%
73,157	Honeywell International, Inc.	3,215

	Asset Management & Custody Banks — 0.17%
4,450	BlackRock, Inc.	758

	Auto Parts & Equipment — 0.51%
75,928	Johnson Controls, Inc.	2,316

	Brewers — 0.42%
40,859	Molson Coors Brewing Co., Class - B	1,929

	Communications Equipment — 1.29%
142,550	Cisco Systems, Inc. (a)	3,122
61,050	Qualcomm, Inc.	2,754

		5,876

	Construction & Farm Machinery & Heavy Trucks — 0.43%
24,619	Caterpillar, Inc.	1,937

	Diversified Banks — 1.38%
120,107	U.S. Bancorp	2,596
145,197	Wells Fargo & Co.	3,649

		6,245

	Gold — 0.74%
53,389	Newmont Mining Corp.	3,353

	Health Care Equipment — 0.43%
48,978	Covidien PLC	1,968

	Home Improvement Retail — 0.80%
163,068	Lowe’s Cos., Inc.	3,635

	Human Resource & Employment Services — 0.10%
18,000	Robert Half International, Inc.	468

Shares	Security Description	Value (000)
	Industrial Conglomerates — 0.13%
28,149	Textron, Inc.	$579

	Insurance Brokers — 0.47%
54,779	Aon Corp.	2,142

	Integrated Oil & Gas — 3.28%
44,625	Chevron Corp.	3,617
83,850	ConocoPhillips	4,815
88,338	Marathon Oil Corp.	2,924
45,490	Occidental Petroleum Corp.	3,562

		14,918

	Integrated Telecommunication Services — 0.63%
87,573	BCE, Inc.	2,846

	Investment Banking & Brokerage — 0.71%
94,500	TD Ameritrade Holding Corp. (a)	1,526
11,650	The Goldman Sachs Group, Inc.	1,685

		3,211

	IT Consulting & Other Services — 0.40%
42,324	Accenture PLC, Class - A	1,798

	Life & Health Insurance — 1.06%
51,774	Aflac, Inc.	2,677
55,600	MetLife, Inc.	2,138

		4,815

	Managed Health Care — 0.29%
23,000	WellPoint, Inc. (a)	1,303

	Metal & Glass Containers — 0.32%
51,746	Owens-Illinois, Inc. (a)	1,452

	Movies & Entertainment — 1.13%
33,500	Time Warner, Inc.	1,027
113,658	Viacom, Inc., Class - B	4,113

		5,140

	Oil & Gas Exploration & Production — 0.40%
18,400	Apache Corp.	1,799

	Other Diversified Financial Services — 0.22%
26,095	JPMorgan Chase & Co.	993

	Pharmaceuticals — 2.86%
112,011	Merck & Co., Inc.	4,123
285,186	Pfizer, Inc.	4,897
119,645	Sanofi-Aventis - Sponsored ADR	3,978

		12,998

	Property & Casualty Insurance — 0.33%
25,850	ACE Ltd.	1,506

	Regional Banks — 0.29%
55,095	BB&T Corp.	1,327

	Semiconductors — 0.65%
109,198	Texas Instruments, Inc.	2,964

	Soft Drinks — 1.78%
73,076	PepsiCo, Inc.	4,855
54,818	The Coca-Cola Co.	3,208

		8,063

	Systems Software — 0.57%
106,150	Microsoft Corp.	2,600

	Wireless Telecommunication Services — 0.78%
143,617	Vodafone Group PLC - Sponsored ADR	3,563

	Total Institutional Capital, LLC	105,717

	SSgA Funds Management, Inc. — 33.82%
	Advertising — 0.02%
2,300	Omnicom Group, Inc.	91

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense — 0.66%
13,397	General Dynamics Corp.	$841
2,600	Lockheed Martin Corp.	185
11,698	Northrop Grumman Corp.	709
14,849	Raytheon Co.	679
5,555	The Boeing Co.	370
3,103	United Technologies Corp.	221

		3,005

	Agricultural Products — 0.17%
24,651	Archer-Daniels-Midland Co.	787

	Air Freight & Logistics — 0.08%
4,277	FedEx Corp.	366

	Aluminum — 0.09%
33,787	Alcoa, Inc.	409

	Apparel Retail — 0.01%
1,743	The Gap, Inc.	33

	Asset Management & Custody Banks — 0.36%
46,657	Bank of New York Mellon Corp.	1,219
851	BlackRock, Inc., Class - A	145
5,600	Northern Trust Corp.	270

		1,634

	Auto Parts & Equipment — 0.01%
1,487	Johnson Controls, Inc.	45

	Biotechnology — 0.60%
37,069	Amgen, Inc. (a)	2,043
9,400	Biogen Idec, Inc. (a)	527
2,500	Genzyme Corp. (a)	177

		2,747

	Cable & Satellite — 0.60%
108,952	Comcast Corp., Class - A	1,970
13,592	Time Warner Cable, Inc.	734

		2,704

	Communications Equipment — 0.38%
52,989	Corning, Inc.	969
88,976	Motorola, Inc. (a)	759

		1,728

	Construction & Farm Machinery & Heavy Trucks — 0.01%
914	Deere & Co.	64

	Consumer Finance — 0.15%
17,700	Capital One Financial Corp.	700

	Department Stores — 0.04%
3,026	Kohl’s Corp. (a)	159

	Diversified Banks — 1.40%
74,276	U.S. Bancorp	1,606
188,315	Wells Fargo & Co.	4,732

		6,338

	Diversified Chemicals — 0.49%
22,994	E.I. du Pont de Nemours & Co.	1,026
44,451	The Dow Chemical Co.	1,221

		2,247

	Drug Retail — 0.35%
46,912	CVS Caremark Corp.	1,476
3,300	Walgreen Co.	111

		1,587

	Electric Utilities — 1.16%
18,581	American Electric Power, Inc.	673

Shares	Security Description	Value (000)
	Electric Utilities (continued)
50,977	Duke Energy Corp.	$903
7,247	Entergy Corp.	555
25,653	Exelon Corp.	1,092
16,077	NextEra Energy, Inc.	875
31,695	The Southern Co.	1,180

		5,278

	Environmental & Facilities Services — 0.15%
18,490	Waste Management, Inc.	661

	Food Retail — 0.11%
23,657	The Kroger Co.	512

	Health Care Distributors — 0.15%
9,187	Cardinal Health, Inc.	304
5,923	McKesson Corp.	366

		670

	Health Care Equipment — 0.20%
3,800	Baxter International, Inc.	181
9,800	Medtronic, Inc.	329
7,786	Zimmer Holdings, Inc. (a)	408

		918

	Home Entertainment Software — 0.03%
14,318	Activision Blizzard, Inc.	155

	Home Improvement Retail — 0.07%
13,389	Lowe’s Cos., Inc.	298

	Hotels, Resorts & Cruise Lines — 0.09%
10,446	Carnival Corp.	399

	Household Products — 1.48%
3,100	Colgate-Palmolive Co.	238
3,306	Kimberly-Clark Corp.	215
104,738	The Procter & Gamble Co.	6,281

		6,734

	Hypermarkets & Super Centers — 0.37%
31,254	Wal-Mart Stores, Inc.	1,673

	Industrial Conglomerates — 1.27%
317,249	General Electric Co.	5,155
16,738	Tyco International Ltd.	615

		5,770

	Industrial Machinery — 0.01%
1,530	Danaher Corp.	62

	Integrated Oil & Gas — 2.71%
73,606	Chevron Corp.	5,966
35,597	ConocoPhillips	2,044
15,839	Exxon Mobil Corp.	978
11,313	Hess Corp.	669
20,235	Marathon Oil Corp.	670
25,068	Occidental Petroleum Corp.	1,963

		12,290

	Integrated Telecommunication Services — 2.22%
228,573	AT&T, Inc.	6,537
109,379	Verizon Communications, Inc.	3,565

		10,102

	Internet Software & Services — 0.24%
27,736	eBay, Inc. (a)	677
30,666	Yahoo!, Inc. (a)	434

		1,111

	Investment Banking & Brokerage — 0.84%
36,976	Morgan Stanley	912
19,974	The Goldman Sachs Group, Inc.	2,888

		3,800

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life & Health Insurance — 0.16%
1,000	Aflac, Inc.	$52
17,088	MetLife, Inc.	657

		709

	Life Sciences Tools & Services — 0.17%
15,960	Thermo Electron Corp. (a)	764

	Managed Health Care — 0.65%
16,459	Aetna, Inc.	520
44,019	UnitedHealth Group, Inc.	1,546
15,554	WellPoint, Inc. (a)	881

		2,947

	Movies & Entertainment — 1.14%
70,139	News Corp., Class - A	916
75,794	The Walt Disney Co.	2,509
34,839	Time Warner, Inc.	1,068
18,918	Viacom, Inc., Class - B	685

		5,178

	Multi-line Insurance — 0.10%
12,149	Loews Corp.	460

	Multi-Utilities — 0.51%
23,127	Dominion Resources, Inc.	1,010
14,425	PG&E Corp.	655
19,694	Public Service Enterprise Group, Inc.	651

		2,316

	Oil & Gas Equipment & Services — 0.36%
12,044	Baker Hughes, Inc.	513
16,158	National Oilwell Varco, Inc.	718
6,600	Schlumberger Ltd.	407

		1,638

	Oil & Gas Exploration & Production — 0.91%
18,996	Anadarko Petroleum Corp.	1,084
14,004	Apache Corp.	1,369
25,184	Chesapeake Energy Corp.	570
17,285	Devon Energy Corp.	1,119

		4,142

	Oil & Gas Storage & Transportation — 0.06%
13,090	The Williams Cos., Inc.	250

	Other Diversified Financial Services — 3.11%
388,186	Bank of America Corp.	5,089
818,741	Citigroup, Inc. (a)	3,193
153,876	JPMorgan Chase & Co.	5,858

		14,140

	Packaged Foods & Meats — 0.52%
10,380	General Mills, Inc.	379
1,000	Kellogg Co.	51
62,122	Kraft Foods, Inc.	1,917

		2,347

	Pharmaceuticals — 4.10%
5,900	Abbott Laboratories	308
66,618	Bristol-Myers Squibb Co.	1,806
30,141	Eli Lilly & Co.	1,101
90,663	Johnson & Johnson	5,618
120,690	Merck & Co., Inc.	4,443
312,072	Pfizer, Inc.	5,358

		18,634

	Property & Casualty Insurance — 1.85%
11,000	ACE Ltd.	641

Shares or Principal Amount (000)	Security Description	Value (000)
	Property & Casualty Insurance (continued)
66,906	Berkshire Hathaway, Inc., Class - B (a)	$5,532
20,778	The Allstate Corp.	655
12,689	The Chubb Corp.	723
15,926	The Travelers Cos., Inc.	830

		8,381

	Publishing — 0.08%
9,800	Thomson Reuters Corp.	368

	Railroads — 0.68%
14,913	CSX Corp.	825
14,362	Norfolk Southern Corp.	855
17,118	Union Pacific Corp.	1,400

		3,080

	Regional Banks — 0.38%
26,700	BB&T Corp.	643
20,411	PNC Financial Services Group, Inc.	1,060

		1,703

	Retail REITs — 0.07%
3,430	Simon Property Group, Inc.	318
1	The Macerich Co.	—

		318

	Semiconductors — 0.44%
67,668	Intel Corp.	1,302
25,800	Texas Instruments, Inc.	700

		2,002

	Soft Drinks — 0.65%
26,500	PepsiCo, Inc.	1,761
20,727	The Coca-Cola Co.	1,213

		2,974

	Specialized Finance — 0.15%
2,549	CME Group, Inc.	664

	Specialized REITs — 0.01%
500	Public Storage	49

	Steel — 0.06%
6,949	Nucor Corp.	265

	Systems Software — 0.62%
98,172	Microsoft Corp.	2,404
28,000	Symantec Corp. (a)	425

		2,829

	Tobacco — 0.40%
33,700	Altria Group, Inc.	809
11,300	Philip Morris International, Inc.	633
6,495	Reynolds American, Inc.	386

		1,828

	Wireless Telecommunication Services — 0.12%
114,001	Sprint Nextel Corp. (a)	528

	Total SSgA Funds Management, Inc.	153,591

	Total Common Stocks	446,880

	U.S. Treasury Obligations — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$179	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(c)	179

	Total U.S. Treasury Obligations	179

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 0.78%
	AllianceBernstein L.P. — 0.32%
$1,465	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	$1,465

	Institutional Capital, LLC — 0.46%
2,082	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	2,082

	Total Time Deposits	3,547

	Mutual Fund — 0.31%
	SSgA Funds Management, Inc. — 0.31%
1,404,989	Alliance Money Market Fund Prime Portfolio, 0.15% (d)	1,405

	Total Mutual Funds	1,405

	Total Investments (cost $394,665) — 99.54%	452,011
	Other assets in excess of liabilities — 0.46%	2,084

	Net Assets — 100.00%	$454,095

Amounts designated as “ - ” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	-	American Depositary Receipt
REITs	-	Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
33	S&P 500 E-mini Future	$1,876	Dec-10	$52

	Net Unrealized Appreciation (Depreciation)			$52

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.06%
	AllianceBernstein L.P. — 35.58%
	Aerospace & Defense — 0.97%
99,100	Northrop Grumman Corp.	$6,008
38,800	Raytheon Co.	1,774

		7,782

	Agricultural Products — 1.56%
22,100	Agrium, Inc.	1,657
80,900	Archer-Daniels-Midland Co.	2,582
92,400	Bunge Ltd.	5,467
29,400	CF Industries Holdings, Inc.	2,808

		12,514

	Airlines — 0.38%
264,300	Delta Air Lines, Inc. (a)	3,076

	Apparel Retail — 0.77%
45,100	Ross Stores, Inc.	2,463
201,100	The Gap, Inc.	3,749

		6,212

	Auto Parts & Equipment — 0.20%
20,900	Lear Corp. (a)	1,650

	Automobile Manufacturers — 0.49%
323,300	Ford Motor Co. (a)	3,957

	Biotechnology — 0.31%
69,300	Gilead Sciences, Inc. (a)	2,468

	Broadcasting — 0.30%
152,700	CBS Corp., Class - B	2,422

	Cable & Satellite — 2.26%
85,800	Cablevision Systems Corp., Class - A	2,247
252,500	Comcast Corp., Class - A	4,565
62,500	DIRECTV, Class - A (a)	2,602
162,900	Time Warner Cable, Inc.	8,795

		18,209

	Communications Equipment — 0.56%
87,172	Corning, Inc.	1,594
342,800	Motorola, Inc. (a)	2,924

		4,518

	Computer Hardware — 1.12%
347,500	Dell, Inc. (a)	4,503
106,700	Hewlett-Packard Co.	4,489

		8,992

	Consumer Electronics — 0.47%
125,200	Garmin Ltd.	3,800

	Consumer Finance — 0.35%
71,300	Capital One Financial Corp.	2,820

	Department Stores — 0.40%
60,600	Kohl’s Corp. (a)	3,192

	Distillers & Vintners — 0.36%
163,400	Constellation Brands, Inc., Class - A (a)	2,891

	Diversified Banks — 1.46%
54,000	Comerica, Inc.	2,006
386,800	Wells Fargo & Co.	9,720

		11,726

	Diversified Metals & Mining — 0.90%
101,000	Commercial Metals Co.	1,464
67,800	Freeport-McMoRan Copper & Gold, Inc.	5,789

		7,253

	Electric Utilities — 0.43%
184,200	Pepco Holdings, Inc.	3,426

Shares	Security Description	Value (000)
	Electronic Manufacturing Services — 0.49%
133,700	Tyco Electronics Ltd.	$3,907

	Food Retail — 0.66%
250,700	Safeway, Inc.	5,305

	Health Care Facilities — 0.10%
26,800	Community Health Systems, Inc. (a)	830

	Homebuilding — 0.47%
96,654	D.R. Horton, Inc.	1,075
2,800	NVR, Inc. (a)	1,813
99,600	Pulte Group, Inc. (a)	872

		3,760

	Hotels, Resorts & Cruise Lines — 0.27%
69,600	Royal Caribbean Cruises Ltd. (a)	2,195

	Household Products — 1.22%
44,600	Kimberly-Clark Corp.	2,901
114,945	The Procter & Gamble Co.	6,893

		9,794

	Independent Power Producers & Energy Traders — 0.26%
65,400	Constellation Energy Group, Inc.	2,109

	Industrial Conglomerates — 0.47%
231,100	General Electric Co.	3,755

	Industrial Machinery — 0.96%
130,100	Ingersoll-Rand PLC	4,646
43,900	Parker Hannifin Corp.	3,076

		7,722

	Integrated Oil & Gas — 2.05%
106,200	ConocoPhillips	6,099
79,300	Hess Corp.	4,688
171,600	Marathon Oil Corp.	5,680

		16,467

	Integrated Telecommunication Services — 1.12%
213,700	AT&T, Inc.	6,112
73,700	CenturyLink, Inc.	2,908

		9,020

	Investment Banking & Brokerage — 0.67%
108,900	Morgan Stanley	2,688
18,700	The Goldman Sachs Group, Inc.	2,703

		5,391

	Movies & Entertainment — 1.04%
366,500	News Corp., Class - A	4,786
116,600	Time Warner, Inc.	3,574

		8,360

	Multi-line Insurance — 0.33%
120,900	XL Group PLC	2,619

	Multi-Utilities — 0.13%
60,800	NiSource, Inc.	1,058

	Oil & Gas Drilling — 0.84%
112,800	ENSCO International PLC - Sponsored ADR	5,045
57,400	Rowan Cos., Inc. (a)	1,743

		6,788

	Oil & Gas Exploration & Production — 1.56%
11,000	Apache Corp.	1,075
75,700	Devon Energy Corp.	4,901
53,100	Newfield Exploration Co. (a)	3,050
173,700	Nexen, Inc.	3,492

		12,518

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Other Diversified Financial Services — 2.20%
479,700	Bank of America Corp.	$6,289
299,400	JPMorgan Chase & Co.	11,398

		17,687

	Packaged Foods & Meats — 0.86%
311,700	Sara Lee Corp.	4,186
163,100	Smithfield Foods, Inc. (a)	2,745

		6,931

	Pharmaceuticals — 3.56%
69,800	AstraZeneca PLC - Sponsored ADR	3,539
210,900	Johnson & Johnson	13,067
701,700	Pfizer, Inc.	12,048

		28,654

	Property & Casualty Insurance — 0.31%
48,100	The Travelers Cos., Inc.	2,506

	Publishing — 0.16%
107,400	Gannett Co., Inc.	1,314

	Regional Banks — 0.61%
96,700	BB&T Corp.	2,329
215,000	Fifth Third Bancorp	2,586

		4,915

	Systems Software — 0.43%
141,900	Microsoft Corp.	3,475

	Tobacco — 0.86%
286,800	Altria Group, Inc.	6,889

	Wireless Telecommunication Services — 0.66%
238,500	Sprint Nextel Corp. (a)	1,104
168,200	Vodafone Group PLC - Sponsored ADR	4,173

		5,277

	Total AllianceBernstein L.P.	286,154

	Institutional Capital, LLC — 24.57%
	Aerospace & Defense — 0.75%
136,903	Honeywell International, Inc.	6,015

	Asset Management & Custody Banks — 0.18%
8,300	BlackRock, Inc.	1,413

	Auto Parts & Equipment — 0.53%
140,522	Johnson Controls, Inc.	4,286

	Brewers — 0.44%
75,751	Molson Coors Brewing Co., Class - B	3,577

	Communications Equipment — 1.37%
266,200	Cisco Systems, Inc. (a)	5,830
114,200	Qualcomm, Inc.	5,152

		10,982

	Construction & Farm Machinery & Heavy Trucks — 0.45%
46,081	Caterpillar, Inc.	3,626

	Diversified Banks — 1.45%
223,843	U.S. Bancorp	4,840
272,073	Wells Fargo & Co.	6,837

		11,677

	Gold — 0.77%
98,876	Newmont Mining Corp.	6,210

	Health Care Equipment — 0.46%
91,872	Covidien PLC	3,692

	Home Improvement Retail — 0.85%
306,582	Lowe’s Cos., Inc.	6,834

Shares	Security Description	Value (000)
	Human Resource & Employment Services — 0.11%
33,600	Robert Half International, Inc.	$874

	Industrial Conglomerates — 0.13%
50,301	Textron, Inc.	1,034

	Insurance Brokers — 0.48%
99,771	Aon Corp.	3,902

	Integrated Oil & Gas — 3.48%
83,875	Chevron Corp.	6,798
157,250	ConocoPhillips	9,031
163,942	Marathon Oil Corp.	5,426
85,490	Occidental Petroleum Corp.	6,694

		27,949

	Integrated Telecommunication Services — 0.65%
162,127	BCE, Inc.	5,269

	Investment Banking & Brokerage — 0.75%
177,250	TD Ameritrade Holding Corp. (a)	2,863
21,850	The Goldman Sachs Group, Inc.	3,159

		6,022

	IT Consulting & Other Services — 0.41%
78,176	Accenture PLC, Class - A	3,322

	Life & Health Insurance — 1.12%
97,026	Aflac, Inc.	5,017
104,300	MetLife, Inc.	4,010

		9,027

	Managed Health Care — 0.30%
43,250	WellPoint, Inc. (a)	2,450

	Metal & Glass Containers — 0.34%
97,054	Owens-Illinois, Inc. (a)	2,723

	Movies & Entertainment — 1.20%
62,900	Time Warner, Inc.	1,928
213,422	Viacom, Inc., Class - B	7,724

		9,652

	Oil & Gas Exploration & Production — 0.42%
34,700	Apache Corp.	3,392

	Other Diversified Financial Services — 0.23%
48,985	JPMorgan Chase & Co.	1,865

	Pharmaceuticals — 3.04%
210,231	Merck & Co., Inc.	7,738
535,864	Pfizer, Inc.	9,201
224,655	Sanofi-Aventis - Sponsored ADR	7,470

		24,409

	Property & Casualty Insurance — 0.35%
48,650	ACE Ltd.	2,834

	Regional Banks — 0.31%
103,305	BB&T Corp.	2,487

	Semiconductors — 0.69%
203,322	Texas Instruments, Inc.	5,518

	Soft Drinks — 1.88%
136,784	PepsiCo, Inc.	9,088
102,592	The Coca-Cola Co.	6,004

		15,092

	Systems Software — 0.61%
199,300	Microsoft Corp.	4,881

	Wireless Telecommunication Services — 0.82%
265,523	Vodafone Group PLC - Sponsored ADR	6,588

	Total Institutional Capital, LLC	197,602

	SSgA Funds Management, Inc. — 20.91%
	Advertising — 0.01%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Advertising (continued)
2,197	Omnicom Group, Inc.	$87

	Aerospace & Defense — 0.41%
14,651	General Dynamics Corp.	920
2,852	Lockheed Martin Corp.	203
12,812	Northrop Grumman Corp.	777
16,158	Raytheon Co.	739
6,121	The Boeing Co.	407
3,460	United Technologies Corp.	247

		3,293

	Agricultural Products — 0.11%
27,224	Archer-Daniels-Midland Co.	869

	Air Freight & Logistics — 0.05%
4,690	FedEx Corp.	401

	Aluminum — 0.06%
37,106	Alcoa, Inc.	449

	Apparel Retail — 0.00%
1,853	The Gap, Inc.	34

	Asset Management & Custody Banks — 0.22%
51,349	Bank of New York Mellon Corp.	1,342
945	BlackRock, Inc., Class - A	161
6,162	Northern Trust Corp.	297

		1,800

	Auto Parts & Equipment — 0.01%
1,487	Johnson Controls, Inc.	45

	Biotechnology — 0.37%
40,541	Amgen, Inc. (a)	2,234
10,225	Biogen Idec, Inc. (a)	574
2,753	Genzyme Corp. (a)	195

		3,003

	Cable & Satellite — 0.37%
119,084	Comcast Corp., Class - A	2,153
14,978	Time Warner Cable, Inc.	809

		2,962

	Communications Equipment — 0.24%
57,883	Corning, Inc.	1,058
98,541	Motorola, Inc. (a)	841

		1,899

	Construction & Farm Machinery & Heavy Trucks — 0.01%
878	Deere & Co.	61

	Consumer Finance — 0.10%
19,343	Capital One Financial Corp.	765

	Department Stores — 0.02%
3,445	Kohl’s Corp. (a)	181

	Diversified Banks — 0.86%
81,119	U.S. Bancorp	1,754
205,930	Wells Fargo & Co.	5,175

		6,929

	Diversified Chemicals — 0.31%
25,094	E.I. du Pont de Nemours & Co.	1,120
48,907	The Dow Chemical Co.	1,343

		2,463

	Drug Retail — 0.21%
51,234	CVS Caremark Corp.	1,612
3,213	Walgreen Co.	108

		1,720

Shares	Security Description	Value (000)
	Electric Utilities — 0.72%
20,267	American Electric Power, Inc.	$734
55,645	Duke Energy Corp.	986
7,984	Entergy Corp.	611
27,970	Exelon Corp.	1,191
17,598	NextEra Energy, Inc.	957
34,919	The Southern Co.	1,300

		5,779

	Environmental & Facilities Services — 0.09%
20,520	Waste Management, Inc.	733

	Food Retail — 0.07%
25,834	The Kroger Co.	560

	Health Care Distributors — 0.09%
10,063	Cardinal Health, Inc.	332
6,587	McKesson Corp.	407

		739

	Health Care Equipment — 0.13%
4,275	Baxter International, Inc.	204
10,787	Medtronic, Inc.	362
8,582	Zimmer Holdings, Inc. (a)	449

		1,015

	Home Entertainment Software — 0.02%
16,151	Activision Blizzard, Inc.	175

	Home Improvement Retail — 0.04%
14,570	Lowe’s Cos., Inc.	325

	Hotels, Resorts & Cruise Lines — 0.06%
11,598	Carnival Corp.	443

	Household Products — 0.92%
3,449	Colgate-Palmolive Co.	265
3,677	Kimberly-Clark Corp.	239
114,572	The Procter & Gamble Co.	6,871

		7,375

	Hypermarkets & Super Centers — 0.23%
34,212	Wal-Mart Stores, Inc.	1,831

	Industrial Conglomerates — 0.79%
346,903	General Electric Co.	5,637
18,505	Tyco International Ltd.	680

		6,317

	Industrial Machinery — 0.01%
1,442	Danaher Corp.	59

	Integrated Oil & Gas — 1.67%
80,476	Chevron Corp.	6,523
38,878	ConocoPhillips	2,233
17,530	Exxon Mobil Corp.	1,083
12,357	Hess Corp.	730
22,087	Marathon Oil Corp.	731
27,381	Occidental Petroleum Corp.	2,144

		13,444

	Integrated Telecommunication Services — 1.37%
249,998	AT&T, Inc.	7,150
119,585	Verizon Communications, Inc.	3,897

		11,047

	Internet Software & Services — 0.15%
30,207	eBay, Inc. (a)	737
33,935	Yahoo!, Inc. (a)	481

		1,218

	Investment Banking & Brokerage — 0.52%
40,370	Morgan Stanley	996
21,792	The Goldman Sachs Group, Inc.	3,151

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Investment Banking & Brokerage (continued)
		4,147

	Life & Health Insurance — 0.10%
953	Aflac, Inc.	$49
18,999	MetLife, Inc.	731

		780

	Life Sciences Tools & Services — 0.10%
17,441	Thermo Electron Corp. (a)	835

	Managed Health Care — 0.40%
18,076	Aetna, Inc.	571
48,135	UnitedHealth Group, Inc.	1,690
16,947	WellPoint, Inc. (a)	960

		3,221

	Movies & Entertainment — 0.70%
76,588	News Corp., Class - A	1,000
82,856	The Walt Disney Co.	2,743
38,285	Time Warner, Inc.	1,174
20,693	Viacom, Inc., Class - B	749

		5,666

	Multi-line Insurance — 0.06%
13,310	Loews Corp.	504

	Multi-Utilities — 0.31%
25,290	Dominion Resources, Inc.	1,104
15,737	PG&E Corp.	715
21,466	Public Service Enterprise Group, Inc.	710

		2,529

	Oil & Gas Equipment & Services — 0.23%
13,192	Baker Hughes, Inc.	562
17,759	National Oilwell Varco, Inc.	790
7,400	Schlumberger Ltd.	456

		1,808

	Oil & Gas Exploration & Production — 0.57%
20,952	Anadarko Petroleum Corp.	1,195
15,438	Apache Corp.	1,509
27,614	Chesapeake Energy Corp.	626
18,887	Devon Energy Corp.	1,223

		4,553

	Oil & Gas Storage & Transportation — 0.03%
14,575	The Williams Cos., Inc.	278

	Other Diversified Financial Services — 1.92%
424,441	Bank of America Corp.	5,564
895,274	Citigroup, Inc. (a)	3,492
168,284	JPMorgan Chase & Co.	6,407

		15,463

	Packaged Foods & Meats — 0.32%
11,414	General Mills, Inc.	417
1,008	Kellogg Co.	51
67,876	Kraft Foods, Inc.	2,095

		2,563

	Pharmaceuticals — 2.53%
6,381	Abbott Laboratories	333
72,843	Bristol-Myers Squibb Co.	1,975
33,192	Eli Lilly & Co.	1,212
99,189	Johnson & Johnson	6,146
131,940	Merck & Co., Inc.	4,857
341,280	Pfizer, Inc.	5,860

		20,383

Shares or Principal Amount (000)	Security Description	Value (000)
	Property & Casualty Insurance — 1.14%
12,195	ACE Ltd.	$710
73,206	Berkshire Hathaway, Inc., Class - B (a)	6,053
22,845	The Allstate Corp.	721
13,855	The Chubb Corp.	790
17,628	The Travelers Cos., Inc.	918

		9,192

	Publishing — 0.05%
10,727	Thomson Reuters Corp.	403

	Railroads — 0.42%
16,460	CSX Corp.	911
15,652	Norfolk Southern Corp.	931
18,738	Union Pacific Corp.	1,533

		3,375

	Regional Banks — 0.23%
29,333	BB&T Corp.	706
22,307	PNC Financial Services Group, Inc.	1,158

		1,864

	Retail REITs — 0.04%
3,826	Simon Property Group, Inc.	355
1	The Macerich Co.	—

		355

	Semiconductors — 0.27%
74,465	Intel Corp.	1,432
28,365	Texas Instruments, Inc.	770

		2,202

	Soft Drinks — 0.40%
28,986	PepsiCo, Inc.	1,926
22,638	The Coca-Cola Co.	1,325

		3,251

	Specialized Finance — 0.09%
2,823	CME Group, Inc.	735

	Specialized REITs — 0.01%
481	Public Storage	47

	Steel — 0.04%
7,638	Nucor Corp.	292

	Systems Software — 0.39%
107,335	Microsoft Corp.	2,628
30,703	Symantec Corp. (a)	466

		3,094

	Tobacco — 0.25%
36,839	Altria Group, Inc.	885
12,395	Philip Morris International, Inc.	694
7,093	Reynolds American, Inc.	421

		2,000

	Wireless Telecommunication Services — 0.07%
124,958	Sprint Nextel Corp. (a)	578

	Total SSgA Funds Management, Inc.	168,139

	Total Common Stocks	651,895

	Corporate Bonds — 0.62%
	PIMCO — 0.62%
	Airlines — 0.06%
$500	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	503

	Automobiles — 0.19%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Automobiles (continued)
	Corporate Bonds (continued)
	PIMCO (continued)
$1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	$1,487

	Computers & Peripherals — 0.05%
400	Hewlett-Packard Co., 1.35%, 5/27/11 (b)	403

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	101
500	SLM Corp., Series A, MTN, 0.80%, 1/27/14 (b)	432

		533

	Diversified Telecommunication Services — 0.06%
500	Verizon Communications, Inc., 3.75%, 5/20/11	510

	Electric Utilities — 0.16%
1,200	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,264

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	108

	Insurance — 0.02%
100	American International Group, Inc., MTN, 0.39%, 3/20/12 (b)	97
100	American International Group, Inc., Series 1, MTN, 0.63%, 10/18/11 (b)	98

		195

	Total Corporate Bonds	5,003

	Asset Backed Securities — 0.36%
	PIMCO — 0.36%
413	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.35%, 6/25/47 (b)	395
343	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.36%, 5/25/36 (b)	330
335	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.34%, 10/25/28 (b)	323
393	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.32%, 5/25/37 (b)	325
219	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.32%, 6/25/37 (b)	216
265	SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (b)	265
701	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	773
34	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	37
236	Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 0.49%, 10/25/35 (b)	235

Principal Amount (000)	Security Description	Value (000)
	Total Asset Backed Securities	2,899

	Collateralized Mortgage Obligations — 3.26%
	PIMCO — 3.26%
$141	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.67%, 10/25/34 (b)	$122
15	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.03%, 9/25/45 (b)	13
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	85
773	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (b)	794
712	Banc of America Funding Corp., Series 2005-D, Class A1, 2.89%, 5/25/35 (b)	707
19	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	15
86	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.62%, 11/25/30 (b)	86
154	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (b)	150
94	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 4.74%, 4/25/34 (b)	87
652	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.11%, 9/25/34 (b)	561
24	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.85%, 11/25/34 (b)	23
361	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35 (b)	318
867	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 3.15%, 9/25/34 (b)	626
505	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	470
124	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	128
681	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.47%, 5/25/35 (b)	432
25	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.54%, 2/25/37 (b)	14
26	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.78%, 2/25/37 (b)	19
30	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.45%, 9/25/46 (b)	18
24	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (b)	11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$80	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.64%, 9/25/34 (b)	$48
853	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.58%, 3/25/35 (b)	537
361	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.55%, 4/25/35 (b)	236
830	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.49%, 5/25/35 (b)	539
1,260	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 4.67%, 2/20/36 (b)	984
27	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	29
621	Fannie Mae, Series 2006-82, Class F, 0.83%, 9/25/36 (b)	623
18	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (b)	18
1,691	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (b)	1,700
463	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 4.53%, 6/25/34 (b)	439
172	Government National Mortgage Association, Series 2000-9, Class FH, 0.76%, 2/16/30 (b)	173
4,125	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (b)	4,111
4,237	Government National Mortgage Association, Series 2005-3, Class FC, 0.51%, 1/16/35 (b)	4,223
1,496	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (b)	1,498
829	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.48%, 6/25/45 (b)	546
766	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (b)	477
316	JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3, 2.97%, 7/25/35 (b)	308
1,311	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.59%, 5/25/34 (b)	1,025
417	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.01%, 10/25/35 (b)	380
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	85
598	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 3.08%, 10/25/35 (b)	462

Principal Amount (000)	Security Description	Value (000)
$482	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.45%, 5/25/34 (b)	$454
190	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.58%, 1/25/45 (b)	155
409	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.57%, 1/25/45 (b)	341
1,000	WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, 2.72%, 4/25/35 (b)	845
581	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, 4/25/45 (b)	478
10	Washington Mutual MSC MortgageThrough Certificates, Series 2003-AR1, Class 2A, 2.74%, 2/25/33 (b)	10
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.89%, 10/25/35 (b)	507
300	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.87%, 3/25/35 (b)	278

	Total Collateralized Mortgage Obligations	26,188

	Certificates of Deposit — 0.11%
	PIMCO — 0.11%
900	Intesa Sanpaolo New York, 2.38%, 12/21/12	901

	Total Certificates of Deposit	901

	Foreign Bonds — 1.38%
	PIMCO — 1.38%
	Canada — 1.08%
2,500,000	Canadian Government Bond, 2.00%, 12/1/14 (c)	2,448
3,200,000	Canadian Government Bond, 4.50%, 6/1/15 (c)	3,469
600,000	Canadian Government Bond, 2.50%, 6/1/15 (c)	599
2,100,000	Canadian Government Bond, 3.00%, 12/1/15 (c)	2,138

		8,654

	Denmark — 0.04%
1,500,000	Kingdom of Denmark, 4.00%, 11/15/19 (c)	312

	Netherlands — 0.03%
200,000	Rabobank Nederland, MTN, 6.88%, 3/19/20 (c)	263

	Norway — 0.12%
5,323,000	Norwegian Government Bond, 6.50%, 5/15/13 (c)	998

	United States — 0.11%
600,000	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (c)	867

	Total Foreign Bonds	11,094

	Municipal Bonds — 0.30%
	PIMCO — 0.30%
	California — 0.17%
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	312

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Municipal Bonds (continued)
	PIMCO (continued)
	California (continued)
$1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	$1,020

		1,332

	Illinois — 0.12%
1,000	Illinois State, GO, 1.82%, 1/1/11	1,002

	Washington — 0.01%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	110

	Total Municipal Bonds	2,444

	U.S. Government Agency Mortgages — 0.11%
	PIMCO — 0.11%
37	Fannie Mae, Pool #886660, 5.50%, 8/1/36	39
371	Fannie Mae, Pool #900980, 6.00%, 9/1/36	401
49	Fannie Mae, Pool #928066, 5.50%, 1/1/37	52
343	Fannie Mae, Pool #985616, 5.50%, 4/1/34	368

	Total U.S. Government Agency Mortgages	860

	U.S. Treasury Obligations — 3.97%
	PIMCO — 3.93%
2,400	U.S. Treasury Bills, 0.13%, 12/2/10 (d)	2,399
2,400	U.S. Treasury Bills, 0.14%, 12/9/10 (d)	2,399
4,800	U.S. Treasury Bills, 0.13%, 10/21/10 (d)(e)	4,800
3,246	U.S. Treasury Bills, 0.19%, 1/13/11 (d)(e)	3,245
3,300	U.S. Treasury Bills, 0.11%, 10/7/10 (d)	3,300
2,264	U.S. Treasury Bills, 0.12%, 10/14/10 (d)(e)	2,264
12,200	U.S. Treasury Bills, 0.12%, 10/28/10 (d)(e)	12,199
900	U.S. Treasury Note, 3.63%, 8/15/19 (d)(e)	990
	SSgA Funds Management, Inc. — 0.04%
100	U.S. Treasury Bills, 0.14%, 12/16/10 (d)(e)	100
197	U.S. Treasury Bills, 0.08%, 10/14/10 (d)(e)	197

Shares or Principal Amount (000)	Security Description	Value (000)
	Total U.S. Treasury Obligations	31,893

	Yankee Dollars — 0.91%
	PIMCO — 0.91%
	Aerospace & Defense — 0.08%
$600,000	Waha Aerospace BV	$621

	Air Freight & Logistics — 0.01%
100,000	Intesa Sanpaolo SpA (b)	99

	Commercial Banks — 0.24%
200,000	Export-Import Bank of Korea	215
100,000	Export-Import Bank of Korea	112
200,000	Export-Import Bank of Korea	210
1,200,000	KFW, Series G, MTN	1,413

		1,950

	Diversified Financial Services — 0.06%
400,000	TNK-BP Finance SA, MTN	451

	Metals & Mining — 0.17%
1,200,000	Vale Overseas Ltd.	1,375

	Oil, Gas & Consumable Fuels — 0.06%
400,000	Petrobras International Finance Co.	444

	Real Estate Management & Development — 0.13%
1,000,000	Qatari Diar Finance QSC	1,050

	Sovereign — 0.13%
1,000,000	Kommunalbanken A.S., Series E, MTN	1,026

	Wireless Telecommunication Services — 0.03%
250,000	Deutsche Telekom International Finance BV	256

	Total Yankee Dollars	7,272

	Time Deposits — 0.95%
	AllianceBernstein L.P. — 0.38%
3,064	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	3,064

	Institutional Capital, LLC — 0.57%
4,604	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	4,604

	Total Time Deposits	7,668

	Mutual Funds — 0.67%
	PIMCO — 0.35%
2,827,034	SSgA U.S. Government Money Market 0.00% (b)	2,827

	SSgA Funds Management, Inc. — 0.32%
2,594,544	Alliance Money Market Fund Prime Portfolio, 0.15% (b)	2,595

	Total Mutual Funds	5,422

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
110	S&P 500 Future (Put Option)
	Expiring December, 2010 at $425	1
76	S&P 500 Future (Put Option)
	Expiring December, 2010 at $400	1

	Total Put Options Purchased	2

	Repurchase Agreements — 5.20%
	PIMCO — 5.20%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	PIMCO (continued)
	Repurchase Agreements (continued)
$13,300	Barclays Capital Group, 0.19%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $13,300,070, collateralized by U.S. Treasury Inflation Index Bond, 6.00%, 2/15/26 fair value $18,044,359)	$13,300
1,900	Citigroup Global Markets, 0.24%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $1,900,013, collateralized by U.S. Treasury Inflation Index Bond, 1.50%, 12/31/13 fair value $1,949,281)	1,900
13,300	Credit Suisse Securities, 0.20%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $13,300,074, collateralized by U.S. Treasury Inflation Index Bond, 0.38%, 9/30/12 fair value $13,608,230)	13,300
13,300	JPMorgan Securities, Inc., 0.26%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $13,300,096, collateralized by U.S. Treasury Inflation Index Bond, 8.75%, 8/15/20 fair value $20,629,547)	13,300

	Total Repurchase Agreements	41,800

	Total Investments (cost $750,937) — 98.90%	795,341

	Other assets in excess of liabilities — 1.10%	8,841

	Net Assets — 100.00%	$804,182

Amounts designated as “ - ” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
ADR	- American Depositary Receipt
GO	- General Obligation
MTN	- Medium Term Note
REITs	- Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
222	S&P 500 E-Mini Future	$12,617	Dec-10	$402
421	S&P 500 Future	119,638	Dec-10	3,873

				$4,275

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
59	S&P 500 E-mini Future	$3,353	Dec-10	$83

	Net Unrealized Appreciation/(Depreciation)			$4,358

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counter Party	Settlement Date	Value on Trade Date (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
340,000	Australian Dollar	Citibank	10/29/2010	$308	$327	$19
824,145	Brazialian Real	Barclays Bank	12/2/2010	470	481	11
1,293,000	Canadian Dollar	JP Morgan Chase	11/18/2010	1,229	1,256	27
7,800,000	Chinese Renminbi	Royal Bank of Scotland	9/8/2015	1,200	1,191	(9)
9,318,400	Chinese Renminbi	Morgan Stanley	9/14/2011	1,400	1,407	7
8,960,000	Chinese Renminbi	Royal Bank of Scotland	9/8/2015	1,400	1,368	(32)
9,254,000	Indian Rupee	HSBC	11/12/2010	200	204	4
14,148,000	Indian Rupee	Barclays Bank	11/12/2010	300	312	12
15,094,400	Indian Rupee	Morgan Stanley	11/12/2010	320	333	13
153,698,000	Korean Won	Barclays Bank	11/12/2010	131	135	4
84,019,000	Korean Won	Citibank	11/12/2010	72	74	2
45,830,000	Korean Won	JP Morgan Chase	11/12/2010	40	40	—
46,044,000	Korean Won	Morgan Stanley	11/12/2010	40	40	—
11,590,000	Korean Won	Citibank	11/12/2010	10	10	—
23,094,000	Korean Won	Citibank	11/12/2010	20	20	—
23,397,000	Korean Won	JP Morgan Chase	11/12/2010	20	21	1
23,385,000	Korean Won	Citibank	11/12/2010	20	21	1
11,730,000	Korean Won	Goldman Sachs	11/12/2010	10	10	—
23,352,000	Korean Won	Citibank	11/12/2010	20	21	1
11,678,000	Korean Won	Citibank	11/12/2010	10	10	—
23,238,000	Korean Won	Citibank	11/12/2010	20	20	—
62,549,000	Korean Won	Bank of America	11/12/2010	53	55	2
1,861,920	Malaysian Ringgit	Barclays Bank	10/12/2010	600	603	3
280,000	Malaysian Ringgit	Barclays Bank	2/7/2011	90	90	—
808,320	Singapore Dollar	Barclays Bank	11/12/2010	600	615	15
150,000	Singapore Dollar	Bank of America	3/9/2011	111	114	3
100,000	Singapore Dollar	JP Morgan Chase	3/9/2011	74	76	2
190,000	Singapore Dollar	Bank of America	3/9/2011	141	145	4
120,000	Singapore Dollar	Royal Bank of Scotland	3/9/2011	89	91	2
150,000	Singapore Dollar	Bank of America	3/9/2011	112	114	2
118,502	Singapore Dollar	Citibank	11/12/2010	89	90	1

	Total Currencies Purchased			$9,199	$9,294	$95

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

	Currencies Sold
10,000	British Sterling Pound	Goldman Sachs	12/20/2010	$16	$16	$—
7,703,000	Canadian Dollar	Morgan Stanley	11/18/2010	7,350	7,481	(131)
280,000	Canadian Dollar	JP Morgan Chase	11/18/2010	268	272	(4)
10,000	Canadian Dollar	Barclays Bank	11/18/2010	10	10	—
2,195,000	Canadian Dollar	Citibank	11/18/2010	2,090	2,132	(42)
95,000	Canadian Dollar	Credit Suisse	11/18/2010	90	92	(2)
9,310,000	Chinese Renminbi	Royal Bank of Scotland	9/14/2011	1,400	1,406	(6)
1,743,000	Danish Kroner	Citibank	11/4/2010	306	319	(13)
798,000	Euro	Citibank	10/26/2010	1,037	1,088	(51)
784,000	Euro	Citibank	11/23/2010	996	1,068	(72)
140,000	Euro	Citibank	11/23/2010	178	191	(13)
1,100,000	Euro	JP Morgan Chase	11/23/2010	1,457	1,499	(42)
9,254,000	Indian Rupee	Barclays Bank	11/12/2010	203	204	(1)
40,885,300	Japanese Yen	Citibank	10/26/2010	470	490	(20)
15,093,000	Japanese Yen	Morgan Stanley	11/1/2010	179	181	(2)
49,763,428	Japanese Yen	Goldman Sachs	10/26/2010	572	596	(24)
543,604,000	Korean Won	Barclays Bank	11/12/2010	462	478	(16)
280,000	Malaysian Ringgit	Barclays Bank	10/12/2010	91	91	—
2,124,000	Norwegian Krone	Citibank	11/4/2010	347	361	(14)

	Total Currencies Sold			$17,522	$17,975	$(453)

	Net Unrealized Appreciation/(Depreciation)					$(358)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(4)	S&P 500 Future Call	$1,155	$(8)	$(9)	Oct-10	$(1)
(4)	S&P 500 Future Put	1,070	(12)	(4)	Oct-10	8
(230)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3.25	(5)	(135)	Oct-10	(130)
(230)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	5.00	(20)	—	Oct-10	20
(100)	Call - Interest Rate Option U.S. Dollar 5-Year Interest	1.45	(2)	(2)	Oct-10	—
(140)	Call - Interest Rate Option U.S. Dollar 5-Year Interest	1.45	(3)	(2)	Oct-10	1
(100)	Put - Interest Rate Option U.S. Dollar 5-Year Interest	1.95	(3)	—	Oct-10	3
(70)	Put - Interest Rate Option U.S. Dollar 5-Year Interest	1.95	(3)	—	Oct-10	3

	Net Unrealized Appreciation /(Depreciation)		$(56)	$(152)		$(96)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Interest Rate SWAP Agreements

PIMCO

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$11,000	$45	$102	1/2/12	11.36%	$57

Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	4,600	24	29	1/2/14	11.99%	5

Net Unrealized Appreciation/(Depreciation)						$62

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.39%
	Jennison Associates LLC — 38.10%
	Aerospace & Defense — 1.72%
36,997	Precision Castparts Corp.	$4,711
58,936	The Boeing Co.	3,922
40,616	United Technologies Corp.	2,893

		11,526

	Air Freight & Logistics — 0.12%
17,708	Expeditors International of Washington, Inc.	819

	Apparel, Accessories & Luxury Goods — 1.11%
80,261	Coach, Inc.	3,448
4,949	Lululemon Athletica, Inc. (a)	222
41,822	Polo Ralph Lauren Corp.	3,758

		7,428

	Application Software — 1.15%
100,305	Adobe Systems, Inc. (a)	2,623
39,453	Salesforce.com, Inc. (a)	4,411
37,869	SolarWinds, Inc. (a)	654

		7,688

	Auto Parts & Equipment — 0.31%
67,406	Johnson Controls, Inc.	2,056

	Biotechnology — 1.63%
92,889	Celgene Corp. (a)	5,351
88,682	Gilead Sciences, Inc. (a)	3,158
69,158	Vertex Pharmaceuticals, Inc. (a)	2,391

		10,900

	Communications Equipment — 2.39%
289,198	Cisco Systems, Inc. (a)	6,333
185,975	Juniper Networks, Inc. (a)	5,644
88,331	Qualcomm, Inc.	3,986

		15,963

	Computer Hardware — 2.99%
46,770	Apple, Inc. (a)	13,271
50,286	International Business Machines Corp.	6,745

		20,016

	Computer Storage & Peripherals — 0.93%
124,563	NetApp, Inc. (a)	6,202

	Construction & Engineering — 0.20%
69,300	Quanta Services, Inc. (a)	1,322

	Construction & Farm Machinery & Heavy Trucks — 0.12%
11,450	C.H. Robinson Worldwide, Inc.	801

	Data Processing & Outsourced Services — 1.39%
23,467	MasterCard, Inc., Class - A	5,257
54,006	Visa, Inc., Class - A	4,010

		9,267

	Electronic Equipment & Instruments — 0.49%
98,124	Agilent Technologies, Inc. (a)	3,274

	Food Retail — 0.45%
81,542	Whole Foods Market, Inc. (a)	3,026

	Footwear — 0.97%
80,757	NIKE, Inc., Class - B	6,472

	General Merchandise Stores — 1.25%
109,080	Dollar General Corp. (a)	3,190
96,384	Target Corp.	5,151

		8,341

	Health Care Services — 1.22%
94,862	Express Scripts, Inc. (a)	4,620
68,503	Medco Health Solutions, Inc. (a)	3,566

Shares	Security Description	Value (000)
	Health Care Services (continued)

		8,186

	Health Care Supplies — 0.75%
30,022	Alcon, Inc.	$5,007

	Hotels, Resorts & Cruise Lines — 0.64%
119,916	Marriott International, Inc., Class - A	4,297

	Household Products — 0.35%
30,091	Colgate-Palmolive Co.	2,313

	Hypermarkets & Super Centers — 0.56%
58,410	Costco Wholesale Corp.	3,767

	Industrial Machinery — 0.40%
74,436	Ingersoll-Rand PLC	2,658

	Integrated Oil & Gas — 0.77%
65,457	Occidental Petroleum Corp.	5,125

	Internet Retail — 1.75%
74,334	Amazon.com, Inc. (a)	11,675

	Internet Software & Services — 1.98%
41,364	Baidu, Inc. - Sponsored ADR (a)	4,245
13,399	Google, Inc., Class - A (a)	7,045
89,804	Tencent Holdings Ltd. - ADR	1,969

		13,259

	Investment Banking & Brokerage — 0.98%
181,787	Charles Schwab Corp.	2,527
62,363	Morgan Stanley	1,539
17,009	The Goldman Sachs Group, Inc.	2,459

		6,525

	Life Sciences Tools & Services — 0.33%
44,454	Illumina, Inc. (a)	2,187

	Movies & Entertainment — 1.01%
204,878	The Walt Disney Co.	6,784

	Oil & Gas Equipment & Services — 0.97%
105,277	Schlumberger Ltd.	6,486

	Other Diversified Financial Services — 0.46%
81,445	JPMorgan Chase & Co.	3,101

	Packaged Foods & Meats — 1.51%
126,594	Kraft Foods, Inc.	3,907
45,448	Mead Johnson Nutrition Co.	2,586
124,214	Unilever PLC - Sponsored ADR	3,615

		10,108

	Pharmaceuticals — 2.32%
87,131	Abbott Laboratories	4,552
41,883	Allergan, Inc.	2,786
100,540	Mylan, Inc. (a)	1,891
2,892	Novartis AG - Sponsored ADR	167
35,084	Shire PLC - Sponsored ADR	2,360
70,952	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	3,743

		15,499

	Railroads — 0.41%
33,275	Union Pacific Corp.	2,722

	Restaurants — 0.89%
33,549	McDonald’s Corp.	2,500
135,636	Starbucks Corp.	3,469

		5,969

	Semiconductors — 1.34%
90,823	Broadcom Corp., Class - A	3,214
135,615	Intel Corp.	2,608
177,428	Marvell Technology Group Ltd. (a)	3,107

		8,929

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Specialty Stores — 0.63%
121,538	Staples, Inc.	$2,542
34,892	Tiffany & Co.	1,640

		4,182

	Systems Software — 1.49%
195,259	Oracle Corp.	5,243
7,096	Red Hat, Inc. (a)	291
51,906	VMware, Inc., Class - A (a)	4,409

		9,943

	Wireless Telecommunication Services — 0.12%
15,244	American Tower Corp., Class - A (a)	781

	Total Jennison Associates LLC	254,604

	SSgA Funds Management, Inc. — 19.78%
	Advertising — 0.05%
7,611	Omnicom Group, Inc.	300

	Aerospace & Defense — 0.79%
23,649	Honeywell International, Inc.	1,039
7,562	Lockheed Martin Corp.	539
4,400	Precision Castparts Corp.	560
19,010	The Boeing Co.	1,265
26,362	United Technologies Corp.	1,878

		5,281

	Air Freight & Logistics — 0.30%
6,300	FedEx Corp.	539
22,109	United Parcel Service, Inc., Class - B	1,474

		2,013

	Aluminum — 0.01%
4,407	Alcoa, Inc.	53

	Apparel Retail — 0.12%
12,786	The Gap, Inc.	238
12,806	The TJX Cos., Inc.	572

		810

	Application Software — 0.06%
16,379	Adobe Systems, Inc. (a)	428

	Asset Management & Custody Banks — 0.10%
336	BlackRock, Inc., Class - A	57
4,651	Franklin Resources, Inc.	497
2,959	Northern Trust Corp.	143

		697

	Auto Parts & Equipment — 0.09%
19,875	Johnson Controls, Inc.	606

	Automobile Manufacturers — 0.19%
103,100	Ford Motor Co. (a)	1,262

	Biotechnology — 0.33%
14,389	Celgene Corp. (a)	829
6,274	Genzyme Corp. (a)	444
26,186	Gilead Sciences, Inc. (a)	933

		2,206

	Cable & Satellite — 0.17%
27,441	DIRECTV, Class - A (a)	1,142

	Casinos & Gaming — 0.05%
9,900	Las Vegas Sands Corp. (a)	345

	Communications Equipment — 1.02%
176,960	Cisco Systems, Inc. (a)	3,875
5,852	Corning, Inc.	107
16,524	Juniper Networks, Inc. (a)	502
50,840	Qualcomm, Inc.	2,294

Shares	Security Description	Value (000)
	Communications Equipment (continued)
		6,778

	Computer & Electronics Retail — 0.07%
10,712	Best Buy Co., Inc.	$437

	Computer Hardware — 2.56%
28,261	Apple, Inc. (a)	8,019
53,209	Dell, Inc. (a)	690
72,686	Hewlett-Packard Co.	3,058
39,750	International Business Machines Corp.	5,332

		17,099

	Computer Storage & Peripherals — 0.19%
63,582	EMC Corp. (a)	1,291

	Construction & Farm Machinery & Heavy Trucks — 0.44%
19,441	Caterpillar, Inc.	1,530
12,492	Deere & Co.	872
11,225	PACCAR, Inc.	540

		2,942

	Consumer Finance — 0.20%
32,471	American Express Co.	1,365

	Data Processing & Outsourced Services — 0.36%
15,488	Automatic Data Processing, Inc.	651
3,021	MasterCard, Inc., Class - A	677
14,455	Visa, Inc., Class - A	1,073

		2,401

	Department Stores — 0.06%
7,060	Kohl’s Corp. (a)	372

	Diversified Chemicals — 0.07%
9,643	E.I. du Pont de Nemours & Co.	430

	Diversified Metals & Mining — 0.22%
14,637	Freeport-McMoRan Copper & Gold, Inc.	1,250
5,280	Southern Copper Corp.	185

		1,435

	Drug Retail — 0.16%
4,574	CVS Caremark Corp.	144
27,877	Walgreen Co.	934

		1,078

	Electrical Components & Equipment — 0.18%
23,340	Emerson Electric Co.	1,229

	Fertilizers & Agricultural Chemicals — 0.17%
17,067	Monsanto Co.	818
4,965	The Mosaic Co.	292

		1,110

	Food Distributors — 0.08%
18,496	Sysco Corp.	528

	Food Retail — 0.00%
1,094	The Kroger Co.	24

	Footwear — 0.13%
11,134	NIKE, Inc., Class - B	892

	General Merchandise Stores — 0.18%
22,816	Target Corp.	1,219

	Gold — 0.14%
14,753	Newmont Mining Corp.	927

	Health Care Distributors — 0.05%
3,900	Cardinal Health, Inc.	129
3,595	McKesson Corp.	222

		351

	Health Care Equipment — 0.55%
15,350	Baxter International, Inc.	732

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
7,190	Becton, Dickinson & Co.	$533
15,700	Covidien PLC	631
26,188	Medtronic, Inc.	879
10,026	St. Jude Medical, Inc. (a)	395
9,674	Stryker Corp.	484

		3,654

	Health Care Services — 0.23%
17,104	Express Scripts, Inc. (a)	833
13,558	Medco Health Solutions, Inc. (a)	706

		1,539

	Health Care Supplies — 0.05%
2,100	Alcon, Inc.	350

	Home Entertainment Software — 0.01%
4,238	Activision Blizzard, Inc.	46

	Home Improvement Retail — 0.36%
34,413	Lowe’s Cos., Inc.	767
52,350	The Home Depot, Inc.	1,659

		2,426

	Hotels, Resorts & Cruise Lines — 0.03%
5,098	Carnival Corp.	195

	Household Products — 0.29%
12,785	Colgate-Palmolive Co.	983
10,091	Kimberly-Clark Corp.	656
5,375	The Procter & Gamble Co.	322

		1,961

	Hypermarkets & Super Centers — 0.44%
13,727	Costco Wholesale Corp.	885
38,192	Wal-Mart Stores, Inc.	2,044

		2,929

	Industrial Conglomerates — 0.49%
22,041	3M Co.	1,911
76,600	General Electric Co.	1,245
2,200	Tyco International Ltd.	81

		3,237

	Industrial Gases — 0.21%
6,609	Air Products & Chemicals, Inc.	547
9,463	Praxair, Inc.	854

		1,401

	Industrial Machinery — 0.19%
15,170	Danaher Corp.	616
13,832	Illinois Tool Works, Inc.	650

		1,266

	Integrated Oil & Gas — 1.63%
3,300	Chevron Corp.	268
17,800	ConocoPhillips	1,022
145,312	Exxon Mobil Corp.	8,979
5,900	Marathon Oil Corp.	195
5,100	Occidental Petroleum Corp.	399

		10,863

	Internet Retail — 0.26%
10,881	Amazon.com, Inc. (a)	1,709

	Internet Software & Services — 0.69%
13,490	eBay, Inc. (a)	329
7,597	Google, Inc., Class - A (a)	3,995
18,013	Yahoo!, Inc. (a)	255

		4,579

Shares	Security Description	Value (000)
	Investment Banking & Brokerage — 0.12%
30,855	Charles Schwab Corp.	$429
13,610	Morgan Stanley	336

		765

	IT Consulting & Other Services — 0.21%
19,087	Accenture PLC, Class - A	811
9,400	Cognizant Tech Solutions Corp. (a)	606

		1,417

	Life & Health Insurance — 0.14%
13,867	Aflac, Inc.	717
6,400	MetLife, Inc.	246

		963

	Movies & Entertainment — 0.08%
14,900	News Corp., Class - A	195
7,300	Time Warner, Inc.	224
3,600	Viacom, Inc., Class - B	130

		549

	Oil & Gas Equipment & Services — 0.50%
3,600	Baker Hughes, Inc.	153
28,400	Halliburton Co.	939
36,885	Schlumberger Ltd.	2,273

		3,365

	Oil & Gas Exploration & Production — 0.16%
7,900	EOG Resources, Inc.	735
10,744	Southwestern Energy Co. (a)	359

		1,094

	Oil & Gas Storage & Transportation — 0.02%
7,500	The Williams Cos., Inc.	143

	Packaged Foods & Meats — 0.12%
12,262	General Mills, Inc.	448
7,136	Kellogg Co.	361

		809

	Pharmaceuticals — 0.59%
43,135	Abbott Laboratories	2,253
9,537	Allergan, Inc.	635
7,372	Eli Lilly & Co.	269
12,785	Johnson & Johnson	792

		3,949

	Property & Casualty Insurance — 0.03%
1,600	ACE Ltd.	93
1,700	The Travelers Cos., Inc.	89

		182

	Publishing — 0.02%
3,800	Thomson Reuters Corp.	143

	Railroads — 0.02%
1,981	Union Pacific Corp.	162

	Restaurants — 0.56%
33,367	McDonald’s Corp.	2,486
23,287	Starbucks Corp.	596
14,372	YUM! Brands, Inc.	662

		3,744

	Retail REITs — 0.09%
6,314	Simon Property Group, Inc.	586

	Semiconductor Equipment — 0.07%
41,900	Applied Materials, Inc.	489

	Semiconductors — 0.49%
15,297	Broadcom Corp., Class - A	541
117,832	Intel Corp.	2,266
17,234	Texas Instruments, Inc.	468

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
		3,275

	Soft Drinks — 0.71%
28,721	PepsiCo, Inc.	$1,908
48,720	The Coca-Cola Co.	2,851

		4,759

	Specialized REITs — 0.06%
3,900	Public Storage	378

	Specialty Stores — 0.07%
22,889	Staples, Inc.	479

	Steel — 0.02%
4,200	Nucor Corp.	160

	Systems Software — 1.09%
158,839	Microsoft Corp.	3,890
118,004	Oracle Corp.	3,168
2,210	Symantec Corp. (a)	34
2,315	VMware, Inc., Class - A (a)	197

		7,289

	Tobacco — 0.54%
37,984	Altria Group, Inc.	913
48,342	Philip Morris International, Inc.	2,708

		3,621

	Wireless Telecommunication Services — 0.10%
12,579	American Tower Corp., Class - A (a)	645

	Total SSgA Funds Management, Inc.	132,172

	Sustainable Growth Advisers — 40.51%
	Air Freight & Logistics — 1.60%
124,847	FedEx Corp.	10,674

	Asset Management & Custody Banks — 1.49%
264,188	State Street Corp.	9,949

	Communications Equipment — 2.58%
356,340	Juniper Networks, Inc. (a)	10,815
142,912	Qualcomm, Inc.	6,448

		17,263

	Computer Hardware — 1.69%
39,833	Apple, Inc. (a)	11,303

	Consumer Finance — 1.02%
161,954	American Express Co.	6,807

	Data Processing & Outsourced Services — 3.53%
259,015	Automatic Data Processing, Inc.	10,887
171,197	Visa, Inc., Class - A	12,713

		23,600

	Health Care Equipment — 2.85%
18,040	Intuitive Surgical, Inc. (a)	5,119
169,080	Stryker Corp.	8,463
104,270	Zimmer Holdings, Inc. (a)	5,456

		19,038

	Health Care Technology — 1.66%
131,865	Cerner Corp. (a)	11,075

	Home Improvement Retail — 1.52%
454,916	Lowe’s Cos., Inc.	10,140

	Internet Retail — 1.60%
67,868	Amazon.com, Inc. (a)	10,659

	Internet Software & Services — 3.00%
347,850	eBay, Inc. (a)	8,488
16,240	Google, Inc., Class - A (a)	8,539

Shares or Principal Amount (000)	Security Description	Value (000)
	Internet Software & Services (continued)
78,430	VistaPrint NV (a)	$3,031

		20,058

	Oil & Gas Equipment & Services — 2.11%
130,610	National Oilwell Varco, Inc.	5,808
134,863	Schlumberger Ltd.	8,309

		14,117

	Pharmaceuticals — 2.71%
122,866	Johnson & Johnson	7,613
198,845	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	10,489

		18,102

	Restaurants — 1.62%
421,934	Starbucks Corp.	10,793

	Soft Drinks — 3.00%
124,872	PepsiCo, Inc.	8,297
201,373	The Coca-Cola Co.	11,784

		20,081

	Specialty Chemicals — 1.18%
154,952	Ecolab, Inc.	7,862

	Specialty Stores — 1.69%
539,497	Staples, Inc.	11,286

	Systems Software — 3.90%
358,252	Microsoft Corp.	8,773
390,156	Oracle Corp.	10,476
166,678	Red Hat, Inc. (a)	6,834

		26,083

	Trading Companies & Distributors — 1.76%
221,707	Fastenal Co.	11,793

	Total Sustainable Growth Advisers	270,683

	Total Common Stocks	657,459

	U.S. Treasury Obligations — 0.02%
	SSgA Funds Management, Inc. — 0.02%
$50	U.S. Treasury Bills, 0.14%, 12/16/10 (b)(c)	50
67	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(c)	67

	Total U.S. Treasury Obligations	117

	Time Deposits — 0.96%
	Jennison Associates LLC — 0.65%
4,382	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	4,382
	Sustainable Growth Advisers — 0.31%
2,066	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	2,066

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Time Deposits (continued)

	Total Time Deposits	6,448

	Mutual Funds — 0.14%
	SSgA Funds Management, Inc. — 0.14%
908,180	Alliance Money Market Fund Prime Portfolio, 0.15% (d)	$908

	Total Mutual Funds	908

	Total Investments (cost $507,883) — 99.51%	664,932

	Other assets in excess of liabilities — 0.49%	3,253

	Net Assets — 100.00%	$668,185

(a)	Represents non-income producing security.
(b)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	-	American Depositary Receipt
REITs	-	Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
13	NASDAQ 100 E-Mini Future	$519	Dec-10	$31
13	S&P 500 E-Mini Future	739	Dec-10	21

	Net Unrealized Appreciation (Depreciation)			$52

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.21%
	Jennison Associates LLC — 33.64%
	Aerospace & Defense — 1.53%
50,375	Precision Castparts Corp.	$6,415
80,196	The Boeing Co.	5,336
56,264	United Technologies Corp.	4,008

		15,759

	Air Freight & Logistics — 0.11%
24,113	Expeditors International of Washington, Inc.	1,115

	Apparel, Accessories & Luxury Goods — 0.98%
109,277	Coach, Inc.	4,695
6,739	Lululemon Athletica, Inc. (a)	301
56,944	Polo Ralph Lauren Corp.	5,117

		10,113

	Application Software — 0.94%
136,514	Adobe Systems, Inc. (a)	3,570
53,702	Salesforce.com, Inc. (a)	6,004
7,016	SolarWinds, Inc. (a)	121

		9,695

	Auto Parts & Equipment — 0.27%
91,706	Johnson Controls, Inc.	2,797

	Biotechnology — 1.45%
126,486	Celgene Corp. (a)	7,287
121,425	Gilead Sciences, Inc. (a)	4,324
94,160	Vertex Pharmaceuticals, Inc. (a)	3,255

		14,866

	Communications Equipment — 2.11%
393,322	Cisco Systems, Inc. (a)	8,614
253,168	Juniper Networks, Inc. (a)	7,684
120,217	Qualcomm, Inc.	5,424

		21,722

	Computer Hardware — 2.65%
63,661	Apple, Inc. (a)	18,064
68,441	International Business Machines Corp.	9,180

		27,244

	Computer Storage & Peripherals — 0.82%
169,590	NetApp, Inc. (a)	8,444

	Construction & Engineering — 0.17%
94,300	Quanta Services, Inc. (a)	1,799

	Construction & Farm Machinery & Heavy Trucks — 0.11%
15,590	C.H. Robinson Worldwide, Inc.	1,090

	Data Processing & Outsourced Services — 1.23%
31,955	MasterCard, Inc., Class - A	7,158
73,501	Visa, Inc., Class - A	5,458

		12,616

	Electronic Equipment & Instruments — 0.43%
133,480	Agilent Technologies, Inc. (a)	4,454

	Food Retail — 0.40%
111,019	Whole Foods Market, Inc. (a)	4,120

	Footwear — 0.86%
109,872	NIKE, Inc., Class - B	8,805

	General Merchandise Stores — 1.10%
148,496	Dollar General Corp. (a)	4,344
131,289	Target Corp.	7,016

		11,360

	Health Care Services — 1.08%
129,163	Express Scripts, Inc. (a)	6,290
93,523	Medco Health Solutions, Inc. (a)	4,869

Shares	Security Description	Value (000)
	Health Care Services (continued)

		11,159

	Health Care Supplies — 0.69%
42,458	Alcon, Inc.	$7,082

	Hotels, Resorts & Cruise Lines — 0.56%
160,817	Marriott International, Inc., Class - A	5,762

	Household Products — 0.31%
40,951	Colgate-Palmolive Co.	3,147

	Hypermarkets & Super Centers — 0.50%
79,485	Costco Wholesale Corp.	5,126

	Industrial Machinery — 0.35%
101,281	Ingersoll-Rand PLC	3,617

	Integrated Oil & Gas — 0.68%
89,124	Occidental Petroleum Corp.	6,978

	Internet Retail — 1.54%
101,167	Amazon.com, Inc. (a)	15,889

	Internet Software & Services — 1.75%
56,296	Baidu, Inc. - Sponsored ADR (a)	5,777
18,244	Google, Inc., Class - A (a)	9,593
122,267	Tencent Holdings Ltd. - ADR	2,681

		18,051

	Investment Banking & Brokerage — 0.87%
254,012	Charles Schwab Corp.	3,531
84,867	Morgan Stanley	2,094
23,151	The Goldman Sachs Group, Inc.	3,347

		8,972

	Life Sciences Tools & Services — 0.29%
60,258	Illumina, Inc. (a)	2,965

	Movies & Entertainment — 0.90%
278,965	The Walt Disney Co.	9,237

	Oil & Gas Equipment & Services — 0.86%
143,280	Schlumberger Ltd.	8,827

	Other Diversified Financial Services — 0.41%
110,810	JPMorgan Chase & Co.	4,219

	Packaged Foods & Meats — 1.34%
172,338	Kraft Foods, Inc.	5,318
61,881	Mead Johnson Nutrition Co.	3,522
168,993	Unilever PLC - Sponsored ADR	4,918

		13,758

	Pharmaceuticals — 2.05%
118,634	Abbott Laboratories	6,198
57,026	Allergan, Inc.	3,794
133,709	Mylan, Inc. (a)	2,515
3,937	Novartis AG - Sponsored ADR	227
47,933	Shire PLC - Sponsored ADR	3,225
96,633	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	5,097

		21,056

	Railroads — 0.36%
45,304	Union Pacific Corp.	3,706

	Restaurants — 0.79%
45,677	McDonald’s Corp.	3,403
184,679	Starbucks Corp.	4,724

		8,127

	Semiconductors — 1.18%
123,658	Broadcom Corp., Class - A	4,376
184,574	Intel Corp.	3,550
241,572	Marvell Technology Group Ltd. (a)	4,230

		12,156

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Specialty Stores — 0.55%
165,498	Staples, Inc.	$3,462
47,461	Tiffany & Co.	2,230

		5,692

	Systems Software — 1.32%
265,752	Oracle Corp.	7,135
9,659	Red Hat, Inc. (a)	396
70,674	VMware, Inc., Class - A (a)	6,003

		13,534

	Wireless Telecommunication Services — 0.10%
20,748	American Tower Corp., Class - A (a)	1,064

	Total Jennison Associates LLC	346,123

	SSgA Funds Management, Inc. — 12.10%
	Advertising — 0.03%
7,267	Omnicom Group, Inc.	287

	Aerospace & Defense — 0.49%
22,451	Honeywell International, Inc.	987
7,058	Lockheed Martin Corp.	503
4,157	Precision Castparts Corp.	529
17,984	The Boeing Co.	1,197
24,936	United Technologies Corp.	1,776

		4,992

	Air Freight & Logistics — 0.18%
5,935	FedEx Corp.	508
20,859	United Parcel Service, Inc., Class - B	1,391

		1,899

	Aluminum — 0.01%
4,285	Alcoa, Inc.	52

	Apparel Retail — 0.07%
11,961	The Gap, Inc.	223
11,945	The TJX Cos., Inc.	533

		756

	Application Software — 0.04%
15,359	Adobe Systems, Inc. (a)	402

	Asset Management & Custody Banks — 0.06%
370	BlackRock, Inc., Class - A	63
4,306	Franklin Resources, Inc.	460
2,810	Northern Trust Corp.	136

		659

	Auto Parts & Equipment — 0.06%
18,531	Johnson Controls, Inc.	565

	Automobile Manufacturers — 0.12%
97,495	Ford Motor Co. (a)	1,193

	Biotechnology — 0.20%
13,457	Celgene Corp. (a)	775
5,952	Genzyme Corp. (a)	421
24,510	Gilead Sciences, Inc. (a)	873

		2,069

	Cable & Satellite — 0.11%
25,918	DIRECTV, Class - A (a)	1,079

	Casinos & Gaming — 0.03%
9,245	Las Vegas Sands Corp. (a)	322

	Communications Equipment — 0.62%
167,024	Cisco Systems, Inc. (a)	3,658
5,669	Corning, Inc.	103
15,352	Juniper Networks, Inc. (a)	466
47,976	Qualcomm, Inc.	2,165

		6,392

Shares	Security Description	Value (000)
	Computer & Electronics Retail — 0.04%
10,097	Best Buy Co., Inc.	$412

	Computer Hardware — 1.57%
26,644	Apple, Inc. (a)	7,560
49,778	Dell, Inc. (a)	645
68,619	Hewlett-Packard Co.	2,887
37,474	International Business Machines Corp.	5,027

		16,119

	Computer Storage & Peripherals — 0.12%
60,087	EMC Corp. (a)	1,220

	Construction & Farm Machinery & Heavy Trucks — 0.27%
18,390	Caterpillar, Inc.	1,447
11,687	Deere & Co.	816
10,659	PACCAR, Inc.	513

		2,776

	Consumer Finance — 0.13%
30,622	American Express Co.	1,287

	Data Processing & Outsourced Services — 0.22%
14,722	Automatic Data Processing, Inc.	619
2,829	MasterCard, Inc., Class - A	633
13,695	Visa, Inc., Class - A	1,017

		2,269

	Department Stores — 0.03%
6,604	Kohl’s Corp. (a)	348

	Diversified Chemicals — 0.04%
9,160	E.I. du Pont de Nemours & Co.	409

	Diversified Metals & Mining — 0.13%
13,766	Freeport-McMoRan Copper & Gold, Inc.	1,175
4,975	Southern Copper Corp.	175

		1,350

	Drug Retail — 0.10%
4,460	CVS Caremark Corp.	140
26,018	Walgreen Co.	872

		1,012

	Electrical Components & Equipment — 0.11%
22,053	Emerson Electric Co.	1,161

	Fertilizers & Agricultural Chemicals — 0.10%
15,997	Monsanto Co.	767
4,622	The Mosaic Co.	271

		1,038

	Food Distributors — 0.05%
17,251	Sysco Corp.	492

	Food Retail — 0.00%
1,042	The Kroger Co.	23

	Footwear — 0.08%
10,544	NIKE, Inc., Class - B	845

	General Merchandise Stores — 0.11%
21,570	Target Corp.	1,153

	Gold — 0.08%
13,897	Newmont Mining Corp.	873

	Health Care Distributors — 0.03%
3,653	Cardinal Health, Inc.	121
3,386	McKesson Corp.	209

		330

	Health Care Equipment — 0.34%
14,481	Baxter International, Inc.	691

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
6,845	Becton, Dickinson & Co.	$507
14,682	Covidien PLC	590
24,804	Medtronic, Inc.	833
9,585	St. Jude Medical, Inc. (a)	377
9,215	Stryker Corp.	461

		3,459

	Health Care Services — 0.14%
16,055	Express Scripts, Inc. (a)	782
12,634	Medco Health Solutions, Inc. (a)	658

		1,440

	Health Care Supplies — 0.03%
1,989	Alcon, Inc.	332

	Home Entertainment Software — 0.00%
4,120	Activision Blizzard, Inc.	45

	Home Improvement Retail — 0.22%
32,188	Lowe’s Cos., Inc.	717
49,489	The Home Depot, Inc.	1,568

		2,285

	Hotels, Resorts & Cruise Lines — 0.02%
4,746	Carnival Corp.	181

	Household Products — 0.18%
12,003	Colgate-Palmolive Co.	923
9,610	Kimberly-Clark Corp.	625
5,058	The Procter & Gamble Co.	303

		1,851

	Hypermarkets & Super Centers — 0.27%
12,891	Costco Wholesale Corp.	831
36,034	Wal-Mart Stores, Inc.	1,929

		2,760

	Industrial Conglomerates — 0.30%
20,834	3M Co.	1,806
72,439	General Electric Co.	1,177
2,196	Tyco International Ltd.	81

		3,064

	Industrial Gases — 0.13%
6,164	Air Products & Chemicals, Inc.	511
8,908	Praxair, Inc.	804

		1,315

	Industrial Machinery — 0.12%
14,380	Danaher Corp.	584
12,895	Illinois Tool Works, Inc.	606

		1,190

	Integrated Oil & Gas — 0.99%
3,139	Chevron Corp.	255
16,657	ConocoPhillips	957
136,970	Exxon Mobil Corp.	8,463
5,539	Marathon Oil Corp.	183
4,777	Occidental Petroleum Corp.	374

		10,232

	Internet Retail — 0.16%
10,214	Amazon.com, Inc. (a)	1,604

	Internet Software & Services — 0.42%
12,811	eBay, Inc. (a)	313
7,111	Google, Inc., Class - A (a)	3,739
17,089	Yahoo!, Inc. (a)	242

		4,294

Shares	Security Description	Value (000)
	Investment Banking & Brokerage — 0.07%
28,964	Charles Schwab Corp.	$403
12,982	Morgan Stanley	320

		723

	IT Consulting & Other Services — 0.13%
17,903	Accenture PLC, Class - A	761
8,759	Cognizant Tech Solutions Corp. (a)	564

		1,325

	Life & Health Insurance — 0.09%
12,965	Aflac, Inc.	670
5,967	MetLife, Inc.	230

		900

	Movies & Entertainment — 0.05%
13,941	News Corp., Class - A	182
6,878	Time Warner, Inc.	211
3,541	Viacom, Inc., Class - B	128

		521

	Oil & Gas Equipment & Services — 0.31%
3,393	Baker Hughes, Inc.	144
26,537	Halliburton Co.	878
34,915	Schlumberger Ltd.	2,151

		3,173

	Oil & Gas Exploration & Production — 0.10%
7,399	EOG Resources, Inc.	688
10,130	Southwestern Energy Co. (a)	339

		1,027

	Oil & Gas Storage & Transportation — 0.01%
7,014	The Williams Cos., Inc.	134

	Packaged Foods & Meats — 0.07%
11,544	General Mills, Inc.	422
6,777	Kellogg Co.	342

		764

	Pharmaceuticals — 0.36%
40,693	Abbott Laboratories	2,126
8,866	Allergan, Inc.	590
6,858	Eli Lilly & Co.	250
12,077	Johnson & Johnson	748

		3,714

	Property & Casualty Insurance — 0.02%
1,479	ACE Ltd.	86
1,549	The Travelers Cos., Inc.	81

		167

	Publishing — 0.01%
3,576	Thomson Reuters Corp.	134

	Railroads — 0.01%
1,849	Union Pacific Corp.	151

	Restaurants — 0.34%
31,443	McDonald’s Corp.	2,343
21,768	Starbucks Corp.	557
13,708	YUM! Brands, Inc.	631

		3,531

	Retail REITs — 0.05%
5,940	Simon Property Group, Inc.	551

	Semiconductor Equipment — 0.04%
39,270	Applied Materials, Inc.	459

	Semiconductors — 0.30%
14,471	Broadcom Corp., Class - A	512
111,278	Intel Corp.	2,140
16,183	Texas Instruments, Inc.	439

		3,091

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Soft Drinks — 0.44%
27,142	PepsiCo, Inc.	$1,803
45,994	The Coca-Cola Co.	2,692

		4,495

	Specialized REITs — 0.04%
3,715	Public Storage	360

	Specialty Stores — 0.04%
21,320	Staples, Inc.	446

	Steel — 0.01%
3,997	Nucor Corp.	153

	Systems Software — 0.67%
149,881	Microsoft Corp.	3,671
111,363	Oracle Corp.	2,990
2,220	Symantec Corp. (a)	34
2,183	VMware, Inc., Class - A (a)	185

		6,880

	Tobacco — 0.33%
35,512	Altria Group, Inc.	853
45,618	Philip Morris International, Inc.	2,556

		3,409

	Wireless Telecommunication Services — 0.06%
11,841	American Tower Corp., Class - A (a)	607

	Total SSgA Funds Management, Inc.	124,551

	Sustainable Growth Advisers — 35.47%
	Air Freight & Logistics — 1.40%
168,288	FedEx Corp.	14,389

	Asset Management & Custody Banks — 1.30%
355,952	State Street Corp.	13,405

	Communications Equipment — 2.26%
480,310	Juniper Networks, Inc. (a)	14,578
192,578	Qualcomm, Inc.	8,689

		23,267

	Computer Hardware — 1.48%
53,667	Apple, Inc. (a)	15,228

	Consumer Finance — 0.99%
241,926	American Express Co.	10,168

	Data Processing & Outsourced Services — 3.09%
349,135	Automatic Data Processing, Inc.	14,674
230,733	Visa, Inc., Class - A	17,134

		31,808

	Health Care Equipment — 2.49%
24,320	Intuitive Surgical, Inc. (a)	6,901
227,900	Stryker Corp.	11,406
140,520	Zimmer Holdings, Inc. (a)	7,353

		25,660

	Health Care Technology — 1.45%
177,745	Cerner Corp. (a)	14,929

	Home Improvement Retail — 1.32%
611,344	Lowe’s Cos., Inc.	13,627

	Internet Retail — 1.40%
91,482	Amazon.com, Inc. (a)	14,368

	Internet Software & Services — 2.63%
468,700	eBay, Inc. (a)	11,436
21,890	Google, Inc., Class - A (a)	11,510

Shares or Principal Amount (000)	Security Description	Value (000)
	Internet Software & Services (continued)
105,730	VistaPrint NV (a)	$4,086

		27,032

	Oil & Gas Equipment & Services — 1.82%
176,050	National Oilwell Varco, Inc.	7,829
176,617	Schlumberger Ltd.	10,881

		18,710

	Pharmaceuticals — 2.37%
165,614	Johnson & Johnson	10,261
268,015	Teva Pharmaceutical Industries Ltd. - Sponsored ADR	14,138

		24,399

	Restaurants — 1.35%
543,536	Starbucks Corp.	13,904

	Soft Drinks — 2.64%
168,088	PepsiCo, Inc.	11,168
272,907	The Coca-Cola Co.	15,970

		27,138

	Specialty Chemicals — 1.03%
208,898	Ecolab, Inc.	10,600

	Specialty Stores — 1.48%
727,203	Staples, Inc.	15,213

	Systems Software — 3.42%
482,918	Microsoft Corp.	11,827
525,824	Oracle Corp.	14,118
224,682	Red Hat, Inc. (a)	9,212

		35,157

	Trading Companies & Distributors — 1.55%
299,193	Fastenal Co.	15,914

	Total Sustainable Growth Advisers	364,916

	Total Common Stocks	835,590

	Corporate Bonds — 0.65%
	PIMCO — 0.65%
	Airlines — 0.07%
$700	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	704

	Automobiles — 0.19%
1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,944

	Computers & Peripherals — 0.06%
600	Hewlett-Packard Co., 1.35%, 5/27/11 (b)	604

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	101

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	PIMCO (continued)
	Consumer Finance (continued)
$700	SLM Corp., Series A, MTN, 0.80%, 1/27/14 (b)	$605

		706

	Diversified Telecommunication Services — 0.06%
600	Verizon Communications, Inc., 3.75%, 5/20/11	612

	Electric Utilities — 0.16%
1,600	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,686

	Energy Equipment & Services — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	108

	Insurance — 0.03%
100	American International Group, Inc., MTN, 0.39%, 3/20/12 (b)	97
200	American International Group, Inc., Series 1, MTN, 0.63%, 10/18/11 (b)	197

		294

	Total Corporate Bonds	6,658

	Asset Backed Securities — 0.53%
	PIMCO — 0.53%
591	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.61%, 6/25/34 (b)	458
714	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007- HE2, Class A2, 0.34%, 5/25/37 (b)	479
550	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.35%, 6/25/47 (b)	528
514	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.36%, 5/25/36 (b)	495
710	Countrywide Asset- Backed Certificates, Series 2006-25, Class 2A1, 0.33%, 5/25/28 (b)	692
503	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.34%, 10/25/28 (b)	485
628	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.32%, 5/25/37 (b)	520
504	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.32%, 6/25/37 (b)	496
354	SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (b)	353
771	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	850
50	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	56
37	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 0.50%, 10/25/35 (b)	37

	Total Asset Backed Securities	5,449

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 3.79%
	PIMCO — 3.79%
$743	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.67%, 10/25/34 (b)	$647
22	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.03%, 9/25/45 (b)	19
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	128
1,177	Banc of America Funding Corp., Series 2004-A, Class 1A3, 4.95%, 9/20/34 (b)	1,208
28	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	22
173	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.67%, 2/25/33 (b)	173
51	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 3.40%, 2/25/33 (b)	48
154	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.77%, 8/25/33 (b)	150
826	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.10%, 9/25/34 (b)	710
986	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.86%, 10/25/34 (b)	707
30	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.76%, 3/25/35 (b)	29
947	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.93%, 3/25/35 (b)	908
1,199	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 3.15%, 9/25/34 (b)	866
253	Citigroup Mortgage Corporation Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (b)	238
460	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.65%, 12/25/35 (b)	416
1,293	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.92%, 8/25/35 (b)	1,216
138	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	128
14	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2, 0.36%, 10/25/36 (b)	14
249	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.08%, 10/25/33	250
1,181	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.47%, 5/25/35 (b)	749

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$38	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.54%, 2/25/37 (b)	$21
458	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.47%, 7/25/46 (b)	255
39	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.78%, 2/25/37 (b)	28
45	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.45%, 9/25/46 (b)	27
37	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.47%, 7/20/46 (b)	17
1,190	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.58%, 3/25/35 (b)	749
103	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.55%, 4/25/35 (b)	67
1,068	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.49%, 5/25/35 (b)	694
756	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 4.67%, 2/20/36 (b)	591
228	Fannie Mae Whole Loan, 6.00%, 7/25/44	248
892	Fannie Mae, Series 2006-82, Class F, 0.83%, 9/25/36 (b)	896
228	First Horizon Mortgage Pass- Through Trust, Series 2004-AR1, Class 2A1, 2.85%, 2/25/34 (b)	230
14	Freddie Mac, Series 2395, Class FT, 0.71%, 12/15/31 (b)	14
874	Freddie Mac, Series 3174, Class FM, 0.50%, 5/15/36 (b)	872
27	Freddie Mac, Series 3346, Class FA, 0.49%, 2/15/19 (b)	27
1,691	Freddie Mac, Series 3616, Class FG, 0.91%, 3/15/32 (b)	1,699
93	Government National Mortgage Association, Series 2000-14, Class F, 0.91%, 2/16/30 (b)	94
6,000	Government National Mortgage Association, Series 2005-16, Class FA, 0.51%, 2/20/35 (b)	5,980
6,053	Government National Mortgage Association, Series 2005-3, Class FC, 0.51%, 1/16/35 (b)	6,033
1,870	Government National Mortgage Association, Series 2008-6, Class FA, 0.75%, 2/20/38 (b)	1,873
1,974	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.48%, 6/25/45 (b)	1,300
495	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.93%, 9/25/35 (b)	473

Principal Amount (000)	Security Description	Value (000)
$1,094	Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.48%, 5/19/35 (b)	$682
417	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.01%, 10/25/35 (b)	380
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	127
877	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 3.08%, 10/25/35 (b)	677
2,598	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.56%, 8/25/35 (b)	1,652
681	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.57%, 1/25/45 (b)	568
774	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, 4/25/45 (b)	638
545	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.68%, 12/25/33 (b)	551
511	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 4.91%, 1/25/35 (b)	497
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005- AR16, Class 4A2, 2.89%, 10/25/35 (b)	507
261	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.87%, 3/25/35 (b)	242
1,926	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.63%, 3/25/36 (b)	1,702

	Total Collateralized Mortgage Obligations	39,037

	Certificates of Deposit — 0.13%
	PIMCO — 0.13%
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,302

	Total Certificates of Deposit	1,302

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Foreign Bonds — 1.45%
	PIMCO — 1.45%
	Canada — 1.12%
3,400,000	Canadian Government Bond, 2.00%, 12/1/14 (c)	$3,328
800,000	Canadian Government Bond, 2.50%, 6/1/15 (c)	798
4,100,000	Canadian Government Bond, 4.50%, 6/1/15 (c)	4,445
2,900,000	Canadian Government Bond, 3.00%, 12/1/15 (c)	2,953

		11,524

	Denmark — 0.03%
1,500,000	Kingdom of Denmark, 4.00%, 11/15/19 (c)	312

	Netherlands — 0.04%
300,000	Rabobank Nederland NV, MTN, 6.88%, 3/19/20 (c)	395

	Norway — 0.13%
7,404,000	Norwegian Government Bond, 6.50%, 5/15/13 (c)	1,389

	United States — 0.13%
900,000	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (c)	1,300

	Total Foreign Bonds	14,920

	Municipal Bonds — 0.33%
	PIMCO — 0.33%
	California — 0.17%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,021
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	727

		1,748

	Illinois — 0.14%
1,400	Illinois State, GO, 1.82%, 1/1/11	1,402

	Washington — 0.02%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	221

	Total Municipal Bonds	3,371

	U.S. Government Agency Mortgages — 0.16%
	PIMCO — 0.16%
452	Fannie Mae, Pool #735591, 4.34%, 10/1/35 (b)	466
71	Fannie Mae, Pool #852682, 6.00%, 3/1/36	77
20	Fannie Mae, Pool #889414, 6.00%, 11/1/37	22
1,000	Fannie Mae, Pool #946254, 6.00%, 9/1/37	1,076

	Total U.S. Government Agency Mortgages	1,641

	U.S. Treasury Obligations — 3.37%
	PIMCO — 3.34%
2,200	U.S. Treasury Bills, 0.13%, 10/21/10 (d)(e)	2,200
8,010	U.S. Treasury Bills, 0.19%, 1/13/11 (d)(e)	8,007
3,900	U.S. Treasury Bills, 0.11%, 10/7/10 (d)(e)	3,900
3,969	U.S. Treasury Bills, 0.12%, 10/14/10 (d)(e)	3,969

Principal Amount (000)	Security Description	Value (000)
$14,200	U.S. Treasury Bills, 0.12%, 10/28/10 (d)(e)	$14,199
1,900	U.S. Treasury Notes, 3.63%, 8/15/19 (d)(e)	2,089

	Total PIMCO	34,364

	SSgA Funds Management, Inc. — 0.03%
150	U.S. Treasury Bills, 0.14%, 12/16/10 (e)	150
73	U.S. Treasury Bills, 0.08%, 10/14/10 (e)	73

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
	SSgA Funds Management, Inc. (continued)
$75	U.S. Treasury Bills, 0.14%, 11/18/10 (e)	$75

	Total SSgA Funds Management, Inc.	298

	Total U.S. Treasury Obligations	34,662

	Yankee Dollars — 0.89%
	PIMCO — 0.89%
	Aerospace & Defense — 0.08%
800,000	Waha Aerospace BV	827

	Air Freight & Logistics — 0.01%
100,000	Intesa Sanpaolo SpA (b)	99

	Commercial Banks — 0.26%
200,000	Export-Import Bank of Korea	224
200,000	Export-Import Bank of Korea	210
200,000	Export-Import Bank of Korea	215
1,700,000	KFW, Series G, MTN	2,001

		2,650

	Diversified Financial Services — 0.03%
300,000	TNK-BP Finance SA, Series 6, MTN	338

	Metals & Mining — 0.15%
1,300,000	Vale Overseas Ltd.	1,490

	Oil, Gas & Consumable Fuels — 0.06%
600,000	Petrobras International Finance Co.	667

	Real Estate Management & Development — 0.13%
1,300,000	Qatari Diar Finance QSC	1,365

	Sovereign — 0.13%
1,300,000	Kommunalbanken A.S., Series E, MTN	1,334

	Wireless Telecommunication Services — 0.04%
400,000	Deutsche Telekom International Finance BV	409

	Total Yankee Dollars	9,179

	Time Deposits — 0.90%
	Jennison Associates LLC — 0.64%
6,536	State Street Liquidity Management Control System, 0.01%, 10/1/10	6,536

	Sustainable Growth Advisers — 0.26%
2,691	State Street Liquidity Management Control System, 0.01%, 10/1/10	2,691

	Total Time Deposits	9,227

	Mutual Funds — 0.59%
	PIMCO — 0.34%
3,489,760	SSgA U.S. Government Money Market, 0.00% (b)	3,490

	SSgA Funds Management, Inc. — 0.25%
2,633,165	Alliance Money Market Fund Prime Portfolio, 0.15% (b)	2,633

	Total Mutual Funds	6,123

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
145	S&P 500 Future (Put Option) Expiring December, 2010 at $425	2
96	S&P 500 Future (Put Option) Expiring December, 2010 at $400	1

	Total Put Options Purchased	3

	Repurchase Agreements — 5.02%
	PIMCO — 5.02%
$17,100	Barclays Capital Group, 0.19%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $17,100,090, collateralized by U.S. Treasury Inflation Index Bond, 6.00%, 2/15/26 fair value $23,199,891)	17,100

Principal Amount (000)	Security Description	Value (000)
$17,100	Credit Suisse Securities, 0.20%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $17,100,095, collateralized by U.S. Treasury Inflation Index Bond, 0.38%, 9/30/12 fair value $17,496,582)	$17,100
300	Deutsche Bank, 0.32%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $300,003, collateralized by U.S. Treasury Inflation Index Bond, 4.88%, 6/30/12 fair value $323,813)	300
17,100	JPMorgan Securities, Inc., 0.26%, 10/1/10, (Purchased on 9/30/10, proceeds at maturity $17,100,124, collateralized by U.S. Treasury Inflation Index Bond, 8.75%, 8/15/20 fair value $26,523,703)	17,100

	Total Repurchase Agreements	51,600

	Total Investments (cost $914,037) — 99.02%	1,018,762
	Other assets in excess of liabilities — 0.98%	10,110

	Net Assets — 100.00%	$1,028,872

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(d)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.
(e)	Rate disclosed represents effective yield at purchase.
ADR	- American Depositary Receipt
GO	- General Obligation
MTN	- Medium Term Note
REITs	- Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
236	S&P 500 E-Mini Future	$13,413	Dec-10	$430
553	S&P 500 Future	157,149	Dec-10	5,296

				$5,726

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
31	NASDAQ 100 E-Mini Future	$1,237	Dec-10	$62
31	S&P 500 E-Mini Future	1,762	Dec-10	42

				$104

	Net Unrealized Appreciation/(Depreciation)			$5,830

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
440,000	Australian Dollar	Citibank	10/29/10	$400	$424	$24
1,069,635	Brazilian Real	Barclays Bank	12/2/10	610	624	14
1,791,000	Canadian Dollar	JP Morgan Chase	11/18/10	1,702	1,739	37
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,588	(12)
11,980,800	Chinese Renminbi	Morgan Stanley	9/14/11	1,800	1,809	9
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,759	(41)
13,881,000	Indian Rupee	HSBC	11/12/10	300	307	7
18,864,000	Indian Rupee	Barclays Bank	11/12/10	400	416	16
18,868,000	Indian Rupee	Morgan Stanley	11/12/10	400	416	16
215,117,000	Korean Won	Barclays Bank	11/12/10	184	189	5
117,594,000	Korean Won	Citibank	11/12/10	100	103	3
57,287,500	Korean Won	JP Morgan Chase	11/12/10	50	50	—
57,555,000	Korean Won	Morgan Stanley	11/12/10	50	51	1
11,590,000	Korean Won	Citibank	11/12/10	10	10	—
34,641,000	Korean Won	Citibank	11/12/10	30	30	—
35,095,500	Korean Won	JP Morgan Chase	11/12/10	30	31	1
35,077,500	Korean Won	Citibank	11/12/10	30	31	1
11,730,000	Korean Won	Goldman Sachs	11/12/10	10	10	—
35,028,000	Korean Won	Citibank	11/12/10	30	31	1
11,678,000	Korean Won	Citibank	11/12/10	10	10	—
34,857,000	Korean Won	Citibank	11/12/10	30	31	1
103,417,500	Korean Won	Bank of America	11/12/10	88	91	3
2,482,560	Malaysian Ringgit	Barclays Bank	10/12/10	800	804	4
370,000	Malaysian Ringgit	Barclays Bank	2/7/11	119	119	—
1,077,760	Singapore Dollar	Barclays Bank	11/12/10	800	820	20
190,000	Singapore Dollar	Bank of America	3/9/11	141	144	3
130,000	Singapore Dollar	JP Morgan Chase	3/9/11	97	99	2
260,000	Singapore Dollar	Bank of America	3/9/11	193	198	5
160,000	Singapore Dollar	Royal Bank of Scotland	3/9/11	119	122	3
190,000	Singapore Dollar	Bank of America	3/9/11	142	145	3
154,524	Singapore Dollar	Citibank	11/12/10	115	117	2

	Total Currencies Purchased			$12,190	$12,318	$128

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

	Currencies Sold
14,000	British Sterling Pound	Goldman Sachs	12/20/10	$22	$22	—
10,216,000	Canadian Dollar	Morgan Stanley	11/18/10	9,747	9,921	(174)
380,000	Canadian Dollar	JP Morgan Chase	11/18/10	363	369	(6)
3,030,000	Canadian Dollar	Citibank	11/18/10	2,884	2,942	(58)
141,000	Canadian Dollar	Credit Suisse	11/18/10	134	137	(3)
11,970,000	Chinese Renminbi	Royal Bank of Scotland	9/14/11	1,800	1,808	(8)
1,763,000	Danish Kroner	Citibank	11/4/10	310	323	(13)
1,097,000	Euro	Citibank	10/26/10	1,424	1,495	(71)
1,062,000	Euro	Citibank	11/23/10	1,349	1,447	(98)
150,000	Euro	Citibank	11/23/10	191	204	(13)
1,500,000	Euro	JP Morgan Chase	11/23/10	1,987	2,044	(57)
13,881,000	Indian Rupee	Barclays Bank	11/12/10	305	306	(1)
60,551,304	Japanese Yen	Goldman Sachs	10/26/10	696	726	(30)
52,194,000	Japanese Yen	Citibank	10/26/10	600	626	(26)
22,915,000	Japanese Yen	Morgan Stanley	11/1/10	272	274	(2)
760,668,000	Korean Won	Barclays Bank	11/12/10	646	668	(22)
370,000	Malaysian Ringgit	Barclays Bank	10/12/10	120	120	—
3,393,000	Norwegian Krone	Citibank	11/4/10	555	576	(21)

	Total Currencies Sold			$23,405	$24,008	$(603)

	Net Unrealized Unrealized Appreciation/(Depreciation)					$(475)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(5)	Call - S&P 500 Future	$1,155	$(10)	$(11)	Oct-10	$(1)
(5)	Put - S&P 500 Future	1,070	(15)	(5)	Oct-10	10
(120)	Put - Interest Rate Option U.S. Dollar 10-Year Interest	5.00	(11)	—	Oct-10	11
(120)	Call - Interest Rate Option U.S. Dollar 10-Year Interest	3.25	(3)	(71)	Oct-10	(68)
(130)	Put - Interest Rate Option U.S. Dollar 5-Year Interest	1.95	(5)	—	Oct-10	5
(130)	Call - Interest Rate Option U.S. Dollar 5-Year Interest	1.45	(2)	(2)	Oct-10	—
(180)	Call - Interest Rate Option U.S. Dollar 5-Year Interest	1.45	(2)	(3)	Oct-10	(1)
(90)	Put - Interest Rate Option U.S. Dollar 5-Year Interest	1.95	(4)	—	Oct-10	4

	Net Unrealized Appreciation /(Depreciation)		$(52)	$(92)		$(40)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Interest Rate SWAP Agreements

PIMCO

Swap Agreements	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$15,000	$61	$139	1/2/12	11.36%	$78

Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,500	28	34	1/2/14	11.99%	6

	Net Unrealized Appreciation/(Depreciation)					$84

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.28%
	Frontier Capital Management Company, LLC — 22.20%
	Aerospace & Defense — 0.50%
4,515	Goodrich Corp.	$333
12,843	Orbital Sciences Corp. (a)	196
23,903	Taser International, Inc. (a)	93

		622

	Air Freight & Logistics — 0.19%
8,137	Hub Group, Inc., Class - A (a)	238

	Airlines — 0.30%
2,200	Alaska Air Group, Inc. (a)	112
9,600	AMR Corp. (a)	60
20,800	JetBlue Airways Corp. (a)	139
2,700	UAL Corp. (a)	64

		375

	Alternative Carriers — 0.21%
37,473	Premiere Global Services, Inc. (a)	265

	Apparel Retail — 0.27%
31,158	Chico’s FAS, Inc.	328

	Application Software — 0.79%
18,362	Amdocs Ltd. (a)	526
5,313	Manhattan Associates, Inc. (a)	156
4,400	Motricity, Inc. (a)	53
10,300	Sonic Solutions (a)	117
13,391	TiVo, Inc. (a)	122

		974

	Asset Management & Custody Banks — 0.20%
9,089	Waddell & Reed Financial, Inc., Class - A	249

	Auto Parts & Equipment — 0.43%
4,208	Autoliv, Inc. (a)	275
4,765	Gentex Corp.	93
3,725	WABCO Holdings, Inc. (a)	156

		524

	Biotechnology — 0.21%
6,974	BioMarin Pharmaceutical, Inc. (a)	156
20,935	Nanosphere, Inc. (a)	105

		261

	Coal & Consumable Fuels — 0.24%
5,191	CONSOL Energy, Inc.	192
3,187	Massey Energy Co.	99

		291

	Communications Equipment — 0.54%
4,105	ADTRAN, Inc.	145
6,332	Anaren, Inc. (a)	106
18,508	Arris Group, Inc. (a)	181
4,005	Ciena Corp. (a)	62
7,140	CommScope, Inc. (a)	170

		664

	Computer Hardware — 0.30%
14,720	Avid Technology, Inc. (a)	193
5,772	Diebold, Inc.	179

		372

	Computer Storage & Peripherals — 0.29%
5,654	Seagate Technology PLC (a)	67
10,078	Western Digital Corp. (a)	286

		353

	Construction & Engineering — 0.71%
11,700	Chicago Bridge & Iron Co. NV (a)	286
4,506	Fluor Corp.	223

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
6,573	Foster Wheeler AG (a)	$161
2,986	Jacobs Engineering Group, Inc. (a)	116
4,667	Quanta Services, Inc. (a)	89

		875

	Construction & Farm Machinery & Heavy Trucks — 0.15%
4,169	Navistar International Corp. (a)	182

	Consumer Electronics — 0.20%
7,488	Harman International Industries, Inc. (a)	250

	Data Processing & Outsourced Services — 0.17%
1,600	Alliance Data Systems Corp. (a)	105
2,434	Global Payments, Inc.	104

		209

	Distributors — 0.06%
3,464	LKQ Corp. (a)	72

	Diversified Chemicals — 0.44%
10,306	Cabot Corp.	335
2,936	FMC Corp.	201

		536

	Diversified Metals & Mining — 0.19%
3,959	Brush Engineered Materials, Inc. (a)	113
3,996	RTI International Metals, Inc. (a)	122

		235

	Diversified Support Services — 0.07%
4,021	Ritchie Bros. Auctioneers, Inc.	83

	Electrical Components & Equipment — 0.73%
4,867	A.O. Smith Corp.	282
13,402	Belden, Inc.	353
1,597	Franklin Electric Co., Inc.	53
2,895	Hubbell, Inc., Class - B	147
1,464	Thomas & Betts Corp. (a)	60

		895

	Electronic Components — 0.66%
7,366	DTS, Inc. (a)	281
16,847	Rogers Corp. (a)	530

		811

	Electronic Equipment & Instruments — 0.34%
6,084	Cognex Corp.	163
2,783	Itron, Inc. (a)	171
2,400	OSI Systems, Inc. (a)	87

		421

	Electronic Manufacturing Services — 0.29%
36,061	Flextronics International Ltd. (a)	218
9,997	Jabil Circuit, Inc.	144

		362

	Environmental & Facilities Services — 0.39%
3,887	Clean Harbors, Inc. (a)	264
7,189	Republic Services, Inc., Class - A	219

		483

	General Merchandise Stores — 0.22%
5,474	Dollar Tree, Inc. (a)	267

	Health Care Equipment — 1.04%
2,900	Beckman Coulter, Inc.	141
1,200	CONMED Corp. (a)	27
41,197	DexCom, Inc. (a)	545
30,054	Insulet Corp. (a)	425
13,954	Syneron Medical Ltd. (a)	138

		1,276

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Facilities — 0.09%
5,300	VCA Antech, Inc. (a)	$112

	Health Care Services — 0.33%
5,546	Catalyst Health Solutions, Inc. (a)	195
3,885	Mednax, Inc. (a)	207

		402

	Health Care Supplies — 0.51%
13,524	The Cooper Cos., Inc.	625

	Health Care Technology — 0.13%
4,900	athenahealth, Inc. (a)	162

	Industrial Conglomerates — 0.07%
2,788	Carlisle Cos., Inc.	83

	Industrial Machinery — 0.60%
11,662	Albany International Corp., Class - A	221
4,030	Kadant, Inc. (a)	76
5,880	Kaydon Corp.	204
4,260	Pall Corp.	177
1,883	Pentair, Inc.	63

		741

	Insurance Brokers — 0.19%
7,524	Willis Group Holdings PLC	232

	Integrated Oil & Gas — 0.21%
3,778	Interoil Corp. (a)	259

	Internet Software & Services — 0.78%
21,787	Cognet Communications Group, Inc. (a)	206
3,953	comScore, Inc. (a)	93
6,000	Constant Contact, Inc. (a)	128
1,600	Equinix, Inc. (a)	164
9,900	Monster Worldwide, Inc. (a)	128
10,100	QuinStreet, Inc. (a)	152
2,700	VeriSign, Inc. (a)	86

		957

	Investment Banking & Brokerage — 0.21%
14,202	GFI Group, Inc.	66
7,415	Raymond James Financial, Inc.	188

		254

	IT Consulting & Other Services — 0.04%
10,087	Ness Technologies, Inc. (a)	45

	Life Sciences Tools & Services — 0.53%
4,656	ICON PLC - Sponsored ADR (a)	101
5,920	Illumina, Inc. (a)	291
4,727	Pharmaceutical Product Development, Inc.	117
8,397	QIAGEN NV (a)	149

		658

	Marine — 0.07%
2,261	Kirby Corp. (a)	91

	Metal & Glass Containers — 0.67%
28,748	Crown Holdings, Inc. (a)	824

	Mortgage REITs — 0.44%
21,084	Annaly Capital Management, Inc.	371
43,031	Chimera Investment Corp.	170

		541

	Oil & Gas Drilling — 0.15%
5,553	Noble Corp.	188

	Oil & Gas Equipment & Services — 0.52%
2,708	Core Laboratories NV	238
5,421	Dril-Quip, Inc. (a)	337

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services (continued)
6,600	Willbros Group, Inc. (a)	$61

		636

	Oil & Gas Exploration & Production — 0.40%
5,213	Cabot Oil & Gas Corp., Class - A	157
4,216	Continental Resources, Inc. (a)	195
8,600	Denbury Resources, Inc. (a)	137

		489

	Oil & Gas Refining & Marketing — 0.36%
15,281	Rex Energy Corp. (a)	196
9,578	World Fuel Services Corp.	249

		445

	Packaged Foods & Meats — 0.08%
5,604	Smithfield Foods, Inc. (a)	94

	Paper Packaging — 0.12%
6,155	Packaging Corp. of America	143

	Paper Products — 0.08%
6,540	Neenah Paper, Inc.	99

	Personal Products — 0.05%
2,012	Nu Skin Enterprises, Inc., Class - A	58

	Pharmaceuticals — 0.11%
2,117	Perrigo Co.	136

	Precious Metals & Minerals — 0.07%
13,319	Hecla Mining Co. (a)	84

	Property & Casualty Insurance — 0.23%
10,616	W.R. Berkley Corp.	287

	Railroads — 0.14%
4,611	Kansas City Southern Industries, Inc. (a)	172

	Regional Banks — 0.31%
72,481	CapitalSource, Inc.	387

	Reinsurance — 0.20%
2,879	Everest Re Group Ltd.	249

	Restaurants — 0.07%
3,295	The Cheesecake Factory, Inc. (a)	87

	Semiconductor Equipment — 0.45%
9,026	ATMI, Inc. (a)	134
5,106	Cabot Microelectronics Corp. (a)	165
6,961	Cymer, Inc. (a)	258

		557

	Semiconductors — 2.11%
11,499	Actel Corp. (a)	183
9,045	Altera Corp.	273
8,101	Fairchild Semiconductor International, Inc. (a)	76
26,726	Integrated Device Technology, Inc. (a)	156
11,526	International Rectifier Corp. (a)	243
11,306	Maxim Integrated Products, Inc.	209
9,416	Microsemi Corp. (a)	162
10,070	Monolithic Power Systems, Inc. (a)	165
8,793	National Semiconductor Corp.	112
18,701	PMC-Sierra, Inc. (a)	138
1,000	Power Integrations, Inc.	32
3,667	Silicon Laboratories, Inc. (a)	134
34,514	Skyworks Solutions, Inc. (a)	714

		2,597

	Specialized Consumer Services — 0.23%
7,709	Sotheby’s	284

	Specialty Chemicals — 0.26%
6,983	Albemarle Corp.	327

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Specialty Stores — 0.08%
2,588	Tractor Supply Co.	$103

	Systems Software — 0.17%
1,700	Ariba, Inc. (a)	32
3,611	Rovi Corp. (a)	182

		214

	Trading Companies & Distributors — 0.22%
4,781	Watsco, Inc.	266

	Trucking — 0.15%
4,939	Landstar System, Inc.	191

	Wireless Telecommunication Services — 0.64%
19,087	MetroPCS Communications, Inc. (a)	200
8,694	NII Holdings, Inc., Class - B (a)	357
4,300	SBA Communications Corp., Class - A (a)	173
2,400	Syniverse Holdings, Inc. (a)	55

		785

	Total Frontier Capital Management Company, LLC	27,337

	IronBridge Capital Management LP — 23.09%
	Aerospace & Defense — 0.89%
5,644	Esterline Technologies Corp. (a)	323
8,802	Moog, Inc., Class - A (a)	313
12,810	Orbital Sciences Corp. (a)	196
3,475	Triumph Group, Inc.	259

		1,091

	Agricultural Products — 0.34%
11,058	Corn Products International, Inc.	415

	Apparel Retail — 0.33%
8,801	The Buckle, Inc.	234
3,845	Under Armour, Inc., Class - A (a)	173

		407

	Application Software — 0.64%
7,310	Informatica Corp. (a)	281
9,292	Jack Henry & Associates, Inc.	237
13,770	Parametric Technology Corp. (a)	269

		787

	Asset Management & Custody Banks — 0.15%
6,563	Waddell & Reed Financial, Inc., Class - A	179

	Biotechnology — 0.37%
8,195	Cepheid, Inc. (a)	154
8,884	Martek Biosciences Corp. (a)	201
8,129	Metabolix, Inc. (a)	102

		457

	Building Products — 0.22%
8,343	Apogee Enterprises, Inc.	76
6,593	Universal Forest Products, Inc.	193

		269

	Casinos & Gaming — 0.20%
6,480	WMS Industries, Inc. (a)	247

	Commodity Chemicals — 0.29%
10,779	Methanex Corp.	264
826	NewMarket Corp.	94

		358

	Communications Equipment — 0.49%
6,944	Polycom, Inc. (a)	190
5,752	Riverbed Technology, Inc. (a)	262
11,837	Tekelec (a)	153

		605

Shares	Security Description	Value (000)
	Computer Storage & Peripherals — 0.22%
9,708	Synaptics, Inc. (a)	$273

	Construction & Engineering — 0.40%
9,261	Insituform Technologies, Inc., Class - A (a)	224
26,117	MasTec, Inc. (a)	269

		493

	Construction & Farm Machinery & Heavy Trucks — 0.18%
7,691	Astec Industries, Inc. (a)	219

	Diversified Chemicals — 0.49%
7,954	Cabot Corp.	259
5,099	FMC Corp.	349

		608

	Education Services — 0.28%
5,557	K12, Inc. (a)	161
1,087	Strayer Education, Inc.	190

		351

	Electric Utilities — 0.10%
1,902	ITC Holdings Corp.	118

	Electrical Components & Equipment — 0.68%
2,616	A.O. Smith Corp.	152
4,495	American Superconductor Corp. (a)	140
9,167	GrafTech International Ltd. (a)	143
9,827	Thomas & Betts Corp. (a)	403

		838

	Electronic Components — 0.06%
1,744	Littelfuse, Inc. (a)	76

	Electronic Equipment & Instruments — 0.49%
2,195	Itron, Inc. (a)	134
9,158	National Instruments Corp.	299
6,761	Rofin-Sinar Technologies, Inc. (a)	172

		605

	Electronic Manufacturing Services — 0.35%
27,391	Celestica, Inc. (a)	231
5,839	Trimble Navigation Ltd. (a)	204

		435

	Environmental & Facilities Services — 0.17%
10,042	Tetra Tech, Inc. (a)	211

	Footwear — 0.46%
7,715	Deckers Outdoor Corp. (a)	386
6,177	Wolverine World Wide, Inc.	179

		565

	Gas Utilities — 0.47%
6,479	AGL Resources, Inc.	248
11,458	UGI Corp.	328

		576

	General Merchandise Stores — 0.42%
6,334	Big Lots, Inc. (a)	210
25,735	Fred’s, Inc., Class - A	304

		514

	Health Care Distributors — 0.61%
3,830	MWI Veterinary Supply, Inc. (a)	221
18,643	Owens & Minor, Inc.	531

		752

	Health Care Equipment — 0.60%
3,016	Gen-Probe, Inc. (a)	146
2,774	IDEXX Laboratories, Inc. (a)	171

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Health Care Equipment (continued)
4,410	Sirona Dental Systems, Inc. (a)	$159
8,107	Zoll Medical Corp. (a)	262

		738

	Health Care Facilities — 0.30%
10,390	LifePoint Hospitals, Inc. (a)	364

	Health Care Technology — 0.26%
3,777	Cerner Corp. (a)	317

	Homebuilding — 0.16%
17,528	KB Home	199

	Household Appliances — 0.14%
3,649	Snap-on, Inc.	170

	Housewares & Specialties — 0.26%
7,055	Tupperware Brands Corp.	323

	Hypermarkets & Super Centers — 0.26%
7,680	BJ’s Wholesale Club, Inc. (a)	319

	Industrial Machinery — 0.39%
4,883	IDEX Corp.	174
2,822	Lincoln Electric Holdings, Inc.	163
1,924	Valmont Industries, Inc.	139

		476

	Investment Banking & Brokerage — 0.62%
12,762	Jefferies Group, Inc.	290
15,857	Knight Capital Group, Inc., Class - A (a)	196
5,918	Stifel Financial Corp. (a)	274

		760

	Leisure Products — 0.24%
18,722	Callaway Golf Co.	131
30,785	Leapfrog Enterprises, Inc. (a)	169

		300

	Life Sciences Tools & Services — 0.78%
22,903	Bruker Corp. (a)	321
2,167	Dionex Corp. (a)	187
14,701	Exelixis, Inc. (a)	58
3,150	Illumina, Inc. (a)	155
15,103	Luminex Corp. (a)	242

		963

	Marine — 0.38%
13,622	Alexander & Baldwin, Inc.	475

	Metal & Glass Containers — 0.45%
12,015	AptarGroup, Inc.	549

	Mortgage REITs — 0.23%
19,763	Redwood Trust, Inc.	286

	Multi-line Insurance — 0.28%
11,182	American Financial Group, Inc.	342

	Multi-Sector Holdings — 0.09%
3,738	PICO Holdings, Inc. (a)	112

	Multi-Utilities — 0.30%
12,005	Black Hills Corp.	374

	Office REITs — 0.44%
3,622	Alexandria Real Estate Equities, Inc.	254
7,675	Corporate Office Properties	286

		540

	Oil & Gas Drilling — 0.41%
7,507	Atwood Oceanics, Inc. (a)	228
7,315	Unit Corp. (a)	273

		501

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services — 0.30%
9,450	Superior Energy Services, Inc. (a)	$252
9,767	Tesco Corp. (a)	118

		370

	Oil & Gas Exploration & Production — 0.34%
4,111	Bill Barrett Corp. (a)	148
9,588	Swift Energy Co. (a)	269

		417

	Oil & Gas Refining & Marketing — 0.11%
5,190	World Fuel Services Corp.	135

	Oil & Gas Storage & Transportation — 0.24%
12,436	Southern Union Co.	299

	Property & Casualty Insurance — 0.83%
1,853	Alleghany Corp. (a)	561
8,834	Argo Group International Holdings Ltd.	307
13,860	Stewart Information Services Corp.	157

		1,025

	Regional Banks — 1.29%
10,089	Columbia Banking System, Inc.	198
8,010	Cullen/Frost Bankers, Inc.	432
18,130	First Midwest Bancorp, Inc.	209
5,347	IBERIABANK Corp.	267
35,538	National Penn Bancshares, Inc.	222
15,818	TCF Financial Corp.	256

		1,584

	Residential REITs — 0.40%
8,464	Mid-America Apartment Communities, Inc.	493

	Restaurants — 0.05%
200	Biglari Holdings, Inc. (a)	66

	Semiconductor Equipment — 0.11%
4,903	Varian Semiconductor Equipment Associates, Inc. (a)	141

	Semiconductors — 1.11%
5,086	Atheros Communications, Inc. (a)	134
33,485	Cypress Semiconductor Corp. (a)	421
12,570	Semtech Corp. (a)	254
16,544	Skyworks Solutions, Inc. (a)	342
9,689	Standard Microsystems Corp. (a)	221

		1,372

	Specialized Consumer Services — 0.12%
3,490	Coinstar, Inc. (a)	150

	Specialized Finance — 0.17%
18,445	Fifth Street Finance Corp.	205

	Specialized REITs — 0.18%
6,529	Potlatch Corp.	222

	Specialty Chemicals — 0.60%
4,724	Arch Chemicals, Inc.	166
3,610	Lubrizol Corp.	382
3,151	Minerals Technologies, Inc.	186

		734

	Specialty Stores — 0.38%
11,816	Tractor Supply Co.	469

	Steel — 0.17%
6,216	Carpenter Technology Corp.	209

	Systems Software — 0.19%
7,140	Progress Software Corp. (a)	236

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Technology Distributors — 0.19%
8,510	ScanSource, Inc. (a)	$236

	Thrifts & Mortgage Finance — 0.17%
17,381	Provident Financial Services, Inc.	215

	Trading Companies & Distributors — 0.25%
5,146	Applied Industrial Technologies, Inc.	158
5,055	GATX Corp.	148

		306

	Total IronBridge Capital Management LP	28,441

	Pzena Investment Management, LLC — 16.40%
	Advertising — 0.66%
69,234	Harte-Hanks, Inc.	808

	Aerospace & Defense — 0.26%
10,525	Curtiss-Wright Corp.	319

	Apparel, Accessories & Luxury Goods — 0.56%
35,400	Jones Apparel Group, Inc.	695

	Building Products — 0.39%
33,864	Griffon Corp. (a)	413
7,150	NCI Building Systems, Inc. (a)	68

		481

	Communications Equipment — 0.40%
14,400	Plantronics, Inc.	487

	Computer & Electronics Retail — 0.26%
14,200	Rent-A-Center, Inc.	318

	Construction & Engineering — 0.10%
16,467	Pike Electric Corp. (a)	120

	Data Processing & Outsourced Services — 0.24%
19,450	Heartland Payment Systems, Inc.	296

	Diversified Support Services — 0.35%
22,250	Viad Corp.	430

	Electric Utilities — 0.33%
19,875	Portland General Electric Co.	403

	Electrical Components & Equipment — 0.44%
18,400	Brady Corp., Class - A	537

	Electronic Equipment & Instruments — 0.48%
19,100	MTS Systems Corp.	592

	Health Care Equipment — 0.39%
21,600	CONMED Corp. (a)	484

	Health Care Services — 0.33%
7,700	MEDNAX, Inc. (a)	410

	Health Care Supplies — 0.45%
27,900	Immucor, Inc. (a)	553

	Home Furnishings — 0.40%
200,550	Sealy Corp. (a)	489

	Industrial Machinery — 1.21%
38,425	Blount International, Inc. (a)	489
17,325	CIRCOR International, Inc.	548
14,100	Graco, Inc.	447

		1,484

	Insurance Brokers — 0.49%
23,025	Arthur J. Gallagher & Co.	607

	Life & Health Insurance — 1.34%
57,447	American Equity Investment Life Holding Co.	588
54,400	CNO Financial Group, Inc. (a)	301

Shares	Security Description	Value (000)
	Life & Health Insurance (continued)
22,300	Delphi Financial Group, Inc., Class - A	$557
10,000	Primerica, Inc.	204

		1,650

	Multi-Utilities — 0.41%
44,700	PNM Resources, Inc.	509

	Office Services & Supplies — 0.28%
44,057	American Reprographics Co. (a)	346

	Property & Casualty Insurance — 0.75%
21,318	Argo Group International Holdings Ltd.	741
11,345	Global Indemnity PLC (a)	182

		923

	Publishing — 0.43%
15,700	Valassis Communications, Inc. (a)	532

	Real Estate Operating Companies — 0.29%
32,150	MI Developments, Inc., Class - A	353

	Regional Banks — 1.49%
11,579	Chemical Financial Corp.	239
66,147	Nara Bancorp, Inc. (a)	467
78,900	National Penn Bancshares, Inc.	493
31,458	Popular, Inc. (a)	91
30,900	Webster Financial Corp.	543

		1,833

	Semiconductors — 0.81%
29,175	Diodes, Inc. (a)	499
65,741	Zoran Corp. (a)	502

		1,001

	Specialized Consumer Services — 0.28%
17,800	Regis Corp.	341

	Specialized Finance — 0.49%
28,700	PHH Corp. (a)	604

	Specialized REITs — 0.52%
67,900	DiamondRock Hospitality Co.	644

	Technology Distributors — 0.72%
27,876	Insight Enterprises, Inc. (a)	436
11,300	Tech Data Corp. (a)	455

		891

	Thrifts & Mortgage Finance — 0.35%
11,475	WSFS Financial Corp.	431

	Trucking — 0.50%
20,050	Con-way, Inc.	621

	Total Pzena Investment Management, LLC	20,192

	SSgA Funds Management, Inc. — 19.23%
	Aerospace & Defense — 0.43%
1,936	AAR Corp. (a)	36
400	Applied Signal Technology, Inc.	10
81	Astronics Corp. (a)	1
1,152	Ceradyne, Inc. (a)	27
380	Cubic Corp.	15
2,241	Curtiss-Wright Corp.	68
531	Ducommun, Inc.	12
1,375	Esterline Technologies Corp. (a)	79
2,800	GenCorp, Inc. (a)	14
467	Herley Industries, Inc. (a)	8
900	Hexcel Corp. (a)	16
800	Kratos Defense & Security Solutions, Inc. (a)	8
661	Ladish Co., Inc. (a)	21
242	LMI Aerospace, Inc. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
2,093	Moog, Inc., Class - A (a)	$74
1,700	Orbital Sciences Corp. (a)	26
1,200	Teledyne Technologies, Inc. (a)	48
764	Triumph Group, Inc.	57

		524

	Agricultural Products — 0.04%
41	Alico, Inc.	1
1,100	Darling International, Inc. (a)	9
1,816	Fresh Del Monte Produce, Inc. (a)	40
156	Griffin Land & Nurseries, Inc.	4

		54

	Air Freight & Logistics — 0.07%
2,747	Air Transport Services Group, Inc. (a)	17
1,247	Atlas Air Worldwide Holdings, Inc. (a)	63
160	Dynamex, Inc. (a)	2

		82

	Airlines — 0.28%
6,700	AirTran Holdings, Inc. (a)	49
1,563	Alaska Air Group, Inc. (a)	80
2,000	Hawaiian Holdings, Inc. (a)	12
11,631	JetBlue Airways Corp. (a)	78
1,000	Pinnacle Airlines Corp. (a)	5
1,791	Republic Airways Holdings, Inc. (a)	15
2,480	SkyWest, Inc.	35
7,481	US Airways Group, Inc. (a)	69

		343

	Alternative Carriers — 0.06%
642	Global Crossing Ltd. (a)	8
3,800	Globalstar, Inc. (a)	7
1,700	Iridium Communications, Inc. (a)	15
2,100	PAETEC Holding Corp. (a)	9
3,009	Premiere Global Services, Inc. (a)	21
3,300	Vonage Holdings Corp. (a)	8

		68

	Aluminum — 0.06%
3,142	Century Aluminum Co. (a)	42
731	Kaiser Aluminum Corp.	31

		73

	Apparel Retail — 0.22%
1,400	bebe Stores, Inc.	10
714	Brown Shoe Co., Inc.	8
5,266	Charming Shoppes, Inc. (a)	18
629	Christopher & Banks Corp.	5
1,014	Collective Brands, Inc. (a)	16
1,082	Genesco, Inc. (a)	32
1,015	Hot Topic, Inc.	6
1,451	New York & Co., Inc. (a)	4
2,836	Pacific Sunwear of California, Inc. (a)	15
460	Shoe Carnival, Inc. (a)	9
1,815	Stage Stores, Inc.	24
882	Stein Mart, Inc. (a)	8
122	The Buckle, Inc.	3
100	The Children’s Place Retail Stores, Inc. (a)	5
209	The Dress Barn, Inc. (a)	5
1,769	The Finish Line, Inc., Class - A	25
2,590	The Men’s Wearhouse, Inc.	62
526	The Talbots, Inc. (a)	7
1,500	Wet Seal, Inc., Class - A (a)	5

		267

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods — 0.16%
551	Columbia Sportswear Co.	$32
300	Delta Apparel, Inc. (a)	5
4,237	Jones Apparel Group, Inc.	83
244	Kenneth Cole Productions, Inc., Class - A (a)	4
779	Movado Group, Inc. (a)	9
427	Perry Ellis International, Inc. (a)	9
5,799	Quiksilver, Inc. (a)	23
660	UniFirst Corp.	29

		194

	Application Software — 0.13%
41	Deltek, Inc. (a)	—
972	Epicor Software Corp. (a)	9
1,500	EPIQ Systems, Inc.	18
202	ePlus, Inc. (a)	4
2,070	Fair Isaac Corp.	51
1,536	JDA Software Group, Inc. (a)	39
2,957	Mentor Graphics Corp. (a)	31
275	Quest Software, Inc. (a)	7
300	RealD, Inc. (a)	6

		165

	Asset Management & Custody Banks — 0.38%
16,466	American Capital Ltd. (a)	96
9,299	Apollo Investment Corp.	95
400	Arlington Asset Investment Corp., Class - A	9
202	Artio Global Investors, Inc.	3
2,842	BlackRock Kelso Capital Corp.	33
909	Calamos Asset Management, Inc., Class - A	11
122	Capital Southwest Corp.	11
151	Cohen & Steers, Inc.	3
80	Epoch Holding Corp.	1
161	GAMCO Investors, Inc., Class - A	6
906	Gladstone Capital Corp.	10
1,242	Gladstone Investment Corp.	8
400	Golub Capital BDC LLC	6
1,504	Harris & Harris Group, Inc. (a)	6
1,531	Hercules Technology Growth Capital, Inc.	16
680	Main Street Capital Corp.	11
3,866	MCG Capital Corp.	23
1,111	MVC Capital, Inc.	14
1,206	NGP Capital Resources Co.	11
1,639	PennantPark Investment Corp.	17
1,105	Penson Worldwide, Inc. (a)	6
3,368	Prospect Capital Corp.	33
926	Safeguard Scientifics, Inc. (a)	12
206	Solar Capital Ltd.	4
1,448	TICC Capital Corp.	15
622	Triangle Capital Corp.	10
21	Virtus Investment Partners, Inc. (a)	1
41	Westwood Holdings Group, Inc.	1

		472

	Auto Parts & Equipment — 0.07%
562	Dana Holding Corp. (a)	7
604	Drew Industries, Inc. (a)	13
2,895	Exide Technologies (a)	14
2,286	Modine Manufacturing Co. (a)	30
1,637	Spartan Motors, Inc.	7
411	Standard Motor Products, Inc.	4
767	Superior Industries International, Inc.	13

		88

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Automotive Retail — 0.09%
242	America’s Car-Mart, Inc. (a)	$6
960	Group 1 Automotive, Inc. (a)	29
1,073	Lithia Motors, Inc., Class - A	10
1,400	Penske Automotive Group, Inc. (a)	19
1,739	Sonic Automotive, Inc., Class - A (a)	17
2,349	The Pep Boys - Manny, Moe & Jack	25

		106

	Biotechnology — 0.12%
3,400	Alkermes, Inc. (a)	50
3,161	Celera Corp. (a)	21
490	Enzo Biochem, Inc. (a)	2
1,000	Enzon Pharmaceuticals, Inc. (a)	11
564	Infinity Pharmaceuticals, Inc. (a)	3
6,827	Lexicon Pharmaceuticals, Inc. (a)	11
1,626	Martek Biosciences Corp. (a)	37
1,443	Maxygen, Inc. (a)	8
364	Progenics Pharmaceuticals, Inc. (a)	2

		145

	Broadcasting — 0.02%
403	Crown Media Holdings, Inc., Class - A (a)	1
324	Fisher Communications, Inc. (a)	6
2,600	Gray Television, Inc. (a)	5
1,032	LIN TV Corp., Class - A (a)	4
1,800	Radio One, Inc., Class - D (a)	2
1,680	Sinclair Broadcast Group, Inc., Class - A (a)	12

		30

	Building Products — 0.12%
527	American Woodmark Corp.	9
440	Ameron International Corp.	30
1,223	Apogee Enterprises, Inc.	11
730	Builders FirstSource, Inc. (a)	2
1,258	Gibraltar Industries, Inc. (a)	11
1,963	Griffon Corp. (a)	24
894	Insteel Industries, Inc.	8
1,442	Quanex Building Products Corp.	25
109	Simpson Manufacturing Co., Inc.	3
914	Universal Forest Products, Inc.	27

		150

	Cable & Satellite — 0.02%
146	Knology, Inc. (a)	2
1,996	Mediacom Communications Corp., Class - A (a)	13
730	Outdoor Channel Holdings, Inc. (a)	4

		19

	Casinos & Gaming — 0.07%
2,700	Boyd Gaming Corp. (a)	20
387	Churchill Downs, Inc.	14
800	Isle of Capri Casinos, Inc. (a)	6
122	Monarch Casino & Resort, Inc. (a)	1
1,132	Multimedia Games, Inc. (a)	4
2,803	Pinnacle Entertainment, Inc. (a)	31
1,600	Scientific Games Corp., Class - A (a)	15

		91

	Catalog Retail — 0.01%
930	Gaiam, Inc., Class - A	6

	Coal & Consumable Fuels — 0.09%
6,461	International Coal Group, Inc. (a)	35
300	James River Coal Co. (a)	5

Shares	Security Description	Value (000)
	Coal & Consumable Fuels (continued)
3,776	Patriot Coal Corp. (a)	$43
5,226	USEC, Inc. (a)	27

		110

	Commercial Printing — 0.04%
587	Bowne & Co., Inc.	7
565	Courier Corp.	8
157	Deluxe Corp.	3
859	Ennis, Inc.	15
533	M & F Worldwide Corp. (a)	13
541	Multi-Color Corp.	8

		54

	Commodity Chemicals — 0.08%
1,700	Georgia Gulf Corp. (a)	28
41	Hawkins, Inc.	1
828	Innophos Holdings, Inc.	27
41	NL Industries, Inc.	—
825	Spartech Corp. (a)	7
400	TPC Group, Inc. (a)	10
954	Westlake Chemical Corp.	29

		102

	Communications Equipment — 0.35%
739	ADC Telecommunications, Inc. (a)	9
680	Anaren, Inc. (a)	11
4,964	Arris Group, Inc. (a)	49
2,499	Aviat Networks, Inc. (a)	10
530	Bel Fuse, Inc., Class - B	11
1,500	BigBand Networks, Inc. (a)	4
837	Black Box Corp.	27
900	Comtech Telecommunications Corp. (a)	25
775	Digi International, Inc. (a)	7
762	EMS Technologies, Inc. (a)	14
3,964	Emulex Corp. (a)	41
3,163	Extreme Networks, Inc. (a)	10
1,046	Globecomm Systems, Inc. (a)	9
3,794	Harmonic, Inc. (a)	26
200	Hughes Communications, Inc. (a)	6
624	Oplink Communications, Inc. (a)	12
1,338	Opnext, Inc. (a)	2
938	PC-Tel, Inc. (a)	6
6,704	Powerwave Technologies, Inc. (a)	12
889	SeaChange International, Inc. (a)	7
2,003	Sonus Networks, Inc. (a)	7
830	Sycamore Networks, Inc.	27
2,229	Symmetricom, Inc. (a)	13
2,921	Tekelec (a)	38
4,928	UTStarcom, Inc. (a)	11
1,000	ViaSat, Inc. (a)	41

		435

	Computer & Electronics Retail — 0.06%
3,076	Rent-A-Center, Inc.	69
403	REX American Resources Corp. (a)	6
106	Systemax, Inc.	1

		76

	Computer Hardware — 0.02%
1,151	Avid Technology, Inc. (a)	15
563	Cray, Inc. (a)	4
1,387	Silicon Graphics International Corp. (a)	11

		30

	Computer Storage & Peripherals — 0.07%
2,178	Electronics for Imaging, Inc. (a)	26
1,300	Hutchinson Technology, Inc. (a)	4

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Storage & Peripherals (continued)
1,479	Imation Corp. (a)	$14
1,000	Intermec, Inc. (a)	12
879	Intevac, Inc. (a)	9
1,500	Novatel Wireless, Inc. (a)	12
340	Rimage Corp. (a)	6

		83

	Construction & Engineering — 0.23%
1,830	Dycom Industries, Inc. (a)	18
3,066	EMCOR Group, Inc. (a)	75
697	Furmanite Corp. (a)	4
1,736	Granite Construction, Inc.	40
1,961	Great Lakes Dredge & Dock Co.	11
346	Insituform Technologies, Inc., Class - A (a)	8
816	Layne Christensen Co. (a)	21
2,642	MasTec, Inc. (a)	27
276	Michael Baker Corp. (a)	9
900	MYR Group, Inc. (a)	15
452	Northwest Pipe Co. (a)	8
524	Pike Electric Corp. (a)	4
1,000	Primoris Services Corp.	7
644	Sterling Construction Co., Inc. (a)	8
1,151	Tutor Perini Corp. (a)	23

		278

	Construction & Farm Machinery & Heavy Trucks — 0.14%
367	Alamo Group, Inc.	8
518	American Railcar Industries, Inc. (a)	8
877	Astec Industries, Inc. (a)	25
372	Cascade Corp.	12
1,200	Commercial Vehicle Group, Inc. (a)	12
600	Douglas Dynamics, Inc.	7
2,758	Federal Signal Corp.	15
485	FreightCar America, Inc.	12
565	Miller Industries, Inc.	8
35	NACCO Industries, Inc., Class - A	3
839	The Greenbrier Cos., Inc. (a)	13
1,474	Titan International, Inc.	20
484	Twin Disc, Inc.	7
2,900	Wabash National Corp. (a)	24

		174

	Construction Materials — 0.03%
2,944	Headwaters, Inc. (a)	11
931	Texas Industries, Inc.	29

		40

	Consumer Electronics — 0.01%
402	Universal Electronics, Inc. (a)	8

	Consumer Finance — 0.08%
2,485	Advance America Cash Advance Centers, Inc.	10
938	Cash America International, Inc.	33
345	CompuCredit Holdings Corp.	2
1,189	Nelnet, Inc., Class - A	27
2,465	The First Marblehead Corp. (a)	6
200	The Student Loan Corp.	6
346	World Acceptance Corp. (a)	15

		99

	Data Processing & Outsourced Services — 0.05%
865	CSG Systems International, Inc. (a)	16
2,403	Euronet Worldwide, Inc. (a)	43

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services (continued)
201	Global Cash Access Holdings, Inc. (a)	$1
685	MoneyGram International, Inc. (a)	2
485	Online Resources Corp. (a)	2

		64

	Department Stores — 0.09%
2,047	Dillard’s, Inc., Class - A	48
6,590	Saks, Inc. (a)	57
400	The Bon-Ton Stores, Inc. (a)	4

		109

	Distillers & Vintners — 0.00%
400	MGP Ingredients, Inc.	3

	Distributors — 0.01%
585	Audiovox Corp., Class - A (a)	4
361	Core-Mark Holding Co., Inc. (a)	11

		15

	Diversified Banks — 0.02%
1,221	Banco Latinoamericano de Comercio Exterior SA, Class - E	18
500	Encore Bancshares, Inc. (a)	3

		21

	Diversified Capital Markets — 0.00%
773	JMP Group, Inc.	5

	Diversified Chemicals — 0.03%
1,612	Olin Corp.	33

	Diversified Metals & Mining — 0.14%
895	Brush Engineered Materials, Inc. (a)	25
1,976	Horsehead Holding Corp. (a)	20
600	Molycorp, Inc. (a)	17
1,171	RTI International Metals, Inc. (a)	36
6,100	Thompson Creek Metals Co., Inc. (a)	66
1,400	U.S. Energy Corp. (a)	6

		170

	Diversified Real Estate Activities — 0.01%
246	Consolidated-Tomoka Land Co.	7
400	Tejon Ranch Co. (a)	9

		16

	Diversified REITs — 0.24%
2,754	CapLease, Inc.	16
3,199	Colonial Properties Trust	52
4,490	Cousins Properties, Inc.	32
800	Excel Trust, Inc.	9
483	Gladstone Commercial Corp.	8
3,671	Investors Real Estate Trust	31
400	One Liberty Properties, Inc.	6
677	PS Business Parks, Inc.	38
2,100	Retail Opportunity Investments Corp.	20
2,213	Washington Real Estate Investment Trust	70
947	Winthrop Realty Trust, Inc.	12

		294

	Diversified Support Services — 0.10%
682	ATC Technology Corp. (a)	17
1,726	Comfort Systems USA, Inc.	18
874	G&K Services, Inc., Class - A	20
694	McGrath Rentcorp	17
1,813	Mobile Mini, Inc. (a)	28
96	Schawk, Inc.	2
776	Viad Corp.	15

		117

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Drug Retail — 0.02%
25,500	Rite Aid Corp. (a)	$24

	Electric Utilities — 0.54%
1,502	ALLETE, Inc.	55
2,482	Avista Corp.	52
611	Central Vermont Public Service Corp.	12
2,934	Cleco Corp.	87
2,070	El Paso Electric Co. (a)	49
2,322	IDACORP, Inc.	83
1,021	MGE Energy, Inc.	41
1,635	Otter Tail Corp.	33
3,628	Portland General Electric Co.	74
2,003	The Empire District Electric Co.	40
2,354	UIL Holdings Corp.	66
1,674	Unisource Energy Corp.	56
527	Unitil Corp.	12

		660

	Electrical Components & Equipment — 0.15%
96	A.O. Smith Corp.	6
1,200	Advanced Battery Technologies, Inc. (a)	4
193	Baldor Electric Co.	8
2,357	Brady Corp., Class - A	69
775	Encore Wire Corp.	16
1,903	Energy Conversion Devices, Inc. (a)	10
1,621	EnerSys (a)	40
10,064	Evergreen Solar, Inc. (a)	7
107	Franklin Electric Co., Inc.	3
500	Generac Holdings, Inc. (a)	7
160	LaBarge, Inc. (a)	2
1,092	LSI Industries, Inc.	7
362	Powell Industries, Inc. (a)	11

		190

	Electronic Components — 0.03%
286	CPI International, Inc. (a)	4
154	Littelfuse, Inc. (a)	7
543	Rogers Corp. (a)	17
422	Spectrum Control, Inc. (a)	6

		34

	Electronic Equipment & Instruments — 0.21%
169	Analogic Corp.	7
652	Anixter International, Inc. (a)	35
1,139	Checkpoint Systems, Inc. (a)	23
2,000	Cogent, Inc. (a)	21
405	Cognex Corp.	11
400	Coherent, Inc. (a)	16
1,443	Daktronics, Inc.	14
369	Dawson Geophysical Co. (a)	10
1,139	Electro Scientific Industries, Inc. (a)	13
1,300	Gerber Scientific, Inc. (a)	8
285	ICx Technologies, Inc. (a)	2
3,827	L-1 Identity Solutions, Inc. (a)	45
800	Methode Electronics, Inc.	7
1,248	Newport Corp. (a)	14
161	OSI Systems, Inc. (a)	6
655	Rofin-Sinar Technologies, Inc. (a)	17
1,486	X-Rite, Inc. (a)	6

		255

	Electronic Manufacturing Services — 0.11%
2,670	Benchmark Electronics, Inc. (a)	44
1,310	CTS Corp.	12

Shares	Security Description	Value (000)
	Electronic Manufacturing Services (continued)
736	Measurement Specialties, Inc. (a)	$13
904	Mercury Computer Systems, Inc. (a)	11
370	Park Electrochemical Corp.	10
981	SMART Modular Technologies (WWH), Inc. (a)	6
3,038	TTM Technologies, Inc. (a)	30
704	Zygo Corp. (a)	7

		133

	Environmental & Facilities Services — 0.07%
1,880	ABM Industries, Inc.	41
4,369	EnergySolutions, Inc.	22
1,001	Fuel Tech, Inc. (a)	6
1,685	Metalico, Inc. (a)	7
941	Team, Inc. (a)	16

		92

	Fertilizers & Agricultural Chemicals — 0.00%
959	American Vanguard Corp.	6

	Food Distributors — 0.03%
554	Nash Finch Co.	23
1,014	Spartan Stores, Inc.	15

		38

	Food Retail — 0.16%
1,078	Casey’s General Stores, Inc.	45
640	Ingles Markets, Inc., Class - A	11
986	Ruddick Corp.	34
364	Susser Holdings Corp. (a)	5
790	The Andersons, Inc.	30
1,455	The Great Atlantic & Pacific Tea Co., Inc. (a)	6
1,004	The Pantry, Inc. (a)	24
200	Village Super Market, Inc., Class - A	6
448	Weis Markets, Inc.	17
2,366	Winn-Dixie Stores, Inc. (a)	17

		195

	Footwear — 0.07%
3,551	Iconix Brand Group, Inc. (a)	62
648	K-Swiss, Inc., Class - A (a)	8
600	The Timberland Co., Class - A (a)	12
200	Weyco Group, Inc.	5

		87

	Forest Products — 0.04%
5,756	Louisiana-Pacific Corp. (a)	44

	Gas Utilities — 0.49%
476	Chesapeake Utilities Corp.	17
2,006	New Jersey Resources Corp.	79
2,187	Nicor, Inc.	100
1,218	Northwest Natural Gas Co.	58
3,461	Piedmont Natural Gas Co., Inc.	100
1,196	South Jersey Industries, Inc.	59
2,093	Southwest Gas Corp.	70
1,042	The Laclede Group, Inc.	36
2,349	WGL Holdings, Inc.	89

		608

	General Merchandise Stores — 0.03%
324	99 Cents Only Stores (a)	6
1,912	Fred’s, Inc., Class - A	23
1,232	Tuesday Morning Corp. (a)	6

		35

	Health Care Distributors — 0.03%
480	Chindex International, Inc. (a)	7

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Distributors (continued)
613	Owens & Minor, Inc.	$17
1,000	Pharmerica Corp. (a)	10

		34

	Health Care Equipment — 0.17%
1,191	AngioDynamics, Inc. (a)	18
702	Cantel Medical Corp.	11
1,307	CONMED Corp. (a)	29
1,321	CryoLife, Inc. (a)	8
567	Cutera, Inc. (a)	5
400	Dynavox, Inc., Class - A (a)	3
1,163	Greatbatch, Inc. (a)	27
1,353	Invacare Corp.	36
285	Palomar Medical Technologies, Inc. (a)	3
2,300	Solta Medical, Inc. (a)	5
200	STERIS Corp.	7
400	SurModics, Inc. (a)	5
1,824	Symmetry Medical, Inc. (a)	17
1,400	Syneron Medical Ltd. (a)	14
1,361	TomoTherapy, Inc. (a)	5
700	Wright Medical Group, Inc. (a)	10
80	Young Innovations, Inc.	2

		205

	Health Care Facilities — 0.16%
1,331	AmSurg Corp. (a)	23
490	Assisted Living Concepts, Inc., Class - A (a)	15
1,295	Capital Senior Living Corp. (a)	7
1,700	Five Star Quality Care, Inc. (a)	9
594	Hanger Orthopedic Group, Inc. (a)	9
300	HealthSouth Corp. (a)	6
1,876	Kindred Healthcare, Inc. (a)	24
842	MedCath Corp. (a)	8
442	National Healthcare Corp.	16
707	Psychiatric Solutions, Inc. (a)	24
2,502	Select Medical Holdings Corp. (a)	19
983	Skilled Healthcare Group, Inc., Class - A (a)	4
3,565	Sun Healthcare Group, Inc. (a)	30
65	U.S. Physical Therapy, Inc. (a)	1

		195

	Health Care Services — 0.08%
2,132	Allied Healthcare International, Inc. (a)	5
563	American Dental Partners, Inc. (a)	7
1,000	AMN Healthcare Services, Inc. (a)	5
1,000	Cardionet, Inc. (a)	5
246	Continucare Corp. (a)	1
1,508	Cross Country Healthcare, Inc. (a)	11
834	Gentiva Health Services, Inc. (a)	18
1,477	Healthways, Inc. (a)	17
1,043	RehabCare Group, Inc. (a)	21
1,009	Res-Care, Inc. (a)	14

		104

	Health Care Supplies — 0.03%
566	Cynosure, Inc. (a)	6
371	ICU Medical, Inc. (a)	14
764	Medical Action Industries, Inc. (a)	7
1,976	RTI Biologics, Inc. (a)	5

		32

	Health Care Technology — 0.00%
243	Vital Images, Inc. (a)	3

Shares	Security Description	Value (000)
	Heavy Electrical Equipment — 0.01%
3,600	Broadwind Energy, Inc. (a)	$7

	Home Entertainment Software — 0.03%
3,271	Take-Two Interactive Software, Inc. (a)	33
2,173	THQ, Inc. (a)	9

		42

	Home Furnishings — 0.05%
712	Ethan Allen Interiors, Inc.	13
2,108	Furniture Brands International, Inc. (a)	11
606	Hooker Furniture Corp.	7
600	Kid Brands, Inc. (a)	5
2,341	La-Z-Boy, Inc. (a)	20
2,176	Sealy Corp. (a)	5

		61

	Homebuilding — 0.11%
3,119	Beazer Homes USA, Inc. (a)	13
566	Brookfield Homes Corp. (a)	5
263	Cavco Industries, Inc. (a)	9
2,726	Hovnanian Enterprises, Inc., Class - A (a)	11
817	M/I Homes, Inc. (a)	8
1,422	Meritage Homes Corp. (a)	28
224	Skyline Corp.	5
5,235	Standard Pacific Corp. (a)	21
1,960	The Ryland Group, Inc.	35

		135

	Homefurnishing Retail — 0.01%
707	Haverty Furniture Cos., Inc.	8
500	Select Comfort Corp. (a)	3

		11

	Hotels, Resorts & Cruise Lines — 0.10%
819	Bluegreen Corp. (a)	2
1,576	Gaylord Entertainment Co. (a)	48
411	Morgans Hotel Group Co. (a)	3
4,490	Orient-Express Hotels Ltd., Class - A (a)	50
767	Red Lion Hotels Corp. (a)	6
973	The Marcus Corp.	12

		121

	Household Appliances — 0.03%
1,503	Helen of Troy Ltd. (a)	38

	Household Products — 0.05%
300	Cellu Tissue Holdings, Inc. (a)	3
2,580	Central Garden & Pet Co., Class - A (a)	27
283	Oil-Dri Corp. of America	6
900	Spectrum Brands Holdings, Inc. (a)	24
15	WD-40 Co.	1

		61

	Housewares & Specialties — 0.04%
1,767	American Greetings Corp., Class - A	33
153	Blyth, Inc.	6
379	CSS Industries, Inc.	7
500	Lifetime Brands, Inc. (a)	7

		53

	Human Resource & Employment Services — 0.09%
48	Barrett Business Services, Inc.	1
384	CDI Corp.	5
325	GP Strategies Corp. (a)	3
793	Heidrick & Struggles International, Inc.	15
1,090	Kelly Services, Inc., Class - A (a)	13
2,152	Korn/Ferry International (a)	36
1,634	On Assignment, Inc. (a)	8
2,360	SFN Group, Inc. (a)	14

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Human Resource & Employment Services (continued)
840	TrueBlue, Inc. (a)	$11
90	Volt Information Sciences, Inc. (a)	1

		107

	Independent Power Producers & Energy Traders — 0.02%
5,100	Dynegy, Inc. (a)	25

	Industrial Conglomerates — 0.06%
1,256	Kimball International, Inc., Class - B	7
800	Libbey, Inc. (a)	10
15	Seaboard Corp.	27
505	Standex International Corp.	12
1,033	Tredegar Corp.	20
122	United Capital Corp. (a)	3

		79

	Industrial Machinery — 0.31%
1,006	Albany International Corp., Class - A	19
243	Ampco-Pittsburgh Corp.	6
337	Barnes Group, Inc.	6
962	Briggs & Stratton Corp.	18
1,401	Chart Industries, Inc. (a)	29
799	CIRCOR International, Inc.	25
201	CLARCOR, Inc.	8
781	Columbus McKinnon Corp. (a)	13
400	Dynamic Materials Corp.	6
555	ENPRO Industries, Inc. (a)	18
1,300	ESCO Technologies, Inc.	43
283	Flow International Corp. (a)	1
3,600	Force Protection, Inc. (a)	18
492	Kadant, Inc. (a)	9
519	L.B. Foster Co., Class - A (a)	15
900	Lydall, Inc. (a)	7
700	Met-Pro Corp.	7
1,470	Mueller Industries, Inc.	39
681	Mueller Water Products, Inc., Class - A	2
202	Portec Rail Products, Inc.	2
1,192	Robbins & Myers, Inc.	32
970	Tecumseh Products Co., Class - A (a)	11
500	Thermadyne Holdings Corp. (a)	7
1,322	Watts Water Technologies, Inc., Class - A	45

		386

	Industrial REITs — 0.13%
10,344	DCT Industrial Trust, Inc.	50
1,251	DuPont Fabros Technology, Inc.	31
690	EastGroup Properties, Inc.	26
2,547	First Industrial Realty Trust, Inc. (a)	13
1,634	First Potomac Realty Trust	24
1,130	Monmouth Real Estate Investment Corp., Class - A	9
400	Terreno Realty Corp. (a)	7

		160

	Insurance Brokers — 0.02%
1,944	National Financial Partners Corp. (a)	25

	Integrated Telecommunication Services — 0.05%
7,391	Cincinnati Bell, Inc. (a)	20
276	Consolidated Communications Holdings, Inc.	5
2,447	General Communication, Inc., Class - A (a)	25
800	IDT Corp., Class - B (a)	14

		64

Shares	Security Description	Value (000)
	Internet Retail — 0.00%
1,272	1-800-FLOWERS.COM, Inc., Class - A (a)	$2

	Internet Software & Services — 0.24%
1,700	CDC Corp., Class - A (a)	7
400	DealerTrack Holdings, Inc. (a)	7
1,670	Digital River, Inc. (a)	57
684	DivX, Inc. (a)	6
5,336	EarthLink, Inc.	48
76	Global Sources Ltd. (a)	1
1,569	InfoSpace, Inc. (a)	14
2,057	Internap Network Services Corp. (a)	10
1,126	Internet Brands, Inc., Class - A (a)	15
1,695	Internet Capital Group, Inc. (a)	19
702	j2 Global Communications, Inc. (a)	17
364	Keynote Systems, Inc.	4
531	Marchex, Inc., Class - B	3
1,911	ModusLink Global Solutions, Inc. (a)	12
254	Perficient, Inc. (a)	2
4,207	RealNetworks, Inc. (a)	14
2,600	S1 Corp. (a)	13
689	TechTarget, Inc. (a)	4
800	The Knot, Inc. (a)	7
3,592	United Online, Inc.	21
900	ValueClick, Inc. (a)	12
324	VASCO Data Security International, Inc. (a)	2

		295

	Investment Banking & Brokerage — 0.20%
1,892	Cowen Group, Inc., Class - A (a)	6
53	Evercore Partners, Inc., Class - A	1
2,771	FBR Capital Markets Corp. (a)	9
1,500	GFI Group, Inc.	7
2,100	Gleacher & Co., Inc. (a)	3
612	International Assets Holding Corp. (a)	11
2,100	Investment Technology Group, Inc. (a)	30
573	KBW, Inc.	15
4,595	Knight Capital Group, Inc., Class - A (a)	57
2,000	LaBranche & Co., Inc. (a)	8
4,984	MF Global Holdings Ltd. (a)	36
484	Oppenheimer Holdings, Inc., Class - A	14
742	Piper Jaffray Cos., Inc. (a)	22
1,091	Sanders Morris Harris Group, Inc.	6
134	Stifel Financial Corp. (a)	6
1,290	SWS Group, Inc.	9
1,257	TradeStation Group, Inc. (a)	8

		248

	IT Consulting & Other Services — 0.13%
1,318	CACI International, Inc., Class - A (a)	60
3,577	CIBER, Inc. (a)	11
328	Computer Task Group, Inc. (a)	2
725	Integral Systems, Inc. (a)	5
145	ManTech International Corp., Class - A (a)	6
1,919	SRA International, Inc., Class - A (a)	38
1,097	The Hackett Group, Inc. (a)	4
483	Tier Technologies, Inc., Class - B (a)	3
1,262	Unisys Corp. (a)	35
202	Virtusa Corp. (a)	2

		166

	Leisure Facilities — 0.07%
260	Life Time Fitness, Inc. (a)	10
694	Speedway Motorsports, Inc.	11
1,717	Vail Resorts, Inc. (a)	65

		86

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Leisure Products — 0.06%
700	Arctic Cat, Inc. (a)	$7
2,979	Callaway Golf Co.	21
1,173	JAKKS Pacific, Inc. (a)	21
241	Leapfrog Enterprises, Inc. (a)	1
930	RC2 Corp. (a)	19
325	Steinway Musical Instruments, Inc. (a)	6

		75

	Life & Health Insurance — 0.19%
2,722	American Equity Investment Life Holding Co.	28
1,885	Citizens, Inc. (a)	13
9,978	CNO Financial Group, Inc. (a)	55
2,308	Delphi Financial Group, Inc., Class - A	58
673	FBL Financial Group, Inc., Class - A	18
243	Kansas City Life Insurance Co.	8
98	National Western Life Insurance Co., Class - A	14
1,058	Presidential Life Corp.	10
1,200	Primerica, Inc.	24
5,922	The Phoenix Cos., Inc. (a)	12

		240

	Life Sciences Tools & Services — 0.04%
3,128	Affymetrix, Inc. (a)	14
1,181	Albany Molecular Research, Inc. (a)	8
1,620	Cambrex Corp. (a)	7
2,600	Exelixis, Inc. (a)	10
620	Kendle International, Inc. (a)	6

		45

	Managed Health Care — 0.31%
2,083	AMERIGROUP Corp. (a)	89
2,361	Centene Corp. (a)	56
2,647	HealthSpring, Inc. (a)	68
1,524	Magellan Health Services, Inc. (a)	72
298	Molina Heathcare, Inc. (a)	8
851	Triple-S Management Corp., Class - B (a)	14
1,624	Universal American Corp.	24
1,941	WellCare Health Plans, Inc. (a)	56

		387

	Marine — 0.14%
451	American Commercial Lines, Inc. (a)	13
800	Baltic Trading Ltd.	9
2,475	Eagle Bulk Shipping, Inc. (a)	13
2,100	Excel Maritime Carriers Ltd. (a)	12
1,355	Genco Shipping & Trading Ltd. (a)	22
1,513	Horizon Lines, Inc., Class - A	6
281	International Shipholding Corp.	8
1,200	Overseas Shipholding Group, Inc.	41
2,234	Ship Finance International Ltd.	43
1,260	Ultrapetrol Bahamas Ltd. (a)	8

		175

	Marine Ports & Services — 0.00%
319	CAI International, Inc. (a)	5

	Metal & Glass Containers — 0.05%
100	AEP Industries, Inc. (a)	2
800	Graham Packaging Co., Inc. (a)	10
1,693	Myers Industries, Inc.	15
1,206	Silgan Holdings, Inc.	38

		65

Shares	Security Description	Value (000)
	Mortgage REITs — 0.47%
1,583	American Capital Agency Corp.	$42
5,807	Anworth Mortgage Asset Corp.	41
751	Apollo Commercial Real Estate Finance, Inc.	12
3,460	Capstead Mortgage Corp.	38
676	Colony Financial, Inc.	12
676	CreXus Investment Corp.	8
1,682	Cypress Sharpridge Investments, Inc.	22
645	Dynex Capital, Inc.	7
2,166	Hatteras Financial Corp.	62
1,247	Invesco Mortgage Capital, Inc.	27
4,498	iStar Financial, Inc. (a)	14
13,566	MFA Financial, Inc.	104
3,200	Newcastle Investment Corp. (a)	10
3,442	NorthStar Realty Finance Corp.	13
817	Pennymac Mortgage Investment Trust	15
3,683	RAIT Financial Trust (a)	6
3,757	Redwood Trust, Inc.	54
2,193	Resource Capital Corp.	14
2,289	Starwood Property Trust, Inc.	45
1,300	Two Harbors Investment Corp.	12
1,265	Walter Investment Management Corp.	22

		580

	Movies & Entertainment — 0.13%
592	Ascent Media Corp., Class - A (a)	16
121	Carmike Cinemas, Inc. (a)	1
2,762	Cinemark Holdings, Inc.	44
2,400	CKX, Inc. (a)	12
750	Lions Gate Entertainment Corp. (a)	6
6,816	Live Nation, Inc. (a)	67
365	LodgeNet Interactive Corp. (a)	1
1,600	Warner Music Group Corp. (a)	7
282	World Wrestling Entertainment, Inc., Class - A	4

		158

	Multi-line Insurance — 0.03%
1,808	Horace Mann Educators Corp.	32

	Multi-Sector Holdings — 0.04%
1,227	Compass Diversified Holdings, Inc.	20
1,079	PICO Holdings, Inc. (a)	32

		52

	Multi-Utilities — 0.15%
1,929	Black Hills Corp.	60
715	CH Energy Group, Inc.	32
1,619	NorthWestern Corp.	46
4,027	PNM Resources, Inc.	46

		184

	Office REITs — 0.35%
5,274	BioMed Realty Trust, Inc.	95
3,128	Franklin Street Properties Corp.	39
1,343	Government Properties Income Trust	36
3,459	Highwoods Properties, Inc.	112
2,514	Kilroy Realty Corp.	83
4,791	Lexington Realty Trust	34
1,010	Mission West Properties, Inc.	7
2,500	MPG Office Trust, Inc. (a)	6
891	Parkway Properties, Inc.	13

		425

	Office Services & Supplies — 0.09%
2,352	ACCO Brands Corp. (a)	13
1,643	American Reprographics Co. (a)	13

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office Services & Supplies (continued)
322	Mine Safety Appliances Co.	$9
3,096	Steelcase, Inc., Class - A	26
1,800	Sykes Enterprises, Inc. (a)	24
387	United Stationers, Inc. (a)	21

		106

	Oil & Gas Drilling — 0.06%
4,634	Hercules Offshore, Inc. (a)	12
5,505	Parker Drilling Co. (a)	24
2,721	Pioneer Drilling Co. (a)	18
600	Seahawk Drilling, Inc. (a)	5
575	Union Drilling, Inc. (a)	3
6,466	Vantage Drilling Co. (a)	10

		72

	Oil & Gas Equipment & Services — 0.42%
1,759	Allis-Chalmers Energy, Inc. (a)	7
1,154	Basic Energy Services, Inc. (a)	10
1,689	Bristow Group, Inc. (a)	61
4,610	Cal Dive International, Inc. (a)	25
3,612	Complete Production Services, Inc. (a)	74
4,273	Global Industries Ltd. (a)	23
573	Gulf Island Fabrication, Inc.	10
1,130	GulfMark Offshore, Inc., Class - A (a)	35
18	Halliburton Co.	1
5,100	Helix Energy Solutions Group, Inc. (a)	57
979	Hornbeck Offshore Services, Inc. (a)	19
5,637	Key Energy Services, Inc. (a)	54
937	Matrix Service Co. (a)	8
572	Natural Gas Services Group, Inc. (a)	8
4,104	Newpark Resources, Inc. (a)	35
690	PHI, Inc. (a)	11
519	T-3 Energy Services, Inc. (a)	14
1,500	Tesco Corp. (a)	18
3,276	TETRA Technologies, Inc. (a)	33
2,000	Willbros Group, Inc. (a)	18

		521

	Oil & Gas Exploration & Production — 0.50%
2,300	Abraxas Petroleum Corp. (a)	7
444	Approach Resources, Inc. (a)	5
2,170	ATP Oil & Gas Corp. (a)	30
2,491	Berry Petroleum Co., Class - A	79
2,126	Bill Barrett Corp. (a)	77
3,749	BPZ Resources, Inc. (a)	14
27	Clayton Williams Energy, Inc. (a)	1
1,276	Cloud Peak Energy, Inc. (a)	23
241	Contango Oil & Gas Co. (a)	12
9,597	Delta Petroleum Corp. (a)	8
1,500	Energy Partners Ltd. (a)	18
2,300	Gastar Exploration Ltd. (a)	9
608	GeoResources, Inc. (a)	10
1,623	GMX Resources, Inc. (a)	8
1,100	Goodrich Petroleum Corp. (a)	16
1,660	Harvest Natural Resources, Inc. (a)	17
1,000	Miller Petroleum, Inc. (a)	5
1,100	Oasis Petroleum, Inc. (a)	21
2,064	Penn Virginia Corp.	33
923	Petroleum Development Corp. (a)	25
2,051	Petroquest Energy, Inc. (a)	13
1,700	Resolute Energy Corp. (a)	19
982	Rosetta Resources, Inc. (a)	23
1,894	Stone Energy Corp. (a)	28

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
1,875	Swift Energy Co. (a)	$53
2,266	VAALCO Energy, Inc. (a)	13
737	Venoco, Inc. (a)	14
1,681	W&T Offshore, Inc.	18
3,136	Warren Resources, Inc. (a)	12

		611

	Oil & Gas Refining & Marketing — 0.07%
409	Alon USA Energy, Inc.	2
1,063	CVR Energy, Inc. (a)	9
735	Delek US Holdings, Inc.	5
524	Green Plains Renewable Energy, Inc. (a)	6
1,406	Rex Energy Corp. (a)	18
2,074	Western Refining, Inc. (a)	11
1,450	World Fuel Services Corp.	38

		89

	Oil & Gas Storage & Transportation — 0.13%
1,891	Cheniere Energy, Inc. (a)	5
1,742	Crosstex Energy, Inc. (a)	14
2,573	DHT Maritime, Inc.	11
136,440	Enbridge Energy Management LLC (a)	—
3,776	General Maritime Corp.	18
1,714	Golar LNG Ltd.	21
691	Knightsbridge Tankers Ltd.	13
2,159	Nordic American Tanker Shipping Ltd.	58
1,400	Teekay Tankers Ltd., Class - A	18

		158

	Packaged Foods & Meats — 0.19%
1,130	B&G Foods, Inc., Class - A	12
1,926	Chiquita Brands International, Inc. (a)	26
1,776	Dole Food Co., Inc. (a)	16
200	Farmer Brothers Co.	3
524	Harbinger Group, Inc. (a)	3
486	Imperial Sugar Co.	7
400	John B. Sanfilippo & Son, Inc. (a)	5
1,400	Pilgrim’s Pride Corp. (a)	8
100	Sanderson Farms, Inc.	4
454	Seneca Foods Corp., Class - A (a)	12
1,821	Smart Balance, Inc. (a)	7
2,006	The Hain Celestial Group, Inc. (a)	48
1,694	TreeHouse Foods, Inc. (a)	78

		229

	Paper Packaging — 0.08%
3,489	Boise, Inc. (a)	23
5,180	Graphic Packaging Holding Co. (a)	17
1,191	Rock-Tenn Co., Class - A	59

		99

	Paper Products — 0.09%
1,786	Buckeye Technologies, Inc.	26
155	Clearwater Paper Corp. (a)	12
1,891	KapStone Paper & Packaging Corp. (a)	23
308	Neenah Paper, Inc.	5
2,210	P.H. Glatfelter Co.	27
2,104	Wausau Paper Corp. (a)	17

		110

	Personal Products — 0.05%
1,015	Elizabeth Arden, Inc. (a)	20
530	Nutraceutical International Corp. (a)	8
2,074	Prestige Brands Holdings, Inc. (a)	21
234	Revlon, Inc., Class - A (a)	3
568	Schiff Nutrition International, Inc.	5

		57

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals — 0.19%
1,262	BMP Sunstone Corp. (a)	$10
360	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,900	Cypress Bioscience, Inc. (a)	7
69	Hi-Tech Pharmacal Co., Inc. (a)	1
400	Impax Laboratories, Inc. (a)	8
2,788	Medicis Pharmaceutical Corp., Class - A	83
1,563	Par Pharmaceutical Cos., Inc. (a)	45
1,215	SuperGen, Inc. (a)	2
892	The Medicines Co. (a)	13
3,801	ViroPharma, Inc. (a)	57

		228

	Precious Metals & Minerals — 0.12%
3,845	Coeur d’Alene Mines Corp. (a)	77
12,110	Hecla Mining Co. (a)	76

		153

	Property & Casualty Insurance — 0.57%
12,249	Ambac Financial Group, Inc. (a)	7
418	American Physicians Capital, Inc.	17
219	American Physicians Services Group, Inc.	7
442	American Safety Insurance Holdings Ltd. (a)	7
819	Amerisafe, Inc. (a)	15
979	AmTrust Financial Services, Inc.	14
1,471	Argo Group International Holdings Ltd.	51
408	Baldwin & Lyons, Inc., Class - B	10
686	CNA Surety Corp. (a)	12
605	Donegal Group, Inc., Class - A	8
281	EMC Insurance Group, Inc.	6
1,924	Employers Holdings, Inc.	30
4,494	First American Financial Corp.	67
445	First Mercury Financial Corp.	5
388	FPIC Insurance Group, Inc. (a)	14
768	Global Indemnity PLC (a)	12
485	Hallmark Financial Services, Inc. (a)	4
591	Harleysville Group, Inc.	19
1,773	Hilltop Holdings, Inc. (a)	17
606	Infinity Property & Casualty Corp.	30
2,438	Meadowbrook Insurance Group, Inc.	22
358	National Interstate Corp.	8
282	NYMAGIC, Inc.	7
1,640	PMA Capital Corp., Class - A (a)	12
1,507	ProAssurance Corp. (a)	87
835	RLI Corp.	47
606	Safety Insurance Group, Inc.	26
1,096	SeaBright Insurance Holdings, Inc.	9
2,360	Selective Insurance Group, Inc.	39
730	State Auto Financial Corp.	11
771	Stewart Information Services Corp.	9
586	The Navigators Group, Inc. (a)	26
1,148	Tower Group, Inc.	27
1,061	United Fire & Casualty Co.	23
282	Universal Insurance Holdings, Inc.	1

		706

	Publishing — 0.09%
1,000	AH Belo Corp., Class - A (a)	7
2,300	Dex One Corp. (a)	28
1,443	Journal Communications, Inc., Class - A (a)	7
900	Media General, Inc., Class - A (a)	8
886	PRIMEDIA, Inc.	3
1,479	Scholastic Corp.	41

Shares	Security Description	Value (000)
	Publishing (continued)
1,520	The E.W. Scripps Co., Class - A (a)	$12

		106

	Railroads — 0.01%
1,151	RailAmerica, Inc. (a)	11

	Real Estate Development — 0.03%
411	Avatar Holdings, Inc. (a)	8
1,600	Forestar Group, Inc. (a)	27

		35

	Real Estate Operating Companies — 0.01%
600	Hudson Pacific Properties, Inc.	10
1,900	Thomas Properties Group, Inc. (a)	7

		17

	Regional Banks — 2.10%
769	1st Source Corp.	13
1,100	1st United Bancorp, Inc. (a)	7
241	Alliance Financial Corp.	7
286	American National Bankshares, Inc.	6
1,188	Ameris Bancorp (a)	11
401	Ames National Corp.	8
516	Arrow Financial Corp.	13
263	BancFirst Corp.	11
202	Bancorp Rhode Island, Inc.	6
280	Bank of Marin Bancorp	9
515	Bank of the Ozarks, Inc.	19
3,162	Boston Private Financial Holdings, Inc.	21
80	Bridge Bancorp, Inc.	2
323	Bryn Mawr Bank Corp.	6
370	Camden National Corp.	13
617	Capital City Bank Group, Inc.	7
1,444	Cardinal Financial Corp.	14
3,879	Cathay General Bancorp	46
1,800	Center Financial Corp. (a)	9
1,133	Centerstate Banks, Inc.	10
203	Century Bancorp, Inc., Class - A	5
1,035	Chemical Financial Corp.	21
522	Citizens & Northern Corp.	7
17,409	Citizens Republic Bancorp, Inc. (a)	16
658	City Holding Co.	20
540	CNB Financial Corp.	7
1,190	CoBiz Financial, Inc.	7
1,767	Columbia Banking System, Inc.	35
1,459	Community Bank System, Inc.	34
686	Community Trust Bancorp, Inc.	19
4,432	CVB Financial Corp.	33
777	Eagle Bancorp, Inc. (a)	9
824	Enterprise Financial Services Corp.	8
5,158	F.N.B. Corp.	44
413	Financial Institutions, Inc.	7
747	First Bancorp North Carolina	10
4,082	First Bancorp Puerto Rico (a)	1
487	First Bancorp, Inc. Maine	7
2,467	First Busey Corp.	11
4,940	First Commonwealth Financial Corp.	27
735	First Community Bancshares, Inc.	9
2,853	First Financial Bancorp	48
550	First Financial Bankshares, Inc.	26
482	First Financial Corp.	14
600	First Interstate BancSystem, Inc.	8
1,295	First Merchants Corp.	10
3,483	First Midwest Bancorp, Inc.	40
479	First South Bancorp, Inc.	5
5,187	FirstMerit Corp.	95

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
568	German American Bancorp, Inc.	$10
3,380	Glacier Bancorp, Inc.	49
367	Great Southern Bancorp, Inc.	8
600	Green Bankshares, Inc. (a)	4
1,404	Hancock Holding Co.	42
2,900	Hanmi Financial Corp. (a)	4
666	Heartland Financial USA, Inc.	10
488	Heritage Financial Corp. (a)	7
524	Home Bancorp, Inc. (a)	7
1,095	Home Bancshares, Inc.	22
600	Hudson Valley Holding Corp.	12
1,232	IBERIABANK Corp.	62
891	Independent Bank Corp.	20
2,407	International Bancshares Corp.	41
2,006	Investors Bancorp, Inc. (a)	24
1,034	Lakeland Bancorp, Inc.	9
652	Lakeland Financial Corp.	12
688	MainSource Financial Group, Inc.	5
2,605	MB Financial, Inc.	42
277	Merchants Bancshares, Inc.	7
408	Metro Bancorp, Inc. (a)	4
284	MidSouth Bancorp, Inc.	4
400	MidWestOne Financial Group, Inc.	6
1,897	Nara Bancorp, Inc. (a)	13
327	National Bankshares, Inc.	8
5,807	National Penn Bancshares, Inc.	36
1,620	NBT Bancorp, Inc.	36
977	Northfield Bancorp, Inc.	11
3,961	Old National Bancorp	42
500	OmniAmerican Bancorp, Inc. (a)	6
2,361	Oriental Financial Group, Inc.	31
361	Orrstown Financial Services, Inc.	8
935	Pacific Continental Corp.	8
1,499	PacWest Bancorp	29
628	Park National Corp.	40
412	Peapack-Gladstone Financial Corp.	5
80	Penns Woods Bancorp, Inc.	3
417	Peoples Bancorp, Inc.	5
1,523	Pinnacle Financial Partners, Inc. (a)	14
167	Porter Bancorp, Inc.	2
2,606	PrivateBancorp, Inc.	30
2,273	Prosperity Bancshares, Inc.	74
933	Renasant Corp.	14
516	Republic Bancorp, Inc., Class - A	11
1,224	S&T Bancorp, Inc.	21
530	S.Y. Bancorp, Inc.	13
1,132	Sandy Spring Bancorp, Inc.	18
542	SCBT Financial Corp.	17
407	Sierra Bancorp	5
782	Simmons First National Corp., Class - A	22
756	Southside Bancshares, Inc.	14
826	Southwest Bancorp, Inc.	11
840	State Bancorp, Inc.	7
1,139	StellarOne Corp.	14
1,050	Sterling Bancorp	9
3,972	Sterling Bancshares, Inc.	21
361	Suffolk Bancorp	9
5,933	Susquehanna Bancshares, Inc.	50
1,982	SVB Financial Group (a)	84
500	Taylor Capital Group, Inc. (a)	6
1,808	Texas Capital Bancshares, Inc. (a)	31
702	The Bancorp, Inc. (a)	5

Shares	Security Description	Value (000)
	Regional Banks (continued)
240	The First of Long Island Corp.	$6
420	Tompkins Financial Corp.	17
206	Tower Bancorp, Inc.	4
1,057	TowneBank	16
554	TriCo Bancshares	8
2,939	Trustmark Corp.	64
1,507	UMB Financial Corp.	53
5,271	Umpqua Holdings Corp.	60
868	Union First Market Bankshares Corp.	11
1,894	United Bankshares, Inc.	47
4,653	United Community Banks, Inc. (a)	10
663	Univest Corp. of Pennsylvania	12
1,100	Virginia Commerce Bancorp, Inc. (a)	5
786	Washington Banking Co.	11
714	Washington Trust Bancorp, Inc.	14
3,175	Webster Financial Corp.	56
966	WesBanco, Inc.	16
888	West Bancorp (a)	6
4,800	West Coast Bancorp (a)	11
752	Westamerica Bancorp	41
2,894	Western Alliance Bancorp (a)	19
4,700	Whitney Holding Corp.	38
897	Wilshire Bancorp, Inc.	6
1,417	Wintrust Financial Corp.	46

		2,592

	Reinsurance — 0.28%
4,643	Alterra Capital Holdings Ltd.	92
328	Enstar Group Ltd. (a)	24
2,577	Flagstone Reinsurance Holdings SA	27
400	Gerova Financial Group, Ltd. (a)	2
1,433	Greenlight Capital Re Ltd., Class - A (a)	36
2,126	Maiden Holdings Ltd.	16
3,267	Montpelier Re Holdings Ltd.	57
1,953	Platinum Underwriters Holdings Ltd.	85

		339

	Research and Consulting Services — 0.08%
1,100	CBIZ, Inc. (a)	7
480	CRA International, Inc. (a)	9
1,161	Hill International, Inc. (a)	5
800	Huron Consulting Group, Inc. (a)	18
600	ICF International, Inc. (a)	15
1,300	LECG Corp. (a)	1
1,900	Navigant Consulting, Inc. (a)	22
629	School Specialty, Inc. (a)	8
900	The Dolan Co. (a)	10
41	VSE Corp.	1

		96

	Residential REITs — 0.27%
3,117	American Campus Communities, Inc.	95
677	Associated Estates Realty Corp.	9
2,371	Education Realty Trust, Inc.	17
397	Equity Lifestyle Properties, Inc.	22
1,222	Home Properties, Inc.	65
583	Mid-America Apartment Communities, Inc.	34
2,231	Post Properties, Inc.	62
896	Sun Communities, Inc.	27
364	UMH Properties, Inc.	4

		335

	Restaurants — 0.13%
285	AFC Enterprises, Inc. (a)	3
60	Biglari Holdings, Inc. (a)	20
1,352	Bob Evans Farms, Inc.	38

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
74	Cracker Barrel Old Country Store, Inc.	$4
1,197	Domino’s Pizza, Inc. (a)	16
200	Jack in the Box, Inc. (a)	4
268	Landry’s Restaurants, Inc. (a)	7
771	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	6
816	O’Charley’s, Inc. (a)	6
242	Papa John’s International, Inc. (a)	6
617	Red Robin Gourmet Burgers, Inc. (a)	12
2,871	Ruby Tuesday, Inc. (a)	34

		156

	Retail REITs — 0.37%
1,388	Acadia Realty Trust	26
401	Agree Realty Corp.	10
31	Alexander’s, Inc.	10
6,670	CBL & Associates Properties, Inc.	87
2,698	Cedar Shopping Centers, Inc.	16
1,534	Equity One, Inc.	26
548	Getty Realty Corp.	15
3,391	Glimcher Realty Trust	21
3,268	Inland Real Estate Corp.	27
2,333	Kite Realty Group Trust	10
3,846	National Retail Properties, Inc.	97
2,698	Pennsylvania Real Estate Investment Trust	32
1,912	Ramco-Gershenson Properties Trust	21
122	Saul Centers, Inc.	5
839	Tanger Factory Outlet Centers, Inc.	40
896	Urstadt Biddle Properties, Inc., Class - A	16

		459

	Security & Alarm Services — 0.03%
400	The Brink’s Co.	9
1,342	The Geo Group, Inc. (a)	32

		41

	Semiconductor Equipment — 0.22%
609	Advanced Energy Industries, Inc. (a)	8
1,484	ATMI, Inc. (a)	22
4,900	Axcelis Technologies, Inc. (a)	10
1,000	AXT, Inc. (a)	7
1,348	Brooks Automation, Inc. (a)	9
851	Cabot Microelectronics Corp. (a)	27
961	Cohu, Inc.	12
1,136	Cymer, Inc. (a)	42
4,320	Entegris, Inc. (a)	20
1,361	FEI Co. (a)	27
2,462	FormFactor, Inc. (a)	21
1,435	MKS Instruments, Inc. (a)	26
2,287	Photronics, Inc. (a)	12
105	Rudolph Technologies, Inc. (a)	1
1,100	Tessera Technologies, Inc. (a)	20
300	Ultratech, Inc. (a)	5

		269

	Semiconductors — 0.16%
508	Actel Corp. (a)	8
1,800	Advanced Analogic Technologies, Inc. (a)	6
726	ANADIGICS, Inc. (a)	4
161	CEVA, Inc. (a)	2
892	DSP Group, Inc. (a)	6
1,633	Exar Corp. (a)	10
246	GSI Technology, Inc. (a)	1
3,100	Integrated Device Technology, Inc. (a)	18

Shares	Security Description	Value (000)
	Semiconductors (continued)
243	IXYS Corp. (a)	$2
2,200	Kopin Corp. (a)	8
2,500	Microsemi Corp. (a)	43
1,219	Microtune, Inc. (a)	4
654	OmniVision Technologies, Inc. (a)	15
873	Pericom Semiconductor Corp. (a)	8
1,305	Sigma Designs, Inc. (a)	15
1,052	Silicon Image, Inc. (a)	5
663	Standard Microsystems Corp. (a)	15
3,240	Trident Microsystems, Inc. (a)	6
2,329	Zoran Corp. (a)	18

		194

	Specialized Consumer Services — 0.06%
526	Mac-Gray Corp.	6
2,604	Regis Corp.	50
3,567	Stewart Enterprises, Inc., Class - A	19

		75

	Specialized Finance — 0.11%
525	Asset Acceptance Capital Corp. (a)	3
600	Asta Funding, Inc.	5
121	California First National Bancorp	1
287	Encore Capital Group, Inc. (a)	5
2,584	Fifth Street Finance Corp.	29
500	Marlin Business Services Corp. (a)	6
847	Medallion Financial Corp.	7
1,387	NewStar Financial, Inc. (a)	10
2,685	PHH Corp. (a)	56
1,046	Primus Guaranty Ltd. (a)	5
500	THL Credit, Inc.	6

		133

	Specialized REITs — 0.70%
2,158	Ashford Hospitality Trust (a)	20
500	Chatham Lodging Trust (a)	9
300	Chesapeake Lodging Trust	5
2,120	Cogdell Spencer, Inc.	13
7,548	DiamondRock Hospitality Co.	72
2,239	Entertainment Properties Trust	97
4,058	Extra Space Storage, Inc.	65
2,434	FelCor Lodging Trust, Inc. (a)	11
2,875	Healthcare Realty Trust, Inc.	67
5,244	Hersha Hospitality Trust	27
3,222	LaSalle Hotel Properties	75
995	LTC Properties, Inc.	25
5,030	Medical Properties Trust, Inc.	51
698	National Health Investors, Inc.	31
3,612	OMEGA Healthcare Investors, Inc.	81
1,600	Pebblebrook Hotel Trust (a)	29
839	Potlatch Corp.	29
1,297	Sovran Self Storage, Inc.	49
5,289	Strategic Hotels & Resorts, Inc. (a)	22
4,473	Sunstone Hotel Investors, Inc. (a)	41
4,627	U-Store-It Trust	39
282	Universal Health Realty Income Trust	10

		868

	Specialty Chemicals — 0.34%
1,450	A. Schulman, Inc.	29
471	Arch Chemicals, Inc.	16
2,370	Ferro Corp. (a)	31
2,237	H.B. Fuller Co.	44
36	Kraton Performance Polymers, Inc. (a)	1
1,200	Landec Corp. (a)	7
785	Minerals Technologies, Inc.	46

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Chemicals (continued)
1,387	OM Group, Inc. (a)	$42
1,427	PolyOne Corp. (a)	17
174	Quaker Chemical Corp.	6
655	Rockwood Holdings, Inc. (a)	21
2,395	Sensient Technologies Corp.	73
2,830	W. R. Grace & Co. (a)	79
1,094	Zoltek Cos., Inc. (a)	11

		423

	Specialty Stores — 0.11%
1,900	Barnes & Noble, Inc.	31
364	Books-A-Million, Inc.	2
2,860	Borders Group, Inc. (a)	3
971	Build-A-Bear Workshop, Inc. (a)	6
1,768	Cabela’s, Inc. (a)	33
565	Conn’s, Inc. (a)	3
1,200	MarineMax, Inc. (a)	8
2,641	OfficeMax, Inc. (a)	35
507	Sally Beauty Holdings, Inc. (a)	6
520	West Marine, Inc. (a)	5

		132

	Steel — 0.05%
638	A.M. Castle & Co. (a)	8
509	Haynes International, Inc.	18
300	Metals USA Holdings Corp. (a)	4
450	Olympic Steel, Inc.	10
328	Universal Stainless & Alloy Products, Inc. (a)	8
1,185	Worthington Industries, Inc.	18

		66

	Systems Software — 0.01%
1,327	Accelrys, Inc. (a)	9
1,400	TeleCommunication Systems, Inc., Class - A (a)	6

		15

	Technology Distributors — 0.09%
756	Agilysys, Inc. (a)	5
898	Electro Rent Corp.	12
1,550	Insight Enterprises, Inc. (a)	24
524	PC Connection, Inc. (a)	4
600	Richardson Electronics, Ltd.	6
1,204	ScanSource, Inc. (a)	34
1,111	SYNNEX Corp. (a)	31

		116

	Textiles — 0.01%
2,247	Unifi, Inc. (a)	10

	Thrifts & Mortgage Finance — 0.59%
853	Abington Bancorp, Inc.	9
4,003	Astoria Financial Corp.	55
1,915	Bank Mutual Corp.	10
1,109	BankFinancial Corp.	10
1,643	Beneficial Mutual Bancorp, Inc. (a)	15
531	Berkshire Hills Bancorp, Inc.	10
400	BofI Holding, Inc. (a)	5
2,930	Brookline Bancorp, Inc.	29
485	Clifton Savings Bancorp, Inc.	4
829	Danvers Bancorp, Inc.	13
1,074	Dime Community Bancshares	15
326	Doral Financial Corp. (a)	1
516	ESB Financial Corp.	7

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
741	ESSA Bancorp, Inc.	$9
500	Federal Agricultural Mortgage Corp., Class - C	5
606	First Financial Holdings, Inc.	7
2,386	Flagstar Bancorp, Inc. (a)	4
1,421	Flushing Financial Corp.	16
346	Fox Chase Bancorp, Inc. (a)	3
80	Heritage Financial Group	1
865	Home Federal Bancorp, Inc.	10
243	K-Fed Bancorp	2
546	Kearny Financial Corp.	5
563	Meridian Interstate Bancorp, Inc. (a)	6
9,713	MGIC Investment Corp. (a)	90
205	NASB Financial, Inc.	3
5,006	NewAlliance Bancshares, Inc.	63
5,427	Northwest Bancshares, Inc.	61
536	OceanFirst Financial Corp.	7
3,677	Ocwen Financial Corp. (a)	37
1,781	Oritani Financial Corp.	18
2,663	Provident Financial Services, Inc.	33
1,904	Provident New York Bancorp	16
6,076	Radian Group, Inc.	47
489	Rockville Financial, Inc.	6
281	Roma Financial Corp.	3
565	Territorial Bancorp, Inc.	9
6,403	The PMI Group, Inc. (a)	23
3,633	TrustCo Bank Corp.	20
822	United Financial Bancorp, Inc.	11
560	ViewPoint Financial Group, Inc.	5
406	Waterstone Financial, Inc. (a)	2
1,157	Westfield Financial, Inc.	9
210	WSFS Financial Corp.	8

		722

	Tobacco — 0.07%
4,431	Alliance One International, Inc. (a)	18
1,152	Universal Corp.	46
840	Vector Group Ltd.	16

		80

	Trading Companies & Distributors — 0.15%
869	Aceto Corp.	6
2,112	Aircastle Ltd.	18
1,420	H&E Equipment Services, Inc. (a)	11
1,431	Interline Brands, Inc. (a)	26
601	Kaman Corp.	16
240	Lawson Products, Inc.	4
2,500	RSC Holdings, Inc. (a)	18
1,621	Rush Enterprises, Inc., Class - A (a)	25
606	TAL International Group, Inc.	15
441	Titan Machinery, Inc. (a)	7
2,688	United Rentals, Inc. (a)	40

		186

	Trucking — 0.12%
388	AMERCO, Inc. (a)	31
1,232	Arkansas Best Corp.	30
243	Celadon Group, Inc. (a)	3
700	Marten Transport Ltd.	16
283	Old Dominion Freight Line, Inc. (a)	7
300	P.A.M. Transportation Services, Inc. (a)	4
20	Patriot Transportation Holding, Inc. (a)	2
675	Saia, Inc. (a)	10
324	Universal Truckload Services, Inc. (a)	5
421	USA Truck, Inc. (a)	6
1,722	Werner Enterprises, Inc.	35

		149

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Water Utilities — 0.09%
876	American States Water Co.	$31
365	Artesian Resources Corp., Class - A	7
935	California Water Service Group	35
285	Connecticut Water Service, Inc.	7
566	Consolidated Water Co. Ltd.	5
687	Middlesex Water Co.	12
524	SJW Corp.	13
404	The York Water Co.	6

		116

	Wireless Telecommunication Services — 0.02%
2,400	FiberTower Corp. (a)	10
1,700	ICO Global Communications (Holdings) Ltd. (a)	3
522	USA Mobility, Inc.	8

		21

	Total SSgA Funds Management, Inc.	23,683

	Sterling Johnston Capital Management, L.P. — 17.36%
	Aerospace & Defense — 0.91%
11,450	DigitalGlobe, Inc. (a)	348
7,230	HEICO Corp.	330
5,880	Triumph Group, Inc.	439

		1,117

	Apparel Retail — 0.57%
14,273	AnnTaylor Stores Corp. (a)	289
8,550	The Children’s Place Retail Stores, Inc. (a)	417

		706

	Apparel, Accessories & Luxury Goods — 0.18%
3,850	Columbia Sportswear Co.	225

	Application Software — 1.32%
9,000	Longtop Financial Technologies Ltd. - Sponsored ADR (a)	354
27,000	Mentor Graphics Corp. (a)	285
9,300	NetScout Systems, Inc. (a)	191
20,613	SuccessFactors, Inc. (a)	518
9,450	Taleo Corp., Class - A (a)	274

		1,622

	Auto Parts & Equipment — 0.36%
36,250	Dana Holding Corp. (a)	447

	Commodity Chemicals — 0.10%
5,100	TPC Group, Inc. (a)	121

	Communications Equipment — 1.10%
47,000	Brocade Communications Systems, Inc. (a)	274
17,450	Finisar Corp. (a)	328
8,000	NETGEAR, Inc. (a)	216
9,838	Riverbed Technology, Inc. (a)	448
43,150	UTStarcom, Inc. (a)	94

		1,360

	Construction & Engineering — 0.18%
9,050	Chicago Bridge & Iron Co. NV (a)	221

	Construction & Farm Machinery & Heavy Trucks — 0.24%
3,400	NACCO Industries, Inc., Class - A	297

	Data Processing & Outsourced Services — 0.44%
6,450	hiSoft Technology International Ltd. - Sponsored ADR (a)	158

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services (continued)
12,250	VeriFone Systems, Inc. (a)	$381

		539

	Department Stores — 0.14%
19,450	Saks, Inc. (a)	167

	Diversified Metals & Mining — 0.50%
14,800	Globe Specialty Metals, Inc. (a)	208
13,408	RTI International Metals, Inc. (a)	410

		618

	Diversified Support Services — 0.18%
15,300	Interface, Inc., Class - A	218

	Electrical Components & Equipment — 1.01%
8,500	Baldor Electric Co.	343
14,269	EnerSys (a)	356
6,350	II-VI, Inc. (a)	237
9,300	Woodward Governor Co.	302

		1,238

	Electronic Equipment & Instruments — 0.20%
10,300	Universal Display Corp. (a)	242

	Footwear — 0.30%
9,025	Steven Madden Ltd. (a)	371

	General Merchandise Stores — 0.16%
17,200	Fred’s, Inc., Class - A	203

	Health Care Equipment — 1.17%
26,900	DexCom, Inc. (a)	356
19,700	Natus Medical, Inc. (a)	287
13,325	SonoSite, Inc. (a)	446
10,900	Zoll Medical Corp. (a)	352

		1,441

	Heavy Electrical Equipment — 0.25%
81,400	Satcon Technology Corp. (a)	306

	Industrial Machinery — 0.59%
13,000	Kennametal, Inc.	402
4,466	Nordson Corp.	329

		731

	Internet Retail — 0.37%
17,342	Shutterfly, Inc. (a)	451

	Internet Software & Services — 1.08%
14,400	Ancestry.com, Inc. (a)	328
23,800	Ixia (a)	295
26,900	LivePerson, Inc. (a)	226
19,000	LoopNet, Inc. (a)	225
19,401	ValueClick, Inc. (a)	254

		1,328

	IT Consulting & Other Services — 0.50%
14,500	RightNow Technologies, Inc. (a)	285
27,800	Sapient Corp.	333

		618

	Oil & Gas Equipment & Services — 0.60%
3,500	CARBO Ceramics, Inc.	283
11,963	Complete Production Services, Inc. (a)	245
8,250	T-3 Energy Services, Inc. (a)	216

		744

	Oil & Gas Exploration & Production — 0.61%
9,400	Oasis Petroleum, Inc. (a)	182
14,150	Rosetta Resources, Inc. (a)	332
12,000	Venoco, Inc. (a)	236

		750

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Pharmaceuticals — 1.07%
30,500	Akorn, Inc. (a)	$123
34,082	Nektar Therapeutics (a)	504
35,200	Questcor Pharmaceuticals, Inc. (a)	349
22,738	ViroPharma, Inc. (a)	339

		1,315

	Real Estate Services — 0.29%
11,313	Altisource Portfolio Solutions SA (a)	352

	Restaurants — 0.16%
14,150	Texas Roadhouse, Inc., Class - A (a)	199

	Security & Alarm Services — 0.31%
9,383	GeoEye, Inc. (a)	380

	Semiconductor Equipment — 0.22%
16,650	Oclaro, Inc. (a)	267

	Semiconductors — 0.85%
15,250	EZchip Semiconductor, Ltd. (a)	385
13,450	OmniVision Technologies, Inc. (a)	310
28,613	TriQuint Semiconductor, Inc. (a)	275
3,350	Volterra Semiconductor Corp. (a)	72

		1,042

	Specialized Finance — 0.06%
4,300	Encore Capital Group, Inc. (a)	77

	Specialty Chemicals — 0.26%
26,872	PolyOne Corp. (a)	325

	Specialty Stores — 0.42%
7,397	Jo-Ann Stores, Inc. (a)	330
6,550	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	191

		521

	Steel — 0.18%
6,500	Carpenter Technology Corp.	219

	Systems Software — 0.22%
11,100	Fortinet, Inc. (a)	278

	Trading Companies & Distributors — 0.26%
13,100	TAL International Group, Inc.	317

	Total Sterling Johnston Capital Management, L.P.	21,373

	Total Common Stocks	121,026

	Preferred Stocks — 0.04%
	Pzena Investment Management, LLC — 0.04%
	Home Furnishings — 0.04%
606	Sealy Corp. (a)	43

	Total Preferred Stocks	43

	U.S. Treasury Obligations — 0.03%
	SSgA Funds Management, Inc. — 0.03%
$10	U.S. Treasury Bills, 0.15%, 11/18/10 (b)(c)	10
30	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(c)	30

	Total U.S. Treasury Obligations	40

	Time Deposits — 1.43%
	Frontier Capital Management Company, LLC — 0.12%
152	State Street Liquidity Management Control System, 0.01%, 10/1/10	152

Shares or Principal Amount (000)	Security Description	Value (000)
	IronBridge Capital Management LP — 0.63%
$777	State Street Liquidity Management Control System, 0.01%, 10/1/10	$777

	Pzena Investment Management, LLC — 0.17%
204	State Street Liquidity Management Control System, 0.01%, 10/1/10	204
	Sterling Johnston Capital Management, L.P. — 0.51%
622	State Street Liquidity Management Control System, 0.01%, 10/1/10	622

	Total Time Deposits	1,755

	Mutual Funds — 0.15%
	SSgA Funds Management, Inc. — 0.15%
182,809	Alliance Money Market Fund Prime Portfolio, 0.15% (d)	183
406	Kayne Anderson Energy Development Fund	6

	Total Mutual Funds	189

	Total Investments (cost $110,923) — 99.93%	123,053
	Other assets in excess of liabilities — 0.07%	92

	Net Assets — 100.00%	$123,145

Amounts designated as “ - ” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	- American Depositary Receipt
REITs	- Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	Russell 2000 Mini Future	$202	Dec-10	$13

	Net Unrealized Appreciation/(Depreciation)			$13

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.09%
	Frontier Capital Management Company, LLC — 18.58%
	Aerospace & Defense — 0.42%
5,716	Goodrich Corp.	$421
16,387	Orbital Sciences Corp. (a)	251
30,403	Taser International, Inc. (a)	118

		790

	Air Freight & Logistics — 0.16%
10,448	Hub Group, Inc., Class - A (a)	306

	Airlines — 0.26%
2,900	Alaska Air Group, Inc. (a)	148
12,300	AMR Corp. (a)	77
27,400	JetBlue Airways Corp. (a)	183
3,500	UAL Corp. (a)	83

		491

	Alternative Carriers — 0.18%
47,728	Premiere Global Services, Inc. (a)	338

	Apparel Retail — 0.22%
39,635	Chico’s FAS, Inc.	417

	Application Software — 0.66%
23,352	Amdocs Ltd. (a)	669
6,710	Manhattan Associates, Inc. (a)	197
5,800	Motricity, Inc. (a)	70
13,100	Sonic Solutions (a)	149
17,045	TiVo, Inc. (a)	154

		1,239

	Asset Management & Custody Banks — 0.17%
11,593	Waddell & Reed Financial, Inc., Class - A	317

	Auto Parts & Equipment — 0.36%
5,404	Autoliv, Inc.	353
6,052	Gentex Corp.	118
4,775	WABCO Holdings, Inc. (a)	200

		671

	Biotechnology — 0.18%
8,843	BioMarin Pharmaceutical, Inc. (a)	198
26,727	Nanosphere, Inc. (a)	134

		332

	Coal & Consumable Fuels — 0.20%
6,548	CONSOL Energy, Inc.	242
4,053	Massey Energy Co.	126

		368

	Communications Equipment — 0.45%
5,194	ADTRAN, Inc.	183
8,050	Anaren, Inc. (a)	135
23,556	Arris Group, Inc. (a)	230
5,083	Ciena Corp. (a)	79
9,296	CommScope, Inc. (a)	221

		848

	Computer Hardware — 0.25%
18,788	Avid Technology, Inc. (a)	246
7,300	Diebold, Inc.	227

		473

	Computer Storage & Peripherals — 0.24%
7,154	Seagate Technology PLC (a)	84
12,796	Western Digital Corp. (a)	364

		448

	Construction & Engineering — 0.60%
14,888	Chicago Bridge & Iron Co. NV (a)	364
5,755	Fluor Corp.	285

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
8,406	Foster Wheeler AG (a)	$206
3,820	Jacobs Engineering Group, Inc. (a)	148
5,935	Quanta Services, Inc. (a)	113

		1,116

	Construction & Farm Machinery & Heavy Trucks — 0.12%
5,311	Navistar International Corp. (a)	232

	Consumer Electronics — 0.17%
9,534	Harman International Industries, Inc. (a)	319

	Data Processing & Outsourced Services — 0.07%
3,133	Global Payments, Inc.	134

	Distributors — 0.05%
4,436	LKQ Corp. (a)	92

	Diversified Chemicals — 0.36%
13,145	Cabot Corp.	428
3,703	FMC Corp.	253

		681

	Diversified Metals & Mining — 0.16%
5,071	Brush Engineered Materials, Inc. (a)	144
5,129	RTI International Metals, Inc. (a)	157

		301

	Diversified Support Services — 0.06%
5,110	Ritchie Bros. Auctioneers, Inc.	106

	Electrical Components & Equipment — 0.61%
6,184	A.O. Smith Corp.	358
17,477	Belden, Inc.	461
1,987	Franklin Electric Co., Inc.	66
3,696	Hubbell, Inc., Class - B	187
1,941	Thomas & Betts Corp. (a)	80

		1,152

	Electronic Components — 0.55%
9,159	DTS, Inc. (a)	349
21,462	Rogers Corp. (a)	676

		1,025

	Electronic Equipment & Instruments — 0.29%
7,757	Cognex Corp.	208
3,596	Itron, Inc. (a)	220
3,000	OSI Systems, Inc. (a)	109

		537

	Electronic Manufacturing Services — 0.25%
45,895	Flextronics International Ltd. (a)	277
12,675	Jabil Circuit, Inc.	183

		460

	Environmental & Facilities Services — 0.33%
4,926	Clean Harbors, Inc. (a)	334
9,112	Republic Services, Inc., Class - A	278

		612

	General Merchandise Stores — 0.18%
7,031	Dollar Tree, Inc. (a)	343

	Health Care Equipment — 0.87%
3,800	Beckman Coulter, Inc.	185
1,700	CONMED Corp. (a)	38
52,361	DexCom, Inc. (a)	692
38,313	Insulet Corp. (a)	542
17,784	Syneron Medical Ltd. (a)	177

		1,634

	Health Care Facilities — 0.08%
6,700	VCA Antech, Inc. (a)	141

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Services — 0.27%
7,027	Catalyst Health Solutions, Inc. (a)	$248
4,960	Mednax, Inc. (a)	264

		512

	Health Care Supplies — 0.42%
17,167	The Cooper Cos., Inc.	793

	Health Care Technology — 0.11%
6,300	athenahealth, Inc. (a)	208

	Industrial Conglomerates — 0.06%
3,575	Carlisle Cos., Inc.	107

	Industrial Machinery — 0.50%
14,802	Albany International Corp., Class - A	280
5,088	Kadant, Inc. (a)	96
7,412	Kaydon Corp.	257
5,425	Pall Corp.	226
2,332	Pentair, Inc.	78

		937

	Insurance Brokers — 0.16%
9,589	Willis Group Holdings PLC	296

	Integrated Oil & Gas — 0.18%
4,837	Interoil Corp. (a)	331

	Internet Software & Services — 0.65%
27,034	Cognet Communications Group, Inc. (a)	256
5,080	comScore, Inc. (a)	119
7,700	Constant Contact, Inc. (a)	165
2,000	Equinix, Inc. (a)	205
13,100	Monster Worldwide, Inc. (a)	170
12,900	QuinStreet, Inc. (a)	194
3,500	VeriSign, Inc. (a)	111

		1,220

	Investment Banking & Brokerage — 0.17%
17,981	GFI Group, Inc.	83
9,438	Raymond James Financial, Inc.	239

		322

	IT Consulting & Other Services — 0.03%
12,771	Ness Technologies, Inc. (a)	57

	Life Sciences Tools & Services — 0.49%
9,650	ICON PLC - Sponsored ADR (a)	209
7,552	Illumina, Inc. (a)	371
5,943	Pharmaceutical Product Development, Inc.	147
10,643	QIAGEN NV (a)	189

		916

	Marine — 0.06%
2,823	Kirby Corp. (a)	113

	Metal & Glass Containers — 0.56%
36,541	Crown Holdings, Inc. (a)	1,047

	Mortgage REITs — 0.37%
26,848	Annaly Capital Management, Inc.	472
54,850	Chimera Investment Corp.	217

		689

	Oil & Gas Drilling — 0.13%
7,030	Noble Corp.	238

	Oil & Gas Equipment & Services — 0.43%
3,402	Core Laboratories NV	300
6,991	Dril-Quip, Inc. (a)	434
8,500	Willbros Group, Inc. (a)	78

		812

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 0.33%
6,593	Cabot Oil & Gas Corp., Class - A	$198
5,404	Continental Resources, Inc. (a)	251
10,800	Denbury Resources, Inc. (a)	172

		621

	Oil & Gas Refining & Marketing — 0.31%
19,919	Rex Energy Corp. (a)	255
12,633	World Fuel Services Corp.	329

		584

	Packaged Foods & Meats — 0.06%
7,141	Smithfield Foods, Inc. (a)	120

	Paper Packaging — 0.10%
7,897	Packaging Corp. of America	183

	Paper Products — 0.07%
8,369	Neenah Paper, Inc.	127

	Personal Products — 0.04%
2,586	Nu Skin Enterprises, Inc., Class - A	74

	Pharmaceuticals — 0.09%
2,751	Perrigo Co.	177

	Precious Metals & Minerals — 0.06%
17,019	Hecla Mining Co. (a)	108

	Property & Casualty Insurance — 0.19%
13,451	W.R. Berkley Corp.	364

	Railroads — 0.12%
5,888	Kansas City Southern Industries, Inc. (a)	220

	Regional Banks — 0.26%
92,264	CapitalSource, Inc.	493

	Reinsurance — 0.17%
3,714	Everest Re Group Ltd.	321

	Restaurants — 0.06%
4,216	The Cheesecake Factory, Inc. (a)	112

	Semiconductor Equipment — 0.38%
11,494	ATMI, Inc. (a)	171
6,353	Cabot Microelectronics Corp. (a)	205
8,936	Cymer, Inc. (a)	331

		707

	Semiconductors — 1.77%
14,644	Actel Corp. (a)	234
11,544	Altera Corp.	348
10,296	Fairchild Semiconductor International, Inc. (a)	97
33,949	Integrated Device Technology, Inc. (a)	199
14,628	International Rectifier Corp. (a)	308
14,452	Maxim Integrated Products, Inc.	268
11,966	Microsemi Corp. (a)	205
12,830	Monolithic Power Systems, Inc. (a)	210
11,165	National Semiconductor Corp.	143
23,816	PMC-Sierra, Inc. (a)	175
1,400	Power Integrations, Inc.	44
4,753	Silicon Laboratories, Inc. (a)	174
43,966	Skyworks Solutions, Inc. (a)	909

		3,314

	Specialized Consumer Services — 0.19%
9,851	Sotheby’s	363

	Specialty Chemicals — 0.22%
8,802	Albemarle Corp.	412

	Specialty Stores — 0.07%
3,212	Tractor Supply Co.	127

	Systems Software — 0.15%
2,200	Ariba, Inc. (a)	42

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Systems Software (continued)
4,584	Rovi Corp. (a)	$231

		273

	Trading Companies & Distributors — 0.18%
6,012	Watsco, Inc.	335

	Trucking — 0.13%
6,367	Landstar System, Inc.	246

	Wireless Telecommunication Services — 0.54%
24,296	MetroPCS Communications, Inc. (a)	254
11,127	NII Holdings, Inc., Class - B (a)	457
5,500	SBA Communications Corp., Class - A (a)	222
3,200	Syniverse Holdings, Inc. (a)	73

		1,006

	Total Frontier Capital Management Company, LLC	34,808

	IronBridge Capital Management LP — 23.31%
	Aerospace & Defense — 0.89%
7,818	Esterline Technologies Corp. (a)	447
11,997	Moog, Inc., Class - A (a)	426
22,695	Orbital Sciences Corp. (a)	347
6,082	Triumph Group, Inc.	454

		1,674

	Agricultural Products — 0.30%
15,149	Corn Products International, Inc.	568

	Apparel Retail — 0.37%
16,392	The Buckle, Inc.	435
5,854	Under Armour, Inc., Class - A (a)	264

		699

	Application Software — 0.57%
9,764	Informatica Corp. (a)	375
12,683	Jack Henry & Associates, Inc.	323
18,400	Parametric Technology Corp. (a)	360

		1,058

	Asset Management & Custody Banks — 0.14%
9,588	Waddell & Reed Financial, Inc., Class - A	262

	Biotechnology — 0.44%
12,286	Cepheid, Inc. (a)	230
10,424	Isis Pharmaceuticals, Inc. (a)	87
13,647	Martek Biosciences Corp. (a)	309
16,451	Metabolix, Inc. (a)	207

		833

	Building Products — 0.23%
10,736	Apogee Enterprises, Inc.	98
11,467	Universal Forest Products, Inc.	336

		434

	Casinos & Gaming — 0.22%
10,814	WMS Industries, Inc. (a)	412

	Commodity Chemicals — 0.27%
14,698	Methanex Corp.	360
1,254	NewMarket Corp.	143

		503

	Communications Equipment — 0.54%
11,776	Polycom, Inc. (a)	321
8,985	Riverbed Technology, Inc. (a)	410
21,791	Tekelec (a)	282

		1,013

Shares	Security Description	Value (000)
	Computer Storage & Peripherals — 0.26%
17,528	Synaptics, Inc. (a)	$493

	Construction & Engineering — 0.35%
12,369	Insituform Technologies, Inc., Class - A (a)	299
34,885	MasTec, Inc. (a)	360

		659

	Construction & Farm Machinery & Heavy Trucks — 0.22%
14,269	Astec Industries, Inc. (a)	407

	Consumer Electronics — 0.05%
4,039	Universal Electronics, Inc. (a)	84

	Diversified Chemicals — 0.45%
10,627	Cabot Corp.	346
7,267	FMC Corp.	497

		843

	Education Services — 0.32%
7,938	K12, Inc. (a)	230
2,147	Strayer Education, Inc.	375

		605

	Electric Utilities — 0.14%
4,102	ITC Holdings Corp.	255

	Electrical Components & Equipment — 0.69%
3,845	A.O. Smith Corp.	223
6,316	American Superconductor Corp. (a)	196
13,387	GrafTech International Ltd. (a)	209
16,056	Thomas & Betts Corp. (a)	659

		1,287

	Electronic Components — 0.06%
2,650	Littelfuse, Inc. (a)	116

	Electronic Equipment & Instruments — 0.49%
3,749	Itron, Inc. (a)	230
13,758	National Instruments Corp.	449
9,752	Rofin-Sinar Technologies, Inc. (a)	247

		926

	Electronic Manufacturing Services — 0.36%
48,260	Celestica, Inc. (a)	407
7,797	Trimble Navigation Ltd. (a)	273

		680

	Environmental & Facilities Services — 0.15%
13,828	Tetra Tech, Inc. (a)	290

	Footwear — 0.46%
11,690	Deckers Outdoor Corp. (a)	584
9,320	Wolverine World Wide, Inc.	270

		854

	Gas Utilities — 0.54%
11,486	AGL Resources, Inc.	441
20,065	UGI Corp.	574

		1,015

	General Merchandise Stores — 0.41%
9,650	Big Lots, Inc. (a)	321
38,657	Fred’s, Inc., Class - A	456

		777

	Health Care Distributors — 0.61%
5,870	MWI Veterinary Supply, Inc. (a)	339
28,506	Owens & Minor, Inc.	811

		1,150

	Health Care Equipment — 0.58%
4,640	Gen-Probe, Inc. (a)	225
3,840	IDEXX Laboratories, Inc. (a)	237

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Health Care Equipment (continued)
6,160	Sirona Dental Systems, Inc. (a)	$222
12,297	Zoll Medical Corp. (a)	397

		1,081

	Health Care Facilities — 0.30%
16,259	LifePoint Hospitals, Inc. (a)	570

	Health Care Technology — 0.25%
5,528	Cerner Corp. (a)	464

	Homebuilding — 0.18%
30,033	KB Home	340

	Household Appliances — 0.13%
5,154	Snap-on, Inc.	240

	Housewares & Specialties — 0.25%
10,156	Tupperware Brands Corp.	465

	Hypermarkets & Super Centers — 0.23%
10,600	BJ’s Wholesale Club, Inc. (a)	440

	Industrial Machinery — 0.36%
6,823	IDEX Corp.	242
4,116	Lincoln Electric Holdings, Inc.	238
2,680	Valmont Industries, Inc.	194

		674

	Investment Banking & Brokerage — 0.59%
17,684	Jefferies Group, Inc.	401
21,987	Knight Capital Group, Inc., Class - A (a)	273
9,137	Stifel Financial Corp. (a)	423

		1,097

	Leisure Products — 0.25%
31,627	Callaway Golf Co.	222
46,037	Leapfrog Enterprises, Inc. (a)	252

		474

	Life Sciences Tools & Services — 0.73%
31,616	Bruker Corp. (a)	444
3,137	Dionex Corp. (a)	271
20,184	Exelixis, Inc. (a)	79
4,436	Illumina, Inc. (a)	218
21,848	Luminex Corp. (a)	350

		1,362

	Marine — 0.32%
16,945	Alexander & Baldwin, Inc.	590

	Metal & Glass Containers — 0.43%
17,662	AptarGroup, Inc.	807

	Mortgage REITs — 0.23%
30,131	Redwood Trust, Inc.	436

	Multi-line Insurance — 0.26%
15,689	American Financial Group, Inc.	480

	Multi-Sector Holdings — 0.10%
5,950	PICO Holdings, Inc. (a)	178

	Multi-Utilities — 0.32%
19,212	Black Hills Corp.	599

	Office REITs — 0.48%
6,355	Alexandria Real Estate Equities, Inc.	445
12,013	Corporate Office Properties	448

		893

	Oil & Gas Drilling — 0.39%
11,708	Atwood Oceanics, Inc. (a)	357
10,194	Unit Corp. (a)	380

		737

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services — 0.28%
13,040	Superior Energy Services, Inc. (a)	$348
13,954	Tesco Corp. (a)	168

		516

	Oil & Gas Exploration & Production — 0.24%
15,866	Swift Energy Co. (a)	446

	Oil & Gas Refining & Marketing — 0.12%
8,710	World Fuel Services Corp.	227

	Oil & Gas Storage & Transportation — 0.23%
18,164	Southern Union Co.	437

	Paper Products — 0.07%
15,861	Wausau Paper Corp. (a)	131

	Property & Casualty Insurance — 0.82%
2,830	Alleghany Corp. (a)	858
13,101	Argo Group International Holdings Ltd.	455
19,571	Stewart Information Services Corp.	221

		1,534

	Regional Banks — 1.40%
16,563	Columbia Banking System, Inc.	325
13,154	Cullen/Frost Bankers, Inc.	709
33,456	First Midwest Bancorp, Inc.	386
8,916	IBERIABANK Corp.	446
54,787	National Penn Bancshares, Inc.	342
25,484	TCF Financial Corp.	412

		2,620

	Residential REITs — 0.41%
13,270	Mid-America Apartment Communities, Inc.	773

	Restaurants — 0.06%
318	Biglari Holdings, Inc. (a)	105

	Semiconductor Equipment — 0.11%
7,062	Varian Semiconductor Equipment Associates, Inc. (a)	203

	Semiconductors — 1.11%
7,983	Atheros Communications, Inc. (a)	210
44,747	Cypress Semiconductor Corp. (a)	563
18,332	Semtech Corp. (a)	370
26,876	Skyworks Solutions, Inc. (a)	556
16,340	Standard Microsystems Corp. (a)	373

		2,072

	Specialized Consumer Services — 0.12%
5,290	Coinstar, Inc. (a)	227

	Specialized Finance — 0.17%
27,973	Fifth Street Finance Corp.	312

	Specialized REITs — 0.18%
9,961	Potlatch Corp.	339

	Specialty Chemicals — 0.57%
7,626	Arch Chemicals, Inc.	267
5,235	Lubrizol Corp.	555
4,211	Minerals Technologies, Inc.	248

		1,070

	Specialty Stores — 0.36%
17,156	Tractor Supply Co.	680

	Steel — 0.17%
9,648	Carpenter Technology Corp.	325

	Systems Software — 0.32%
13,367	Progress Software Corp. (a)	443
	Systems Software (continued)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
41,999	TeleCommunication Systems, Inc., Class - A (a)	$164

		607

	Technology Distributors — 0.18%
11,806	ScanSource, Inc. (a)	328

	Thrifts & Mortgage Finance — 0.18%
27,203	Provident Financial Services, Inc.	336

	Trading Companies & Distributors — 0.30%
10,998	Applied Industrial Technologies, Inc.	337
7,622	GATX Corp.	223

		560

	Total IronBridge Capital Management LP	43,672

	Pzena Investment Management, LLC — 17.28%
	Advertising — 0.68%
108,632	Harte-Hanks, Inc.	1,268

	Aerospace & Defense — 0.27%
16,500	Curtiss-Wright Corp.	500

	Apparel, Accessories & Luxury Goods — 0.64%
61,050	Jones Apparel Group, Inc.	1,199

	Building Products — 0.50%
53,700	Griffon Corp. (a)	654
23,800	NCI Building Systems, Inc. (a)	227
3,250	Trex Co., Inc. (a)	62

		943

	Communications Equipment — 0.41%
22,700	Plantronics, Inc.	767

	Computer & Electronics Retail — 0.27%
22,400	Rent-A-Center, Inc.	501

	Construction & Engineering — 0.07%
18,400	Pike Electric Corp. (a)	134

	Data Processing & Outsourced Services — 0.25%
31,350	Heartland Payment Systems, Inc.	477

	Diversified Support Services — 0.43%
41,800	Viad Corp.	808

	Electric Utilities — 0.40%
36,600	Portland General Electric Co.	742

	Electrical Components & Equipment — 0.56%
36,200	Brady Corp., Class - A	1,056

	Electronic Equipment & Instruments — 0.50%
30,000	MTS Systems Corp.	930

	Health Care Equipment — 0.41%
34,000	CONMED Corp. (a)	762

	Health Care Services — 0.35%
12,200	MEDNAX, Inc. (a)	650

	Health Care Supplies — 0.46%
43,600	Immucor, Inc. (a)	865

	Home Furnishings — 0.45%
345,925	Sealy Corp. (a)	844

	Industrial Machinery — 1.34%
67,100	Blount International, Inc. (a)	854
30,425	CIRCOR International, Inc.	962
22,200	Graco, Inc.	704

		2,520

	Insurance Brokers — 0.51%
36,125	Arthur J. Gallagher & Co.	953

Shares	Security Description	Value (000)
	Life & Health Insurance — 1.40%
92,857	American Equity Investment Life Holding Co.	$951
85,600	CNO Financial Group, Inc. (a)	474
35,100	Delphi Financial Group, Inc., Class - A	877
15,700	Primerica, Inc.	319

		2,621

	Multi-Utilities — 0.43%
70,400	PNM Resources, Inc.	802

	Office Services & Supplies — 0.30%
71,488	American Reprographics Co. (a)	561

	Property & Casualty Insurance — 1.01%
33,427	Argo Group International Holdings Ltd.	1,161
23,325	First American Financial Corp.	349
24,436	Global Indemnity PLC (a)	392

		1,902

	Publishing — 0.45%
24,700	Valassis Communications, Inc. (a)	837

	Real Estate Operating Companies — 0.30%
51,850	MI Developments, Inc., Class - A	569

	Regional Banks — 1.51%
15,461	Chemical Financial Corp.	319
103,827	Nara Bancorp, Inc. (a)	733
124,000	National Penn Bancshares, Inc.	775
49,374	Popular, Inc. (a)	143
48,500	Webster Financial Corp.	852

		2,822

	Semiconductors — 0.97%
59,900	Diodes, Inc. (a)	1,024
102,891	Zoran Corp. (a)	786

		1,810

	Specialized Consumer Services — 0.28%
28,000	Regis Corp.	536

	Specialized Finance — 0.51%
45,100	PHH Corp. (a)	950

	Specialized REITs — 0.54%
106,700	DiamondRock Hospitality Co.	1,012

	Technology Distributors — 0.72%
41,215	Insight Enterprises, Inc. (a)	645
17,700	Tech Data Corp. (a)	713

		1,358

	Thrifts & Mortgage Finance — 0.36%
18,000	WSFS Financial Corp.	675

	Total Pzena Investment Management, LLC	32,374

	SSgA Funds Management, Inc. — 20.44%
	Aerospace & Defense — 0.44%
2,898	AAR Corp. (a)	54
500	Applied Signal Technology, Inc.	12
132	Astronics Corp. (a)	2
1,913	Ceradyne, Inc. (a)	45
700	Cubic Corp.	29
3,342	Curtiss-Wright Corp.	101
854	Ducommun, Inc.	19
2,183	Esterline Technologies Corp. (a)	125
3,800	GenCorp, Inc. (a)	19
100	Global Defense Technology & Systems, Inc. (a)	1
926	Herley Industries, Inc. (a)	15
1,200	Hexcel Corp. (a)	21

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
1,100	Kratos Defense & Security Solutions, Inc. (a)	$12
1,190	Ladish Co., Inc. (a)	37
645	LMI Aerospace, Inc. (a)	10
3,225	Moog, Inc., Class - A (a)	114
2,400	Orbital Sciences Corp. (a)	37
1,857	Teledyne Technologies, Inc. (a)	74
1,242	Triumph Group, Inc.	93

		820

	Agricultural Products — 0.04%
113	Alico, Inc.	3
1,500	Darling International, Inc. (a)	13
2,817	Fresh Del Monte Produce, Inc. (a)	61
211	Griffin Land & Nurseries, Inc.	5

		82

	Air Freight & Logistics — 0.07%
3,721	Air Transport Services Group, Inc. (a)	22
1,848	Atlas Air Worldwide Holdings, Inc. (a)	93
510	Dynamex, Inc. (a)	8

		123

	Airlines — 0.28%
9,700	Airtran Holdings, Inc. (a)	71
2,469	Alaska Air Group, Inc. (a)	126
2,700	Hawaiian Holdings, Inc. (a)	16
17,849	JetBlue Airways Corp. (a)	120
1,300	Pinnacle Airlines Corp. (a)	7
2,590	Republic Airways Holdings, Inc. (a)	22
3,944	SkyWest, Inc.	55
11,803	US Airways Group, Inc. (a)	109

		526

	Alternative Carriers — 0.05%
791	Global Crossing Ltd. (a)	10
4,800	Globalstar, Inc. (a)	8
2,300	Iridium Communications, Inc. (a)	20
2,800	PAETEC Holding Corp. (a)	12
4,160	Premiere Global Services, Inc. (a)	29
4,200	Vonage Holdings Corp. (a)	11

		90

	Aluminum — 0.06%
4,734	Century Aluminum Co. (a)	62
1,067	Kaiser Aluminum Corp.	46

		108

	Apparel Retail — 0.21%
1,800	bebe stores, Inc.	13
974	Brown Shoe Co., Inc.	11
8,452	Charming Shoppes, Inc. (a)	30
1,040	Christopher & Banks Corp.	8
1,396	Collective Brands, Inc. (a)	23
1,501	Genesco, Inc. (a)	45
1,740	Hot Topic, Inc.	10
1,498	New York & Co., Inc. (a)	4
4,815	Pacific Sunwear of California, Inc. (a)	25
613	Shoe Carnival, Inc. (a)	12
2,779	Stage Stores, Inc.	36
1,133	Stein Mart, Inc. (a)	10
146	The Buckle, Inc.	4
200	The Children’s Place Retail Stores, Inc. (a)	10
280	The Dress Barn, Inc. (a)	7
2,484	The Finish Line, Inc., Class - A	35

Shares	Security Description	Value (000)
	Apparel Retail (continued)
3,865	The Men’s Wearhouse, Inc.	$92
601	The Talbots, Inc. (a)	8
1,900	Wet Seal, Inc., Class - A (a)	6

		389

	Apparel, Accessories & Luxury Goods — 0.16%
2,000	American Apparel, Inc. (a)	2
786	Columbia Sportswear Co.	46
400	Delta Apparel, Inc. (a)	6
6,370	Jones Apparel Group, Inc.	125
369	Kenneth Cole Productions, Inc., Class - A (a)	6
1,154	Movado Group, Inc. (a)	13
602	Perry Ellis International, Inc. (a)	13
9,762	Quiksilver, Inc. (a)	38
993	UniFirst Corp.	44

		293

	Application Software — 0.13%
66	Deltek, Inc. (a)	1
1,249	Epicor Software Corp. (a)	11
2,100	EPIQ Systems, Inc.	26
278	ePlus, Inc. (a)	6
3,081	Fair Isaac Corp.	76
2,458	JDA Software Group, Inc. (a)	62
4,210	Mentor Graphics Corp. (a)	44
381	Quest Software, Inc. (a)	9
600	RealD, Inc. (a)	11
500	Smith Micro Software, Inc. (a)	5

		251

	Asset Management & Custody Banks — 0.38%
24,705	American Capital Ltd. (a)	144
14,053	Apollo Investment Corp.	144
500	Arlington Asset Investment Corp., Class - A	12
137	Artio Global Investors, Inc.	2
4,870	BlackRock Kelso Capital Corp.	56
1,236	Calamos Asset Management, Inc., Class - A	14
212	Capital Southwest Corp.	19
203	Cohen & Steers, Inc.	4
132	Epoch Holding Corp.	2
212	GAMCO Investors, Inc., Class - A	8
1,433	Gladstone Capital Corp.	16
1,873	Gladstone Investment Corp.	13
500	Golub Capital BDC LLC	8
1,983	Harris & Harris Group, Inc. (a)	8
2,534	Hercules Technology Growth Capital, Inc.	26
1,035	Main Street Capital Corp.	16
5,261	MCG Capital Corp.	31
1,762	MVC Capital, Inc.	23
1,540	NGP Capital Resources Co.	14
2,401	PennantPark Investment Corp.	25
1,457	Penson Worldwide, Inc. (a)	7
5,350	Prospect Capital Corp.	52
1,277	Safeguard Scientifics, Inc. (a)	16
509	Solar Capital Ltd.	11
2,043	TICC Capital Corp.	21
1,024	Triangle Capital Corp.	16
22	Virtus Investment Partners, Inc. (a)	1
13	Westwood Holdings Group, Inc.	—

		709

	Auto Parts & Equipment — 0.07%
687	Dana Holding Corp. (a)	9
789	Drew Industries, Inc. (a)	16
3,921	Exide Technologies (a)	19

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Auto Parts & Equipment (continued)
100	Fuel Systems Solutions, Inc. (a)	$4
3,311	Modine Manufacturing Co. (a)	43
200	Shiloh Industries, Inc. (a)	2
2,189	Spartan Motors, Inc.	10
1,064	Standard Motor Products, Inc.	11
1,230	Superior Industries International, Inc.	21

		135

	Automotive Retail — 0.08%
291	America’s Car-Mart, Inc. (a)	7
1,357	Group 1 Automotive, Inc. (a)	41
1,371	Lithia Motors, Inc., Class - A	13
1,900	Penske Automotive Group, Inc. (a)	25
2,277	Sonic Automotive, Inc., Class - A (a)	22
3,657	The Pep Boys - Manny, Moe & Jack	39

		147

	Biotechnology — 0.11%
5,000	Alkermes, Inc. (a)	73
5,190	Celera Corp. (a)	35
642	Enzo Biochem, Inc. (a)	2
1,300	Enzon Pharmaceuticals, Inc. (a)	15
714	Infinity Pharmaceuticals, Inc. (a)	4
8,996	Lexicon Pharmaceuticals, Inc. (a)	14
2,317	Martek Biosciences Corp. (a)	52
1,981	Maxygen, Inc. (a)	12
489	Progenics Pharmaceuticals, Inc. (a)	3

		210

	Broadcasting — 0.03%
2,257	Crown Media Holdings, Inc., Class - A (a)	6
1,200	Cumulus Media, Inc., Class - A (a)	3
500	Entercom Communications Corp., Class - A (a)	4
424	Fisher Communications, Inc. (a)	7
3,300	Gray Television, Inc. (a)	7
1,538	LIN TV Corp., Class - A (a)	7
600	Nexstar Broadcasting Group, Inc., Class - A (a)	3
2,200	Radio One, Inc., Class - D (a)	2
2,871	Sinclair Broadcast Group, Inc., Class - A (a)	20

		59

	Building Products — 0.13%
300	Ameresco, Inc., Class-A (a)	4
651	American Woodmark Corp.	12
649	Ameron International Corp.	44
2,142	Apogee Enterprises, Inc.	20
2,624	Builders FirstSource, Inc. (a)	6
2,108	Gibraltar Industries, Inc. (a)	19
3,155	Griffon Corp. (a)	38
1,171	Insteel Industries, Inc.	10
1,700	PGT, Inc. (a)	4
2,089	Quanex Building Products Corp.	36
212	Simpson Manufacturing Co., Inc.	5
1,330	Universal Forest Products, Inc.	39

		237

	Cable & Satellite — 0.01%
182	Knology, Inc. (a)	3
2,763	Mediacom Communications Corp., Class - A (a)	18
982	Outdoor Channel Holdings, Inc. (a)	5

		26

Shares	Security Description	Value (000)
	Casinos & Gaming — 0.07%
3,700	Boyd Gaming Corp. (a)	$27
650	Churchill Downs, Inc.	23
1,000	Isle of Capri Casinos, Inc. (a)	7
445	Monarch Casino & Resort, Inc. (a)	5
1,481	Multimedia Games, Inc. (a)	6
4,207	Pinnacle Entertainment, Inc. (a)	47
2,200	Scientific Games Corp., Class - A (a)	21

		136

	Catalog Retail — 0.00%
1,207	Gaiam, Inc., Class - A	8

	Coal & Consumable Fuels — 0.09%
9,752	International Coal Group, Inc. (a)	52
400	James River Coal Co. (a)	7
5,784	Patriot Coal Corp. (a)	66
8,251	USEC, Inc. (a)	43

		168

	Commercial Printing — 0.04%
739	Bowne & Co., Inc.	8
667	Courier Corp.	10
240	Deluxe Corp.	5
1,405	Ennis, Inc.	25
743	M & F Worldwide Corp. (a)	18
666	Multi-Color Corp.	10

		76

	Commodity Chemicals — 0.08%
2,500	Georgia Gulf Corp. (a)	41
66	Hawkins, Inc.	2
1,183	Innophos Holdings, Inc.	39
466	NL Industries, Inc.	4
1,148	Spartech Corp. (a)	10
500	TPC Group, Inc. (a)	12
1,382	Westlake Chemical Corp.	41

		149

	Communications Equipment — 0.34%
954	ADC Telecommunications, Inc. (a)	12
932	Anaren, Inc. (a)	16
7,533	Arris Group, Inc. (a)	73
4,743	Aviat Networks, Inc. (a)	19
656	Bel Fuse, Inc., Class - B	14
1,800	BigBand Networks, Inc. (a)	5
1,242	Black Box Corp.	40
1,300	Comtech Telecommunications Corp. (a)	35
1,653	Digi International, Inc. (a)	16
1,012	EMS Technologies, Inc. (a)	19
5,990	Emulex Corp. (a)	62
4,468	Extreme Networks, Inc. (a)	14
1,507	Globecomm Systems, Inc. (a)	13
5,297	Harmonic, Inc. (a)	36
200	Hughes Communications, Inc. (a)	5
500	Infinera Corp. (a)	6
923	Oplink Communications, Inc. (a)	18
4,264	Opnext, Inc. (a)	7
1,265	PC-Tel, Inc. (a)	8
8,755	Powerwave Technologies, Inc. (a)	16
892	SeaChange International, Inc. (a)	7
2,499	Sonus Networks, Inc. (a)	9
1,362	Sycamore Networks, Inc.	44
2,927	Symmetricom, Inc. (a)	17
4,132	Tekelec (a)	53
7,804	UTStarcom, Inc. (a)	17
1,500	ViaSat, Inc. (a)	62

		643

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer & Electronics Retail — 0.06%
1,100	FalconStor Software, Inc. (a)	$3
4,824	Rent-A-Center, Inc.	108
455	REX American Resources Corp. (a)	7
174	Systemax, Inc.	2

		120

	Computer Hardware — 0.03%
2,030	Avid Technology, Inc. (a)	27
1,413	Cray, Inc. (a)	9
2,286	Silicon Graphics International Corp. (a)	18

		54

	Computer Storage & Peripherals — 0.06%
3,229	Electronics for Imaging, Inc. (a)	39
1,600	Hutchinson Technology, Inc. (a)	6
2,227	Imation Corp. (a)	21
1,400	Intermec, Inc. (a)	17
937	Intevac, Inc. (a)	9
1,900	Novatel Wireless, Inc. (a)	15
2,300	Quantum Corp. (a)	5
599	Rimage Corp. (a)	10

		122

	Construction & Engineering — 0.23%
400	Argan, Inc. (a)	4
2,860	Dycom Industries, Inc. (a)	28
4,829	EMCOR Group, Inc. (a)	119
323	Furmanite Corp. (a)	2
2,452	Granite Construction, Inc.	56
2,610	Great Lakes Dredge & Dock Co.	15
382	Insituform Technologies, Inc., Class - A (a)	9
1,368	Layne Christensen Co. (a)	35
3,671	MasTec, Inc. (a)	38
500	Michael Baker Corp. (a)	16
1,200	MYR Group, Inc. (a)	20
615	Northwest Pipe Co. (a)	11
1,099	Pike Electric Corp. (a)	8
1,200	Primoris Services Corp.	8
1,285	Sterling Construction Co., Inc. (a)	16
1,914	Tutor Perini Corp. (a)	38

		423

	Construction & Farm Machinery & Heavy Trucks — 0.14%
493	Alamo Group, Inc.	11
593	American Railcar Industries, Inc. (a)	9
1,455	Astec Industries, Inc. (a)	41
621	Cascade Corp.	20
1,700	Commercial Vehicle Group, Inc. (a)	17
800	Douglas Dynamics, Inc.	10
4,613	Federal Signal Corp.	25
802	FreightCar America, Inc.	20
866	Miller Industries, Inc.	12
75	NACCO Industries, Inc., Class - A	6
1,326	The Greenbrier Cos., Inc. (a)	21
2,068	Titan International, Inc.	28
634	Twin Disc, Inc.	9
4,900	Wabash National Corp. (a)	40

		269

	Construction Materials — 0.03%
4,070	Headwaters, Inc. (a)	15
1,511	Texas Industries, Inc.	47

		62

Shares	Security Description	Value (000)
	Consumer Electronics — 0.01%
578	Universal Electronics, Inc. (a)	$12

	Consumer Finance — 0.08%
3,359	Advance America Cash Advance Centers, Inc.	14
1,400	Cash America International, Inc.	49
452	CompuCredit Holdings Corp.	2
200	Ezcorp, Inc., Class - A (a)	4
1,829	Nelnet, Inc., Class - A	42
4,213	The First Marblehead Corp. (a)	10
300	The Student Loan Corp.	9
623	World Acceptance Corp. (a)	27

		157

	Data Processing & Outsourced Services — 0.12%
2,000	Alliance Data Systems Corp. (a)	131
1,259	CSG Systems International, Inc. (a)	23
3,603	Euronet Worldwide, Inc. (a)	65
276	Global Cash Access Holdings, Inc. (a)	1
914	MoneyGram International, Inc. (a)	2
1,637	Online Resources Corp. (a)	7

		229

	Department Stores — 0.09%
3,175	Dillard’s, Inc., Class - A	75
9,967	Saks, Inc. (a)	86
500	The Bon-Ton Stores, Inc. (a)	5

		166

	Distillers & Vintners — 0.00%
600	MGP Ingredients, Inc.	5

	Distributors — 0.02%
1,220	Audiovox Corp., Class - A (a)	8
683	Core-Mark Holding Co., Inc. (a)	21

		29

	Diversified Banks — 0.02%
2,013	Banco Latinoamericano de Comercio Exterior SA, Class - E	29
600	Encore Bancshares, Inc. (a)	4

		33

	Diversified Capital Markets — 0.01%
500	HFF, Inc., Class - A (a)	5
996	JMP Group, Inc.	6

		11

	Diversified Chemicals — 0.03%
2,431	Olin Corp.	49

	Diversified Metals & Mining — 0.14%
1,324	Brush Engineered Materials, Inc. (a)	38
2,787	Horsehead Holding Corp. (a)	28
1,000	Molycorp, Inc. (a)	28
1,894	RTI International Metals, Inc. (a)	58
9,100	Thompson Creek Metals Co., Inc. (a)	98
1,800	U.S. Energy Corp. (a)	8

		258

	Diversified Real Estate Activities — 0.01%
361	Consolidated-Tomoka Land Co.	10
600	Tejon Ranch Co. (a)	13

		23

	Diversified REITs — 0.24%
4,466	CapLease, Inc.	25
5,099	Colonial Properties Trust	83
6,297	Cousins Properties, Inc.	45
1,000	Excel Trust, Inc.	11

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified REITs (continued)
535	Gladstone Commercial Corp.	$9
5,645	Investors Real Estate Trust	47
600	One Liberty Properties, Inc.	9
1,047	PS Business Parks, Inc.	59
2,900	Retail Opportunity Investments Corp.	28
3,297	Washington Real Estate Investment Trust	105
1,678	Winthrop Realty Trust, Inc.	21

		442

	Diversified Support Services — 0.28%
858	ATC Technology Corp. (a)	21
2,915	Comfort Systems USA, Inc.	31
1,399	G&K Services, Inc., Class - A	32
24,150	Interface, Inc., Class - A	344
942	McGrath Rentcorp	23
2,761	Mobile Mini, Inc. (a)	42
104	Schawk, Inc.	2
1,188	Viad Corp.	23

		518

	Drug Retail — 0.02%
35,500	Rite Aid Corp. (a)	33

	Electric Utilities — 0.54%
2,210	ALLETE, Inc.	81
3,996	Avista Corp.	83
806	Central Vermont Public Service Corp.	16
4,408	Cleco Corp.	131
3,122	El Paso Electric Co. (a)	74
3,466	IDACORP, Inc.	125
1,700	MGE Energy, Inc.	67
2,508	Otter Tail Corp.	51
5,456	Portland General Electric Co.	111
2,985	The Empire District Electric Co.	60
3,623	UIL Holdings Corp.	102
2,576	Unisource Energy Corp.	86
853	Unitil Corp.	19

		1,006

	Electrical Components & Equipment — 0.41%
124	A.O. Smith Corp.	7
1,400	Advanced Battery Technologies, Inc. (a)	5
206	Baldor Electric Co.	8
3,513	Brady Corp., Class - A	102
1,253	Encore Wire Corp.	26
2,455	Energy Conversion Devices, Inc. (a)	12
2,418	EnerSys (a)	60
13,301	Evergreen Solar, Inc. (a)	10
94	Franklin Electric Co., Inc.	3
1,000	Generac Holdings, Inc. (a)	14
1,100	Hoku Corp. (a)	3
210	LaBarge, Inc. (a)	3
1,418	LSI Industries, Inc.	9
600	Powell Industries, Inc. (a)	19
100	Preformed Line Products Co.	3
14,700	Woodward Governor Co.	477

		761

	Electronic Components — 0.03%
414	CPI International, Inc. (a)	6
200	Fabrinet (a)	3
197	Littelfuse, Inc. (a)	9
754	Rogers Corp. (a)	24
573	Spectrum Control, Inc. (a)	8

		50

Shares	Security Description	Value (000)
	Electronic Equipment & Instruments — 0.21%
311	Analogic Corp.	$14
1,055	Anixter International, Inc. (a)	57
1,673	Checkpoint Systems, Inc. (a)	34
2,700	Cogent, Inc. (a)	29
596	Cognex Corp.	16
616	Coherent, Inc. (a)	25
1,844	Daktronics, Inc.	18
544	Dawson Geophysical Co. (a)	14
1,864	Electro Scientific Industries, Inc. (a)	21
1,700	Gerber Scientific, Inc. (a)	10
760	ICx Technologies, Inc. (a)	6
5,702	L-1 Identity Solutions, Inc. (a)	67
1,111	Methode Electronics, Inc.	10
1,788	Newport Corp. (a)	20
265	OSI Systems, Inc. (a)	10
1,107	Rofin-Sinar Technologies, Inc. (a)	28
1,964	X-Rite, Inc. (a)	7

		386

	Electronic Manufacturing Services — 0.11%
4,259	Benchmark Electronics, Inc. (a)	70
1,673	CTS Corp.	16
993	Measurement Specialties, Inc. (a)	18
1,560	Mercury Computer Systems, Inc. (a)	19
200	Multi-Fineline Electronix, Inc. (a)	4
545	Park Electrochemical Corp.	14
400	RadiSys Corp. (a)	4
1,490	SMART Modular Technologies (WWH), Inc. (a)	9
4,230	TTM Technologies, Inc. (a)	42
1,078	Zygo Corp. (a)	11

		207

	Environmental & Facilities Services — 0.07%
2,788	ABM Industries, Inc.	60
6,113	EnergySolutions, Inc.	31
1,276	Fuel Tech, Inc. (a)	8
2,254	Metalico, Inc. (a)	9
1,166	Team, Inc. (a)	20

		128

	Fertilizers & Agricultural Chemicals — 0.00%
1,259	American Vanguard Corp.	8

	Food Distributors — 0.03%
889	Nash Finch Co.	38
1,662	Spartan Stores, Inc.	24

		62

	Food Retail — 0.18%
100	Cal-Maine Foods, Inc.	3
2,280	Casey’s General Stores, Inc.	95
868	Ingles Markets, Inc., Class - A	14
1,520	Ruddick Corp.	53
489	Susser Holdings Corp. (a)	7
1,368	The Andersons, Inc.	52
1,583	The Great Atlantic & Pacific Tea Co., Inc. (a)	6
1,556	The Pantry, Inc. (a)	38
200	Village Super Market, Inc., Class - A	6
820	Weis Markets, Inc.	32
4,254	Winn-Dixie Stores, Inc. (a)	30

		336

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Footwear — 0.07%
5,256	Iconix Brand Group, Inc. (a)	$92
849	K-Swiss, Inc., Class - A (a)	11
888	The Timberland Co., Class - A (a)	18
300	Weyco Group, Inc.	7

		128

	Forest Products — 0.04%
9,379	Louisiana-Pacific Corp. (a)	71

	Gas Utilities — 0.49%
632	Chesapeake Utilities Corp.	23
2,967	New Jersey Resources Corp.	116
3,257	Nicor, Inc.	149
1,948	Northwest Natural Gas Co.	93
5,180	Piedmont Natural Gas Co., Inc.	150
1,720	South Jersey Industries, Inc.	85
3,309	Southwest Gas Corp.	111
1,626	The Laclede Group, Inc.	56
3,676	WGL Holdings, Inc.	139

		922

	General Merchandise Stores — 0.03%
423	99 Cents Only Stores (a)	8
2,713	Fred’s, Inc., Class - A	32
200	Gordmans Stores, Inc. (a)	2
1,960	Tuesday Morning Corp. (a)	10

		52

	Health Care Distributors — 0.03%
580	Chindex International, Inc. (a)	9
1,011	Owens & Minor, Inc.	29
1,300	Pharmerica Corp. (a)	12

		50

	Health Care Equipment — 0.17%
800	Alphatec Holdings, Inc. (a)	2
1,725	AngioDynamics, Inc. (a)	26
877	Cantel Medical Corp.	14
2,146	CONMED Corp. (a)	48
1,798	CryoLife, Inc. (a)	11
715	Cutera, Inc. (a)	6
600	Dynavox, Inc., Class - A (a)	5
300	Exactech, Inc. (a)	5
1,689	Greatbatch, Inc. (a)	39
1,919	Invacare Corp.	51
200	NxStage Medical, Inc. (a)	4
759	Palomar Medical Technologies, Inc. (a)	8
2,900	Solta Medical, Inc. (a)	6
200	STERIS Corp.	7
500	SurModics, Inc. (a)	6
2,464	Symmetry Medical, Inc. (a)	24
1,900	Syneron Medical Ltd. (a)	19
1,816	TomoTherapy, Inc. (a)	6
1,000	Wright Medical Group, Inc. (a)	14
331	Young Innovations, Inc.	9

		310

	Health Care Facilities — 0.16%
2,261	AmSurg Corp. (a)	40
685	Assisted Living Concepts, Inc., Class - A (a)	21
1,696	Capital Senior Living Corp. (a)	9
2,200	Five Star Quality Care, Inc. (a)	11
902	Hanger Orthopedic Group, Inc. (a)	13
400	HealthSouth Corp. (a)	8
2,863	Kindred Healthcare, Inc. (a)	37

Shares	Security Description	Value (000)
	Health Care Facilities (continued)
1,618	MedCath Corp. (a)	$16
599	National Healthcare Corp.	22
1,052	Psychiatric Solutions, Inc. (a)	35
3,464	Select Medical Holdings Corp. (a)	27
1,134	Skilled Healthcare Group, Inc., Class - A (a)	5
5,586	Sun Healthcare Group, Inc. (a)	47

		291

	Health Care Services — 0.09%
2,812	Allied Healthcare International, Inc. (a)	7
1,060	American Dental Partners, Inc. (a)	13
1,300	AMN Healthcare Services, Inc. (a)	7
700	BioScrip, Inc. (a)	4
1,200	Cardionet, Inc. (a)	5
294	Continucare Corp. (a)	1
2,399	Cross Country Healthcare, Inc. (a)	17
1,540	Gentiva Health Services, Inc. (a)	34
2,462	Healthways, Inc. (a)	29
300	Prospect Medical Holdings, Inc. (a)	2
1,392	RehabCare Group, Inc. (a)	28
1,757	Res-Care, Inc. (a)	23

		170

	Health Care Supplies — 0.03%
567	Cynosure, Inc. (a)	6
600	ICU Medical, Inc. (a)	22
1,012	Medical Action Industries, Inc. (a)	9
300	Merit Medical Systems, Inc. (a)	5
4,302	RTI Biologics, Inc. (a)	11

		53

	Health Care Technology — 0.00%
345	Vital Images, Inc. (a)	5

	Heavy Electrical Equipment — 0.01%
100	AZZ, Inc.	4
4,800	Broadwind Energy, Inc. (a)	9

		13

	Home Entertainment Software — 0.03%
4,816	Take-Two Interactive Software, Inc. (a)	49
2,875	THQ, Inc. (a)	11

		60

	Home Furnishings — 0.05%
1,072	Ethan Allen Interiors, Inc.	19
3,455	Furniture Brands International, Inc. (a)	19
722	Hooker Furniture Corp.	8
700	Kid Brands, Inc. (a)	6
3,389	La-Z-Boy, Inc. (a)	29
2,583	Sealy Corp. (a)	6

		87

	Homebuilding — 0.11%
5,183	Beazer Homes USA, Inc. (a)	21
714	Brookfield Homes Corp. (a)	6
346	Cavco Industries, Inc. (a)	12
3,550	Hovnanian Enterprises, Inc., Class - A (a)	14
1,395	M/I Homes, Inc. (a)	15
2,303	Meritage Homes Corp. (a)	45
498	Skyline Corp.	10
8,140	Standard Pacific Corp. (a)	32
3,154	The Ryland Group, Inc.	57

		212

	Homefurnishing Retail — 0.01%
1,206	Haverty Furniture Cos., Inc.	13
600	Select Comfort Corp. (a)	4

		17

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Resorts & Cruise Lines — 0.10%
1,069	Bluegreen Corp. (a)	$3
2,513	Gaylord Entertainment Co. (a)	77
1,162	Morgans Hotel Group Co. (a)	8
6,450	Orient-Express Hotels Ltd., Class - A (a)	72
992	Red Lion Hotels Corp. (a)	7
1,572	The Marcus Corp.	19

		186

	Household Appliances — 0.03%
2,195	Helen of Troy Ltd. (a)	55

	Household Products — 0.05%
100	Cellu Tissue Holdings, Inc. (a)	1
4,087	Central Garden & Pet Co., Class - A (a)	43
310	Oil-Dri Corp. of America	7
1,300	Spectrum Brands Holdings, Inc. (a)	35
58	WD-40 Co.	2

		88

	Housewares & Specialties — 0.04%
2,719	American Greetings Corp., Class - A	51
257	Blyth, Inc.	11
550	CSS Industries, Inc.	9
600	Lifetime Brands, Inc. (a)	9

		80

	Human Resource & Employment Services — 0.08%
164	Barrett Business Services, Inc.	3
716	CDI Corp.	9
926	GP Strategies Corp. (a)	9
1,093	Heidrick & Struggles International, Inc.	21
1,726	Kelly Services, Inc., Class - A (a)	20
3,068	Korn/Ferry International (a)	51
2,162	On Assignment, Inc. (a)	11
3,225	SFN Group, Inc. (a)	19
1,094	TrueBlue, Inc. (a)	15
117	Volt Information Sciences, Inc. (a)	1

		159

	Independent Power Producers & Energy Traders — 0.02%
7,100	Dynegy, Inc. (a)	35

	Industrial Conglomerates — 0.06%
2,243	Kimball International, Inc., Class - B	13
1,100	Libbey, Inc. (a)	14
23	Seaboard Corp.	41
698	Standex International Corp.	17
1,582	Tredegar Corp.	30
145	United Capital Corp. (a)	4

		119

	Industrial Machinery — 0.30%
1,639	Albany International Corp., Class - A	31
492	Ampco-Pittsburgh Corp.	12
407	Barnes Group, Inc.	7
1,342	Briggs & Stratton Corp.	26
1,978	Chart Industries, Inc. (a)	40
1,199	CIRCOR International, Inc.	38
226	CLARCOR, Inc.	9
1,325	Columbus McKinnon Corp. (a)	22
500	Dynamic Materials Corp.	8
876	ENPRO Industries, Inc. (a)	27

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
1,900	ESCO Technologies, Inc.	$63
410	Flow International Corp. (a)	1
4,800	Force Protection, Inc. (a)	24
618	Kadant, Inc. (a)	12
702	L.B. Foster Co., Class - A (a)	20
1,200	Lydall, Inc. (a)	9
923	Met-Pro Corp.	9
2,418	Mueller Industries, Inc.	64
717	Mueller Water Products, Inc., Class - A	2
278	Portec Rail Products, Inc.	3
1,935	Robbins & Myers, Inc.	52
1,245	Tecumseh Products Co., Class - A (a)	14
600	Thermadyne Holdings Corp. (a)	9
1,921	Watts Water Technologies, Inc., Class - A	66

		568

	Industrial REITs — 0.13%
15,519	DCT Industrial Trust, Inc.	74
1,801	DuPont Fabros Technology, Inc.	45
1,088	EastGroup Properties, Inc.	41
4,312	First Industrial Realty Trust, Inc. (a)	22
2,768	First Potomac Realty Trust	42
2,082	Monmouth Real Estate Investment Corp., Class - A	16
700	Terreno Realty Corp. (a)	13

		253

	Insurance Brokers — 0.02%
3,070	National Financial Partners Corp. (a)	39

	Integrated Oil & Gas — 0.00%
1,100	Kodiak Oil & Gas Corp. (a)	4

	Integrated Telecommunication Services — 0.05%
24	Atlantic Tele-Network, Inc.	1
10,705	Cincinnati Bell, Inc. (a)	29
426	Consolidated Communications Holdings, Inc.	8
3,246	General Communication, Inc., Class - A (a)	32
1,000	IDT Corp., Class - B (a)	18

		88

	Internet Retail — 0.00%
1,649	1-800-FLOWERS.COM, Inc., Class - A (a)	3

	Internet Software & Services — 0.23%
2,266	CDC Corp., Class - A (a)	10
400	DealerTrack Holdings, Inc. (a)	7
2,490	Digital River, Inc. (a)	85
1,512	DivX, Inc. (a)	14
7,955	EarthLink, Inc.	72
42	Global Sources Ltd. (a)	—
2,202	InfoSpace, Inc. (a)	19
3,503	Internap Network Services Corp. (a)	17
1,480	Internet Brands, Inc., Class - A (a)	20
2,342	Internet Capital Group, Inc. (a)	26
200	Intralinks Holdings, Inc. (a)	3
978	j2 Global Communications, Inc. (a)	23
789	Keynote Systems, Inc.	9
900	Limelight Networks, Inc. (a)	5
1,706	Marchex, Inc., Class - B	9
2,841	ModusLink Global Solutions, Inc. (a)	18
485	Perficient, Inc. (a)	5
5,729	RealNetworks, Inc. (a)	19
3,600	S1 Corp. (a)	19
362	TechTarget, Inc. (a)	2
1,000	The Knot, Inc. (a)	9
4,694	United Online, Inc.	27

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet Software & Services (continued)
1,200	ValueClick, Inc. (a)	$16
422	VASCO Data Security International, Inc. (a)	3

		437

	Investment Banking & Brokerage — 0.20%
2,446	Cowen Group, Inc., Class - A (a)	8
102	Evercore Partners, Inc., Class - A	3
3,672	FBR Capital Markets Corp. (a)	12
1,900	GFI Group, Inc.	9
2,700	Gleacher & Co., Inc. (a)	4
888	International Assets Holding Corp. (a)	16
3,200	Investment Technology Group, Inc. (a)	46
809	KBW, Inc.	21
6,947	Knight Capital Group, Inc., Class - A (a)	86
2,400	LaBranche & Co., Inc. (a)	9
7,768	MF Global Holdings Ltd. (a)	56
739	Oppenheimer Holdings, Inc., Class - A	21
1,062	Piper Jaffray Cos., Inc. (a)	31
1,468	Sanders Morris Harris Group, Inc.	8
253	Stifel Financial Corp. (a)	12
2,294	SWS Group, Inc.	16
2,348	TradeStation Group, Inc. (a)	15

		373

	IT Consulting & Other Services — 0.13%
2,051	CACI International, Inc., Class - A (a)	93
4,567	CIBER, Inc. (a)	14
428	Computer Task Group, Inc. (a)	3
977	Integral Systems, Inc. (a)	7
111	ManTech International Corp., Class - A (a)	4
2,910	SRA International, Inc., Class - A (a)	57
773	The Hackett Group, Inc. (a)	3
634	Tier Technologies, Inc., Class - B (a)	4
1,781	Unisys Corp. (a)	50
278	Virtusa Corp. (a)	3

		238

	Leisure Facilities — 0.07%
317	Life Time Fitness, Inc. (a)	12
886	Speedway Motorsports, Inc.	14
2,635	Vail Resorts, Inc. (a)	99

		125

	Leisure Products — 0.06%
800	Arctic Cat, Inc. (a)	8
4,863	Callaway Golf Co.	34
2,039	JAKKS Pacific, Inc. (a)	36
300	Johnson Outdoors, Inc., Class - A (a)	4
343	Leapfrog Enterprises, Inc. (a)	2
1,388	RC2 Corp. (a)	29
477	Steinway Musical Instruments, Inc. (a)	8

		121

	Life & Health Insurance — 0.19%
4,259	American Equity Investment Life Holding Co.	44
2,536	Citizens, Inc. (a)	17
14,923	CNO Financial Group, Inc. (a)	83
3,483	Delphi Financial Group, Inc., Class - A	87
945	FBL Financial Group, Inc., Class - A	24
290	Kansas City Life Insurance Co.	9
159	National Western Life Insurance Co., Class - A	22
1,306	Presidential Life Corp.	13

Shares	Security Description	Value (000)
	Life & Health Insurance (continued)
1,700	Primerica, Inc.	$35
8,834	The Phoenix Cos., Inc. (a)	19

		353

	Life Sciences Tools & Services — 0.03%
4,402	Affymetrix, Inc. (a)	20
1,608	Albany Molecular Research, Inc. (a)	10
2,044	Cambrex Corp. (a)	9
3,500	Exelixis, Inc. (a)	14
1,211	Kendle International, Inc. (a)	11

		64

	Managed Health Care — 0.32%
3,200	AMERIGROUP Corp. (a)	136
3,593	Centene Corp. (a)	85
4,199	HealthSpring, Inc. (a)	108
2,367	Magellan Health Services, Inc. (a)	112
406	Molina Heathcare, Inc. (a)	11
1,469	Triple-S Management Corp., Class - B (a)	25
2,247	Universal American Corp.	33
3,055	WellCare Health Plans, Inc. (a)	88

		598

	Marine — 0.14%
596	American Commercial Lines, Inc. (a)	17
1,100	Baltic Trading Ltd.	12
4,615	Eagle Bulk Shipping, Inc. (a)	24
2,700	Excel Maritime Carriers Ltd. (a)	15
2,112	Genco Shipping & Trading Ltd. (a)	34
1,985	Horizon Lines, Inc., Class - A	8
363	International Shipholding Corp.	10
1,800	Overseas Shipholding Group, Inc.	62
3,299	Ship Finance International Ltd.	64
1,633	Ultrapetrol Bahamas Ltd. (a)	11

		257

	Marine Ports & Services — 0.00%
415	CAI International, Inc. (a)	6

	Metal & Glass Containers — 0.05%
206	AEP Industries, Inc. (a)	5
1,100	Graham Packaging Co., Inc. (a)	13
2,634	Myers Industries, Inc.	22
1,984	Silgan Holdings, Inc.	63

		103

	Mortgage REITs — 0.47%
2,426	American Capital Agency Corp.	65
8,736	Anworth Mortgage Asset Corp.	62
1,291	Apollo Commercial Real Estate Finance, Inc.	21
4,996	Capstead Mortgage Corp.	54
1,074	Colony Financial, Inc.	20
1,127	CreXus Investment Corp.	14
2,558	Cypress Sharpridge Investments, Inc.	34
1,047	Dynex Capital, Inc.	11
3,311	Hatteras Financial Corp.	94
1,971	Invesco Mortgage Capital, Inc.	42
7,257	iStar Financial, Inc. (a)	22
20,378	MFA Financial, Inc.	156
4,300	Newcastle Investment Corp. (a)	13
5,640	NorthStar Realty Finance Corp.	21
1,177	Pennymac Mortgage Investment Trust	21
7,286	RAIT Financial Trust (a)	12
5,679	Redwood Trust, Inc.	82
2,991	Resource Capital Corp.	19
3,522	Starwood Property Trust, Inc.	70

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Mortgage REITs (continued)
1,800	Two Harbors Investment Corp.	$16
1,800	Walter Investment Management Corp.	32

		881

	Movies & Entertainment — 0.13%
959	Ascent Media Corp., Class - A (a)	26
145	Carmike Cinemas, Inc. (a)	1
4,212	Cinemark Holdings, Inc.	68
3,200	CKX, Inc. (a)	16
1,300	Lions Gate Entertainment Corp. (a)	9
10,311	Live Nation, Inc. (a)	102
1,790	LodgeNet Interactive Corp. (a)	5
800	Playboy Enterprises, Inc., Class - B (a)	4
2,100	Warner Music Group Corp. (a)	9
358	World Wrestling Entertainment, Inc., Class - A	5

		245

	Multi-line Insurance — 0.03%
2,768	Horace Mann Educators Corp.	49

	Multi-Sector Holdings — 0.04%
2,052	Compass Diversified Holdings, Inc.	33
1,657	PICO Holdings, Inc. (a)	50

		83

	Multi-Utilities — 0.15%
2,863	Black Hills Corp.	90
1,112	CH Energy Group, Inc.	49
2,635	NorthWestern Corp.	75
6,414	PNM Resources, Inc.	73

		287

	Office REITs — 0.35%
8,281	BioMed Realty Trust, Inc.	148
5,110	Franklin Street Properties Corp.	64
1,941	Government Properties Income Trust	52
5,129	Highwoods Properties, Inc.	167
3,896	Kilroy Realty Corp.	129
7,172	Lexington Realty Trust	51
1,435	Mission West Properties, Inc.	10
3,300	MPG Office Trust, Inc. (a)	8
1,710	Parkway Properties, Inc.	25

		654

	Office Services & Supplies — 0.09%
4,216	ACCO Brands Corp. (a)	24
2,146	American Reprographics Co. (a)	17
200	Higher One Holdings, Inc. (a)	3
445	Mine Safety Appliances Co.	12
5,113	Steelcase, Inc., Class - A	43
2,600	Sykes Enterprises, Inc. (a)	35
647	United Stationers, Inc. (a)	35

		169

	Oil & Gas Drilling — 0.06%
8,653	Hercules Offshore, Inc. (a)	23
8,707	Parker Drilling Co. (a)	38
3,761	Pioneer Drilling Co. (a)	24
700	Seahawk Drilling, Inc. (a)	6
777	Union Drilling, Inc. (a)	3
10,328	Vantage Drilling Co. (a)	17

		111

	Oil & Gas Equipment & Services — 0.43%
2,469	Allis-Chalmers Energy, Inc. (a)	10

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services (continued)
1,561	Basic Energy Services, Inc. (a)	$13
2,590	Bristow Group, Inc. (a)	93
6,521	Cal Dive International, Inc. (a)	36
5,675	Complete Production Services, Inc. (a)	116
500	Global Geophysical Services, Inc. (a)	4
7,591	Global Industries Ltd. (a)	41
1,023	Gulf Island Fabrication, Inc.	19
1,665	GulfMark Offshore, Inc., Class - A (a)	51
16	Halliburton Co.	1
7,700	Helix Energy Solutions Group, Inc. (a)	86
1,772	Hornbeck Offshore Services, Inc. (a)	35
8,729	Key Energy Services, Inc. (a)	83
1,728	Matrix Service Co. (a)	15
751	Natural Gas Services Group, Inc. (a)	11
5,791	Newpark Resources, Inc. (a)	49
889	PHI, Inc. (a)	14
877	T-3 Energy Services, Inc. (a)	23
2,100	Tesco Corp. (a)	25
4,969	TETRA Technologies, Inc. (a)	51
3,300	Willbros Group, Inc. (a)	30

		806

	Oil & Gas Exploration & Production — 0.60%
3,000	Abraxas Petroleum Corp. (a)	9
1,124	Approach Resources, Inc. (a)	13
3,086	ATP Oil & Gas Corp. (a)	42
3,671	Berry Petroleum Co., Class - A	116
3,361	Bill Barrett Corp. (a)	121
6,239	Bill Barrett Corp. (a)	225
5,077	BPZ Resources, Inc. (a)	19
28	Clayton Williams Energy, Inc. (a)	1
1,716	Cloud Peak Energy, Inc. (a)	31
336	Contango Oil & Gas Co. (a)	17
12,778	Delta Petroleum Corp. (a)	10
2,000	Energy Partners Ltd. (a)	24
3,000	Gastar Exploration Ltd. (a)	12
861	GeoResources, Inc. (a)	14
2,160	GMX Resources, Inc. (a)	10
1,636	Goodrich Petroleum Corp. (a)	24
2,391	Harvest Natural Resources, Inc. (a)	25
1,200	Miller Petroleum, Inc. (a)	6
1,800	Oasis Petroleum, Inc. (a)	35
3,336	Penn Virginia Corp.	54
1,355	Petroleum Development Corp. (a)	37
3,193	Petroquest Energy, Inc. (a)	19
2,400	Resolute Energy Corp. (a)	27
1,407	Rosetta Resources, Inc. (a)	33
2,923	Stone Energy Corp. (a)	43
2,660	Swift Energy Co. (a)	75
3,114	VAALCO Energy, Inc. (a)	18
1,019	Venoco, Inc. (a)	20
2,232	W&T Offshore, Inc.	24
4,135	Warren Resources, Inc. (a)	16

		1,120

	Oil & Gas Refining & Marketing — 0.08%
561	Alon USA Energy, Inc.	3
2,063	CVR Energy, Inc. (a)	17
1,189	Delek US Holdings, Inc.	9
1,101	Green Plains Renewable Energy, Inc. (a)	13
1,904	Rex Energy Corp. (a)	24
3,508	Western Refining, Inc. (a)	19
2,200	World Fuel Services Corp.	57

		142

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Storage & Transportation — 0.13%
2,151	Cheniere Energy, Inc. (a)	$5
2,749	Crosstex Energy, Inc. (a)	22
3,313	DHT Maritime, Inc.	14
5,330	General Maritime Corp.	26
2,389	Golar LNG Ltd.	30
1,338	Knightsbridge Tankers Ltd.	25
3,431	Nordic American Tanker Shipping Ltd.	92
300	Scorpio Tankers, Inc. (a)	3
1,900	Teekay Tankers Ltd., Class - A	25

		242

	Packaged Foods & Meats — 0.19%
1,480	B&G Foods, Inc., Class - A	16
3,247	Chiquita Brands International, Inc. (a)	43
2,428	Dole Food Co., Inc. (a)	22
575	Farmer Brothers Co.	9
701	Harbinger Group, Inc. (a)	4
834	Imperial Sugar Co.	11
100	J & J Snack Foods Corp.	4
500	John B. Sanfilippo & Son, Inc. (a)	6
1,900	Pilgrim's Pride Corp. (a)	11
200	Sanderson Farms, Inc.	9
620	Seneca Foods Corp., Class - A (a)	16
2,371	Smart Balance, Inc. (a)	9
2,958	The Hain Celestial Group, Inc. (a)	71
200	Tootsie Roll Industries, Inc.	5
2,486	TreeHouse Foods, Inc. (a)	115

		351

	Paper Packaging — 0.08%
4,791	Boise, Inc. (a)	31
8,599	Graphic Packaging Holding Co. (a)	29
1,847	Rock-Tenn Co., Class - A	92

		152

	Paper Products — 0.09%
2,836	Buckeye Technologies, Inc.	42
221	Clearwater Paper Corp. (a)	17
2,663	KapStone Paper & Packaging Corp. (a)	32
480	Neenah Paper, Inc.	7
3,419	P.H. Glatfelter Co.	42
2,885	Wausau Paper Corp. (a)	24

		164

	Personal Products — 0.04%
1,808	Elizabeth Arden, Inc. (a)	36
555	Nutraceutical International Corp. (a)	9
2,916	Prestige Brands Holdings, Inc. (a)	29
358	Revlon, Inc., Class - A (a)	5
774	Schiff Nutrition International, Inc.	6

		85

	Pharmaceuticals — 0.20%
1,512	BMP Sunstone Corp. (a)	11
485	Caraco Pharmaceutical Laboratories, Inc. (a)	3
500	Cornerstone Therapeutics, Inc. (a)	3
2,300	Cypress Bioscience, Inc. (a)	9
51	Hi-Tech Pharmacal Co., Inc. (a)	1
500	Impax Laboratories, Inc. (a)	10
3,800	Inovio Pharmaceuticals, Inc. (a)	5
900	Lannett Company, Inc. (a)	4
4,378	Medicis Pharmaceutical Corp., Class - A	130
2,571	Par Pharmaceutical Cos., Inc. (a)	75

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
800	Sucampo Pharmaceuticals, Inc., Class - A (a)	$3
3,618	SuperGen, Inc. (a)	8
1,694	The Medicines Co. (a)	24
5,660	ViroPharma, Inc. (a)	84

		370

	Precious Metals & Minerals — 0.13%
5,932	Coeur d’Alene Mines Corp. (a)	118
18,666	Hecla Mining Co. (a)	118

		236

	Property & Casualty Insurance — 0.59%
19,333	Ambac Financial Group, Inc. (a)	11
586	American Physicians Capital, Inc.	24
486	American Physicians Services Group, Inc.	16
866	American Safety Insurance Holdings Ltd. (a)	14
1,301	Amerisafe, Inc. (a)	24
1,606	AmTrust Financial Services, Inc.	23
2,269	Argo Group International Holdings Ltd.	79
553	Baldwin & Lyons, Inc., Class - B	14
1,337	CNA Surety Corp. (a)	24
831	Donegal Group, Inc., Class - A	11
356	EMC Insurance Group, Inc.	8
3,153	Employers Holdings, Inc.	50
7,100	First American Financial Corp.	106
969	First Mercury Financial Corp.	10
738	FPIC Insurance Group, Inc. (a)	26
972	Global Indemnity PLC (a)	16
1,036	Hallmark Financial Services, Inc. (a)	9
824	Harleysville Group, Inc.	27
2,886	Hilltop Holdings, Inc. (a)	28
972	Infinity Property & Casualty Corp.	47
3,915	Meadowbrook Insurance Group, Inc.	35
404	National Interstate Corp.	9
357	NYMAGIC, Inc.	9
2,151	PMA Capital Corp., Class - A (a)	16
2,306	ProAssurance Corp. (a)	133
1,269	RLI Corp.	72
892	Safety Insurance Group, Inc.	37
1,471	SeaBright Insurance Holdings, Inc.	12
3,948	Selective Insurance Group, Inc.	64
931	State Auto Financial Corp.	14
1,172	Stewart Information Services Corp.	13
870	The Navigators Group, Inc. (a)	39
1,692	Tower Group, Inc.	40
1,618	United Fire & Casualty Co.	34
1,158	Universal Insurance Holdings, Inc.	5

		1,099

	Publishing — 0.08%
1,200	AH Belo Corp., Class - A (a)	8
3,500	Dex One Corp. (a)	43
2,798	Journal Communications, Inc., Class - A (a)	13
1,200	Media General, Inc., Class - A (a)	11
1,140	PRIMEDIA, Inc.	4
2,192	Scholastic Corp.	61
2,441	The E.W. Scripps Co., Class - A (a)	19

		159

	Railroads — 0.01%
1,554	RailAmerica, Inc. (a)	15

	Real Estate Development — 0.03%
708	Avatar Holdings, Inc. (a)	13
2,676	Forestar Group, Inc. (a)	46

		59

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Operating Companies — 0.01%
1,000	Hudson Pacific Properties, Inc.	$16
2,400	Thomas Properties Group, Inc. (a)	9

		25

	Regional Banks — 2.12%
1,011	1st Source Corp.	18
1,500	1st United Bancorp, Inc. (a)	10
290	Alliance Financial Corp.	9
400	American National Bankshares, Inc.	9
1,873	Ameris Bancorp (a)	17
576	Ames National Corp.	11
594	Arrow Financial Corp.	15
549	BancFirst Corp.	22
278	Bancorp Rhode Island, Inc.	8
380	Bank of Marin Bancorp	12
823	Bank of the Ozarks, Inc.	31
5,109	Boston Private Financial Holdings, Inc.	33
280	Bridge Bancorp, Inc.	7
622	Bryn Mawr Bank Corp.	11
545	Camden National Corp.	19
789	Capital City Bank Group, Inc.	10
2,020	Cardinal Financial Corp.	19
5,778	Cathay General Bancorp	69
2,400	Center Financial Corp. (a)	12
1,983	Centerstate Banks, Inc.	17
278	Century Bancorp, Inc., Class - A	7
1,804	Chemical Financial Corp.	37
796	Citizens & Northern Corp.	10
26,495	Citizens Republic Bancorp, Inc. (a)	24
1,097	City Holding Co.	34
843	CNB Financial Corp.	12
2,639	CoBiz Financial, Inc.	15
2,772	Columbia Banking System, Inc.	54
2,311	Community Bank System, Inc.	53
1,034	Community Trust Bancorp, Inc.	28
6,660	CVB Financial Corp.	50
1,324	Eagle Bancorp, Inc. (a)	15
1,040	Enterprise Financial Services Corp.	10
8,373	F.N.B. Corp.	72
734	Financial Institutions, Inc.	13
983	First Bancorp North Carolina	13
22,913	First Bancorp Puerto Rico (a)	6
637	First Bancorp, Inc. Maine	9
3,987	First Busey Corp.	18
7,861	First Commonwealth Financial Corp.	43
1,034	First Community Bancshares, Inc.	13
4,053	First Financial Bancorp	68
858	First Financial Bankshares, Inc.	40
820	First Financial Corp.	24
900	First Interstate Bancsystem, Inc.	12
1,712	First Merchants Corp.	13
5,460	First Midwest Bancorp, Inc.	63
432	First South Bancorp, Inc.	4
7,847	FirstMerit Corp.	144
739	German American Bancorp, Inc.	13
5,075	Glacier Bancorp, Inc.	74
742	Great Southern Bancorp, Inc.	16
800	Green Bankshares, Inc. (a)	5
2,112	Hancock Holding Co.	63
7,000	Hanmi Financial Corp. (a)	9
855	Heartland Financial USA, Inc.	13
588	Heritage Financial Corp. (a)	8

Shares	Security Description	Value (000)
	Regional Banks (continued)
601	Home Bancorp, Inc. (a)	$8
1,515	Home Bancshares, Inc.	31
800	Hudson Valley Holding Corp.	16
1,927	IBERIABANK Corp.	96
1,547	Independent Bank Corp.	35
3,899	International Bancshares Corp.	66
2,842	Investors Bancorp, Inc. (a)	34
1,711	Lakeland Bancorp, Inc.	14
1,200	Lakeland Financial Corp.	22
1,347	MainSource Financial Group, Inc.	10
3,850	MB Financial, Inc.	62
352	Merchants Bancshares, Inc.	9
975	Metro Bancorp, Inc. (a)	10
459	MidSouth Bancorp, Inc.	6
500	MidWestOne Financial Group, Inc.	7
2,590	Nara Bancorp, Inc. (a)	18
477	National Bankshares, Inc.	12
8,994	National Penn Bancshares, Inc.	56
2,426	NBT Bancorp, Inc.	54
1,332	Northfield Bancorp, Inc.	14
6,386	Old National Bancorp	67
1,000	OmniAmerican Bancorp, Inc. (a)	11
3,333	Oriental Financial Group, Inc.	44
512	Orrstown Financial Services, Inc.	12
1,310	Pacific Continental Corp.	12
2,280	PacWest Bancorp	43
924	Park National Corp.	59
562	Peapack-Gladstone Financial Corp.	7
232	Penns Woods Bancorp, Inc.	8
690	Peoples Bancorp, Inc.	9
2,504	Pinnacle Financial Partners, Inc. (a)	23
221	Porter Bancorp, Inc.	2
3,609	PrivateBancorp, Inc.	41
3,322	Prosperity Bancshares, Inc.	108
1,879	Renasant Corp.	29
634	Republic Bancorp, Inc., Class - A	13
1,711	S&T Bancorp, Inc.	30
681	S.Y. Bancorp, Inc.	17
1,859	Sandy Spring Bancorp, Inc.	29
899	SCBT Financial Corp.	28
560	Sierra Bancorp	7
1,245	Simmons First National Corp., Class - A	35
1,119	Southside Bancshares, Inc.	21
1,525	Southwest Bancorp, Inc.	20
1,120	State Bancorp, Inc.	10
1,543	StellarOne Corp.	20
2,123	Sterling Bancorp	18
6,774	Sterling Bancshares, Inc.	36
512	Suffolk Bancorp	13
9,549	Susquehanna Bancshares, Inc.	81
2,980	SVB Financial Group (a)	126
700	Taylor Capital Group, Inc. (a)	8
2,522	Texas Capital Bancshares, Inc. (a)	44
1,844	The Bancorp, Inc. (a)	12
543	The First of Long Island Corp.	14
597	Tompkins Financial Corp.	24
331	Tower Bancorp, Inc.	7
1,743	TowneBank	26
934	TriCo Bancshares	14
4,606	Trustmark Corp.	100
2,240	UMB Financial Corp.	80
8,421	Umpqua Holdings Corp.	95
1,270	Union First Market Bankshares Corp.	17
2,836	United Bankshares, Inc.	71

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
6,521	United Community Banks, Inc. (a)	$15
1,136	Univest Corp. of Pennsylvania	20
1,400	Virginia Commerce Bancorp, Inc. (a)	7
1,012	Washington Banking Co.	14
935	Washington Trust Bancorp, Inc.	18
4,726	Webster Financial Corp.	83
1,799	WesBanco, Inc.	29
891	West Bancorp (a)	6
6,500	West Coast Bancorp (a)	15
1,169	Westamerica Bancorp	64
4,455	Western Alliance Bancorp (a)	30
7,100	Whitney Holding Corp.	58
1,298	Wilshire Bancorp, Inc.	8
2,239	Wintrust Financial Corp.	73

		3,975

	Reinsurance — 0.27%
7,004	Alterra Capital Holdings Ltd.	140
452	Enstar Group Ltd. (a)	33
3,864	Flagstone Reinsurance Holdings SA	41
500	Gerova Financial Group, Ltd. (a)	3
2,079	Greenlight Capital Re Ltd., Class - A (a)	52
3,688	Maiden Holdings Ltd.	28
5,149	Montpelier Re Holdings Ltd.	89
2,950	Platinum Underwriters Holdings Ltd.	128

		514

	Research and Consulting Services — 0.07%
1,400	CBIZ, Inc. (a)	8
632	CRA International, Inc. (a)	11
100	Exponent, Inc. (a)	3
1,312	Hill International, Inc. (a)	6
1,100	Huron Consulting Group, Inc. (a)	24
800	ICF International, Inc. (a)	20
1,500	LECG Corp. (a)	2
2,700	Navigant Consulting, Inc. (a)	31
826	School Specialty, Inc. (a)	11
1,200	The Dolan Co. (a)	14
166	VSE Corp.	6

		136

	Residential REITs — 0.28%
4,729	American Campus Communities, Inc.	144
981	Associated Estates Realty Corp.	14
4,143	Education Realty Trust, Inc.	29
656	Equity Lifestyle Properties, Inc.	36
1,796	Home Properties, Inc.	95
897	Mid-America Apartment Communities, Inc.	52
3,536	Post Properties, Inc.	99
1,365	Sun Communities, Inc.	42
890	UMH Properties, Inc.	9

		520

	Restaurants — 0.13%
333	AFC Enterprises, Inc. (a)	4
88	Biglari Holdings, Inc. (a)	29
2,175	Bob Evans Farms, Inc.	61
125	Cracker Barrel Old Country Store, Inc.	6
1,589	Domino’s Pizza, Inc. (a)	21
300	Jack In The Box, Inc. (a)	6
554	Landry’s Restaurants, Inc. (a)	14
594	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	5
1,191	O’Charley’s, Inc. (a)	8

Shares	Security Description	Value (000)
	Restaurants (continued)
291	Papa John’s International, Inc. (a)	$8
1,100	Red Robin Gourmet Burgers, Inc. (a)	22
4,596	Ruby Tuesday, Inc. (a)	54

		238

	Retail REITs — 0.38%
2,247	Acadia Realty Trust	43
696	Agree Realty Corp.	18
54	Alexander’s, Inc.	17
10,017	CBL & Associates Properties, Inc.	131
3,724	Cedar Shopping Centers, Inc.	23
2,214	Equity One, Inc.	37
860	Getty Realty Corp.	23
6,340	Glimcher Realty Trust	39
5,146	Inland Real Estate Corp.	43
3,767	Kite Realty Group Trust	17
6,076	National Retail Properties, Inc.	153
4,081	Pennsylvania Real Estate Investment Trust	48
2,636	Ramco-Gershenson Properties Trust	28
156	Saul Centers, Inc.	6
1,220	Tanger Factory Outlet Centers, Inc.	57
1,331	Urstadt Biddle Properties, Inc., Class - A	24

		707

	Security & Alarm Services — 0.03%
500	The Brink’s Co.	12
1,984	The Geo Group, Inc. (a)	46

		58

	Semiconductor Equipment — 0.21%
962	Advanced Energy Industries, Inc. (a)	13
2,057	ATMI, Inc. (a)	31
6,600	Axcelis Technologies, Inc. (a)	13
1,300	AXT, Inc. (a)	9
1,821	Brooks Automation, Inc. (a)	12
1,279	Cabot Microelectronics Corp. (a)	41
1,305	Cohu, Inc.	16
1,656	Cymer, Inc. (a)	61
6,144	Entegris, Inc. (a)	29
1,911	FEI Co. (a)	37
3,412	FormFactor, Inc. (a)	29
3,600	Ikanos Communications, Inc. (a)	4
200	Integrated Silicon Solution, Inc. (a)	2
2,197	MKS Instruments, Inc. (a)	39
3,701	Photronics, Inc. (a)	20
131	Rudolph Technologies, Inc. (a)	1
1,500	Tessera Technologies, Inc. (a)	28
300	Ultratech, Inc. (a)	5

		390

	Semiconductors — 0.16%
646	Actel Corp. (a)	10
2,400	Advanced Analogic Technologies, Inc. (a)	9
300	Alpha & Omega Semiconductor Ltd. (a)	4
979	ANADIGICS, Inc. (a)	6
212	CEVA, Inc. (a)	3
1,642	DSP Group, Inc. (a)	12
2,135	Exar Corp. (a)	13
399	GSI Technology, Inc. (a)	2
4,300	Integrated Device Technology, Inc. (a)	25
791	IXYS Corp. (a)	8
2,900	Kopin Corp. (a)	10
3,800	Microsemi Corp. (a)	65
3,193	Microtune, Inc. (a)	9
854	OmniVision Technologies, Inc. (a)	20
1,723	Pericom Semiconductor Corp. (a)	15

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
1,857	Sigma Designs, Inc. (a)	$21
1,289	Silicon Image, Inc. (a)	6
1,124	Standard Microsystems Corp. (a)	26
4,290	Trident Microsystems, Inc. (a)	7
3,178	Zoran Corp. (a)	24

		295

	Specialized Consumer Services — 0.06%
701	Mac-Gray Corp.	8
4,217	Regis Corp.	81
5,922	Stewart Enterprises, Inc., Class - A	32

		121

	Specialized Finance — 0.10%
1,101	Asset Acceptance Capital Corp. (a)	6
700	ASTA Funding, Inc.	5
145	California First National Bancorp	2
326	Encore Capital Group, Inc. (a)	6
4,071	Fifth Street Finance Corp.	45
600	Marlin Business Services Corp. (a)	7
1,124	Medallion Financial Corp.	9
1,951	NewStar Financial, Inc. (a)	15
4,060	PHH Corp. (a)	86
1,397	Primus Guaranty Ltd. (a)	6
600	THL Credit, Inc.	7

		194

	Specialized REITs — 0.71%
3,013	Ashford Hospitality Trust (a)	27
600	Chatham Lodging Trust (a)	11
600	Chesapeake Lodging Trust	10
2,990	Cogdell Spencer, Inc.	19
11,274	DiamondRock Hospitality Co.	107
3,347	Entertainment Properties Trust	145
6,366	Extra Space Storage, Inc.	102
3,350	FelCor Lodging Trust, Inc. (a)	15
4,520	Healthcare Realty Trust, Inc.	106
8,047	Hersha Hospitality Trust	42
5,021	LaSalle Hotel Properties	117
1,561	LTC Properties, Inc.	40
8,133	Medical Properties Trust, Inc.	82
998	National Health Investors, Inc.	44
5,401	OMEGA Healthcare Investors, Inc.	121
2,700	Pebblebrook Hotel Trust (a)	49
1,415	Potlatch Corp.	48
2,016	Sovran Self Storage, Inc.	76
7,241	Strategic Hotels & Resorts, Inc. (a)	31
7,261	Sunstone Hotel Investors, Inc. (a)	66
6,902	U-Store-It Trust	58
358	Universal Health Realty Income Trust	12

		1,328

	Specialty Chemicals — 0.34%
2,084	A. Schulman, Inc.	42
648	Arch Chemicals, Inc.	23
3,599	Ferro Corp. (a)	46
3,361	H.B. Fuller Co.	67
100	Kraton Performance Polymers, Inc. (a)	3
1,500	Landec Corp. (a)	9
1,199	Minerals Technologies, Inc.	71
2,197	OM Group, Inc. (a)	66
1,969	PolyOne Corp. (a)	24
251	Quaker Chemical Corp.	8
923	Rockwood Holdings, Inc. (a)	29

Shares	Security Description	Value (000)
	Specialty Chemicals (continued)
3,566	Sensient Technologies Corp.	$109
4,440	W. R. Grace & Co. (a)	124
1,884	Zoltek Cos., Inc. (a)	18

		639

	Specialty Stores — 0.11%
2,700	Barnes & Noble, Inc.	44
491	Books-A-Million, Inc.	3
2,951	Borders Group, Inc. (a)	3
972	Build-A-Bear Workshop, Inc. (a)	6
2,899	Cabela’s, Inc. (a)	55
765	Conn’s, Inc. (a)	3
1,500	MarineMax, Inc. (a)	11
4,051	OfficeMax, Inc. (a)	53
586	Sally Beauty Holdings, Inc. (a)	7
1,256	West Marine, Inc. (a)	13

		198

	Steel — 0.05%
1,123	A.M. Castle & Co. (a)	15
741	Haynes International, Inc.	26
400	Metals USA Holdings Corp. (a)	5
621	Olympic Steel, Inc.	14
478	Universal Stainless & Alloy Products, Inc. (a)	12
1,712	Worthington Industries, Inc.	26

		98

	Systems Software — 0.01%
1,757	Accelrys, Inc. (a)	12
200	QLIK Technologies, Inc. (a)	4
200	RealPage, Inc. (a)	4
1,800	TeleCommunication Systems, Inc., Class - A (a)	7

		27

	Technology Distributors — 0.09%
1,094	Agilysys, Inc. (a)	7
1,198	Electro Rent Corp.	16
2,623	Insight Enterprises, Inc. (a)	41
701	PC Connection, Inc. (a)	5
700	Richardson Electronics, Ltd.	7
1,961	ScanSource, Inc. (a)	54
1,559	SYNNEX Corp. (a)	44

		174

	Textiles — 0.01%
2,881	Unifi, Inc. (a)	13

	Thrifts & Mortgage Finance — 0.59%
1,480	Abington Bancorp, Inc.	16
6,344	Astoria Financial Corp.	86
2,974	Bank Mutual Corp.	15
1,437	BankFinancial Corp.	13
2,733	Beneficial Mutual Bancorp, Inc. (a)	24
951	Berkshire Hills Bancorp, Inc.	18
500	BoFI Holding, Inc. (a)	6
4,066	Brookline Bancorp, Inc.	41
637	Clifton Savings Bancorp, Inc.	5
1,312	Danvers Bancorp, Inc.	20
1,996	Dime Community Bancshares	28
425	Doral Financial Corp. (a)	1
691	ESB Financial Corp.	10
890	ESSA Bancorp, Inc.	11
700	Federal Agricultural Mortgage Corp., Class - C	8
1,081	First Financial Holdings, Inc.	12

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
3,208	Flagstar Bancorp, Inc. (a)	$6
2,297	Flushing Financial Corp.	27
453	Fox Chase Bancorp, Inc. (a)	4
132	Heritage Financial Group	1
1,122	Home Federal Bancorp, Inc.	14
291	K-Fed Bancorp	2
1,023	Kearny Financial Corp.	9
566	Meridian Interstate Bancorp, Inc. (a)	6
14,581	MGIC Investment Corp. (a)	135
181	NASB Financial, Inc.	3
7,708	NewAlliance Bancshares, Inc.	97
8,133	Northwest Bancshares, Inc.	91
915	OceanFirst Financial Corp.	11
5,524	Ocwen Financial Corp. (a)	56
2,617	Oritani Financial Corp.	26
4,431	Provident Financial Services, Inc.	55
2,637	Provident New York Bancorp	22
9,750	Radian Group, Inc.	76
440	Rockville Financial, Inc.	5
756	Roma Financial Corp.	8
967	Territorial Bancorp, Inc.	16
10,371	The PMI Group, Inc. (a)	38
5,049	TrustCo Bank Corp.	28
1,228	United Financial Bancorp, Inc.	17
560	ViewPoint Financial Group, Inc.	5
556	Waterstone Financial, Inc. (a)	2
2,355	Westfield Financial, Inc.	18
388	WSFS Financial Corp.	15

		1,107

	Tobacco — 0.06%
6,109	Alliance One International, Inc. (a)	25
1,711	Universal Corp.	69
1,050	Vector Group Ltd.	20

		114

	Trading Companies & Distributors — 0.15%
1,691	Aceto Corp.	12
3,480	Aircastle Ltd.	30
1,853	H&E Equipment Services, Inc. (a)	15
2,288	Interline Brands, Inc. (a)	41
877	Kaman Corp.	23
291	Lawson Products, Inc.	4
3,400	RSC Holdings, Inc. (a)	25
2,215	Rush Enterprises, Inc., Class - A (a)	34
957	TAL International Group, Inc.	23
566	Titan Machinery, Inc. (a)	9
4,447	United Rentals, Inc. (a)	66

		282

	Trucking — 0.69%
625	AMERCO, Inc. (a)	50
1,900	Arkansas Best Corp.	46
491	Celadon Group, Inc. (a)	7
34,000	Con-way, Inc.	1,054
900	Marten Transport Ltd.	21
288	Old Dominion Freight Line, Inc. (a)	7
300	P.A.M. Transportation Services, Inc. (a)	4
138	Patriot Transportation Holding, Inc. (a)	10
800	Quality Distribution, Inc. (a)	5
300	Roadrunner Transportation System, Inc. (a)	3
1,228	Saia, Inc. (a)	18
423	Universal Truckload Services, Inc. (a)	7

Shares	Security Description	Value (000)
	Trucking (continued)
545	USA Truck, Inc. (a)	$8
2,714	Werner Enterprises, Inc.	55

		1,295

	Water Utilities — 0.10%
1,306	American States Water Co.	47
392	Artesian Resources Corp., Class - A	7
1,376	California Water Service Group	51
556	Connecticut Water Service, Inc.	13
1,014	Consolidated Water Co. Ltd.	9
1,166	Middlesex Water Co.	20
894	SJW Corp.	22
856	The York Water Co.	14

		183

	Wireless Telecommunication Services — 0.02%
3,200	FiberTower Corp. (a)	14
2,500	ICO Global Communications (Holdings) Ltd. (a)	4
100	Shenandoah Telecommunications Co.	2
300	TESSCO Technologies, Inc.	4
645	USA Mobility, Inc.	10

		34

	Total SSgA Funds Management, Inc.	38,281

	Sterling Johnston Capital Management, L.P. — 17.48%
	Aerospace & Defense — 0.93%
18,100	DigitalGlobe, Inc. (a)	550
11,236	HEICO Corp.	513
9,185	Triumph Group, Inc.	685

		1,748

	Apparel Retail — 0.59%
21,867	AnnTaylor Stores Corp. (a)	443
13,600	The Children’s Place Retail Stores, Inc. (a)	663

		1,106

	Apparel, Accessories & Luxury Goods — 0.19%
6,000	Columbia Sportswear Co.	351

	Application Software — 1.37%
14,100	Longtop Financial Technologies Ltd. - Sponsored ADR (a)	555
42,750	Mentor Graphics Corp. (a)	452
14,700	NetScout Systems, Inc. (a)	302
32,587	SuccessFactors, Inc. (a)	818
14,950	Taleo Corp., Class - A (a)	433

		2,560

	Auto Parts & Equipment — 0.38%
57,050	Dana Holding Corp. (a)	703

	Commodity Chemicals — 0.10%
8,000	TPC Group, Inc. (a)	191

	Communications Equipment — 1.14%
74,250	Brocade Communications Systems, Inc. (a)	434
26,900	Finisar Corp. (a)	505
12,800	NETGEAR, Inc. (a)	346
15,512	Riverbed Technology, Inc. (a)	707
64,500	UTStarcom, Inc. (a)	140

		2,132

	Construction & Engineering — 0.19%
14,450	Chicago Bridge & Iron Co. NV (a)	353

	Construction & Farm Machinery & Heavy Trucks — 0.25%
5,300	NACCO Industries, Inc., Class - A	463

	Data Processing & Outsourced Services — 0.45%

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Data Processing & Outsourced Services (continued)
10,150	hiSoft Technology International Ltd. - Sponsored ADR (a)	$249
19,300	VeriFone Systems, Inc. (a)	600

		849

	Department Stores — 0.14%
30,650	Saks, Inc. (a)	264

	Diversified Metals & Mining — 0.52%
23,750	Globe Specialty Metals, Inc. (a)	333
20,936	RTI International Metals, Inc. (a)	641

		974

	Electrical Components & Equipment — 0.79%
13,450	Baldor Electric Co.	544
22,429	EnerSys (a)	560
10,000	II-VI, Inc. (a)	373

		1,477

	Electronic Equipment & Instruments — 0.20%
16,350	Universal Display Corp. (a)	384

	Footwear — 0.31%
14,100	Steven Madden Ltd. (a)	579

	General Merchandise Stores — 0.17%
26,600	Fred’s, Inc., Class - A	314

	Health Care Equipment — 1.21%
41,850	DexCom, Inc. (a)	553
30,850	Natus Medical, Inc. (a)	450
20,819	SonoSite, Inc. (a)	698
17,300	Zoll Medical Corp. (a)	558

		2,259

	Heavy Electrical Equipment — 0.26%
128,850	Satcon Technology Corp. (a)	484

	Industrial Machinery — 0.62%
20,500	Kennametal, Inc.	634
7,100	Nordson Corp.	523

		1,157

	Internet Retail — 0.38%
27,232	Shutterfly, Inc. (a)	708

	Internet Software & Services — 1.11%
22,650	Ancestry.Com, Inc. (a)	515
37,650	Ixia (a)	467
42,600	LivePerson, Inc. (a)	358
29,550	LoopNet, Inc. (a)	350
29,924	ValueClick, Inc. (a)	391

		2,081

	IT Consulting & Other Services — 0.52%
22,950	RightNow Technologies, Inc. (a)	452
43,900	Sapient Corp.	526

		978

	Oil & Gas Equipment & Services — 0.62%
5,450	CARBO Ceramics, Inc.	442
18,687	Complete Production Services, Inc. (a)	382
13,000	T-3 Energy Services, Inc. (a)	340

		1,164

	Oil & Gas Exploration & Production — 0.62%
14,600	Oasis Petroleum, Inc. (a)	283
21,950	Rosetta Resources, Inc. (a)	515
18,800	Venoco, Inc. (a)	369

		1,167

Shares or Principal Amount (000)	Security Description	Value (000)
	Pharmaceuticals — 1.11%
50,150	Akorn, Inc. (a)	$203
53,590	Nektar Therapeutics (a)	791
55,800	Questcor Pharmaceuticals, Inc. (a)	554
35,362	ViroPharma, Inc. (a)	527

		2,075

	Real Estate Services — 0.29%
17,537	Altisource Portfolio Solutions SA (a)	546

	Restaurants — 0.17%
22,250	Texas Roadhouse, Inc., Class - A (a)	313

	Security & Alarm Services — 0.32%
14,807	GeoEye, Inc. (a)	599

	Semiconductor Equipment — 0.22%
26,300	Oclaro, Inc. (a)	421

	Semiconductors — 0.88%
24,150	EZchip Semiconductor Ltd. (a)	610
21,200	OmniVision Technologies, Inc. (a)	488
45,012	TriQuint Semiconductor, Inc. (a)	432
5,150	Volterra Semiconductor Corp. (a)	111

		1,641

	Specialized Finance — 0.06%
6,300	Encore Capital Group, Inc. (a)	113

	Specialty Chemicals — 0.27%
42,507	PolyOne Corp. (a)	514

	Specialty Stores — 0.42%
11,387	Jo-Ann Stores, Inc. (a)	508
9,700	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	283

		791

	Steel — 0.18%
10,200	Carpenter Technology Corp.	344

	Systems Software — 0.23%
17,500	Fortinet, Inc. (a)	437

	Trading Companies & Distributors — 0.27%
20,550	TAL International Group, Inc.	498

	Total Sterling Johnston Capital Management, L.P.	32,738

	Total Common Stocks	181,873

	Preferred Stocks — 0.02%
	Pzena Investment Management, LLC — 0.02%
	Home Furnishings — 0.02%
503	Sealy Corp. (a)	36

	Total Preferred Stocks	36

	U.S. Treasury Obligations — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$100	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(c)	100

	Total U.S. Treasury Obligations	100

	Time Deposits — 3.67%
	Frontier Capital Management Company, LLC — 1.25%
2,349	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	2,349

	IronBridge Capital Management LP — 0.22%
405	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	405

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits (continued)
	Pzena Investment Management, LLC — 0.79%
$1,476	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	$1,476

	Sterling Johnston Capital Management, L.P. — 1.41%
2,636	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	2,636

	Total Time Deposits	6,866

	Mutual Funds — 0.23%
	SSgA Funds Management, Inc. — 0.23%
414,958	Alliance Money Market Fund Prime Portfolio, 0.15% (d)	415
724	Kayne Anderson Energy Development Fund, 0.30%	12

	Total Mutual Funds	427

	Total Investments (cost $173,868) — 101.06%
		189,302
	Liabilities in excess of other assets — (1.06)%	(1,977)

	Net Assets — 100.00%	$187,325

Amounts designated as “-” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	- American Depositary Receipt
REITs	- Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Russell 2000 Mini Future	$540	Dec-10	$34

	Net Unrealized Appreciation/(Depreciation)			$34

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 92.18%
	Diversified Real Estate Activities — 3.50%
313,200	Brookfield Asset Management, Inc., Class - A	$8,885

	Diversified REITs — 9.61%
1,683,208	Dexus Property Group	1,391
406,678	Land Securities Group PLC	4,091
142,200	Liberty Property Trust	4,536
167,908	Vornado Realty Trust	14,361

		24,379

	Health Care Facilities — 2.81%
316,200	Brookdale Senior Living, Inc. (a)	5,157
231,500	Sun Healthcare Group, Inc. (a)	1,961

		7,118

	Industrial REITs — 5.14%
449,800	AMB Property Corp.	11,906
62,200	Terreno Realty Corp. (a)	1,134

		13,040

	Mortgage REITs — 0.53%
111,500	CreXus Investment Corp.	1,341
	Office REITs — 13.79%
108,400	Alexandria Real Estate Equities, Inc.	7,588
92,600	Boston Properties, Inc.	7,697
702,545	Douglas Emmett, Inc.	12,302
637,300	Duke Realty Corp.	7,386

		34,973

	Real Estate Operating Companies — 3.99%
682,600	Forest City Enterprises, Inc., Class - A (a)	8,758
82,900	Hudson Pacific Properties, Inc. (a)	1,357

		10,115

	Residential REITs — 11.17%
53,300	AvalonBay Communities, Inc.	5,539
136,700	Camden Property Trust	6,558
150,600	Equity Residential	7,164
429,100	UDR, Inc.	9,063

		28,324

	Retail REITs — 24.09%
454,789	Hammerson PLC	2,817
807,900	Kimco Realty Corp.	12,724
285,800	Regency Centers Corp.	11,280
108,300	RioCan Real Estate Investment Trust	2,413
148,977	Saul Centers, Inc.	6,250
104,119	Simon Property Group, Inc.	9,656
77,596	The Macerich Co.	3,333
31,371	Unibail-Rodamco SE	6,955
478,169	Westfield Group	5,665

		61,093

	Specialized REITs — 17.55%
628,843	Host Hotels & Resorts, Inc.	9,105
125,034	Pebblebrook Hotel Trust (a)	2,252
425,800	Plum Creek Timber Co., Inc.	15,031
116,200	Public Storage	11,276
132,600	Ventas, Inc.	6,838

		44,502

	Total Common Stocks	233,770

Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 8.39%
	Wellington Management Company, LLP — 8.39%
$21,285	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	$21,285

	Total Time Deposits	21,285

	Total Investments (cost $208,654) — 100.57%	255,055
	Liabilities in excess of other assets — (0.57)%	(1,444)

	Net Assets — 100.00%	$253,611

(a)	Represents non-income producing security.
REITs	- Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.32%
	Artisan Partners LP — 23.03%
	Australia — 0.43%
51,630	Coca-Cola Amatil Ltd. (Soft Drinks)	$598
679,340	Foster’s Group Ltd. (Brewers)	4,024

		4,622

	Belgium — 0.31%
56,610	Anheuser-Busch InBev NV (Brewers)	3,330

	Canada — 0.65%
19,543	Canadian National Railway Co. (Railroads)	1,251
93,281	Canadian Pacific Railway Ltd. (Railroads)	5,684

		6,935

	China — 2.16%
51,443	Baidu, Inc., Class - A, Sponsored ADR (Internet Software & Services)(a)	5,279
182,746	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,300
3,965,324	China Construction Bank Corp., H Shares (Diversified Banks)	3,475
761,495	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	3,008
321,215	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,168
617,157	China Overseas Land & Investment Ltd. (Real Estate Development)	1,306
690,200	China Resources Land Ltd. (Real Estate Development)	1,404
54,816	Ctrip.com International Ltd. - ADR (Hotels, Resorts & Cruise Lines)(a)	2,618
1,967,391	Huabao International Holdings Ltd. (Specialty Chemicals)	3,068
26,300	Tencent Holdings Ltd. (Internet Software & Services)	575

		23,201

	Denmark — 0.29%
130,144	Danske Bank A/S (Diversified Banks)(a)	3,141

	Finland — 0.03%
10,613	Fortum Oyj (Electric Utilities)	278

	France — 2.36%
66,560	BNP Paribas (Diversified Banks)	4,733
50,377	Compagnie de Saint-Gobain (Building Products)	2,241
17,211	Electricite de France (Electric Utilities)	742
3,875	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	568
410,028	Natixis (Diversified Banks)(a)	2,348
78,262	Pernod Ricard SA (Distillers & Vintners)	6,534
19,179	Unibail-Rodamco SE (Retail REITs)	4,252
78,225	Vinci SA (Construction & Engineering)	3,921

		25,339

	Germany — 3.05%
4,769	Adidas AG (Apparel, Accessories & Luxury Goods)	295
5,823	BASF SE (Diversified Chemicals)	369
121,570	Bayer AG (Pharmaceuticals)	8,465
115,470	Daimler AG (Automobile Manufacturers)(a)	7,309
240,073	Deutsche Post AG (Air Freight & Logistics)	4,375
50,852	Linde AG (Industrial Gases)	6,638
24,067	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	3,330
29,034	Rhoen-Klinikum AG (Health Care Facilities)	642

Shares	Security Description	Value (000)
	Germany (continued)
12,057	Siemens AG (Industrial Conglomerates)	$1,275

		32,698

	Hong Kong — 2.96%
517,331	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,640
155,000	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,349
251,000	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	1,787
122,100	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	2,405
52,400	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	325
680,000	Li & Fung Ltd. (Distributors)	3,826
188,211	New World Development Co., Ltd (Diversified Real Estate Activities)	379
882,030	NWS Holdings Ltd. (Industrial Conglomerates)	1,730
4,517,636	Sands China Ltd. (Casinos & Gaming)(a)	8,152
731,900	Sino Land Co. Ltd. (Diversified Real Estate Activities)	1,515
224,400	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,876
2,189,097	Wynn Macau Ltd. (Casinos & Gaming)(a)	3,787

		31,771

	Ireland — 0.21%
55,391	Covidien PLC (Health Care Equipment)	2,226

	Israel — 0.12%
23,486	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	1,239

	Italy — 0.37%
1,239,288	Intesa Sanpaolo (Diversified Banks)	4,025

	Japan — 0.97%
79,700	Honda Motor Co. Ltd. (Automobile Manufacturers)	2,829
190,000	MITSUI & CO. Ltd. (Trading Companies & Distributors)	2,827
11,100	Nitori Co. Ltd. (Homefurnishing Retail)	928
103,800	Softbank Corp. (Wireless Telecommunication Services)	3,397
18,613	Suzuki Motor Corporation (Automobile Manufacturers)	392

		10,373

	Netherlands — 2.08%
45,571	Akzo Nobel NV (Diversified Chemicals)	2,811
355,113	ASML Holding NV - Registered ADR (Semiconductor Equipment)	10,606
494,692	ING Groep NV (Other Diversified Financial Services)(a)	5,131
138,185	TNT NV (Air Freight & Logistics)	3,713

		22,261

	Singapore — 0.42%
67,400	City Developments Ltd. (Diversified Real Estate Activities)	654
1,473,787	Genting Singapore PLC (Casinos & Gaming)(a)	2,085
255,600	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	1,720

		4,459

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Spain — 0.57%
143,018	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services)(a)	$2,631
43,375	Industria de Diseno Textil SA (Apparel Retail)	3,445

		6,076

	Sweden — 0.27%
187,495	Sandvik AB (Industrial Machinery)	2,875

	Switzerland — 2.21%
62,134	Adecco SA (Human Resource & Employment Services)	3,248
54,890	Holcim Ltd. - Registered (Construction Materials)	3,526
180,391	Nestle SA - Registered (Packaged Foods & Meats)	9,613
6,421	Roche Holding AG (Pharmaceuticals)	919
7,614	Swatch Group AG (Apparel, Accessories & Luxury Goods)	2,865
210,046	UBS AG (Diversified Capital Markets)(a)	3,566

		23,737

	Turkey — 0.01%
9,813	Coca-Cola Icecek A/S (Soft Drinks)	120

	United Kingdom — 2.93%
62,140	Diageo PLC (Distillers & Vintners)	1,070
558,666	Experian PLC (Research and Consulting Services)	6,081
335,659	HSBC Holdings PLC (Diversified Banks)	3,401
118,745	Imperial Tobacco Group PLC (Tobacco)	3,538
1,389,199	Kingfisher PLC (Home Improvement Retail)	5,110
1,184,347	Tesco PLC (Food Retail)	7,887
387,252	WPP PLC (Broadcasting)	4,285

		31,372

	United States — 0.63%
99,379	Accenture PLC, Class - A ADR (IT Consulting & Other Services)	4,223
44,913	Philip Morris International, Inc. (Tobacco)	2,516

		6,739

	Total Artisan Partners LP	246,817

	Capital Guardian Trust Co. — 40.71%
	Australia — 1.69%
63,913	Brambles Ltd. (Diversified Support Services)	387
161,119	Coca-Cola Amatil Ltd. (Soft Drinks)	1,865
104,238	CSL Ltd. (Biotechnology)	3,329
126,870	Iluka Resources Ltd. (Diversified Metals & Mining)(a)	736
58,736	Newcrest Mining Ltd. (Gold)	2,251
185,669	OneSteel Ltd. (Steel)	526
90,400	Paladin Energy Ltd. (Coal & Consumable Fuels)(a)	314
873,333	Qantas Airways Ltd. (Airlines)(a)	2,354
1,716,365	Telstra Corp. Ltd. (Integrated Telecommunication Services)(b)	4,345
18,291	Westpac Banking Corp. (Diversified Banks)	411
56,664	Woolworths Ltd. (Food Retail)	1,579

		18,097

	Austria — 0.33%
37,491	Andritz AG (Industrial Machinery)	2,632
30,318	Telekom Austria AG (Integrated Telecommunication Services)	456

Shares	Security Description	Value (000)
	Austria (continued)
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	$394

		3,482

	Brazil — 0.35%
4,700	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	171
15,200	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	499
111,900	Vale SA - Sponsored ADR (Diversified Metals & Mining)	3,105

		3,775

	Canada — 2.40%
111,600	Barrick Gold Corp. (Gold)	5,166
26,700	BCE, Inc. (Integrated Telecommunication Services)	869
125,100	Cameco Corp. (Coal & Consumable Fuels)	3,478
23,800	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	823
67,200	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,933
47,800	Centerra Gold, Inc. (Gold)	771
150,500	Centerra Gold, Inc. (Gold)(a)(b)	2,429
5,900	First Quantum Minerals Ltd. (Diversified Metals & Mining)	449
37,900	Inmet Mining Corp. (Diversified Metals & Mining)	2,112
30,200	Intact Financial Corp. (Property & Casualty Insurance)	1,339
38,400	Ivanhoe Mines Ltd. (Diversified Metals & Mining)(a)	901
47,300	Kinross Gold Corp. (Gold)	888
9,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,420
12,700	Research In Motion Ltd. (Communications Equipment)(a)	619
59,100	Telus Corporation - Non-Vote (Integrated Telecommunication Services)	2,506

		25,703

	China — 0.56%
1,994,000	Bank of China Ltd., H Shares (Diversified Banks)	1,046
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	702
432,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,789
1,774,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,322
21,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	975
16,200	Suntech Power Holdings Co. Ltd. - Sponsored ADR (Electrical Components & Equipment)(a)	156

		5,990

	Denmark — 0.47%
50,288	Novo Nordisk A/S, Class - B (Pharmaceuticals)	4,991

	Finland — 0.50%
111,029	Sampo Oyj, A Shares (Multi-line Insurance)	2,998
238,761	Stora Enso Oyj, R Shares (Paper Products)	2,360

		5,358

	France — 4.69%
21,467	Air Liquide SA (Industrial Gases)	2,619

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
40,299	AXA SA (Multi-line Insurance)	$705
139,612	BNP Paribas (Diversified Banks)	9,928
99,321	Bouygues SA (Construction & Engineering)	4,263
7,278	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	554
113,253	Danone SA (Packaged Foods & Meats)	6,773
74,760	France Telecom SA (Integrated Telecommunication Services)	1,615
37,705	GDF Suez (Multi-Utilities)	1,350
17,415	JC Decaux SA (Advertising)(a)	460
48,537	L’Oreal SA (Personal Products)	5,457
11,308	Lafarge SA (Construction Materials)	647
6,573	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	964
81,704	Pernod Ricard SA (Distillers & Vintners)	6,822
22,046	PSA Peugeot Citroen (Automobile Manufacturers)(a)	741
28,100	Societe Generale (Diversified Banks)	1,618
53,665	Total SA (Integrated Oil & Gas)	2,765
91,415	Veolia Environnement (Multi-Utilities)	2,407
18,992	Vivendi SA (Movies & Entertainment)	519

		50,207

	Germany — 3.14%
20,700	Aixtron AG (Semiconductor Equipment)	622
15,288	Allianz SE (Multi-line Insurance)	1,732
60,810	Bayer AG (Pharmaceuticals)	4,234
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	811
80,223	Daimler AG - Registered (Automobile Manufacturers)(a)	5,078
37,388	Deutsche Bank AG (Diversified Capital Markets)	2,046
24,108	HeidelbergCement AG (Construction Materials)	1,165
10,692	K+S AG (Fertilizers & Agricultural Chemicals)(b)	641
6,831	Linde AG (Industrial Gases)	892
13,466	Metro AG (Hypermarkets & Super Centers)	880
25,127	Muenchener Rueckversicherungs- Gesellschaft AG - Registered (Reinsurance)	3,477
13,642	RWE AG (Multi-Utilities)	923
125,981	SAP AG (Application Software)	6,229
46,724	Siemens AG (Industrial Conglomerates)	4,941

		33,671

	Hong Kong — 1.49%
380,000	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,205
1,498,270	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,793
308,000	Li & Fung Ltd. (Distributors)	1,733
51,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	881
81,000	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,116
538,180	The Bank of East Asia Ltd. (Diversified Banks)	2,279
454,000	The Link REIT (Retail REITs)	1,346
481,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	3,093

Shares	Security Description	Value (000)
	Hong Kong (continued)
172,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	$474

		15,920

	India — 0.25%
5,000	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks)	922
18,400	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	917
18,800	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)(b)	826

		2,665

	Ireland — 0.39%
251,894	CRH PLC (Construction Materials)	4,134

	Israel — 0.06%
44,739	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	632

	Italy — 0.11%
200,947	Davide Campari - Milano SpA (Distillers & Vintners)	1,202

	Japan — 7.54%
330,000	Aozora Bank Ltd. (Diversified Banks)	486
24,400	Canon, Inc. (Office Electronics)	1,139
124,800	DENSO Corp. (Auto Parts & Equipment)	3,701
8,700	East Japan Railway Co. (Railroads)	525
14,900	Fanuc Ltd. (Industrial Machinery)	1,898
1,164,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	4,491
59,000	JGC Corp. (Construction & Engineering)	1,024
231,200	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,341
121,000	Kawasaki Kisen Kaisha Ltd. (Marine)	455
22,900	Keyence Corp. (Electronic Equipment & Instruments)	4,983
89,700	Kurita Water Industries Ltd. (Industrial Machinery)	2,490
370,000	Mazda Motor Corp. (Automobile Manufacturers)	891
31,400	Mitsubishi Corp. (Trading Companies & Distributors)	745
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	599
34,500	MITSUI & CO. Ltd. (Trading Companies & Distributors)	514
35,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	591
393,000	Mitsui O.S.K. Lines Ltd. (Marine)	2,472
110,100	Murata Manufacturing Co. Ltd. (Electronic Components)	5,805
15,800	Nintendo Co. Ltd. (Home Entertainment Software)	3,949
1,227	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,044
34,400	Oracle Corp. Japan (Systems Software)	1,638
7,400	Shimamura Co. Ltd. (Apparel Retail)	687
11,400	Shiseido Co. Ltd. (Personal Products)	256
18,600	SMC Corp. (Industrial Machinery)	2,454
407,700	Softbank Corp. (Wireless Telecommunication Services)	13,341
18,800	SONY Corp. (Electrical Components & Equipment)	581
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	877

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
349,600	Sumitomo Corp. (Trading Companies & Distributors)	$4,507
53,900	Suzuki Motor Corporation (Automobile Manufacturers)	1,134
50,100	Sysmex Corporation (Health Care Equipment)	3,476
15,300	TDK Corp. (Electronic Components)	853
12,100	Terumo Corp. (Health Care Equipment)	642
772	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance) (b)	933
28,500	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	769
20,900	Tokyo Electron Ltd. (Semiconductor Equipment)	1,048
134,000	Toshiba Corp. (Computer Hardware)	649
25,000	Toyota Motor Corp. (Automobile Manufacturers)	898
170,400	Trend Micro, Inc. (Systems Software)	5,086
2,420	Yahoo Japan Corp. (Internet Software & Services)	836

		80,808

	Jersey — 0.31%
149,145	Shire PLC (Pharmaceuticals)	3,359

	Luxembourg — 0.25%
37,368	SES - FDR (Cable & Satellite)	889
75,420	SES - FDR, Class - A (Cable & Satellite)	1,813

		2,702

	Mexico — 0.37%
61,200	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	3,264
47,600	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services)	710

		3,974

	Netherlands — 2.02%
93,196	ASML Holding NV (Semiconductor Equipment)	2,783
28,428	ASML Holding NV - Registered ADR (Semiconductor Equipment)	845
80,415	Gemalto NV (Computer Storage & Peripherals)	3,300
84,064	Koninklijke Ahold NV (Food Retail)	1,133
6,300	Koninklijke DSM NV (Diversified Chemicals)	323
616,398	Koninklijke KPN NV (Integrated Telecommunication Services)	9,532
46,095	Unilever NV (Packaged Foods & Meats)	1,378
114,131	Wolters Kluwer NV (Publishing)	2,396

		21,690

	Norway — 0.31%
116,405	Seadrill Ltd. (Oil & Gas Drilling)	3,364

	Papua New Guinea — 0.14%
253,489	Oil Search Ltd. (Oil & Gas Exploration & Production)(b)	1,506

	Russia — 0.36%
181,278	Gazprom - Sponsored ADR (Integrated Oil & Gas)	3,798

Shares	Security Description	Value (000)
	Singapore — 0.24%
201,000	DBS Group Holdings Ltd. (Diversified Banks)	$2,152
84,000	Wilmar International Ltd. (Industrial Conglomerates)	384

		2,536

	South Africa — 0.09%
22,115	Sasol Ltd. (Integrated Oil & Gas)	994

	South Korea — 0.92%
38,500	Hynix Semiconductor, Inc. (Semiconductors)(a)	748
8,500	Hyundai Mobis (Auto Parts & Equipment)	1,916
11,030	LG Chem Ltd. (Commodity Chemicals)	3,226
5,878	Samsung Electronics Co. Ltd. (Semiconductors)	4,006

		9,896

	Spain — 0.14%
13,572	Industria de Diseno Textil SA (Apparel Retail)	1,078
18,380	Telefonica SA (Integrated Telecommunication Services)	455

		1,533

	Sweden — 0.85%
141,550	Assa Abloy AB, Class - B (Building Products)	3,572
63,814	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,313
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,518
17,300	Svenska Handelsbanken AB, A Shares (Diversified Banks)	567
77,950	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)(a)	1,146

		9,116

	Switzerland — 3.48%
18,925	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	911
16,486	Credit Suisse Group AG - Registered (Diversified Capital Markets)	705
92,422	Holcim Ltd. - Registered (Construction Materials)	5,936
72,887	Nestle SA - Registered (Packaged Foods & Meats)	3,884
61,223	Novartis AG - Registered (Pharmaceuticals)	3,512
73,660	Roche Holding AG - Genusscheine (Pharmaceuticals)	10,062
10,000	Swisscom AG - Registered (Integrated Telecommunication Services)	4,034
3,804	Syngenta AG (Fertilizers & Agricultural Chemicals)	946
8,422	Synthes, Inc. (Health Care Equipment)	974
12,700	Transocean Ltd. (Oil & Gas Drilling)(a)	823
324,447	UBS AG - Registered (Diversified Capital Markets)(a)	5,509

		37,296

	Taiwan — 0.13%
123,200	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services)	930
4,998	HTC Corp. - Sponsored GDR (Computer Hardware)	454

		1,384

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom — 7.13%
58,422	Anglo American PLC (Diversified Metals & Mining)	$2,317
350,938	ARM Holdings PLC (Semiconductors)	2,162
11,955	AstraZeneca PLC (Pharmaceuticals)	607
26,500	Autonomy Corp. PLC (Application Software)(a)	755
397,868	BAE Systems PLC (Aerospace & Defense)	2,139
160,000	Balfour Beatty PLC (Construction & Engineering)	672
1,031,379	Barclays PLC (Diversified Banks)	4,853
347,106	BG Group PLC (Integrated Oil & Gas)	6,098
156,097	BHP Billiton PLC (Diversified Metals & Mining)	4,965
303,900	Cable & Wireless Worldwide PLC (Alternative Carriers)	351
177,081	Cairn Energy PLC (Oil & Gas Exploration & Production)(a)	1,262
105,100	Diageo PLC (Distillers & Vintners)	1,809
731,300	GKN PLC (Auto Parts & Equipment)	1,946
82,800	HSBC Holdings PLC (Diversified Banks)	851
758,248	HSBC Holdings PLC (Diversified Banks)	7,682
174,888	Imperial Tobacco Group PLC (Tobacco)	5,211
6,702,100	Lloyds Banking Group PLC (Diversified Banks)(a)	7,803
100,660	National Grid PLC (Multi-Utilities)	854
122,700	Premier Farnell PLC (Technology Distributors)	514
169,039	Prudential PLC (Life & Health Insurance)	1,690
63,167	Rio Tinto PLC (Diversified Metals & Mining)	3,692
291,745	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	8,824
20,358	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	594
6,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	410
17,700	Standard Chartered PLC (Diversified Banks)	524
25,089	Standard Chartered PLC (Diversified Banks)	720
906,989	Tesco PLC (Food Retail)	6,040
47,534	Xstrata PLC (Diversified Metals & Mining)	909
817,000	Yell Group PLC (Publishing)(a)	189

		76,443

	Total Capital Guardian Trust Co.	436,226

	Causeway Capital Management LLC — 33.58%
	China — 0.64%
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	6,816

	France — 3.80%
282,998	AXA SA (Multi-line Insurance)	4,947
88,487	BNP Paribas (Diversified Banks)	6,293
159,281	Sanofi-Aventis (Pharmaceuticals)	10,612
122,044	Technip SA (Oil & Gas Equipment & Services)	9,813
179,504	Vinci SA (Construction & Engineering)	8,997

		40,662

	Germany — 4.05%
82,017	Bayer AG (Pharmaceuticals)	5,711
365,869	Deutsche Post AG (Air Freight & Logistics)	6,668
186,628	E.ON AG (Electric Utilities)	5,523
74,564	Linde AG (Industrial Gases)	9,733

Shares	Security Description	Value (000)
	Germany (continued)
43,254	Muenchener Rueckversicherungs- Gesellschaft AG - Registered (Reinsurance)	$5,985
92,363	Siemens AG (Industrial Conglomerates)	9,767

		43,387

	Greece — 0.34%
231,995	OPAP SA (Casinos & Gaming)	3,668

	Italy — 0.94%
981,867	Snam Rete Gas SpA (Gas Utilities)	4,972
2,004,288	UniCredit SpA (Diversified Banks)	5,117

		10,089

	Japan — 6.05%
57,100	Fanuc Ltd. (Industrial Machinery)	7,273
188,900	Honda Motor Co. Ltd. (Automobile Manufacturers)	6,706
269,000	JGC Corp. (Construction & Engineering)	4,670
857	KDDI Corp. (Wireless Telecommunication Services)	4,102
1,100,800	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	5,131
115,700	Sankyo Co. Ltd. (Leisure Products)	6,127
155,400	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,569
34,900	SMC Corp. (Industrial Machinery)	4,604
2,744	Sony Financial Holdings, Inc. (Life & Health Insurance)	8,943
84,900	Tokyo Electron Ltd. (Semiconductor Equipment)	4,257
152,400	Toyota Motor Corp. (Automobile Manufacturers)	5,475

		64,857

	Netherlands — 3.52%
165,401	Akzo Nobel NV (Diversified Chemicals)	10,203
302,903	European Aeronautic Defence and Space Co. (Aerospace & Defense)(a)	7,554
819,157	Reed Elsevier NV (Publishing)	10,328
357,465	TNT NV (Air Freight & Logistics)	9,604

		37,689

	Norway — 0.78%
579,120	Aker Solutions ASA (Oil & Gas Equipment & Services)	8,398

	Singapore — 0.63%
546,000	Singapore Airlines Ltd. (Airlines)	6,777

	South Korea — 1.22%
28,340	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	8,141
83,511	KT&G Corp. (Tobacco)	4,981

		13,122

	Spain — 1.57%
410,875	Banco Santander SA (Diversified Banks)	5,218
345,584	Enagas (Gas Utilities)	7,003
187,803	Telefonica SA (Integrated Telecommunication Services)	4,650

		16,871

	Sweden — 0.64%
916,563	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	6,801

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland — 4.42%
94,756	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	$4,563
7,466	Givaudan SA - Registered (Specialty Chemicals)	7,630
140,869	Novartis AG - Registered (Pharmaceuticals)	8,080
47,388	Roche Holding AG - Genusscheine (Pharmaceuticals)	6,474
28,919	Sulzer AG - Registered (Industrial Machinery)	3,356
44,178	Transocean Ltd. (Oil & Gas Drilling)(a)	2,862
519,679	UBS AG - Registered (Diversified Capital Markets)(a)	8,824
23,965	Zurich Financial Services AG (Multi-line Insurance)	5,618

		47,407

	United Kingdom — 4.98%
912,999	Aviva PLC (Multi-line Insurance)	5,720
124,857	Balfour Beatty PLC (Construction & Engineering)	525
184,003	British American Tobacco PLC (Tobacco)	6,863
639,266	HSBC Holdings PLC (Diversified Banks)	6,567
1,068,880	Rexam PLC (Metal & Glass Containers)	5,154
125,486	Rio Tinto PLC (Diversified Metals & Mining)	7,334
879,726	Rolls-Royce Group PLC (Aerospace & Defense)	8,339
139,503	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	4,069
3,567,949	Vodafone Group PLC (Wireless Telecommunication Services)	8,804

		53,375

	Total Causeway Capital Management LLC	359,919

	Total Common Stocks	1,042,962

	Convertible Corporate Bonds — 0.09%
	Capital Guardian Trust Co. — 0.09%
$534	KBC Financial Products International Ltd., Series E, MTN, 0.00%, 1/26/11 (Other Diversified Financial Services)(c)	716
200	SeaDrill Ltd., 3.63%, 11/8/12 (Oil & Gas Drilling)	222

	Total Convertible Corporate Bonds	938

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 2.40%
	Artisan Partners LP — 0.53%
$5,645	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	$5,645

	Capital Guardian Trust Co. — 1.20%
12,850	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	12,850

	Causeway Capital Management LLC — 0.67%
7,199	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	7,199

	Total Time Deposits	25,694

	Rights — 0.00%
	Capital Guardian Trust Co. — 0.00%
7,278	Cie Generale des Etablissements Michelin (Tires & Rubber)(a)	20

	Total Rights	20

	Total Investments (cost $826,752) — 99.81%	1,069,614
	Other assets in excess of liabilities — 0.19%	1,999

	Net Assets — 100.00%	$1,071,613

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Zero Coupon Security.
ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt
MTN	- Medium Term Note
REIT	- Real Estate Investment Trust
REITs	- Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/10 (000)	Unrealized Appreciation/ Depreciation (000)
	Currencies Sold
1,226,626	British Sterling Pound	Bank of America	10/8/10	$1,884	$1,927	$(43)
2,372,532	Euro	Bank of New York	10/22/10	3,106	3,233	(127)

	Total Currencies Sold			$4,990	$5,160	$(170)

	Net Unrealized Appreciation/(Depreciation)					$(170)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.51%
	Artisan Partners LP — 25.24%
	Australia — 0.46%
67,032	Coca-Cola Amatil Ltd. (Soft Drinks)	$776
1,209,297	Foster’s Group Ltd. (Brewers)	7,163

		7,939

	Belgium — 0.33%
98,168	Anheuser-Busch InBev NV (Brewers)	5,774

	Canada — 0.70%
34,584	Canadian National Railway Co. (Railroads)	2,214

161,538	Canadian Pacific Railway Ltd. (Railroads)	9,843

		12,057

	China — 2.44%
92,876	Baidu, Inc., Class - A, Sponsored ADR (Internet Software & Services)(a)	9,531
323,623	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,303
7,313,000	China Construction Bank Corp., H Shares (Diversified Banks)	6,409
1,354,346	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	5,350
593,370	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	2,157
1,104,154	China Overseas Land & Investment Ltd. (Real Estate Development)	2,337
1,220,000	China Resources Land Ltd. (Real Estate Development)	2,481
101,090	Ctrip.com International Ltd. - Sponsored ADR (Hotels, Resorts & Cruise Lines)(a)	4,827
3,627,834	Huabao International Holdings Ltd. (Specialty Chemicals)	5,658
46,200	Tencent Holdings Ltd. (Internet Software & Services)	1,010

		42,063

	Denmark — 0.32%
229,611	Danske Bank A/S (Diversified Banks)(a)	5,541

	Finland — 0.02%
14,888	Fortum Oyj (Electric Utilities)	389

	France — 2.57%
117,941	BNP Paribas (Diversified Banks)	8,387
86,305	Compagnie de Saint-Gobain (Building Products)	3,839
29,416	Electricite de France (Electric Utilities)	1,269
6,226	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	913
726,071	Natixis (Diversified Banks)(a)	4,157
137,093	Pernod Ricard SA (Distillers & Vintners)	11,446
33,515	Unibail-Rodamco SE (Retail REITs)	7,430
137,029	Vinci SA (Construction & Engineering)	6,868

		44,309

	Germany — 3.34%
7,692	Adidas AG (Apparel, Accessories & Luxury Goods)	476
10,365	BASF SE (Diversified Chemicals)	657
214,306	Bayer AG (Pharmaceuticals)	14,922
202,271	Daimler AG (Automobile Manufacturers)(a)	12,803
428,069	Deutsche Post AG (Air Freight & Logistics)	7,801
90,327	Linde AG (Industrial Gases)	11,790
42,355	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	5,861
46,090	Rhoen-Klinikum AG (Health Care Facilities)	1,019

Shares	Security Description	Value (000)
	Germany (continued)
21,378	Siemens AG (Industrial Conglomerates)	$2,261

		57,590

	Hong Kong — 3.28%
920,477	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,918
273,000	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	4,138
436,600	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	3,109
216,200	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	4,258
84,000	HongKong Land Holdings Ltd. (Diversified Real Estate Activities)	522
1,188,000	Li & Fung Ltd. (Distributors)	6,684
605,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	1,220
1,561,000	NWS Holdings Ltd. (Industrial Conglomerates)	3,062
8,001,883	Sands China Ltd. (Casinos & Gaming)(a)	14,439
1,307,900	Sino Land Co. Ltd. (Diversified Real Estate Activities)	2,707
393,800	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	6,801
3,839,500	Wynn Macau Ltd. (Casinos & Gaming)(a)	6,641

		56,499

	Ireland — 1.27%
171,833	Accenture PLC, Class - A ADR (IT Consulting & Other Services)	7,301
98,767	Covidien PLC (Health Care Equipment)	3,970
978,638	Experian PLC (Research and Consulting Services)	10,652

		21,923

	Israel — 0.13%
41,876	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	2,209

	Italy — 0.41%
2,195,974	Intesa Sanpaolo (Diversified Banks)	7,132

	Japan — 1.04%
139,700	Honda Motor Co. Ltd. (Automobile Manufacturers)	4,960
324,300	MITSUI & CO. Ltd. (Trading Companies & Distributors)	4,826
17,950	Nitori Co. Ltd. (Homefurnishing Retail)	1,501
184,100	Softbank Corp. (Wireless Telecommunication Services)	6,024
30,099	Suzuki Motor Corporation (Automobile Manufacturers)	633

		17,944

	Netherlands — 2.27%
78,588	Akzo Nobel NV (Diversified Chemicals)	4,848
622,064	ASML Holding NV - Registered (Semiconductor Equipment)	18,578
882,074	ING Groep NV (Other Diversified Financial Services)(a)	9,150
242,063	TNT NV (Air Freight & Logistics)	6,504

		39,080

	Singapore — 0.45%
120,100	City Developments Ltd. (Diversified Real Estate Activities)	1,166
2,539,382	Genting Singapore PLC (Casinos & Gaming)(a)	3,592

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Singapore (continued)
453,000	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	$3,049

		7,807

	Spain — 0.62%
250,775	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services)(a)	4,613
75,982	Industria de Diseno Textil SA (Apparel Retail)	6,035

		10,648

	Sweden — 0.29%
321,753	Sandvik AB (Industrial Machinery)	4,934

	Switzerland — 2.43%
110,155	Adecco SA (Human Resource & Employment Services)	5,758
97,874	Holcim Ltd. (Construction Materials)	6,286
321,652	Nestle SA (Packaged Foods & Meats)	17,140
10,480	Roche Holding AG (Pharmaceuticals)	1,500
13,480	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	5,073
358,714	UBS AG (Diversified Capital Markets)(a)	6,091

		41,848

	Turkey — 0.03%
42,900	Coca-Cola Icecek AS (Soft Drinks)	525

	United Kingdom — 2.58%
100,185	Diageo PLC (Distillers & Vintners)	1,725
598,507	HSBC Holdings PLC (Diversified Banks)	6,063
210,539	Imperial Tobacco Group PLC (Tobacco)	6,273
2,440,487	Kingfisher PLC (Home Improvement Retail)	8,977
2,074,656	Tesco PLC (Food Retail)	13,817
690,027	WPP PLC (Broadcasting)	7,636

		44,491

	United States — 0.26%
80,091	Philip Morris International, Inc. (Tobacco)	4,487

	Total Artisan Partners LP	435,189

	Capital Guardian Trust Co. — 38.67%
	Australia — 1.68%
139,379	Brambles Ltd. (Diversified Support Services)	844
238,371	Coca-Cola Amatil Ltd. (Soft Drinks)	2,759
155,309	CSL Ltd. (Biotechnology)	4,960
193,633	Iluka Resources Ltd. (Diversified Metals & Mining)(a)	1,123
123,986	Newcrest Mining Ltd. (Gold)	4,753
276,417	OneSteel Ltd. (Steel)	783
179,000	Paladin Energy Ltd. (Coal & Consumable Fuels)(a)	621
1,338,193	Qantas Airways Ltd. (Airlines)(a)	3,608
2,603,717	Telstra Corp. Ltd. (Integrated Telecommunication Services) (b)	6,592
27,232	Westpac Banking Corp. (Diversified Banks)	611
84,884	Woolworths Ltd. (Food Retail)	2,365

		29,019

	Austria — 0.24%
41,627	Andritz AG (Industrial Machinery)	2,923
44,650	Telekom Austria AG (Integrated Telecommunication Services)	672
11,480	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	617

		4,212

Shares	Security Description	Value (000)
	Brazil — 0.33%
7,600	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	$276
23,500	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	771
166,600	Vale SA – Sponsored ADR (Diversified Metals & Mining)	4,623

		5,670

	Canada — 2.40%
190,500	Barrick Gold Corp. (Gold)	8,818
39,700	BCE, Inc. (Integrated Telecommunication Services)	1,292
192,700	Cameco Corp. (Coal & Consumable Fuels)	5,358
35,400	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,225
100,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,894
74,100	Centerra Gold, Inc. (Gold)	1,196
225,400	Centerra Gold, Inc. (Gold)(a)(b)	3,638
9,400	First Quantum Minerals Ltd. (Diversified Metals & Mining)	715
73,000	Inmet Mining Corp. (Diversified Metals & Mining)	4,068
46,300	Intact Financial Corp. (Property & Casualty Insurance)	2,053
70,100	Ivanhoe Mines Ltd. (Diversified Metals & Mining)(a)	1,645
70,400	Kinross Gold Corp. (Gold)	1,321
15,300	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	2,194
19,700	Research In Motion Ltd. (Communications Equipment)(a)	960
94,900	Telus Corp. (Integrated Telecommunication Services)	4,023

		41,400

	China — 0.52%
3,070,000	Bank of China Ltd., H Shares (Diversified Banks)	1,610
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	1,046
644,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,664
2,658,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,980
32,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,445
24,000	Suntech Power Holdings Co. Ltd. – Sponsored ADR (Electrical Components & Equipment)(a)	231

		8,976

	Denmark — 0.37%
63,812	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,333

	Finland — 0.45%
170,854	Sampo Oyj, A Shares (Multi-line Insurance)	4,613
319,239	Stora Enso Oyj, R Shares (Paper Products)	3,155

		7,768

	France — 4.49%
25,053	Air Liquide SA (Industrial Gases)	3,056
52,717	AXA SA (Multi-line Insurance)	922
218,966	BNP Paribas (Diversified Banks)	15,571
151,111	Bouygues SA (Construction & Engineering)	6,485

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
10,835	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	$824
187,589	Danone SA (Packaged Foods & Meats)	11,219
111,813	France Telecom SA (Integrated Telecommunication Services)	2,416
57,995	GDF Suez (Multi-Utilities)	2,076
26,385	JC Decaux SA (Advertising)(a)	696
74,963	L’Oreal SA (Personal Products)	8,428
16,280	Lafarge SA (Construction Materials)	932
9,785	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,435
130,395	Pernod Ricard SA (Distillers & Vintners)	10,887
33,054	PSA Peugeot Citroen (Automobile Manufacturers)(a)	1,111
37,800	Societe Generale (Diversified Banks)	2,177
92,633	Total SA (Integrated Oil & Gas)	4,774
138,359	Veolia Environnement (Multi-Utilities)	3,644
28,034	Vivendi SA (Movies & Entertainment)	766

		77,419

	Germany — 3.00%
30,700	Aixtron AG (Semiconductor Equipment)	923
23,512	Allianz SE (Multi-line Insurance)	2,664
93,490	Bayer AG (Pharmaceuticals)	6,510
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,208
125,760	Daimler AG - Registered (Automobile Manufacturers)(a)	7,960
55,612	Deutsche Bank AG (Diversified Capital Markets)	3,044
35,892	HeidelbergCement AG (Construction Materials)	1,734
18,120	K+S AG (Fertilizers & Agricultural Chemicals) (b)	1,087
10,169	Linde AG (Industrial Gases)	1,327
19,734	Metro AG (Hypermarkets & Super Centers)	1,289
45,365	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	6,277
21,058	RWE AG (Multi-Utilities)	1,425
180,319	SAP AG (Application Software)	8,915
69,976	Siemens AG (Industrial Conglomerates)	7,400

		51,763

	Hong Kong — 1.39%
565,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,793
2,780,500	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	7,039
370,000	Li & Fung Ltd. (Distributors)	2,082
78,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,347
125,000	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,722
572,400	The Bank of East Asia Ltd. (Diversified Banks)	2,424
676,500	The Link REIT (Retail REITs)	2,005
783,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	5,036
184,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	507

		23,955

Shares	Security Description	Value (000)
	India — 0.25%
7,600	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)	$1,401
28,300	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)	1,411
34,000	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing)(b)	1,494

		4,306

	Ireland — 0.34%
356,665	CRH PLC (Construction Materials)	5,854

	Israel — 0.05%
66,607	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	940

	Italy — 0.08%
220,271	Davide Campari – Milano SpA (Distillers & Vintners)	1,317

	Japan — 7.33%
490,000	Aozora Bank Ltd. (Diversified Banks)	722
29,200	Canon, Inc. (Office Electronics)	1,363
191,100	Denso Corp. (Auto Parts & Equipment)	5,667
26,300	East Japan Railway Co. (Railroads)	1,588
25,200	Fanuc Ltd. (Industrial Machinery)	3,210
1,703,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	6,570
87,000	JGC Corp. (Construction & Engineering)	1,510
357,300	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	2,072
181,000	Kawasaki Kisen Kaisha Ltd. (Marine)	681
35,100	Keyence Corp. (Electronic Equipment & Instruments)	7,637
158,600	Kurita Water Industries Ltd. (Industrial Machinery)	4,403
632,000	Mazda Motor Corp. (Automobile Manufacturers)	1,522
47,300	Mitsubishi Corp. (Trading Companies & Distributors)	1,123
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	893
48,300	MITSUI & CO. Ltd. (Trading Companies & Distributors)	719
53,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	894
584,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,674
162,800	Murata Manufacturing Co. Ltd. (Electronic Components)	8,583
23,600	Nintendo Co. Ltd. (Home Entertainment Software)	5,899
1,894	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,154
58,700	Oracle Corp. Japan (Systems Software)	2,796
11,000	SHIMAMURA Co. Ltd. (Apparel Retail)	1,021
17,000	Shiseido Co. Ltd. (Personal Products)	382
28,000	SMC Corp. (Industrial Machinery)	3,694
669,700	Softbank Corp. (Wireless Telecommunication Services)	21,914
27,100	SONY Corp. (Electronic Equipment & Instruments)	838
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	2,210
530,400	Sumitomo Corp. (Trading Companies & Distributors)	6,838
80,200	Suzuki Motor Corporation (Automobile Manufacturers)	1,687

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
76,800	Sysmex Corporation (Health Care Equipment)	$5,328
22,700	TDK Corp. (Electronic Components)	1,266
18,700	Terumo Corp. (Health Care Equipment)	993
1,197	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance) (b)	1,446
43,200	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,166
32,300	Tokyo Electron Ltd. (Semiconductor Equipment)	1,620
200,000	TOSHIBA CORPORATION (Computer Hardware)	968
37,900	Toyota Motor Corp. (Automobile Manufacturers)	1,361
261,500	Trend Micro, Inc. (Systems Software)	7,805
3,427	Yahoo Japan Corp. (Internet Software & Services)	1,184

		126,401

	Jersey — 0.23%
173,955	Shire PLC (Pharmaceuticals)	3,918

	Luxembourg — 0.27%
55,632	SES - FDR (Cable & Satellite)	1,324
136,380	SES - FDR, Class - A (Cable & Satellite)	3,278

		4,602

	Mexico — 0.34%
92,800	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	4,949
68,000	Telefonos de Mexico SAB de CV, Series L - Sponsored ADR (Integrated Telecommunication Services)	1,015

		5,964

	Netherlands — 1.66%
157,290	ASML Holding NV (Semiconductor Equipment)	4,698
42,772	ASML Holding NV - NYS (Semiconductor Equipment)	1,272
125,056	Koninklijke Ahold NV (Food Retail)	1,686
8,300	Koninklijke DSM NV (Diversified Chemicals)	425
943,602	Koninklijke KPN NV (Integrated Telecommunication Services)	14,592
70,905	Unilever NV (Packaged Foods & Meats)	2,119
183,236	Wolters Kluwer NV (Publishing)	3,846

		28,638

	Norway — 0.41%
246,677	Seadrill Ltd. (Oil & Gas Drilling)	7,129

	Papua New Guinea — 0.13%
377,386	Oil Search Ltd. (Oil & Gas Exploration & Production)(b)	2,243

	Russia — 0.30%
245,922	Gazprom - Sponsored ADR (Integrated Oil & Gas)	5,152

	Singapore — 0.22%
300,000	DBS Group Holdings Ltd. (Diversified Banks)	3,213
125,000	Wilmar International Ltd. (Industrial Conglomerates)	571

		3,784

Shares	Security Description	Value (000)
	South Africa — 0.09%
33,885	Sasol Ltd. (Integrated Oil & Gas)	$1,523

	South Korea — 0.78%
73,900	Hynix Semiconductor, Inc. (Semiconductors)(a)	1,436
8,800	Hyundai Mobis (Auto Parts & Equipment)	1,984
13,060	LG Chem Ltd. (Commodity Chemicals)	3,820
9,068	Samsung Electronics Co. Ltd. (Semiconductors)	6,180

		13,420

	Spain — 0.13%
20,532	Industria de Diseno Textil SA (Apparel Retail)	1,631
27,894	Telefonica SA (Integrated Telecommunication Services)	691

		2,322

	Sweden — 0.80%
221,750	Assa Abloy AB, Class - B (Building Products)	5,597
95,002	Hennes & Mauritz AB, B Shares (Apparel Retail)	3,443
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	2,259
25,900	Svenska Handelsbanken AB, A Shares (Diversified Banks)	849
116,050	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)(a)	1,706

		13,854

	Switzerland — 3.27%
28,175	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	1,357
24,493	Credit Suisse Group AG - Registered (Diversified Capital Markets)	1,047
138,402	Holcim Ltd. - Registered (Construction Materials)	8,890
108,565	Nestle SA - Registered (Packaged Foods & Meats)	5,785
91,821	Novartis AG - Registered (Pharmaceuticals)	5,267
109,662	Roche Holding AG - Genusscheine (Pharmaceuticals)	14,980
14,888	Swisscom AG - Registered (Integrated Telecommunication Services)	6,006
6,037	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	1,501
12,536	Synthes, Inc. (Health Care Equipment)	1,449
18,200	Transocean Ltd. (Oil & Gas Drilling)(a)	1,179
521,881	UBS AG - Registered (Diversified Capital Markets)(a)	8,861

		56,322

	Taiwan — 0.12%
183,680	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services)	1,387
7,804	HTC Corp. - Sponsored GDR (Computer Hardware)	708

		2,095

	United Kingdom — 7.00%
88,478	Anglo American PLC (Diversified Metals & Mining)	3,510
539,262	ARM Holdings PLC (Semiconductors)	3,322
17,645	AstraZeneca PLC (Pharmaceuticals)	896

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
40,000	Autonomy Corp. PLC (Application Software)(a)	$1,139
665,709	BAE Systems PLC (Aerospace & Defense)	3,579
288,200	Balfour Beatty PLC (Construction & Engineering)	1,211
1,638,321	Barclays PLC (Diversified Banks)	7,710
513,494	BG Group PLC (Integrated Oil & Gas)	9,021
232,391	BHP Billiton PLC (Diversified Metals & Mining)	7,392
456,000	Cable & Wireless Worldwide PLC (Alternative Carriers)	527
287,900	Cairn Energy PLC (Oil & Gas Exploration & Production)(a)	2,051
177,700	Diageo PLC (Distillers & Vintners)	3,059
1,127,800	GKN PLC (Auto Parts & Equipment)	3,001
123,200	HSBC Holdings PLC (Diversified Banks)	1,265
1,220,386	HSBC Holdings PLC (Diversified Banks)	12,364
287,965	Imperial Tobacco Group PLC (Tobacco)	8,580
10,832,600	Lloyds Banking Group PLC (Diversified Banks)(a)	12,611
192,500	National Grid PLC (Multi-Utilities)	1,633
187,400	Premier Farnell PLC (Technology Distributors)	785
337,561	Prudential PLC (Life & Health Insurance)	3,375
102,833	Rio Tinto PLC (Diversified Metals & Mining)	6,010
438,919	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	13,276
30,308	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	884
9,100	Shire PLC - Sponsored ADR (Pharmaceuticals)	612
26,350	Standard Chartered PLC (Diversified Banks)	780
38,184	Standard Chartered PLC (Diversified Banks)	1,095
1,402,111	Tesco PLC (Food Retail)	9,338
70,766	Xstrata PLC (Diversified Metals & Mining)	1,354
1,229,400	Yell Group PLC (Publishing)(a)	285

		120,665

	Total Capital Guardian Trust Co.	666,964

	Causeway Capital Management LLC — 33.60%
	China — 0.66%
3,078,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	11,406

	France — 3.72%
443,301	AXA SA (Multi-line Insurance)	7,750
143,757	BNP Paribas (Diversified Banks)	10,223
242,145	Sanofi-Aventis (Pharmaceuticals)	16,132
191,245	Technip SA (Oil & Gas Equipment & Services)	15,378
293,812	Vinci SA (Construction & Engineering)	14,726

		64,209

	Germany — 4.00%
124,931	Bayer AG (Pharmaceuticals)	8,699
582,069	Deutsche Post AG (Air Freight & Logistics)	10,608
296,812	E.ON AG (Electric Utilities)	8,783
121,525	Linde AG (Industrial Gases)	15,863
68,471	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	9,474
146,541	Siemens AG (Industrial Conglomerates)	15,497

		68,924

Shares	Security Description	Value (000)
	Greece — 0.32%
353,408	OPAP SA (Casinos & Gaming)	$5,588

	Italy — 0.88%
1,396,640	Snam Rete Gas SpA (Gas Utilities)	7,072
3,154,429	UniCredit SpA (Diversified Banks)	8,054

		15,126

	Japan — 6.00%
89,500	Fanuc Ltd. (Industrial Machinery)	11,399
288,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	10,225
444,000	JGC Corp. (Construction & Engineering)	7,709
1,558	KDDI Corp. (Wireless Telecommunication Services)	7,458
1,830,200	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	8,530
184,300	Sankyo Co. Ltd. (Leisure Products)	9,760
235,600	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	11,475
51,900	SMC Corp. (Industrial Machinery)	6,847
4,295	Sony Financial Holdings, Inc. (Life & Health Insurance)	13,998
140,200	Tokyo Electron Ltd. (Semiconductor Equipment)	7,030
251,700	Toyota Motor Corp. (Automobile Manufacturers)	9,041

		103,472

	Netherlands — 3.76%
262,435	Akzo Nobel NV (Diversified Chemicals)	16,189
500,333	European Aeronautic Defence and Space Co. (Aerospace & Defense)(a)	12,477
130,638	Gemalto NV (Computer Storage & Peripherals)	5,361
1,251,768	Reed Elsevier NV (Publishing)	15,783
561,201	TNT NV (Air Freight & Logistics)	15,078

		64,888

	Norway — 0.67%
793,900	Aker Solutions ASA (Oil & Gas Equipment & Services)	11,513

	Singapore — 0.59%
813,000	Singapore Airlines Ltd. (Airlines)	10,091

	South Korea — 1.22%
45,078	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	12,949
135,507	KT&G Corp. (Tobacco)	8,082

		21,031

	Spain — 1.61%
630,407	Banco Santander SA (Diversified Banks)	8,006
623,634	Enagas (Gas Utilities)	12,637
286,306	Telefonica SA (Integrated Telecommunication Services)	7,089

		27,732

	Sweden — 0.71%
1,658,851	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	12,309

	Switzerland — 4.42%
150,166	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	7,231

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland (continued)
11,581	Givaudan SA - Registered (Specialty Chemicals)	$11,836
216,148	Novartis AG - Registered (Pharmaceuticals)	12,398
75,150	Roche Holding AG - Genusscheine (Pharmaceuticals)	10,266
43,282	Sulzer AG - Registered (Industrial Machinery)	5,022
66,193	Transocean Ltd. (Oil & Gas Drilling)(a)	4,289
921,047	UBS AG - Registered (Diversified Capital Markets)(a)	15,638
40,515	Zurich Financial Services AG (Multi-line Insurance)	9,498

		76,178

	United Kingdom — 5.04%
1,695,752	Aviva PLC (Multi-line Insurance)	10,625
199,648	Balfour Beatty PLC (Construction & Engineering)	839
302,300	British American Tobacco PLC (Tobacco)	11,274
1,048,400	HSBC Holdings PLC (Diversified Banks)	10,770
1,685,817	Rexam PLC (Metal & Glass Containers)	8,129
204,682	Rio Tinto PLC (Diversified Metals & Mining)	11,963
1,416,687	Rolls-Royce Group PLC (Aerospace & Defense)	13,429
221,917	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	6,473
5,435,036	Vodafone Group PLC (Wireless Telecommunication Services)	13,411

		86,913

	Total Causeway Capital Management LLC	579,380

	Total Common Stocks	1,681,533

	Time Deposits — 2.88%
	Artisan Partners LP — 1.05%
$18,114	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	18,114

	Capital Guardian Trust Co. — 1.31%
22,550	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	22,550

	Causeway Capital Management LLC — 0.52%
8,992	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	8,992

	Total Time Deposits	49,656

	Rights — 0.00%
	Capital Guardian Trust Co. — 0.00%
10,835	Cie Generale des Etablissements Michelin, expiring 10/14/2010 @ $45	30

	Total Rights	30

	Total Investments (cost $1,658,108) — 100.39%	1,731,219
	Liabilities in excess of other assets — (0.39)%	(6,691)

	Net Assets — 100.00%	$1,724,528

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
ADR	- American Depositary Receipt
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt
NYS	- New York Shares
REIT	- Real Estate Investment Trust

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
1,889,421	British Sterling Pound	Bank of America	10/8/10	$2,902	$2,968	$(66)
3,583,241	Euro	Bank of New York	10/22/10	4,691	4,883	(192)

	Total Currencies Sold			$7,593	$7,851	$(258)

	Net Unrealized Appreciation/(Depreciation)					$(258)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.77%
	Boston Company Asset Management, LLC — 10.96%
	Brazil — 1.76%
54,810	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks)	$755
27,900	Braskem SA - Preferred (Commodity Chemicals)(a)	281
14,600	Centrais Eletricas Brasileiras SA (Electric Utilities)	185
37,500	Cielo SA (Data Processing & Outsourced Services)	324
2,400	Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	54
25,300	Companhia de Saneamento de Minas Gerais - Copasa MG (Water Utilities)	387
32,000	Companhia de Tecidos Norte de Minas (Textiles)	79
33,950	Companhia Energetica de Minas Gerais - Preferred (Electric Utilities)	552
30	Companhia Energetica de Minas Gerais SA - Sponsored ADR (Electric Utilities)	—
6,415	Empresa Brasileira de Aeronautica SA - Sponsored ADR (Aerospace & Defense)	182
47,000	Grendene SA (Footwear)	239
28,100	Itau Unibanco Holding SA (Diversified Banks)	668
730	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	18
92,600	JBS SA (Packaged Foods & Meats)	399
39,170	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	1,421
19,300	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	633
27,960	Porto Seguro SA (Multi-line Insurance)	357
34,000	Redecard SA (Data Processing & Outsourced Services)	531
22,280	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services)	314
24,790	Vale SA - Sponsored ADR (Diversified Metals & Mining)	775

		8,154

	China — 2.08%
6,000	Anhui Expressway Co. Ltd., H Shares (Highways & Railtracks)	4
490,500	Asia Cement China Holdings Corp. (Construction Materials)	241
800,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	421
639,000	BYD Electronic International Co. Ltd. (Communications Equipment)	367
406,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	241
467,000	China Construction Bank Corp., H Shares (Diversified Banks)	409
103,500	China Mobile Ltd. (Wireless Telecommunication Services)	1,060
1,450	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	74
1,870	China Petroleum & Chemical Corp. - Sponsored ADR (Integrated Oil & Gas)	165
246,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	218

Shares	Security Description	Value (000)
	China (continued)
1,428,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	$317
529,000	China Railway Group Ltd., H Shares (Construction & Engineering)	415
39,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	161
258,000	Cosco Pacific Ltd. (Marine Ports & Services)	388
6,470	Fuqi International, Inc. (Apparel, Accessories & Luxury Goods)(a)	42
1,703,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)(a)	272
129,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	223
174,000	Harbin Power Equipment Co. Ltd., H Shares (Heavy Electrical Equipment)	216
1,460	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	36
586,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	365
1,150,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	857
588,000	Lumena Resources Corp. (Specialty Chemicals)	220
354,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	221
186,661	NWS Holdings Ltd. (Industrial Conglomerates)	366
1,150	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	134
730,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	850
2,862,000	Renhe Commercial Holdings (Real Estate Operating Companies)	535
1,011,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	274
22,000	Soho China Ltd. (Real Estate Development)	16
1,340	Sohu.Com, Inc. (Internet Software & Services)(a)	77
46,000	Tianjin Development Holdings Ltd. (Industrial Conglomerates)(a)	36
168,000	TPV Technology Ltd. (Computer Storage & Peripherals)	110
373,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	306

		9,637

	Hungary — 0.03%
1,472	MOL Hungarian Oil and Gas (Integrated Oil & Gas)(a)	155

	India — 1.00%
36,110	Bank of India (Diversified Banks)	416
94,120	Bharti Airtel Ltd. (Wireless Telecommunication Services)	767
1,592	Federal Bank Ltd. (Diversified Banks)	14
42,430	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	283
122,630	India Cements Ltd. (Construction Materials)	317
58,910	India Cements Ltd. - Sponsored GDR (Construction Materials)(b)	304

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	India (continued)
82,940	Mahanagar Telephone Nigam Ltd. - Sponsored ADR (Integrated Telecommunication Services)(a)	$232
50,540	NMDC Ltd. (Diversified Metals & Mining)	294
24,310	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	534
11,080	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)(b)	487
42,200	Rolta India Ltd. (IT Consulting & Other Services)	152
57,050	Rolta India Ltd. - Sponsored GDR (IT Consulting & Other Services)(b)	206
4,520	State Bank of India - Sponsored GDR (Diversified Banks)(b)	652

		4,658

	Indonesia — 0.17%
33,000	PT Astra Agro Lestari Tbk (Agricultural Products)	77
419,000	PT Indosat Tbk (Wireless Telecommunication Services)	258
244,500	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	134
495,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	184
113,500	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	117

		770

	Israel — 0.08%
73,830	Makhteshim- Agan Industries Ltd. (Fertilizers & Agricultural Chemicals)(a)	274
1,720	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	91

		365

	Malaysia — 0.24%
479,300	Genting Malaysia Berhad (Casinos & Gaming)	526
191,100	Malayan Banking Berhad (Diversified Banks)	545
18,500	Tenaga Nasional Berhad (Electric Utilities)	53

		1,124

	Mexico — 0.27%
4,600	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	245
177,800	Consorcio ARA SAB de CV (Homebuilding)	116
10,830	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding)(a)	351
68,100	Embotelladoras Arca SAB de CV (Soft Drinks)	277
55,600	Grupo Continental SAB (Soft Drinks)	161
26,000	Grupo Simec SA de CV, Series B (Steel)(a)	63
14,200	Industrias CH SAB, Series B (Steel)(a)	49

		1,262

	Philippines — 0.05%
172,138	Bank of the Philippine Islands (Diversified Banks)	214

	Poland — 0.20%
22,890	Asseco Poland SA (Systems Software)	414
3,145	Bank Pekao SA (Diversified Banks)	186

Shares	Security Description	Value (000)
	Poland (continued)
53,410	Telekomunikacja Polska SA (Integrated Telecommunication Services)	$330

		930

	Russia — 0.57%
63,420	Gazprom - Sponsored ADR (Integrated Oil & Gas)	1,329
11,678	Gazprom - Sponsored ADR (Integrated Oil & Gas)	245
9,580	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	543
12,210	Mining and Metallurgical Co. Norilsk Nickel (Diversified Metals & Mining)	208
20,370	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services)(a)	303

		2,628

	South Africa — 1.08%
2,986	Anglo Platinum Ltd. (Precious Metals & Minerals)(a)	283
3,250	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	150
19,885	ArcelorMittal South Africa Ltd. (Steel)	235
37,530	Barloworld Ltd. (Industrial Conglomerates)	252
81,044	FirstRand Ltd. (Other Diversified Financial Services)	250
59,660	JD Group Ltd. (Home Improvement Retail)	409
26,347	MTN Group Ltd. (Wireless Telecommunication Services)	477
91,190	Murray & Roberts Holdings Ltd. (Construction & Engineering)	588
112,550	Nampak Ltd. (Metal & Glass Containers)	307
33,110	Sappi Ltd. (Paper Products)(a)	171
14,482	Sasol Ltd. (Integrated Oil & Gas)	651
61,049	Standard Bank Group Ltd. (Diversified Banks)	974
45,670	Telkom South Africa Ltd. (Integrated Telecommunication Services)	253

		5,000

	South Korea — 1.91%
281	CJ Cheiljedang Corp. (Packaged Foods & Meats)	59
586	Hite Brewery Co. Ltd. (Brewers)	65
13,790	Hyundai Development Co. (Construction & Engineering)	365
4,270	Jinro Ltd. (Distillers & Vintners)	147
16,584	KB Financial Group, Inc. (Diversified Banks)	713
5,290	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks)	227
13,370	Korea Electric Power Corp. (Electric Utilities)(a)	345
1,900	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities)(a)	24
5,090	Korea Exchange Bank (Diversified Banks)	62
29,431	Korean Reinsurance Co. (Reinsurance)	293
1,650	KT Corp. (Integrated Telecommunication Services)	66
4,500	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	92
7,070	KT&G Corp. (Tobacco)	422
6,832	LG Electronics, Inc. (Consumer Electronics)	576
166	Lotte Chilsung Beverage Co. Ltd. (Soft Drinks)	112

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	South Korea (continued)
2,462	Nong Shim Co. Ltd. (Packaged Foods & Meats)	$471
1,346	POSCO (Steel)	609
1,650	POSCO - Sponsored ADR (Steel)	188
3,558	S-Oil Corp. (Oil & Gas Refining & Marketing)	220
2,198	Samsung Electronics Co. Ltd. (Semiconductors)	1,498
2,629	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	450
13,640	Shinhan Financial Group Co. Ltd. (Diversified Banks)	522
235	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	124
1,556	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	234
13,840	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	242
34,590	Tong Yang Life Insurance Co.Ltd. (Life & Health Insurance)	355
2,368	Yuhan Corp. (Pharmaceuticals)	385

		8,866

	Taiwan — 0.98%
9,681	Asustek Computer, Inc. - Sponsored GDR (Computer Hardware)(b)	347
57,600	AU Optronics Corp. - Sponsored ADR (Electronic Components)(a)	602
54,713	First Financial Holding Co. Ltd. - Sponsored GDR (Diversified Banks)(b)	725
46,264	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services)(b)	348
259	Pegatron Corp. - GDR (Computer Storage & Peripherals)(a)	2
111,750	Quanta Computer, Inc. - Sponsored GDR (Computer Hardware)(b)	907
95,240	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	966
237,640	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	660

		4,557

	Tanzania — 0.09%
47,780	African Barrick Gold Ltd. (Gold)	443

	Thailand — 0.26%
77,200	Bangkok Bank Public Co. Ltd. (Diversified Banks)	411
1,900	Kasikornbank Public Co. Ltd. (Diversified Banks)	7
101,000	Kasikornbank Public Co. Ltd. (Diversified Banks)	413
40,000	PTT Public Co. Ltd. (Integrated Oil & Gas)	392

		1,223

	Turkey — 0.16%
68,670	Hurriyet Gazetecilik ve Matbaacilik AS (Publishing)	73
55,274	Turk Sise Ve Cam Fabrikalari AS (Housewares & Specialties)(a)	99
42,384	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	286

Shares	Security Description	Value (000)
	Turkey (continued)
4,810	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services)	$81
48,775	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	207

		746

	Ukraine — 0.03%
29,880	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	151

	Total Boston Company Asset Management, LLC	50,883

	SSgA Funds Management, Inc. — 77.81%
	Brazil — 12.26%
42,570	Banco Bradesco SA - Preferred (Diversified Banks)	852
190,328	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	3,879
162,613	Banco do Brasil SA (Diversified Banks)	3,065
133,000	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	1,326
138,200	BR Malls Participacoes SA (Real Estate Services)	1,141
22,600	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	2,797
76,200	Companhia Paranaense de Energia-Copel - Sponsored ADR (Electric Utilities)	1,695
30,000	Companhia Siderurgica Nacional SA - Sponsored ADR (Steel)	530
55,700	Gol Linhas Aereas Inteligentes SA - ADR (Airlines)	876
169,400	Itau Unibanco Holding SA (Diversified Banks)	4,029
322,776	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	2,448
49,700	Lojas Renner SA (Department Stores)	1,689
214,000	MRV Engenharia e Participacoes SA (Homebuilding)	2,056
73,900	Natura Cosmeticos SA (Personal Products)	1,997
89,400	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production)(a)	1,164
114,500	PDG Realty SA Empreendimentos e Participacoes (Diversified REITs)	1,362
23,200	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	841
283,700	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	9,311
89,925	Suzano Papel e Celulose SA (Paper Products)	849
62,300	Tractebel Energia SA (Independent Power Producers & Energy Traders)	932
28,600	Ultrapar Participacoes SA - Preferred (Oil & Gas Storage & Transportation)	1,718
16,100	Usinas Siderurgicas de Minas Gerais SA (Steel)	245
367,400	Vale SA - Sponsored ADR (Diversified Metals & Mining)	11,489
22,100	Vivo Participacoes SA - Sponsored ADR (Wireless Telecommunication Services)	600

		56,891

	China — 6.94%
1,026,000	Air China Ltd., H Shares (Airlines)(a)	1,418
6,531,000	Bank of China Ltd., H Shares (Diversified Banks)	3,426

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	China (continued)
313,500	BBMG Corp., H Shares (Construction Materials)	$441
94,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	672
630,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products)	522
190,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	138
436,000	China Coal Energy Co., Ltd. (Coal & Consumable Fuels)	722
5,008,000	China Construction Bank Corp., H Shares (Diversified Banks)	4,389
253,000	China High Speed Transmission Equipment Group Co. Ltd. (Heavy Electrical Equipment)	549
278,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,098
349,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	901
1,656,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,469
1,024,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	562
552,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,130
265,000	Golden Eagle Retail Group Ltd. (Department Stores)	752
3,907,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,911
264,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	669
7,700	New Oriental Education & Technology Group, Inc. - Sponsored ADR (Education Services)(a)	751
1,558,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,813
388,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)(a)	525
66,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	674
816,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	453
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	559
778,500	Soho China Ltd. (Real Estate Development)	553
124,400	Tencent Holdings Ltd. (Internet Software & Services)	2,719
212,000	Xinao Gas Holdings Ltd. (Gas Utilities)	609
560,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,374
424,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	400

		32,199

	Colombia — 0.31%
7,300	BanColombia SA - Sponsored ADR (Diversified Banks)	479
308,869	Ecopetrol SA (Integrated Oil & Gas)	640
14,216	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)	302

		1,421

	Czech Republic — 1.02%
55,488	CEZ A/S (Electric Utilities)	2,487

Shares	Security Description	Value (000)
	Czech Republic (continued)
6,784	Komercni Banka A/S (Diversified Banks)	$1,481
35,784	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	766

		4,734

	Egypt — 1.51%
187,923	Al Ezz Steel Rebars SAE (Steel)(a)	635
234,274	Commercial International Bank (Diversified Banks)	1,766
13,196	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	412
96,658	Egyptian Financial Group - Hermes Holding (Investment Banking & Brokerage)	494
25,069	ELSwedy Cables Holding, Co. (Electrical Components & Equipment)(a)	312
32,465	Orascom Construction Industries (Construction & Engineering)	1,428
5,348	Orascom Construction Industries (Construction & Engineering)	241
347,015	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	307
45,654	Orascom Telecom Holding SAE (Wireless Telecommunication Services)(a)	198
39,603	Orascom Telecom Holding SAE - Registered GDR (Wireless Telecommunication Services)(a)	175
333,141	Talaat Moustafa Group (Real Estate Development)(a)	411
204,959	Telecom Egypt (Integrated Telecommunication Services)	629

		7,008

	Hong Kong — 3.73%
652,000	Agile Property Holdings Ltd. (Real Estate Development)	739
325,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	753
431,000	China Agri-Industries Holdings Ltd. (Agricultural Products)	611
838,000	China Citic Bank, H Shares (Diversified Banks)	535
612,500	China Mobile Ltd. (Wireless Telecommunication Services)	6,272
166,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	357
108,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	381
1,723,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,340
167,500	Hengan International Group Co. Ltd. (Personal Products)	1,670
684,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	604
758,000	Lenovo Group Ltd. (Computer Hardware)	468
163,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	824
72,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	761

		17,315

	Hungary — 0.90%
15,644	MOL Hungarian Oil and Gas (Integrated Oil & Gas)(a)	1,645
60,221	OTP Bank PLC (Diversified Banks)(a)	1,582

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hungary (continued)
4,131	Richter Gedeon (Pharmaceuticals)	$959

		4,186

	India — 5.86%
18,281	ACC Ltd. (Construction Materials)	403
42,826	Axis Bank Ltd. (Diversified Banks)	1,465
30,156	Bajaj Auto Ltd. (Motorcycle Manufacturers)	986
9,773	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	539
21,065	Bharat Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	351
24,586	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	789
68,077	GAIL India Ltd. (Gas Utilities)	724
33,458	HDFC Bank Ltd. (Diversified Banks)	1,854
10,041	Hero Honda Motors Ltd. (Motorcycle Manufacturers)	415
171,774	Hindalco Industries Ltd. (Aluminum)	753
97,780	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,596
76,114	ICICI Bank Ltd. (Diversified Banks)	1,885
47,632	Infosys Technologies Ltd. (IT Consulting & Other Services)	3,234
121,641	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	549
393,116	ITC Ltd. (Tobacco)	1,560
49,846	Jindal Steel & Power Ltd. (Steel)	785
15,113	Larsen & Toubro Ltd. (Construction & Engineering)	691
60,619	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	933
18,182	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	568
120,289	Reliance Industries, Ltd. (Oil & Gas Refining & Marketing)	2,643
74,647	Sesa Goa Ltd. (Steel)	545
21,813	Siemens India Ltd. (Industrial Conglomerates)	400
6,065	State Bank of India Ltd. (Diversified Banks)	437
51,890	Steel Authority of India Ltd. (Steel)	237
1,883	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	85
87,845	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	1,812
21,716	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	531
6,765	Tata Power Co. Ltd. (Electric Utilities)	204
24,690	Wipro Ltd. (IT Consulting & Other Services)	247

		27,221

	Indonesia — 3.72%
2,639,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	599
560,500	PT Astra International Tbk (Automobile Manufacturers)	3,563
2,261,500	PT Bank Central Asia Tbk (Diversified Banks)	1,698
1,889,000	PT Bank Mandiri Tbk (Diversified Banks)	1,525
1,625,000	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,822
3,991,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	951

Shares	Security Description	Value (000)
	Indonesia (continued)
14,500	PT Gudang Garam Tbk (Tobacco)	$84
2,086,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,275
1,735,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	749
1,113,500	PT Semen Gresik Persero Tbk (Construction Materials)	1,236
140,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	305
2,496,500	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	2,575
250,000	PT Unilever Indonesia Tbk (Household Products)	472
181,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	415

		17,269

	Malaysia — 0.53%
470,200	AirAsia Berhad (Airlines)(a)	343
188,800	Axiata Group Berhad (Wireless Telecommunication Services)(a)	268
2,900	British American Tobacco Berhad (Tobacco)	46
197,000	CIMB Group Holdings Berhad (Diversified Banks)	521
39,700	Genting Berhad (Casinos & Gaming)	128
69,800	Genting Malaysia Berhad (Casinos & Gaming)	77
11,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	63
55,600	Lafarge Malayan Cement Berhad (Construction Materials)	142
162,900	Malayan Banking Berhad (Diversified Banks)	464
146,600	PLUS Expressways Berhad (Highways & Railtracks)	198
48,500	Public Bank Berhad (Diversified Banks)	195

		2,445

	Mexico — 3.99%
90,800	Alfa SAB, Class - A (Industrial Conglomerates)	703
136,600	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	7,285
9,200	Coca-Cola Femsa SAB de CV - Sponsored ADR (Soft Drinks)	720
10,100	Desarrolladora Homex SA de CV - ADR (Homebuilding)(a)	327
29,000	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)	1,471
132,900	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	459
36,300	Grupo Bimbo SAB de CV - Series A (Packaged Foods & Meats)	265
265,400	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,007
678,700	Grupo Mexico SAB de CV - Series B (Diversified Metals & Mining)	1,956
104,200	Grupo Modelo SAB de CV - Series C (Brewers)	576
30,200	Grupo Televisa SA - Sponsored ADR (Broadcasting)	571
119,400	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	766

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Mexico (continued)
267,600	Mexichem SAB de CV (Commodity Chemicals)	$749
38,200	Urbi, Desarrollos Urbanos, SA de CV (Residential REITs)(a)	80
631,500	Wal-Mart de Mexico SAB de CV - Series V (Hypermarkets & Super Centers)	1,589

		18,524

	Netherlands — 0.10%
11,483	X5 Retail Group NV - Registered GDR (Food Retail)(a)	459

	Peru — 1.28%
69,400	Compania de Minas Buenaventura SA - Sponsored ADR (Precious Metals & Minerals)	3,135
24,600	Credicorp Ltd. (Diversified Banks)	2,802

		5,937

	Philippines — 0.81%
1,382,900	Ayala Land, Inc. (Diversified Real Estate Activities)	555
381,189	Bank of the Philippine Islands (Diversified Banks)	473
3,973,000	Energy Development Corp. (Independent Power Producers & Energy Traders)	551
161,700	First Philippine Holdings Corp. (Electric Utilities)	254
174,400	Metropolitan Bank & Trust Co. (Diversified Banks)	278
13,300	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	796
43,730	SM Investments Corp. (Industrial Conglomerates)	568
1,000,100	SM Prime Holdings, Inc. (Real Estate Operating Companies)	288

		3,763

	Poland — 0.92%
6,448	Bank Pekao SA (Diversified Banks)	382
19,309	KGHM Polska Miedz SA (Diversified Metals & Mining)	779
61,654	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)(a)	849
98,221	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)(a)	1,489
3,170	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	447
54,757	Telekomunikacja Polska SA (Integrated Telecommunication Services)	339

		4,285

	Russia — 8.14%
113,847	Federal Hydrogenerating Co. - ADR (Electric Utilities)(a)	586
109,242	Gazprom - Sponsored ADR (Integrated Oil & Gas)	2,293
350,907	Gazprom - Sponsored ADR (Integrated Oil & Gas)	7,352
55,753	Globaltrans Investment PLC - Sponsored GDR Registered (Railroads)	841
85,800	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	4,865

Shares	Security Description	Value (000)
	Russia (continued)
34,600	Mechel - Sponsored ADR (Steel)	$862
134,266	Mining and Metallurgical Co. Norilsk Nickel (Diversified Metals & Mining)	2,289
47,300	Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)	1,004
26,984	NovaTek OAO - Sponsored GDR Registered (Oil & Gas Exploration & Production)	2,318
32,631	Polymetal (Precious Metals & Minerals)(a)	506
282,431	Rosneft Oil Co. (Integrated Oil & Gas)	1,872
7,163,900	Rushydro (Electric Utilities)(a)	367
1,724,990	Sberbank (Diversified Banks)	4,839
109,707	Severstal (Diversified Metals & Mining)(a)	1,637
55,830	Sistema JSFC - Sponsored GDR Registered (Wireless Telecommunication Services)	1,507
2,540,764	Surgutneftegaz - Preferred (Integrated Oil & Gas)	1,246
33,290	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	1,042
18,200	VimpelCom, Ltd. - Sponsored ADR (Wireless Telecommunication Services)(a)	270
761,265,828	VTB Bank OJSC (Diversified Banks)	2,074

		37,770

	South Africa — 3.08%
19,414	ABSA Group Ltd. (Diversified Banks)	374
19,352	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	467
2,033	Anglo Platinum Ltd. (Precious Metals & Minerals)(a)	193
58,532	Aveng Ltd. (Construction & Engineering)	366
19,759	Bidvest Group Ltd. (Industrial Conglomerates)	418
11,765	Exxaro Resources Ltd. (Diversified Metals & Mining)	204
223,130	FirstRand Ltd. (Other Diversified Financial Services)	688
42,535	Gold Fields Ltd. (Gold)	645
174,703	Growthpoint Properties Ltd. (Specialized REITs)	430
17,735	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	459
24,870	Imperial Holdings Ltd. (Distributors)	405
42,866	Investec Ltd. (Diversified Capital Markets)	366
18,395	Kumba Iron Ore Ltd. (Steel)	959
229,245	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	476
95,383	MTN Group Ltd. (Wireless Telecommunication Services)	1,727
6,326	Naspers Ltd., N Shares (Cable & Satellite)	310
28,464	Remgro Ltd. (Multi-Sector Holdings)	446
105,349	RMB Holdings Ltd. (Other Diversified Financial Services)	574
117,932	Sanlam Ltd. (Life & Health Insurance)	446
30,855	Sappi Ltd. (Paper Products)(a)	159
27,033	Sasol Ltd. (Integrated Oil & Gas)	1,215
23,153	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	329
47,298	Standard Bank Group Ltd. (Diversified Banks)	754
88,487	Steinhoff International Holdings Ltd. (Home Furnishings)(a)	261
12,302	Tiger Brands Ltd. (Packaged Foods & Meats)	335

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	South Africa (continued)
1,665	Trans Hex Group Ltd. (Precious Metals & Minerals)(a)	$1
48,309	Truworths International Ltd. (Apparel Retail)	486
30,039	Vodacom Group Ltd. (Wireless Telecommunication Services)	299
136,402	Woolworths Holdings Ltd. (Department Stores)	530

		14,322

	South Korea — 10.58%
503	Amorepacific Corp. (Personal Products)	506
20,730	Daegu Bank (Regional Banks)	273
15,976	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,183
10,140	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	242
18,920	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	585
2,095	GLOVIS Co. Ltd. (Air Freight & Logistics)	280
19,383	GS Holdings (Oil & Gas Refining & Marketing)	938
30,360	Hana Financial Group, Inc. (Diversified Banks)	899
4,122	Honam Petrochemical Corp. (Commodity Chemicals)	768
5,480	Hyundai Department Store Co. Ltd. (Department Stores)	663
4,699	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,350
14,176	Hyundai Mobis (Auto Parts & Equipment)	3,196
28,313	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	3,800
9,203	Hyundai Steel Co. (Steel)	944
60,340	Industrial Bank of Korea (Diversified Banks)	826
52,490	Kangwon Land, Inc. (Casinos & Gaming)	1,142
972	KCC Corp. (Building Products)	313
48,150	Korea Exchange Bank (Diversified Banks)	583
1,581	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	434
29,210	KT Corp. (Integrated Telecommunication Services)	1,171
17,004	KT&G Corp. (Tobacco)	1,014
7,278	LG Chem Ltd. (Commodity Chemicals)	2,129
20,790	LG Corp. (Industrial Conglomerates)	1,504
38,150	LG Display Co. Ltd. (Electronic Components)	1,318
3,009	LG Household & Health Care Ltd. (Household Products)	1,111
7,236	POSCO (Steel)	3,275
15,935	Samsung Electronics Co. Ltd. (Semiconductors)	10,860
3,827	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	1,870
6,889	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,178
64,390	Shinhan Financial Group Co. Ltd. (Diversified Banks)	2,465

Shares	Security Description	Value (000)
	South Korea (continued)
4,878	SK Holdings Co. Ltd. (Industrial Conglomerates)	$507
9,458	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,423
9,530	Woongjin Coway Co. Ltd. (Household Appliances)	371

		49,121

	Taiwan — 4.02%
286,256	Acer, Inc. (Computer Hardware)	728
130,888	Advanced Semiconductor Engineering, Inc. (Semiconductors)	106
247,210	Asia Cement Corp. (Construction Materials)	252
17,700	Asustek Computer, Inc. (Computer Storage & Peripherals)	127
642,000	AU Optronics Corp. (Electronic Components)(a)	666
58,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	134
280,850	Cathay Financial Holding Co. Ltd. (Life & Health Insurance)	429
446,480	China Steel Corp. (Steel)	462
754,616	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	476
251,636	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	564
112,557	Compal Electronics, Inc. (Computer Hardware)	135
192,000	Coretronic Corp. (Electronic Equipment & Instruments)	295
135,000	Delta Electronics, Inc. (Electronic Components)	564
457,400	Far Eastern New Century Corp. (Industrial Conglomerates)	630
74,000	Farglory Land Development Co. Ltd. (Real Estate Development)	180
276,125	First Financial Holding Co. Ltd. (Diversified Banks)	183
65,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	157
481,000	Formosa Plastics Corp. (Commodity Chemicals)	1,181
601,121	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	740
392,000	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	1,475
47,050	HTC Corp. (Computer Hardware)	1,068
61,107	MediaTek, Inc. (Semiconductors)	859
333,000	Mega Financial Holding Co. Ltd. (Diversified Banks)	224
47,639	Pegatron Corp. (Computer Storage & Peripherals)(a)	62
502,620	Pou Chen Corp. (Footwear)	440
185,000	Powertech Technology, Inc. (Semiconductors)	595
52,520	Silitech Technology Corp. (Electrical Components & Equipment)	156
599,000	Taiwan Cooperative Bank (Diversified Banks)	426
83,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	259
240,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	496
1,407,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	2,793

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Taiwan (continued)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
145,000	Tripod Technology Corp. (Electronic Components)	$555
63,000	U-Ming Marine Transport Corp. (Marine)	124
78,100	Uni-President Enterprises Corp. (Packaged Foods & Meats)	101
299,000	United Microelectronics Corp. (Semiconductors)	132
327,398	Wistron Corp. (Computer Hardware)	597
452,000	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	275

		18,646

	Thailand — 2.85%
313,800	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	983
244,700	Bangkok Bank Public Co. Ltd. (Diversified Banks)	1,259
9,800	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	233
41,450	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	978
374,000	BEC World Public Co. Ltd. (Broadcasting)	478
1,138,700	Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)	948
717,800	CP ALL Public Co. Ltd. (Department Stores)	1,000
423,300	Kasikornbank Public Co. Ltd. (Diversified Banks)	1,633
1,942,100	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	1,088
217,200	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	197
169,000	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	858
237,100	PTT Public Co. Ltd. (Integrated Oil & Gas)	2,322
100,700	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	175
100,600	The Siam Cement Public Co. Ltd. (Construction Materials)	1,104

		13,256

	Tokelau — 0.16%
48,849	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	763

	Turkey — 4.47%
350,095	Akbank TAS (Diversified Banks)	2,142
177,623	Arcelik AS (Household Appliances)	976
33,702	BIM Birlesik Magazalar AS (Food Retail)	973
270,323	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	1,402
364,984	Koc Holding AS (Industrial Conglomerates)	1,741
59,960	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,617
394,381	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	1,773
804,786	Turkiye Garanti Bankasi AS (Diversified Banks)	4,675
160,659	Turkiye Halk Bankasi AS (Diversified Banks)	1,489
604,945	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	2,573

Shares or Principal Amount (000)	Security Description	Value (000)
	Turkey (continued)
404,480	Yapi ve Kredi Bankasi AS (Diversified Banks)(a)	$1,398

		20,759

	United Kingdom — 0.05%
5,597	Anglo American PLC (Diversified Metals & Mining)	222

	United States — 0.58%
76,500	Southern Copper Corp. (Diversified Metals & Mining)	2,687

	Total SSgA Funds Management, Inc.	361,203

	Total Common Stocks	412,086

	Mutual Funds — 9.71%
	Boston Company Asset Management, LLC — 0.27%
6,120	iShares MSCI Emerging Markets Index	274
71,200	iShares MSCI Taiwan Index Fund	965

	Total Boston Company Asset Management, LLC	1,239

	SSgA Funds Management, Inc. — 9.44%
12,413,778	Alliance Money Market Fund Prime Portfolio, 0.15% (c)	12,414
11,291,144	Federated Prime Obligations Portfolio, 0.21% (c)	11,291
80,400	iShares MSCI Emerging Markets Index	3,599
363,900	Vanguard Emerging Markets ETF	16,521

	Total SSgA Funds Management, Inc.	43,825

	Total Mutual Funds	45,064

	Time Deposits — 2.66%
	Boston Company Asset Management, LLC — 2.66%
$12,324	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/10	12,324

	Total Time Deposits	12,324

	Total Investments (cost $423,945) — 101.14%	469,474
	Liabilities in excess of other assets — (1.14)%	(5,280)

	Net Assets — 100.00%	$464,194

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
145	FTSE/JSE TOP 40	$5,491	Dec-10	$172
125	H-Shares IDX Future	9,968	Oct-10	45
383	MSCI Taiwan Index Future	11,145	Oct-10	50

	Net Unrealized Appreciation/(Depreciation)			$267

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Currency Contracts

SSgA Funds Management, Inc.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/2010 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
301,672,500	Taiwan Dollar	Morgan Stanley	10/08/10	$9,460	$9,660	$200

	Total Currency Purchased			$9,460	$9,660	$200

	Net Unrealized Appreciation/(Depreciation)					$200

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.70%
	Wellington Management Company, LLP — 96.70%
	Australia — 2.98%
1,946,913	Alumina Ltd. (Aluminum)	$3,405
47,059	Newcrest Mining Ltd. (Gold)	1,804

		5,209

	Brazil — 3.52%
41,800	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	1,516
166,800	Vale SA - Sponsored ADR (Diversified Metals & Mining)	4,629

		6,145

	Canada — 16.63%
159,800	Cameco Corp. (Coal & Consumable Fuels)	4,431
34,900	Cameco Corp. (Coal & Consumable Fuels)	970
161,600	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	5,591
131,200	EnCana Corp. (Oil & Gas Exploration & Production)	3,966
22,300	First Quantum Minerals Ltd. (Diversified Metals & Mining)	1,697
199,000	Kinross Gold Corp. (Gold)	3,739
42,800	MEG Energy Corp. (Oil & Gas Exploration & Production)(a)	1,534
7,000	MEG Energy Corp. (Oil & Gas Exploration & Production)(a)	251
211,200	Suncor Energy, Inc. (Integrated Oil & Gas)	6,879

		29,058

	China — 3.42%
838,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	3,467
21,450	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	2,497

		5,964

	India — 1.58%
62,738	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)(b)	2,757

	Indonesia — 1.06%
7,774,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	1,852

	Italy — 4.20%
170,000	Eni SpA - Sponsored ADR (Integrated Oil & Gas)	7,341

	Russia — 3.35%
147,837	Gazprom - Sponsored ADR (Integrated Oil & Gas)	3,097
416,066	Rosneft Oil Co. - Sponsored GDR (Integrated Oil & Gas)(a)	2,758

		5,855

	South Africa — 6.18%
52,695	Anglo Platinum, Ltd. (Precious Metals & Minerals)(a)	5,004
75,700	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	3,500
151,505	Gold Fields Ltd. (Gold)	2,299

		10,803

	Spain — 2.22%
150,700	Repsol YPF SA - Sponsored ADR (Integrated Oil & Gas)	3,877

Shares or Principal Amount (000)	Security Description	Value (000)
	United Kingdom — 18.74%
97,185	Anglo American PLC (Diversified Metals & Mining)	$3,855
373,434	BG Group PLC (Integrated Oil & Gas)	6,561
135,672	BHP Billiton PLC (Diversified Metals & Mining)	4,315
170,500	BP PLC - Sponsored ADR (Integrated Oil & Gas)	7,020
83,092	Kazakhmys PLC (Diversified Metals & Mining)	1,895
88,391	Rio Tinto PLC (Diversified Metals & Mining)	5,166
66,900	Rio Tinto PLC - Sponsored ADR (Diversified Metals & Mining)	3,929

		32,741

	United States — 32.82%
176,200	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	3,991
50,600	Chevron Corp. (Integrated Oil & Gas)	4,101
118,600	CONSOL Energy, Inc. (Coal & Consumable Fuels)	4,383
87,500	Denbury Resources, Inc. (Oil & Gas Exploration & Production)(a)	1,390
42,400	Devon Energy Corp. (Oil & Gas Exploration & Production)	2,745
68,600	EOG Resources, Inc. (Oil & Gas Exploration & Production)	6,378
63,800	EQT Corp. (Gas Utilities)	2,301
188,700	Exxon Mobil Corp. (Integrated Oil & Gas)	11,660
46,100	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	3,937
55,500	Hess Corp. (Integrated Oil & Gas)	3,281
60,700	Peabody Energy Corp. (Coal & Consumable Fuels)	2,975
133,700	Southwestern Energy Co. (Oil & Gas Exploration & Production)(a)	4,471
75,300	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,439
102,200	Ultra Petroleum Corp. (Oil & Gas Exploration & Production)(a)	4,290

		57,342

	Total Wellington Management Company, LLP	168,944

	Total Common Stocks	168,944

	Mutual Fund — 4.05%
	Wellington Management Company, LLP — 4.05%
7,077,455	SSgA Prime Money Market Fund, 0.21% (c)	7,077
	Time Deposits — 0.22%
	Wellington Management Company, LLP — 0.22%
$387	State Street Liquidity Management Control System, 0.01%, 10/1/10	387

	Total Investments (cost $164,422) — 100.97%	176,408
	Liabilities in excess of other assets — (0.97)%	(1,699)

	Net Assets — 100.00%	$174,709

(a)	Represents non-income producing security.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 20.97%
$543	ASG Resecuritization Trust, Series 2009-3, Class A65 (a)(b)	5.44	3/26/37	$547
2,132	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB(b)	5.71	1/10/17	2,317
386	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4	5.49	10/10/17	404
969	Banc of America Funding Corp., Series 2009-R6, Class 3A1 (a)(b)	5.52	1/26/37	949
1,252	BCAP LLC Trust, Series 2009-RR2, Class A1 (a)(b)	5.46	1/21/38	1,266
984	BCAP LLC Trust, Series 2009-RR4, Class 2A1 (a)(b)	5.92	7/26/36	997
1,218	BCAP LLC Trust, Series 2009-RR4, Class 3A1 (a)(b)	5.36	4/26/37	1,223
689	BCAP LLC Trust, Series 2009-RR4, Class 9A1 (a)(b)	5.29	10/26/35	686
1,345	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1(b)	4.63	2/25/36	1,214
2,299	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1(b)	5.92	6/25/47	1,824
851	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	4.98	2/11/41	901
425	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4	5.54	9/11/41	465
600	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM(b)	5.58	9/11/41	594
1,275	Bear Stearns Commercial Mortgage Securities, Series 2007- PW17, Class AAB	5.70	6/11/50	1,386
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB(b)	5.91	6/11/40	1,639
925	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4(b)	5.69	6/11/50	999
1,306	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1(b)	5.29	12/25/35	1,155
1,500	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4	5.43	10/15/49	1,622
460	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.46	10/15/49	459
1,260	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4(b)	5.89	6/10/17	1,349
322	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1(b)	2.65	10/25/35	271
908	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1(b)	4.58	3/25/36	731
2,168	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A(b)	5.81	7/25/37	1,608
651	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 1A1 (a)(b)	5.60	6/25/37	662
1,166	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1 (a)(b)	0.61	7/25/36	1,066
753	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1 (a)(b)	0.51	7/25/36	682
1,840	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4(b)	5.89	11/15/44	1,989
530	Commercial Mortgage Pass-Through Certificate, Series 2005-C6, Class A5B(b)	5.17	7/10/15	534
590	Commercial Mortgage Pass-Through Certificate, Series 2006-C7, Class AM(b)	5.99	6/10/46	588
1,915	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4(b)	6.01	12/10/49	2,084
50	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	52
1,063	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	995
1,080	Credit Suisse Mortgage Capital Certificate, Series 2009-2R, Class 2A5 (a)(b)	5.49	6/26/37	1,087
2,425	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 25A1 (a)(b)	5.65	7/27/36	2,413
607	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 28A1 (a)(b)	5.38	8/27/37	604
1,655	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 30A1 (a)(b)	5.72	7/27/37	1,707
1,400	Credit Suisse Mortgage Capital Certificate, Series 2009-8R, Class 5A1 (a)(b)	5.98	5/26/37	1,458
265	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	270
889	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.20	6/26/35	892
967	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2(b)	5.45	1/25/37	798
1,064	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1(b)	5.84	5/25/37	802
370	GE Capital Commercial Mortgage Corp., Series 2001-1, Class C	6.97	5/15/33	378
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	470
679	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1(b)	5.37	11/19/35	651
594	Government National Mortgage Association, Series 2009-13, Class ND	4.50	2/16/33	627
1,405	Government National Mortgage Association, Series 2010-7, Class EA	5.00	6/16/38	1,535
2,205	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	2,324
825	GS Mortgage Securities Corp. II, Series 2001-GL3A, Class F919 (a)	6.82	8/5/18	859
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB(b)	6.00	8/10/45	2,033
858	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	734
865	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	722
762	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1 (a)(b)	3.31	7/25/35	737
1,343	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1(b)	5.70	7/25/37	1,090
1,602	Jefferies & Co., Series 2009-R9, Class 1A1 (a)(b)	5.76	8/26/46	1,622
1,960	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB(b)	5.92	2/12/49	2,124
1,580	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB20, Class A4(b)	5.79	2/12/51	1,700
1,110	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4(b)	6.01	6/15/49	1,147
1,220	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB(b)	6.01	6/15/49	1,316
792	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4(b)	5.88	2/15/51	831
688	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1(b)	5.70	8/25/36	524
1,236	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2(b)	5.76	1/25/37	1,013
501	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1(b)	5.33	6/25/37	404
910	JPMorgan Re-Remic, Series 2009-7, Class 13A1 (a)(b)	5.78	6/27/37	906

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,394	JPMorgan Re-Remic, Series 2009-7, Class 18A1 (a)(b)	5.69	11/27/36	$1,407
1,453	JPMorgan Re-Remic, Series 2009-7, Class 2A1 (a)(b)	6.00	2/27/37	1,470
1,755	JPMorgan Re-Remic, Series 2009-7, Class 5A1 (a)(b)	6.00	2/27/37	1,786
1,380	JPMorgan Re-Remic, Series 2009-8, Class A1 (a)(b)	5.39	4/20/36	1,400
128	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	127
324	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	338
110	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	99
825	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4(b)	4.86	8/12/39	867
600	Morgan Stanley Capital I, Series 2003-IQ5, Class C(b)	5.41	4/15/38	608
600	Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4A (a)(b)	6.00	4/12/17	656
350	Navistar Financial Corp. Owner Trust, Series 2010-A, Class B (a)	4.17	10/20/14	357
1,950	PRLM, Series WF-289, Class DW	4.00	10/1/30	1,959
1,000	Providian Master Note Trust, Series 2006-C1A, Class C1 (a)(b)	0.81	3/15/15	997
246	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	243
661	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 1A6	5.50	12/25/34	681
1,033	Sequoia Mortgage Trust, Series 2007-1, Class 2A1(b)	5.36	2/20/47	848
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4(b)	5.25	12/25/35	459
1,450	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4(b)	5.48	7/15/41	1,579
830	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	894
560	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.34	11/15/48	556
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB(b)	5.93	6/15/49	1,429
503	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14, Class 1A1(b)	4.97	12/25/35	482
2,097	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1(b)	5.19	1/25/37	1,621
355	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1(b)	5.45	12/25/36	265
1,180	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3(b)	5.75	3/25/37	995
675	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1(b)	5.26	3/25/37	572
1,747	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6(b)	5.45	7/25/36	1,410
342	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (a)(b)	5.30	6/26/35	336

	Total Collateralized Mortgage Obligations			91,477

	U.S. Government Agency Mortgages — 27.31%
2,555	Fannie Mae, Pool #1717 TBA	4.00	10/25/40	2,626
2,400	Fannie Mae, Pool #215 TBA	3.50	10/25/40	2,418
1,170	Fannie Mae, Pool #255321	5.50	7/1/24	1,260
384	Fannie Mae, Pool #255493	5.50	11/1/24	414
267	Fannie Mae, Pool #255550	5.50	12/1/24	287
472	Fannie Mae, Pool #256116	6.00	2/1/26	513
1,240	Fannie Mae, Pool #257238	5.00	6/1/28	1,310
1,560	Fannie Mae, Pool #52600 TBA	6.50	10/25/40	1,701
309	Fannie Mae, Pool #672512	5.50	12/1/32	328
1,099	Fannie Mae, Pool #725419	4.50	10/1/33	1,146
186	Fannie Mae, Pool #725456	5.00	5/1/34	197
762	Fannie Mae, Pool #728720	5.00	7/1/33	809
693	Fannie Mae, Pool #735230	5.00	8/1/20	739
266	Fannie Mae, Pool #741897	5.00	10/1/33	283
293	Fannie Mae, Pool #744131	6.50	12/1/24	320
688	Fannie Mae, Pool #745518	5.50	1/1/20	746
1,938	Fannie Mae, Pool #868691	6.00	4/1/36	2,093
573	Fannie Mae, Pool #888105	5.00	8/1/20	611
1,423	Fannie Mae, Pool #888367	7.00	3/1/37	1,586
498	Fannie Mae, Pool #889579	6.00	5/1/38	536
697	Fannie Mae, Pool #890101	6.00	2/1/39	756
2,531	Fannie Mae, Pool #890206	5.50	10/1/21	2,744
2,058	Fannie Mae, Pool #890234	6.00	10/1/38	2,221
186	Fannie Mae, Pool #919157	6.50	4/1/37	205
1,516	Fannie Mae, Pool #930768	4.00	3/1/29	1,578
665	Fannie Mae, Pool #943456	6.00	8/1/37	716
1,028	Fannie Mae, Pool #950300	6.00	8/1/37	1,117
697	Fannie Mae, Pool #959642	6.00	11/1/37	757
1,189	Fannie Mae, Pool #995199	6.00	5/1/37	1,291
1,195	Fannie Mae, Pool #995234	5.00	7/1/19	1,275
468	Fannie Mae, Pool #995879	6.00	4/1/39	504

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$855	Fannie Mae, Pool #AE1589	4.50	10/1/40	$891
625	Fannie Mae, Pool #AE4935	4.50	9/1/40	652
2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	2,330
1,495	Fannie Mae, Series 2005-101, Class ND	5.00	6/25/34	1,616
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,465
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,245
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	493
2,538	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	2,747
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,276
880	Fannie Mae, Series 2006-45, Class NW	5.50	1/25/35	969
2,625	Fannie Mae, Series 2006-63, Class QE	5.50	11/25/32	2,797
1,860	Fannie Mae, Series 2007-116, Class PB	5.50	8/25/35	2,080
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	718
1,340	Fannie Mae, Series 2008-68, Class VB	6.00	3/25/27	1,476
815	Fannie Mae, Series 2009-85, Class LC	4.50	10/25/49	874
3,060	Fannie Mae, Series 2009-86, Class PC	5.00	3/25/37	3,316
1,665	Fannie Mae, Series 2010-48, Class UB	5.00	6/25/36	1,804
1,633	Fannie Mae, Series 2010-87, Class HD	4.00	3/25/25	1,736
980	Fannie Mae, Series 2010-9, Class MD	5.00	2/25/38	1,068
34	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	37
651	Freddie Mac, Pool #A71283	6.50	1/1/38	710
1,180	Freddie Mac, Pool #C91293	5.00	3/1/30	1,243
892	Freddie Mac, Pool #E99582	5.00	9/1/18	952
784	Freddie Mac, Pool #G04701	6.00	1/1/38	845
1,180	Freddie Mac, Pool #G13774	5.50	12/1/20	1,275
1,010	Freddie Mac, Series 2, MTN	3.00	12/30/14	1,017
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,211
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	947
1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	1,607
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,286
1,765	Freddie Mac, Series 2759, Class GD	5.00	7/15/32	1,900
1,205	Freddie Mac, Series 2764, Class TE	5.00	10/15/32	1,302
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,494
1,845	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,981
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,356
1,400	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	1,511
1,545	Freddie Mac, Series 2864, Class NB	5.50	7/15/33	1,722
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,845
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	270
760	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	823
2,275	Freddie Mac, Series 2888, Class CG	5.00	8/15/33	2,462
1,035	Freddie Mac, Series 2891, Class LD	5.00	8/15/33	1,125
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,283
1,605	Freddie Mac, Series 2931, Class JE	5.00	3/15/33	1,741
1,810	Freddie Mac, Series 2937, Class JG	5.00	8/15/33	1,951
755	Freddie Mac, Series 2987, Class KG	5.00	12/15/34	819
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,478
1,915	Freddie Mac, Series 3026, Class GE	5.50	6/15/34	2,099
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,748
1,005	Freddie Mac, Series 3162, Class OD	6.00	6/15/35	1,126
570	Freddie Mac, Series 3211, Class HC	6.00	11/15/32	621
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	826
1,680	Freddie Mac, Series 3476, Class VB	5.50	2/15/27	1,835
1,105	Freddie Mac, Series 3659, Class BD	5.00	1/15/37	1,197
1,349	Freddie Mac, Series 3659, Class VG	5.00	9/15/34	1,478
1,545	Freddie Mac, Series 3677, Class KB	4.50	5/15/40	1,671
1,402	Freddie Mac, Series 3706, Class AB	3.50	7/15/20	1,475
1,105	Freddie Mac, Series 3715, Class PC	4.50	8/15/40	1,195

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,925	Freddie Mac, Series 3722, Class DW	4.00	9/15/30	$2,041

	Total U.S. Government Agency Mortgages			119,145

	U.S. Government Agency Securities — 0.99%
2,468	Fannie Mae	1.63	10/26/15	2,467
1,000	Fannie Mae	2.75	12/29/14	1,006
824	Tennessee Valley Authority	4.63	9/15/60	858

	Total U.S. Government Agency Securities			4,331

	Convertible Corporate Bond — 0.19%
1,055	Amgen, Inc. (Biotechnology) Callable 10/25/10 @ 78.13 (c)	1.34	3/1/32	816

	Total Convertible Corporate Bonds			816

	Corporate Bonds — 20.94%
380	21st Century Insurance (Insurance)	5.90	12/15/13	397
1,095	Advance Auto Parts, Inc. (Specialty Retail)	5.75	5/1/20	1,181
540	Affiliated Computer Services (IT Services)	5.20	6/1/15	587
1,000	AgriBank, FCB, Series AI (Commercial Banks) (a)	9.13	7/15/19	1,240
1,045	Airgas, Inc. (Chemicals) Callable 10/1/13 @ 103.56 (a)	7.13	10/1/18	1,152
1,350	Ameren Corp. (Electric Utilities)	8.88	5/15/14	1,564
320	Amerenenergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	321
660	American Honda Finance Corp., MTN (Diversified Financial Services) (a)	3.88	9/21/20	669
1,128	Appalachian Power Co., Series L (Electric Utilities)	5.80	10/1/35	1,191
955	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	995
1,615	Bank of America Corp. (Diversified Financial Services)	5.63	7/1/20	1,707
735	Bank of America Corp., MTN (Diversified Financial Services)	4.90	5/1/13	785
615	Bank of America Corp., Series L, MTN (Diversified Financial Services)	7.38	5/15/14	707
340	BellSouth Capital Funding Corp. (Diversified Telecommunication Services)	7.88	2/15/30	424
1,222	Blackstone Holdings Finance Co. LLC (Capital Markets) (a)	6.63	8/15/19	1,297
940	Boardwalk Pipelines LLC (Oil, Gas & Consumable Fuels)	5.75	9/15/19	1,042
1,865	Brocade Communications Systems, Inc. (Computers & Peripherals) Callable 1/15/13 @ 103.31	6.63	1/15/18	1,940
895	Chevron Phillips Chemical Co. LLC (Chemicals) (a)	7.00	6/15/14	1,035
105	Chevron Phillips Chemical Co. LLC (Chemicals) (a)	8.25	6/15/19	133
3,730	Citigroup, Inc. (Diversified Financial Services)	6.00	12/13/13	4,089
290	Citigroup, Inc. (Diversified Financial Services)	6.01	1/15/15	319
55	Comcast Corp. (Media)	6.50	1/15/17	65
585	Crown Castle Towers LLC (Wireless Telecommunication Services) (a)	4.17	8/15/17	597
1,625	Crown Castle Towers LLC (Wireless Telecommunication Services) (a)	6.11	1/15/20	1,795
2,458	CVS Caremark Corp. (Food & Staples Retailing) (b)	6.30	6/1/37	2,274
1,095	Dominion Resources, Inc. (Multi-Utilities) (b)	6.30	9/30/66	1,035
1,120	Dominion Resources, Inc., Series B (Multi-Utilities)	5.95	6/15/35	1,272
1,835	E.I. du Pont de Nemours & Co. (Chemicals)	3.63	1/15/21	1,864
965	Entergy Corp. (Electric Utilities)	3.63	9/15/15	974
805	Entergy Gulf States Louisiana LLC (Electric Utilities)	3.95	10/1/20	807
1,095	ERAC USA Finance Co. (Specialty Retail) (a)	6.20	11/1/16	1,243
965	Expedia, Inc. (Internet & Catalog Retail) Callable 7/1/12 @ 104.25	8.50	7/1/16	1,049
690	Farmers Exchange Capital (Diversified Financial Services) (a)	7.20	7/15/48	661
840	FPL Group Capital, Inc. (Electric Utilities)	2.55	11/15/13	861
1,895	General Electric Capital Corp., MTN (Diversified Financial Services)	4.38	9/16/20	1,902
425	General Electric Capital Corp., MTN (Diversified Financial Services)	6.88	1/10/39	488
335	General Electric Capital Corp., Series A (Industrial Conglomerates)	3.75	11/14/14	355
670	Goldman Sachs Group, Inc. (Capital Markets)	3.70	8/1/15	685
1,490	Goldman Sachs Group, Inc. (Diversified Financial Services)	7.50	2/15/19	1,773
1,090	Harsco Corp. (Industrial Conglomerates)	2.70	10/15/15	1,095
2,115	Health Care REIT, Inc. (Real Estate Investment Trusts)	4.70	9/15/17	2,137
1,035	Hess Corp. (Oil, Gas & Consumable Fuels)	5.60	2/15/41	1,080
2,000	Hewlett-Packard Co. (Computers & Peripherals)	6.13	3/1/14	2,311
295	HSBC Bank USA NA (Commercial Banks)	4.88	8/24/20	308
1,505	HSBC USA, Inc. (Commercial Banks)	5.00	9/27/20	1,504
660	Hyundai Capital America, Inc. (Diversified Financial Services) (a)	3.75	4/6/16	661
760	International Lease Finance Corp. (Diversified Financial Services) (a)	7.13	9/1/18	819
380	International Paper Co. (Paper & Forest Products) (d)	7.95	6/15/18	461

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$765	Jersey Central Power & Light Co. (Electric Utilities)	7.35	2/1/19	$950
895	JPMorgan Chase & Co. (Diversified Financial Services)	3.40	6/24/15	929
520	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	533
1,220	JPMorgan Chase & Co. (Diversified Financial Services)	6.30	4/23/19	1,414
495	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	6.00	2/1/17	558
950	Merrill Lynch & Co., Series D, MTN (Capital Markets)	6.88	4/25/18	1,066
2,025	MetLife Global Funding I (Insurance) (a)	2.50	9/29/15	2,029
620	MetLife Global Funding I (Insurance) (a)	5.13	6/10/14	688
845	Moody’s Corp. (Diversified Financial Services)	5.50	9/1/20	872
775	Morgan Stanley (Capital Markets)	4.75	4/1/14	809
800	Morgan Stanley, Series D, MTN (Capital Markets)	6.00	4/28/15	880
960	Morgan Stanley, Series F, MTN (Capital Markets)	6.63	4/1/18	1,064
835	Nationwide Mutual Insurance Co. (Real Estate Investment Trusts) (a)	9.38	8/15/39	986
950	Nucor Corp. (Metals & Mining)	6.40	12/1/37	1,137
1,500	Omnicom Group, Inc. (Media)	4.45	8/15/20	1,542
925	Oncor Electric Delivery Co. LLC (Electric Utilities) (a)	5.25	9/30/40	942
420	Pacific Gas & Electric Co. (Electric Utilities) Callable 7/1/20 @ 100.00	3.50	10/1/20	416
805	Penn Mutual Life Insurance Co. (Insurance) (a)	6.65	6/15/34	730
900	PP&L Capital Funding, Inc., Series A (Electric Utilities) (b)	6.70	3/30/67	855
1,025	Pride International, Inc. (Oil, Gas & Consumable Fuels)	6.88	8/15/20	1,116
820	Qwest Corp. (Diversified Telecommunication Services)	8.38	5/1/16	970
700	Raymond James Financial, Inc. (Capital Markets)	8.60	8/15/19	839
1,330	RenRe North America Holdings, Inc. (Diversified Financial Services)	5.75	3/15/20	1,382
400	Rohm & Haas Co. (Chemicals)	6.00	9/15/17	447
1,065	Rowan Cos., Inc. (Oil, Gas & Consumable Fuels)	5.00	9/1/17	1,100
1,310	Sara Lee Corp. (Food & Staples Retailing)	2.75	9/15/15	1,328
1,090	SBA Tower Trust (Electronic Equipment, Instruments & Components) (a)	4.25	4/15/15	1,159
1,305	SBA Tower Trust (Electronic Equipment, Instruments & Components) (a)	5.10	4/15/17	1,413
745	The Boeing Co. (Aerospace & Defense)	3.50	2/15/15	806
745	The Dow Chemical Co. (Chemicals)	5.90	2/15/15	831
720	Time Warner Cable, Inc. (Media)	6.95	1/15/28	837
1,695	Time Warner Cable, Inc. (Media)	8.25	4/1/19	2,188
490	Time Warner Entertainment Co. LP (Media)	10.15	5/1/12	555
265	Time Warner, Inc. (Media)	7.70	5/1/32	331
325	Trans-Allegheny Interstate Line Co. (Electric Utilities) (a)	4.00	1/15/15	337
235	Viacom, Inc. (Media)	6.13	10/5/17	274
180	Viacom, Inc. (Media)	6.25	4/30/16	211
1,045	Viacom, Inc. (Media)	6.88	4/30/36	1,227
620	Wells Fargo Bank NA (Commercial Banks)	5.95	8/26/36	644
279	Wisconsin Energy Corp. (Multi-Utilities) (b)	6.25	5/15/67	266
1,570	WPS Resources Corp. (Electric Utilities) (b)	6.11	12/1/66	1,444
335	Xerox Corp., MTN (Office Electronics)	7.20	4/1/16	394

	Total Corporate Bonds			91,350

	Asset Backed Securities — 5.11%
1,000	Ally Master Owner Trust, Series 2010-1, Class A (a)(b)	2.01	1/15/15	1,020
1,300	Ally Master Owner Trust, Series 2010-2, Class A (a)	4.25	4/15/17	1,413
1,200	Ally Master Owner Trust, Series 2010-3, Class A (a)	2.88	4/15/13	1,238
2,200	Ally Master Owner Trust, Series 2010-4, Class A(b)	1.33	8/15/15	2,193
920	Bank of America Credit Card Trust, Series 2007-B3, Class B3(b)	0.46	8/15/16	897
700	Capital One Multi-Asset Execution Trust, Series 2006-A11, Class A11(b)	0.35	6/17/19	676
1,500	Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1(b)	0.54	1/15/19	1,411
28	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	27
2,250	CPS Auto Trust, Series 2010-A, Class A (a)	2.89	2/15/13	2,225
650	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB4, Class AF3(b)	5.33	8/25/35	664
2,200	Discover Card Master Trust, Series 2010-A2, Class A2(b)	0.84	3/15/18	2,205
1,500	Ford Credit Auto Owner Trust, Series 2010-B, Class C	2.77	5/15/16	1,529
1,895	Ford Credit Floorplan Master Owner Trust A, Series 2010-3, Class A1 (a)	4.20	2/15/17	2,059
1,000	Ford Credit Floorplan Master Owner Trust A, Series 2010-5, Class A1	1.50	9/15/15	1,000
14	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/26	14
850	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1	4.45	8/15/16	921
400	World Financial Network Credit Card Master Note Trust, Series 2006-A, Class M (a)(b)	0.47	2/15/17	377

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities (continued)
$557	World Financial Network Credit Card Master Note Trust, Series 2009-D, Class A	4.66	5/15/17	$595
880	World Financial Network Credit Card Master Note Trust, Series 2010-A, Class A	3.96	4/15/19	913
880	World Financial Network Credit Card Master Note Trust, Series 2010-A, Class M	5.20	4/15/19	913

	Total Asset Backed Securities			22,290

	Taxable Municipal Bonds — 2.78%
970	Bay Area Toll Authority California Bridge Revenue, Series S1	7.04	4/1/50	1,068
290	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	292
1,080	Chicago Illinois Transit Authority Sales Tax Receipts Revenue, Series B	6.20	12/1/40	1,092
1,045	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,055
1,115	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,165
945	Metropolitan Transportation Authority New York Dedicated Tax Federal Revenue, Series A2	6.09	11/15/40	998
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	822
1,475	Missouri State Highways & Transit Commission State Road Revenue	5.45	5/1/33	1,580
1,295	Municipal Electic Authority of Georgia Revenue, Series A	6.64	4/1/57	1,392
1,360	New York City Municipal Water Finance Authority Water & Sewer System Revenue	5.44	6/15/43	1,420
220	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	239
975	Southern California Public Power Authority Power Project Revenue	5.94	7/1/40	1,006

	Total Taxable Municipal Bonds			12,129

	U.S. Treasury Obligations — 17.46%
11,918	U.S. Treasury Bond	4.38	5/15/40	13,385
32,820	U.S. Treasury Note	0.38	9/30/12	32,784
10,970	U.S. Treasury Note	0.75	9/15/13	11,006
1,671	U.S. Treasury Note	1.25	8/31/15	1,671
2,064	U.S. Treasury Note	1.38	2/15/13	2,105
320	U.S. Treasury Note	1.75	7/31/15	328
2,934	U.S. Treasury Note	2.63	8/15/20	2,962
787	U.S. Treasury Note	3.25	3/31/17	858
10,210	U.S. Treasury Note	3.50	5/15/20	11,083

	Total U.S. Treasury Obligations			76,182

	Yankee Dollars — 7.50%
1,265	ANZ National International Ltd. (Commercial Banks) (a)	3.13	8/10/15	1,281
1,120	BP Capital Markets PLC (Diversified Financial Services)	3.13	10/1/15	1,126
1,985	Caisse Centrale Desjardins (Diversified Financial Services) (a)	2.65	9/16/15	2,012
1,065	Coca-Cola Amatil Ltd. (Beverages) (a)	3.25	11/2/14	1,103
2,005	EDP Finance BV (Electric Utilities) (a)	5.38	11/2/12	2,083
313	EDP Finance BV (Electric Utilities) (a)	6.00	2/2/18	322
687	Enel Finance International (Electric Utilities) (a)	6.25	9/15/17	779
2,065	Groupe BPCE (Commercial Banks) (a)	2.38	10/4/13	2,062
1,045	Hutchison Whampoa International Ltd. (Industrial Conglomerates) (a)	5.75	9/11/19	1,161
1,600	Irish Life & Permanent Group Holdings PLC (Diversified Financial Services) (a)	3.60	1/14/13	1,512
565	Korea Gas Corp. (Gas Utilities) (a)	6.00	7/15/14	627
700	National Australia Bank (Commercial Banks) (a)	2.75	9/28/15	703
395	National Australia Bank (Commercial Banks) (a)	5.35	6/12/13	433
935	Noble Holding International Ltd. (Oil, Gas & Consumable Fuels)	6.20	8/1/40	1,034
1,100	Nordea Bank AB (Commercial Banks) (a)	1.75	10/4/13	1,100
1,035	Petro-Canada (Oil, Gas & Consumable Fuels)	6.05	5/15/18	1,205
1,060	Petronas Global Sukuk Ltd. (Oil, Gas & Consumable Fuels) (a)	4.25	8/12/14	1,120
1,165	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.88	7/15/13	1,298
950	Rio Tinto Finance USA Ltd. (Metals & Mining)	6.50	7/15/18	1,146
880	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	1,038
1,105	Shell International Finance BV (Energy Equipment & Services)	3.10	6/28/15	1,163
645	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	707
530	Teck Resources Ltd. (Metals & Mining) Callable 2/15/40 @ 100.00	6.00	8/15/40	556
825	Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Pharmaceuticals)	3.00	6/15/15	863
1,120	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,175
1,035	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels)	3.80	10/1/20	1,058
725	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels) (b)	6.35	5/15/67	678
511	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels)	6.50	8/15/18	625
915	Westpac Banking Corp. (Commercial Banks)	3.00	8/4/15	934

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,800	Woolworths Ltd. (Food & Staples Retailing) (a)	2.55	9/22/15	$1,822

	Total Yankee Dollars			32,726

	Mutual Fund — 4.61%
20,138,735	SSgA Prime Money Market Fund	0.16		20,139

	Total Mutual Funds			20,139

	Total Investments (cost $457,110) — 107.86%			470,585

	Liabilities in excess of other assets — (7.86)%			(34,292)

	Net Assets — 100.00%			$436,293

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
(c)	Zero Coupon Security. Effective rate shown is as of September 30, 2010.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2010.

AMBAC	–	American Municipal Bond Assurance Corporation
AMT	–	Alternative Minimum Tax
FGIC	–	Financial Guaranty Insurance Company
FSA	–	Financial Security Assurance, Inc.
GO	–	General Obligation
MTN	–	Medium Term Note
RB	–	Revenue Bond
TBA	–	Security is subject to delayed delivery. (See Note 2 in Notes to Portfolio of Investments).

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 12.28%
$262	American Home Mortgage Assets, Series 2006-6, Class A1A(a)	0.45	12/25/46	$141
1,490	Arkle Master Issuer PLC, Series 2010-1A, Class 2A (a)(b)	1.52	5/17/60	1,484
635	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	643
1,328	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,393
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4(a)	5.22	11/10/42	1,374
115	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class AM	5.45	9/10/16	105
900	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(a)	5.84	7/10/12	945
191	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	195
1,439	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,473
449	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1(a)	5.41	11/25/34	427
130	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM(a)	5.45	12/15/15	130
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4(a)	6.29	12/10/49	1,566
360	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4(a)	5.89	11/15/44	389
1,501	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,200
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4(a)	6.01	12/10/49	2,117
254	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1(a)	1.35	8/25/46	121
452	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1(a)	0.44	2/20/47	253
748	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1(a)	0.45	3/20/47	408
654	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	566
288	Countrywide Home Loans, Series 2006-0A5, Class 2A1(a)	0.46	4/25/46	167
275	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	226
550	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2(a)	5.45	1/15/49	565
1,830	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3	6.13	4/15/37	1,925
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,744
160	Deutsche Bank Alternative Securities, Inc., Series 2006-0A1, Class A1(a)	0.46	2/25/47	102
6,900	Fannie Mae, Series 2010-118, Class YB(a)	6.24	10/25/40	798
4,894	Fannie Mae, Series 2010-64, Class AS(a)	6.24	6/25/40	567
955	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	967
845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K003, Class A3	4.32	12/25/15	929
200	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM(a)	5.29	11/10/45	196
950	Government National Mortgage Association, Series 2006-69, Class SA(a)	6.54	12/20/36	107
1,760	Government National Mortgage Association, Series 2007-27, Class S(a)	6.24	5/20/37	185
1,225	Government National Mortgage Association, Series 2007-36, Class SA(a)	6.21	6/20/37	142
2,432	Government National Mortgage Association, Series 2007-9, Class BI(a)	6.56	3/20/37	273
5,472	Government National Mortgage Association, Series 2009-106, Class KS (a)(c)	6.14	11/20/39	555
2,269	Government National Mortgage Association, Series 2009-106, Class SU(a)	5.94	5/20/37	238
2,585	Government National Mortgage Association, Series 2009-110, Class CS(a)	6.11	11/16/39	253
2,939	Government National Mortgage Association, Series 2009-16, Class SL(a)	7.08	1/20/37	339
5,086	Government National Mortgage Association, Series 2009-33, Class SK(a)	6.14	5/20/39	487
3,400	Government National Mortgage Association, Series 2009-66, Class US(a)	5.72	8/16/39	304
2,418	Government National Mortgage Association, Series 2009-88, Class SK(a)	5.97	10/16/39	257
1,495	Government National Mortgage Association, Series 2009-93, Class SM(a)	5.79	10/16/39	131
2,146	Government National Mortgage Association, Series 2009-93, Class SN(a)	5.79	10/16/39	188
2,110	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4(a)	4.80	8/10/42	2,250
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	1,031
767	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1(a)	2.91	8/25/34	730
640	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1(a)	5.19	11/25/35	620
466	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A(a)	0.47	11/19/36	296
603	Homebanc Mortgage Trust, Series 2005-4, Class A1(a)	0.53	10/25/35	445
704	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	707
231	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	237
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	237
1,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2(a)	5.99	6/15/49	1,567
142	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	135
95	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	89
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
1,398	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,418
865	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	911
140	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM(a)	6.10	6/15/38	140
140	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	11/15/38	138
276	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	268
600	Morgan Stanley Capital I, Series 2007-IQ15, Class A2(a)	6.04	8/11/12	633
999	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,014

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,755	Station Place Securitization Trust, Series 2009-1, Class A (a)(b)	1.76	12/29/10	$1,746
383	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1(a)	0.58	10/25/35	256
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	949
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4(a)	5.43	12/15/44	929
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.57	10/15/48	858
425	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4(a)	2.79	8/25/35	373
334	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A(a)	1.16	5/25/47	214
382	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1(a)	5.98	9/25/36	353

	Total Collateralized Mortgage Obligations			45,119

	U.S. Government Agency Mortgages — 36.90%
73	Fannie Mae STRIP, Series 317, Class 1, PO (c)	—	12/1/31	61
5,800	Fannie Mae, 15 YR TBA	4.00	10/25/25	6,054
1,900	Fannie Mae, 15 YR TBA	5.00	11/25/25	2,012
2,000	Fannie Mae, 15 YR TBA	5.50	10/25/25	2,151
3,000	Fannie Mae, 30 YR TBA	3.50	10/25/40	3,022
9,000	Fannie Mae, 30 YR TBA	4.00	10/25/40	9,250
2,100	Fannie Mae, 30 YR TBA	4.50	10/25/40	2,187
6,400	Fannie Mae, 30 YR TBA	5.00	10/25/40	6,736
13,200	Fannie Mae, 30 YR TBA	6.00	10/25/40	14,178
5,400	Fannie Mae, 30 YR TBA	6.50	10/25/40	5,888
13	Fannie Mae, Pool #124836	10.00	5/1/22	15
4	Fannie Mae, Pool #124911	10.00	3/1/16	4
4	Fannie Mae, Pool #190535	11.00	1/1/16	4
5	Fannie Mae, Pool #252259	5.50	2/1/14	5
4,973	Fannie Mae, Pool #254693	5.50	4/1/33	5,344
19	Fannie Mae, Pool #303406	10.00	2/1/25	22
2	Fannie Mae, Pool #313033	10.00	7/1/17	2
5	Fannie Mae, Pool #313328	10.00	7/1/18	6
26	Fannie Mae, Pool #323354	6.00	11/1/28	29
11	Fannie Mae, Pool #357776	5.50	4/1/20	12
2	Fannie Mae, Pool #359461	10.50	12/1/17	2
34	Fannie Mae, Pool #378141	10.00	4/1/19	38
18	Fannie Mae, Pool #397120	10.00	5/1/21	19
49	Fannie Mae, Pool #482513	5.50	1/1/14	53
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
135	Fannie Mae, Pool #555531	5.50	6/1/33	145
131	Fannie Mae, Pool #580515	5.50	4/1/16	142
41	Fannie Mae, Pool #610995	5.50	11/1/16	44
108	Fannie Mae, Pool #617271	5.50	1/1/17	117
3,408	Fannie Mae, Pool #725027	5.00	11/1/33	3,619
174	Fannie Mae, Pool #725162	6.00	2/1/34	191
4,524	Fannie Mae, Pool #725205	5.00	3/1/34	4,798
2,102	Fannie Mae, Pool #725589	5.00	7/1/34	2,228
373	Fannie Mae, Pool #725704	6.00	8/1/34	410
3,798	Fannie Mae, Pool #735504	6.00	4/1/35	4,174
1,329	Fannie Mae, Pool #735912	5.50	10/1/35	1,424
965	Fannie Mae, Pool #819432(a)	2.72	3/1/35	1,010
676	Fannie Mae, Pool #836428	5.50	10/1/35	723
1,101	Fannie Mae, Pool #838926	5.50	8/1/35	1,177
353	Fannie Mae, Pool #842993	6.00	10/1/35	380
1,745	Fannie Mae, Pool #889441	5.50	5/1/38	1,856
6,038	Fannie Mae, Pool #889692	5.50	5/1/38	6,424
1,311	Fannie Mae, Pool #889995	5.50	9/1/38	1,395
1,975	Fannie Mae, Pool #950829	6.00	11/1/37	2,162
655	Fannie Mae, Pool #959487	5.50	12/1/37	708
2,410	Fannie Mae, Pool #960584	5.50	1/1/38	2,564
2,173	Fannie Mae, Pool #961545	5.50	2/1/38	2,312
1,072	Fannie Mae, Pool #968080	5.50	2/1/38	1,148
4,680	Fannie Mae, Pool #995018	5.50	6/1/38	4,989
2,825	Fannie Mae, Pool #995024	5.50	8/1/37	3,030
2,464	Fannie Mae, Pool #995320	4.50	12/1/20	2,593

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,120	Fannie Mae, Pool #995604(a)	3.46	11/1/35	$1,179
3,870	Fannie Mae, Pool #AE0271	5.00	8/1/40	4,077
11,990	Fannie Mae, Pool #AE0349	6.00	4/1/40	12,901
1,889	Fannie Mae, Series 2009-70, Class NT	4.00	8/25/19	1,990
410	Freddie Mac	5.00	2/16/17	481
700	Freddie Mac, 30 YR TBA	5.00	10/15/40	735
100	Freddie Mac, 30 YR TBA	5.50	10/15/40	106
4	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	5
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	17
21	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	22
13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	14
21	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	21
52	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	56
60	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	65
19	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	20
4	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	5
44	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	47
61	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	66
2	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	2
29	Freddie Mac, Pool #170199	9.50	10/1/16	33
1,080	Freddie Mac, Pool #1G2511(a)	5.36	5/1/36	1,132
840	Freddie Mac, Pool #1J1882(a)	5.59	10/1/38	900
1	Freddie Mac, Pool #360019	10.50	12/1/17	1
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
1,400	Government National Mortgage Association, 30 YR TBA	5.50	10/15/40	1,505
600	Government National Mortgage Association, 30 YR TBA	5.50	10/20/40	644
100	Government National Mortgage Association, 30 YR TBA	6.00	11/15/40	108
2,000	Government National Mortgage Association, 30 YR TBA	6.50	10/15/40	2,199
4	Government National Mortgage Association, Pool #112784	12.00	2/15/14	4
7	Government National Mortgage Association, Pool #488233	6.00	4/15/29	8
3	Government National Mortgage Association, Pool #497630	6.00	2/15/29	3
5	Government National Mortgage Association, Pool #58625	12.00	11/15/12	5
119	Government National Mortgage Association, Pool #604791	5.50	11/15/33	128
8	Government National Mortgage Association, Pool #780315	9.50	12/15/17	9
4	Government National Mortgage Association, Pool #780384	11.00	12/15/17	5
22	Government National Mortgage Association, Pool #780554	10.00	5/15/19	25
5	Government National Mortgage Association, Pool #780609	9.50	9/15/22	5
4	Government National Mortgage Association, Pool #80094(a)	3.63	7/20/27	5
8	Government National Mortgage Association, Pool #80114(a)	3.63	9/20/27	9
16	Government National Mortgage Association, Pool #80123(a)	3.13	10/20/27	16
11	Government National Mortgage Association, Pool #80137(a)	3.13	11/20/27	11
3	Government National Mortgage Association, Pool #80145(a)	3.13	12/20/27	3
5	Government National Mortgage Association, Pool #80156(a)	3.38	1/20/28	5
14	Government National Mortgage Association, Pool #8585(a)	3.38	1/20/25	15
38	Government National Mortgage Association, Pool #8595(a)	3.38	2/20/25	39
11	Government National Mortgage Association, Pool #8611(a)	3.38	3/20/25	12
20	Government National Mortgage Association, Pool #8621(a)	3.38	4/20/25	20
38	Government National Mortgage Association, Pool #8631(a)	3.38	5/20/25	39
13	Government National Mortgage Association, Pool #8644(a)	3.38	6/20/25	13
11	Government National Mortgage Association, Pool #8664(a)	3.63	7/20/25	11

	Total U.S. Government Agency Mortgages			135,581

	U.S. Government Agency Securities — 1.44%
3,100	Fannie Mae	5.13	1/2/14	3,439
1,485	Federal Home Loan Bank	5.63	6/13/16	1,658
160	Small Business Administration	4.50	2/1/14	168
42	Small Business Administration	4.52	2/10/13	44

	Total U.S. Government Agency Securities			5,309

	Corporate Bonds — 15.60%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	1,088
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	458

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,835	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	$2,944
325	AT&T, Inc. (Diversified Telecommunication Services)	6.50	9/1/37	376
690	Bank of America Corp. (Diversified Financial Services)	5.63	7/1/20	729
110	Bank of America Corp. (Diversified Financial Services)	5.75	12/1/17	118
65	Bear Stearns Co., Inc. (Capital Markets)	6.95	8/10/12	72
150	Belvoir Land LLC (Diversified Financial Services) (b)	5.27	12/15/47	127
60	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.88	8/1/97	73
560	Burlington Northern Santa Fe Corp. (Road & Rail) Callable 11/1/39 @ 100.00	5.75	5/1/40	618
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	296
575	Chubb Corp. (Insurance) Callable 4/15/17 @ 100.00 (a)	6.38	3/29/67	566
580	Citigroup, Inc. (Diversified Financial Services)	4.75	5/19/15	610
630	Citigroup, Inc. (Diversified Financial Services)	5.38	8/9/20	652
450	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	9.46	11/15/22	635
350	Comcast Corp. (Media)	6.40	3/1/40	389
189	Comcast Corp. (Media)	6.95	8/15/37	222
2,725	Cornell University (Commercial Services & Supplies)	4.35	2/1/14	2,995
625	Cox Communications, Inc. (Media) (b)	8.38	3/1/39	839
1,570	Crown Castle Towers LLC (Wireless Telecommunication Services) (b)	6.11	1/15/20	1,734
230	DirecTV Holdings/Finance (Media)	6.00	8/15/40	238
500	Discovery Communications, Inc. (Communications Equipment)	3.70	6/1/15	530
450	Enterprise Products Operation LP (Commercial Banks)	6.13	10/15/39	484
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	206
515	General Electric Capital Corp. (Diversified Financial Services)	2.13	12/21/12	531
910	General Electric Capital Corp., MTN (Diversified Financial Services)	4.38	9/16/20	913
1,525	General Electric Capital Corp., MTN (Diversified Financial Services)	5.50	1/8/20	1,668
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.00	9/28/12	1,850
665	Goldman Sachs Capital II (Capital Markets) Callable 6/1/12 @ 100.00 (a)	5.79	12/29/49	564
780	Goldman Sachs Group, Inc. (Diversified Financial Services)	3.70	8/1/15	798
960	Goldman Sachs Group, Inc. (Capital Markets)	5.25	10/15/13	1,043
510	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.00	6/15/20	561
1,300	Goldman Sachs Group, Inc., MTN (Diversified Financial Services)	5.38	3/15/20	1,370
375	International Paper Co. (Paper & Forest Products)	7.30	11/15/39	420
200	Irwin Land LLC (Diversified Financial Services) (b)	5.03	12/15/25	190
290	Irwin Land LLC (Diversified Financial Services) (b)	5.30	12/15/35	251
1,095	JPMorgan Chase & Co., Series 1 (Diversified Financial Services) Callable 4/30/18 @ 100.00 (a)	7.90	4/29/49	1,173
1,075	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	7/5/17	1,217
495	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	10/1/17	562
530	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	5.30	9/15/20	571
1,170	Kraft Foods, Inc. (Food Products)	5.38	2/10/20	1,307
365	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	427
825	Lehman Brothers Holdings (Diversified Financial Services) (d)	6.75	12/28/17	—
465	Life Technologies Corp. (Health Care Technology)	6.00	3/1/20	527
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (a)	6.05	4/20/67	349
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	134
1,300	Merck & Co., Inc. (Pharmaceuticals)	4.00	6/30/15	1,438
2,820	MetLife Global Funding I (Insurance) (b)	2.50	1/11/13	2,888
675	MetLife Global Funding I (Insurance) (b)	2.88	9/17/12	696
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	1,034
530	MetLife Global Funding I (Insurance) (b)	5.13	6/10/14	588
250	MetLife, Inc. (Insurance)	5.88	2/6/41	272
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	562
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	390
390	Morgan Stanley (Capital Markets)	4.00	7/24/15	397
1,690	Morgan Stanley (Capital Markets)	4.20	11/20/14	1,752
630	Morgan Stanley, Series F, MTN (Capital Markets)	5.63	9/23/19	656
770	Morgan Stanley, Series G, MTN (Capital Markets) (a)	2.88	5/14/13	785
965	NBC Universal (Media) (b)	4.38	4/1/21	977
710	NBC Universal (Media) (b)	5.15	4/30/20	767
40	New Jersey Bell Telephone (Construction & Engineering)	7.85	11/15/29	47
210	News America Holdings (Media)	8.15	10/17/36	264
55	News America Holdings (Media)	8.45	8/1/34	73
225	News America Holdings (Media)	8.50	2/23/25	286
110	News America, Inc. (Media)	7.63	11/30/28	132

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$150	Ohana Military Communities LLC (Diversified Financial Services) (b)	6.19	4/1/49	$150
960	Philip Morris International, Inc. (Tobacco)	4.50	3/26/20	1,047
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	531
60	Phillips Petroleum Co. (Energy Equipment & Services)	7.00	3/30/29	72
1,170	Prudential Financial Inc., Series D, MTN (Thrifts & Mortgage Finance)	4.75	9/17/15	1,265
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (c)	6.39	7/15/18	62
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) (c)	6.40	10/15/18	61
740	Rockies Express Pipeline (Oil, Gas & Consumable Fuels) (b)	3.90	4/15/15	740
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	237
415	Stanford University (Diversified Consumer Services)	4.25	5/1/16	465
515	Teachers Insurance And Annuity (Insurance) (b)	6.85	12/16/39	634
350	Time Warner Cable, Inc. (Media)	5.00	2/1/20	375
210	Time Warner, Inc. (Media)	4.70	1/15/21	223
140	Time Warner, Inc. (Media)	6.10	7/15/40	151
300	Time Warner, Inc. (Media)	6.63	5/15/29	340
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)	6.25	3/15/37	576
30	Turner Broadcasting Co. (Media)	8.38	7/1/13	35
900	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	904
1,497	Verizon Communications, Inc. (Diversified Telecommunication Services)	8.75	11/1/18	2,037

	Total Corporate Bonds			57,334

	Foreign Bonds — 0.23%
610	Globaldrive BV, Series 2008-2, Class A (Automobiles) (b)(e)	4.00	10/20/16	843

	Total Foreign Bonds			843

	Asset Backed Securities — 6.39%
1,308	321 Henderson Receivables LLC., Series 2010-1A, Class A (b)	5.56	7/15/59	1,423
2,650	Bank of America Auto Trust, Series 2009-2A, Class A3 (b)	2.13	9/15/13	2,687
340	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5(a)	0.32	1/15/16	337
470	Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8(a)	0.39	8/15/14	470
1,345	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2(a)	0.41	1/25/37	938
418	DT Auto Owner Trust, Series 2007-A, Class A3 (a)(b)	5.60	3/15/13	423
2,080	Ford Credit Auto Owner Trust, Series 2009-A, Class A4	6.07	12/15/12	2,272
1,000	GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A (b)	4.25	5/15/11	1,007
1,760	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	2.79	1/15/13	1,787
2,385	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3	2.31	5/15/13	2,419
10	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A(a)	0.38	4/25/37	10
845	Nissan Auto Lease Trust, Series 2009-B, Class A3	2.07	1/15/15	854
845	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2 (b)	1.37	8/15/13	848
660	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (b)	1.83	11/17/14	667
330	Santander Drive Auto Receivables Trust, Series 2010-A, Class A4 (b)	2.39	6/15/17	336
1,630	SLM Student Loan Trust, Series 2008-5, Class A2(a)	1.60	10/25/16	1,655
1,610	SLM Student Loan Trust, Series 2008-5, Class A3(a)	1.80	1/25/18	1,666
2,170	SLM Student Loan Trust, Series 2008-5, Class A4(a)	2.20	7/25/23	2,272
923	SLM Student Loan Trust, Series 2010-C, Class A1 (a)(b)	1.93	12/15/17	923
490	USAA Auto Owner Trust, Series 2008-3, Class A3	4.28	10/15/12	495

	Total Asset Backed Securities			23,489

	Municipal Bonds — 1.86%
	California — 1.15%
1,750	California State, GO	6.65	3/1/22	1,948
980	California State, GO	7.30	10/1/39	1,037
370	California State, GO	7.35	11/1/39	395
370	California State, GO	7.50	4/1/34	403
430	University of California, RB	5.95	5/15/45	436

	Total California			4,219

	Illinois — 0.07%
250	Chicago Illinois O’Hare International Airport, RB	6.40	1/1/40	266
	New Jersey — 0.49%
1,250	New Jersey State Transportation Trust Fund Authority, RB, Series B	6.56	12/15/40	1,407

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Jersey (continued)
$350	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	$379

	Total New Jersey			1,786

	New York — 0.15%
525	New York State Dormitory Authority State Personal Income Tax, RB	5.63	3/15/39	549

	Total Municipal Bonds			6,820

	U.S. Treasury Obligations — 3.34%
785	U.S. Treasury Bond	3.88	8/15/40	811
3,684	U.S. Treasury Bond	4.38	5/15/40	4,138
200	U.S. Treasury Bond	4.50	8/15/39	229
1,500	U.S. Treasury Bond	7.25	8/15/22	2,175
2,270	U.S. Treasury Bond	8.00	11/15/21	3,424
25	U.S. Treasury Note	0.38	8/31/12	25
65	U.S. Treasury Note	0.38	9/30/12	65
10	U.S. Treasury Note	0.63	7/31/12	10
455	U.S. Treasury Note	1.25	9/30/15	454
919	U.S. Treasury Note	2.63	8/15/20	928

	Total U.S. Treasury Obligations			12,259

	Yankee Dollars — 10.85%
1,325	Achmea Hypotheekbank NV (Commercial Banks) (b)	3.20	11/3/14	1,408
280	AngloGold Holdings PLC (Metals & Mining)	5.38	4/15/20	296
2,510	Bank Nederlandse Gemeenten NV (Commercial Banks) (b)	1.75	10/6/15	2,494
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,290
655	Canadian Natural Resources Ltd. (Energy Equipment & Services)	6.50	2/15/37	772
1,970	CDP Financial, Inc. (Real Estate Investment Trusts) (b)	3.00	11/25/14	2,046
770	Cenovus Energy, Inc. (Energy Equipment & Services)	6.75	11/15/39	930
1,300	Cie Financement Foncier (Diversified Financial Services) (b)	2.50	9/16/15	1,307
230	Covidien International Finance SA (Health Care Equipment & Supplies)	2.80	6/15/15	238
1,080	Credit Suisse Guernsey (Commercial Banks) Callable 5/15/17 @ 100.00 (a)	5.86	12/31/49	1,027
3,585	Dexia Credit Local (Real Estate Investment Trusts) (b)	2.38	9/23/11	3,627
1,150	Dexia Credit Local SA NY (Commercial Banks) (b)	2.00	3/5/13	1,159
2,400	Eksportfinans A/S (Diversified Financial Services)	2.00	9/15/15	2,406
825	Eksportfinans A/S (Diversified Financial Services)	5.50	6/26/17	975
3,070	Eksportfinans A/S, Series G, MTN (Trading Companies & Distributors)	1.88	4/2/13	3,136
780	HSBC Bank PLC (Commercial Banks) (b)	3.50	6/28/15	818
1,225	Japan Finance Corp. (Diversified Financial Services)	2.00	6/24/11	1,238
640	KFW (Commercial Banks)	1.38	7/15/13	650
290	KFW (Commercial Banks)	2.75	9/8/20	292
760	Manulife Financial Corp. (Insurance)	3.40	9/17/15	767
1,740	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.75	1/20/20	1,926
75	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.88	3/1/18	83
1,195	Province of Ontario (Sovereign)	1.88	11/19/12	1,224
1,555	Province of Ontario (Sovereign)	4.10	6/16/14	1,708
355	Qatari Diar Finance QSC (Real Estate Management & Development) (b)	3.50	7/21/15	362
675	Telefonica Emisiones SAU (Diversified Telecommunication Services)	4.95	1/15/15	739
225	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.42	6/20/16	264
693	Telus Corp. (Diversified Telecommunication Services)	8.00	6/1/11	726
1,280	Toronto-Dominion Bank (Commercial Banks) (b)	2.20	7/29/15	1,297
1,930	UBS AG Stamford CT (Diversified Financial Services)	2.25	8/12/13	1,949
365	United Mexican States (Sovereign)	5.63	1/15/17	418
325	United Mexican States (Sovereign)	6.75	9/27/34	404
270	United Mexican States, Series A (Sovereign)	5.13	1/15/20	302

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,475	Vodafone Group PLC (Wireless Telecommunication Services)	4.15	6/10/14	$1,593

	Total Yankee Dollars			39,871

	Put Options Purchased — 0.0%
21	US 5 Year Future Option (Put Option) Expiring: November 2010 at $ 121			13
21	US 5 Year Future Option (Put Option) Expiring: November 2010 at $ 117			1

	Total Put Options Purchased			14

	Time Deposits — 21.19%
77,853	State Street Liquidity Management Control System Time Deposit	0.01	10/1/10	77,853

	Total Time Deposits			77,853

	Total Investments Before TBA Sale Commitments (cost $396,704) — 110.08%			404,492
	TBA Sale Commitments (see summary below) — (5.10)%			(18,729)
	Liabilities in excess of other assets — (4.98)%			(18,330)

	Net Assets — 100.00%			$367,433

	TBA Sale Commitments (f) — (5.10)%
$(2,400)	Federal National Mortgage Association	4.50	10/25/25	$(2,524)
(1,700)	Federal National Mortgage Association	4.50	12/25/40	(1,762)
(13,600)	Federal National Mortgage Association	5.50	11/25/40	(14,443)

	Total TBA Sale Commitments			$(18,729)

Amounts designated as “-” are $0 or have been rounded to $0.

Shares designated as “-” are fractional.

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Escrow security due to bankruptcy.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Represents a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

AMT	–	Alternative Minimum Tax
GO	–	General Obligation
IO	–	Interest Only
MTN	–	Medium Term Note
PO	–	Principal Only
RB	–	Revenue Bond
STRIP	–	Separate Trading of Registered Interest and Principal of Securities
TBA	–	Security is subject to delayed delivery. (See Note 2 in Notes to Portfolio of Investments).

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(38)	90 Day Euro$ Future	$(9,461)	Mar-11	$(2)
(23)	90 Day Euro$ Future	(5,702)	Mar-12	(9)
(9)	90 Day Euro$ Future	(2,217)	Mar-13	(5)
(30)	90 Day Euro$ Future	(7,464)	Jun-11	(7)
(10)	90 Day Euro$ Future	(2,475)	Jun-12	(4)
(2)	90 Day Euro$ Future	(492)	Jun-13	(1)
(33)	90 Day Euro$ Future	(8,202)	Sep-11	(29)
(10)	90 Day Euro$ Future	(2,472)	Sep-12	(5)
(1)	90 Day Euro$ Future	(245)	Sep-13	—
(8)	90 Day Euro$ Future	(1,993)	Dec-10	(1)
(120)	90 Day Euro$ Future	(29,790)	Dec-11	(107)
(9)	90 Day Euro$ Future	(2,221)	Dec-12	(5)
15	Euro Bond Future	2,687	Dec-10	32
143	U.S. Long Bond Future	19,122	Dec-10	110
(62)	U.S. Treasury 2 Year Note Future	(13,608)	Dec-10	(1)
342	U.S. Treasury 5 Year Note Future	41,337	Dec-10	1
333	U.S. Treasury 10 Year Note Future	41,974	Dec-10	35
(24)	U.S. Ultra Treasury Bond Future	(3,391)	Dec-10	2

	Net Unrealized Appreciation (Depreciation)			$4

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 09/30/2010 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
830,500	Euro	Citibank	11/17/10	$1,057	$1,132	$(75)

	Total Currency Sold			$1,057	$1,132	$(75)

	Net Unrealized Appreciation/(Depreciation)					$(75)

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 83.06%
$431	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28	8.38	2/1/17	$440
395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	441
670	Accuride Corp. (Auto Components) Callable 8/1/14 @ 104.75 (a)	9.50	8/1/18	703
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88 (a)	7.75	8/1/20	1,022
869	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	892
555	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	617
525	Affinion Group, Inc. (Media) Callable 10/15/10 @ 102.53	10.13	10/15/13	538
295	Affinion Group, Inc. (Media) Callable 11/8/10 @ 102.53	10.13	10/15/13	303
3,665	Affinion Group, Inc. (Media) Callable 10/15/10 @ 105.75	11.50	10/15/15	3,871
2,075	Affinion Group, Inc. (Media) Callable 11/15/12 @ 108.72 (a)	11.63	11/15/15	2,045
915	Alliant Techsystems, Inc. (Aerospace & Defense) Callable 9/15/15 @ 103.44	6.88	9/15/20	930
600	Altra Holdings, Inc. (Tobacco) Callable 12/1/12 @ 106.09	8.13	12/1/16	624
1,060	American Axle & Manufacturing, Inc. (Auto Components) Callable 1/15/14 @ 104.63 (a)	9.25	1/15/17	1,161
3,100	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	2,472
1,745	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	1,651
1,075	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	865
650	American General Finance Corp., Series J, MTN (Consumer Finance)	6.90	12/15/17	543
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	588
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	2,225
895	American Petroleum Tankers LLC (Oil, Gas & Consumable Fuels) Callable 5/1/12 @ 105.13 (a)	10.25	5/1/15	915
390	American Renal Holdings, Inc. (Health Care Providers & Services) Callable 5/15/13 @ 104.19 (a)	8.38	5/15/18	402
1,635	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63	9.25	6/1/14	1,745
610	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	635
1,490	Antero Resources Finance Corp. (Energy Equipment & Services) Callable 12/1/13 @ 104.69	9.38	12/1/17	1,583
1,500	Apria Healthcare Group, Inc. (Health Care Providers & Services) Callable 11/1/11 @ 105.62	11.25	11/1/14	1,650
945	Aquilex Holdings LLC/Aquilex Finance Corp. (Energy Equipment & Services) Callable 12/15/13 @ 105.56	11.13	12/15/16	936
885	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 8/1/13 @ 104.38	8.75	8/1/16	976
1,890	Aspect Software, Inc. (Software) Callable 5/15/14 @ 105.31 (a)	10.63	5/15/17	1,963
1,965	Atlas Energy Resources LLC (Oil, Gas & Consumable Fuels) Callable 2/1/13 @ 105.38	10.75	2/1/18	2,176
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,764
1,955	Avaya, Inc. (Communications Equipment) Callable 11/1/11 @ 104.88	9.75	11/1/15	1,843
885	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	936
910	Axcan Intermediate Holdings, Inc. (Pharmaceuticals) Callable 3/1/11 @ 106.94	9.25	3/1/15	946
3,560	Bank of America Corp. (Diversified Financial Services) Callable 1/30/18 @ 100.00 (b)	8.00	12/29/49	3,672
1,600	BE Aerospace, Inc. (Aerospace & Defense) Callable 10/1/15 @ 103.44	6.88	10/1/20	1,632
1,060	Bill Barret Corp. (Oil, Gas & Consumable Fuels) Callable 7/15/13 @ 104.94	9.88	7/15/16	1,158
780	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	861
890	Boise Paper Holdings, Inc. (Paper & Forest Products) Callable 11/1/13 @ 104.50	9.00	11/1/17	955
640	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 2/1/11 @ 103.56	7.13	2/1/16	535
395	Bristow Group, Inc. (Energy Equipment & Services) Callable 9/15/12 @ 103.75	7.50	9/15/17	405
635	Building Materials Corp. (Building Products) Callable 8/15/14 @ 103.44 (a)	6.88	8/15/18	624
228	Bway Holding Co. (Containers & Packaging) Callable 6/15/14 @ 105.00 (a)	10.00	6/15/18	247
825	Cablevision Systems Corp. (Media)	8.00	4/15/20	888
385	Calpine Construction Finance Co. LP (Electric Utilities) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	412
430	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	438
1,300	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 7/31/15 @ 103.94 (a)	7.88	7/31/20	1,336
325	Case New Holland, Inc. (Machinery)	7.75	9/1/13	353
140	Casella Waste Systems, Inc. (Commercial Services & Supplies) Callable 7/15/12 @ 105.50	11.00	7/15/14	153
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44 (a)	7.25	10/30/17	1,374
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91 (a)	7.88	4/30/18	1,188
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06 (a)	8.13	4/30/20	519
735	Cedar Fair LP (Hotels, Restaurants & Leisure) Callable 8/1/14 @ 104.56 (a)	9.13	8/1/18	772
1,000	Cemex Finance LLC (Capital Markets) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	1,006
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	722
1,570	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	1,656
455	Chart Industries, Inc. (Machinery) Callable 10/15/10 @ 104.56	9.13	10/15/15	464
555	Chemtura Corp. (Chemicals) Callable 9/1/14 @ 103.94 (a)	7.88	9/1/18	580
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	285
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	366

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,290	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	$1,390
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	1,019
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,071
1,000	CII Carbon LLC (Metals & Mining) Callable 11/15/11 @ 105.56 (a)	11.13	11/15/15	1,041
625	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	631
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	154
1,450	CIT Group, Inc. (Diversified Financial Services) Callable 11/24/10 @ 103.50	7.00	5/1/13	1,457
1,165	CIT Group, Inc. (Diversified Financial Services) Callable 11/24/10 @ 103.50	7.00	5/1/14	1,162
2,905	CIT Group, Inc. (Diversified Financial Services) Callable 11/24/10 @ 103.50	7.00	5/1/15	2,883
3,745	CIT Group, Inc. (Diversified Financial Services) Callable 11/24/10 @ 103.50	7.00	5/1/16	3,689
3,590	CIT Group, Inc. (Diversified Financial Services) Callable 11/24/10 @ 103.50	7.00	5/1/17	3,514
1,660	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	1,838
2,355	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	2,473
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	551
2,335	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	2,493
331	CNG Holdings, Inc. (Diversified Financial Services) Callable 2/15/13 @ 106.12 (a)	12.25	2/15/15	351
3,485	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	3,677
1,160	Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	1,232
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00	8.00	6/1/19	887
1,195	Cooper-Standard Automotive (Auto Components) Callable 5/1/14 @ 104.25 (a)	8.50	5/1/18	1,240
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.88	7.75	6/1/18	672
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 3/1/11 @ 104.06	8.13	3/1/16	678
350	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06 (a)	8.13	9/1/18	371
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	621
780	Crum & Forster Holding Corp. (Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	812
1,340	Dean Foods Co. (Food Products)	7.00	6/1/16	1,315
377	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	384
2,026	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	2,198
2,340	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00 (a)	12.00	8/15/18	2,299
935	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25	10.50	5/1/14	1,040
1,490	DISH DBS Corp. (Media)	7.88	9/1/19	1,604
1,235	DuPont Fabros Technology LP (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25	8.50	12/15/17	1,325
1,100	DynCorp International, Inc. (Aerospace & Defense) Callable 7/1/14 @ 105.19 (a)	10.38	7/1/17	1,094
2,130	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.50	6/1/15	1,677
1,957	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.75	6/1/19	1,341
420	Echostar DBS Corp. (Media)	7.13	2/1/16	442
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	741
985	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	712
1,805	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,277
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	131
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	860
2,760	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.75	1/15/32	2,866
340	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.80	8/1/31	353
275	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	287
140	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	7.25	6/1/18	151
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	167
765	Encore Acquisition Co. (Oil, Gas & Consumable Fuels) Callable 5/1/13 @ 104.75	9.50	5/1/16	854
1,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (a)	10.00	1/15/20	1,236
5,400	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)	7.50	10/15/20	5,683
495	EnergySolutions, Inc./EnergySolutions LLC (Commercial Services & Supplies) Callable 8/15/14 @ 105.38 (a)	10.75	8/15/18	533
280	Enterprise Products Operation LP (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	279
565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56 (a)	8.75	8/1/17	576
350	Esterline Technologies Corp. (Aerospace & Defense) Callable 8/1/15 @ 103.50 (a)	7.00	8/1/20	362
2,750	EXCO Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 9/15/14 @ 103.75	7.50	9/15/18	2,733
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56	9.13	10/1/17	623
390	Ferro Corp. (Chemicals) Callable 8/15/14 @ 103.94	7.88	8/15/18	405
995	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,159
812	Ford Motor Co. (Automobiles) (a)(b)	3.03	12/15/13	795
700	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	804
3,580	Ford Motor Credit Co. LLC (Consumer Finance)	8.70	10/1/14	4,016
365	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/12 @ 103.63	7.25	6/15/19	373

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,385	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	$2,480
915	Frontier Communications Corp. (Diversified Telecommunication Services)	7.88	4/15/15	988
1,490	Frontier Communications Corp. (Diversified Telecommunication Services)	8.25	4/15/17	1,630
130	Frontier Oil Corp. (Oil, Gas & Consumable Fuels) Callable 9/15/12 @ 104.25	8.50	9/15/16	135
660	Gannett Co., Inc. (Media) Callable 9/1/14 @ 103.56 (a)	7.13	9/1/18	650
3,925	GenOn Escrow Corp. (Independent Power Producers & Energy Traders) (a)	9.50	10/15/18	3,778
4,270	GenOn Escrow Corp. (Independent Power Producers & Energy Traders) Callable 10/15/15 @ 104.94 (a)	9.88	10/15/20	4,078
615	Gentiva Health Services, Inc. (Health Care Providers & Services) Callable 9/1/14 @ 105.75 (a)	11.50	9/1/18	657
730	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	554
920	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.81	9.63	10/1/15	1,004
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88 (a)	9.75	12/15/14	1,330
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,131
545	GMAC, Inc. (Diversified Financial Services) (a)	8.00	3/15/20	595
7,035	GMAC, Inc. (Diversified Financial Services)	8.00	11/1/31	7,545
915	GMAC, Inc. (Diversified Financial Services) (a)	8.30	2/12/15	997
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,459
1,065	HCA, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 103.63	7.25	9/15/20	1,140
1,150	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	1,271
635	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75 (a)	7.50	10/15/18	635
1,530	Hertz Corp. (Road & Rail) Callable 11/8/10 @ 104.44	8.88	1/1/14	1,570
1,805	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (Chemicals) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,769
403	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 11/8/10 @ 101.19	7.13	11/1/13	410
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	452
735	Hughes Network Systems LLC/HNS Finance Corp. (Wireless Telecommunication Services) Callable 4/15/11 @ 102.38	9.50	4/15/14	761
690	Huntsman International LLC (Chemicals)	5.50	6/30/16	661
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	445
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31 (a)	8.63	3/15/21	269
2,215	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00	8.00	1/15/18	2,226
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	338
710	Inergy LP/Inergy Finance (Oil, Gas & Consumable Fuels) Callable 3/1/13 @ 104.38	8.75	3/1/15	766
970	ING Capital Funding Trust III (Insurance) Callable 12/31/10 @ 100.00 (b)	8.44	12/29/49	931
930	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	988
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	778
385	Intelsat Corp. (Wireless Telecommunication Services) Callable 11/8/10 @ 103.13	9.25	8/15/14	398
460	International Coal Group, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 104.56	9.13	4/1/18	490
1,540	International Lease Finance Corp. (Diversified Financial Services) (a)	8.63	9/15/15	1,648
1,285	International Lease Finance Corp. (Diversified Financial Services) (a)	8.75	3/15/17	1,378
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	431
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	838
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,040
865	KB Home (Household Durables)	9.10	9/15/17	889
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	239
1,295	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,373
720	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88 (a)	9.75	5/15/17	742
2,100	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	2,294
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	302
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	305
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 11/8/10 @ 101.00 (b)	4.34	2/15/15	1,482
4,880	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	4,343
430	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 11/1/10 @ 104.63	9.25	11/1/14	404
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	535
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	567
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	761
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	616
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	244
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	634
845	Linn Energy LLC (Oil, Gas & Consumable Fuels) Callable 7/1/13 @ 104.94	9.88	7/1/18	927
2,000	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 9/15/15 @ 103.88 (a)	7.75	2/1/21	2,017

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31 (a)	8.63	4/15/20	$1,002
475	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	480
2,000	Macy’s Retail Holdings, Inc. (Multiline Retail) (c)	8.88	7/15/15	2,290
1,025	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 104.75 (a)	9.50	10/15/15	994
1,030	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94 (a)	9.88	8/15/18	994
285	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 7/15/11 @ 104.25	8.50	7/15/16	301
1,457	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	1,574
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44 (a)	8.88	4/1/18	990
1,365	MBIA, Inc. (Insurance)	5.70	12/1/34	929
2,000	Mcjunkin Red Man Corp. (Commercial Services & Supplies) Callable 12/15/12 @ 107.12 (a)	9.50	12/15/16	1,760
415	Media General, Inc. (Media) Callable 2/15/14 @ 105.88	11.75	2/15/17	449
1,755	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	1,816
1,570	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	1,617
915	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	9.00	3/15/20	963
447	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	479
800	Mohawk Industries, Inc. (Household Durables) (b)	6.88	1/15/16	833
2,185	MTR Gaming Group, Inc. (Hotels, Restaurants & Leisure) Callable 7/15/11 @ 106.31	12.63	7/15/14	2,218
705	Mueller Water Products, Inc. (Machinery) Callable 9/1/15 @ 104.38 (a)	8.75	9/1/20	740
950	Navistar International Corp. (Machinery) Callable 11/1/14 @ 104.13	8.25	11/1/21	1,014
1,445	NewPage Corp. (Paper & Forest Products) Callable 3/31/12 @ 105.00	11.38	12/31/14	1,308
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44 (a)	8.88	4/15/17	469
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 10/19/10 @ 100.92	7.38	8/1/15	457
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 11/8/10 @ 100.86	6.88	10/31/13	478
1,320	Nielsen Finance LLC/Nielsen Finance Co. (Media) Callable 10/15/14 @ 103.88 (a)	7.75	10/15/18	1,310
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	1,011
2,305	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44 (a)	8.88	3/15/18	2,466
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,174
1,700	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13 (a)	8.25	9/1/20	1,753
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	1,006
255	Omnicare, Inc. (Health Care Providers & Services) Callable 11/8/10 @ 101.02	6.13	6/1/13	255
890	Overseas Shipholding Group, Inc. (Oil, Gas & Consumable Fuels)	8.13	3/30/18	924
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	152
300	Penn National Gaming, Inc. (Hotels, Restaurants & Leisure) Callable 11/8/10 @ 103.38	6.75	3/1/15	300
760	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	832
620	Penn Virginia Resources Partners LP (Energy Equipment & Services) Callable 4/15/14 @ 104.13	8.25	4/15/18	642
1,535	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 8/15/14 @ 103.63 (a)	7.25	8/15/18	1,566
950	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	995
1,555	PharmaNet Development Group, Inc. (Pharmaceuticals) Callable 4/15/14 @ 105.44 (a)	10.88	4/15/17	1,606
585	PHH Corp. (Commercial Services & Supplies) (a)	9.25	3/1/16	608
1,055	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	1,112
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	872
1,040	Pioneer Drilling Co. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.94 (a)	9.88	3/15/18	1,063
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	525
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	639
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	605
420	PolyOne Corp. (Chemicals) Callable 9/15/15 @ 103.69	7.38	9/15/20	433
1,080	Pride International, Inc. (Oil, Gas & Consumable Fuels)	6.88	8/15/20	1,176
1,665	Provident Funding Associates (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	1,715
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	240
300	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	303
3,110	Qwest Communications International, Inc. (Diversified Telecommunication Services) Callable 10/1/12 @ 104.00	8.00	10/1/15	3,367
735	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	728
1,055	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	7.63	6/15/20	1,101
1,199	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,314
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	293
1,425	Reckson Operating Partnership LP (Diversified Financial Services) (a)	7.75	3/15/20	1,441
495	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	519
840	Regency Energy Partners LP (Real Estate Investment Trusts) Callable 6/1/13 @ 104.69 (a)	9.38	6/1/16	926
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,811

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	$751
1,290	Rite Aid Corp. (Food & Staples Retailing) Callable 8/15/15 @ 104.00 (a)	8.00	8/15/20	1,309
670	Roadhouse Financing, Inc. (Hotels, Restaurants & Leisure) Callable 10/15/13 @ 108.06 (a)	10.75	10/15/17	687
120	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	132
785	Rotech Healthcare, Inc. (Health Care Providers & Services) Callable 4/15/13 @ 105.38 (a)	10.75	10/15/15	779
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	193
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	456
654	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	695
1,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,345
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38 (a)	8.75	1/15/20	342
200	Scientific Games Corp. (Hotels, Restaurants & Leisure) Callable 9/15/14 @ 104.06 (a)	8.13	9/15/18	204
1,330	Scientific Games International, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/14 @ 104.63	9.25	6/15/19	1,413
1,380	Sears Holding Corp. (Specialty Retail) (a)	6.63	10/15/18	1,380
1,635	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,754
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	931
927	Sithe/Independence Funding Corp., Series A (Electric Utilities)	9.00	12/30/13	960
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	759
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	825
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	599
525	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	542
220	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	201
5	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	5
1,160	Sprint Capital Corp. (Wireless Telecommunication Services)	7.63	1/30/11	1,179
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	904
2,595	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,725
1,700	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	12/1/16	1,679
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,193
895	SquareTwo Financial Corp. (Diversified Financial Services) Callable 4/1/14 @ 105.81 (a)	11.63	4/1/17	797
825	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	825
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,107
565	Stratus Technologies, Inc. (Computers & Peripherals) Callable 4/15/13 @ 112.00 (a)	12.00	3/29/15	481
2,355	SunGard Data Systems, Inc. (Software) Callable 11/8/10 @ 102.28	9.13	8/15/13	2,405
1,555	SUPERVALU, Inc. (Food & Staples Retailing)	8.00	5/1/16	1,567
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,211
5,650	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	5,544
1,440	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	1,589
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	315
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	195
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,632
480	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 11/1/10 @ 103.31	6.63	11/1/15	481
530	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 104.88	9.75	6/1/19	583
945	Texas Industries, Inc. (Construction Materials) Callable 8/15/15 @ 104.63 (a)	9.25	8/15/20	980
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	102
175	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	10/15/17	189
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,851
1,500	The Goodyear Tire & Rubber Co. (Auto Components) Callable 5/15/12 @ 107.88	10.50	5/15/16	1,699
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,275
2,170	The Reader’s Digest Association, Inc. (Media) Callable 2/15/13 @ 104.00 (a)(b)	9.50	2/15/17	2,154
585	Thermon Industries, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/14 @ 104.75 (a)	9.50	5/1/17	611
600	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	609
510	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 9/1/13 @ 103.69 (a)	7.38	9/1/16	519
1,680	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 12/1/13 @ 104.25 (a)	8.50	12/1/17	1,777
1,750	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,977
500	TPC Group LLC (Chemicals) Callable 10/1/13 @ 106.19 (a)	8.25	10/1/17	512
1,890	Travelport LLC (Transportation Infrastructure) Callable 9/1/13 @ 104.50 (a)	9.00	3/1/16	1,881
2,720	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	2,530
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	764
1,050	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	1,129
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,095
760	UHS Escrow Corp. (Health Care Providers & Services) Callable 10/1/14 @ 103.50 (a)	7.00	10/1/18	785
350	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88	11.75	6/15/15	351
3,200	United Rentals North America, Inc. (Trading Companies & Distributors) Callable 12/15/14 @ 104.63	9.25	12/15/19	3,464

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 6/1/11 @ 104.25	8.50	6/1/15	$2,732
420	Univision Communications, Inc. (Media) Callable 7/1/11 @ 106.00 (a)	12.00	7/1/14	459
400	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56	9.13	8/15/17	424
465	USG Corp. (Building Products) (c)	9.50	1/15/18	456
510	USG Corp. (Building Products) (a)	9.75	8/1/14	532
775	Verso Paper Holdings LLC/Verso Paper, Inc. (Paper & Forest Products) Callable 1/1/12 @ 105.00	11.50	7/1/14	849
3,010	Verso Paper Holdings LLC/Verso Paper, Inc., Series B (Paper & Forest Products) Callable 8/1/11 @ 105.69	11.38	8/1/16	2,705
800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	830
3,125	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	3,363
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	426
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31 (a)	8.63	10/1/18	685
2,860	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	2,688
605	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88 (a)	7.75	10/15/20	610
1,335	Windstream Corp. (Diversified Telecommunication Services) Callable 9/1/14 @ 104.06 (a)	8.13	9/1/18	1,382
860	Windstream Corp. (Diversified Telecommunication Services)	8.63	8/1/16	909
895	WMG Holdings Corp. (Media) Callable 11/8/10 @ 104.75 (c)	9.50	12/15/14	857
1,800	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88 (a)	7.75	8/15/20	1,899
500	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 11/1/13 @ 103.94	7.88	11/1/17	536
1,775	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13 (a)	10.25	3/15/17	1,864

	Total Corporate Bonds			364,994

	Convertible Corporate Bonds — 0.46%
760	AmeriCredit Corp. (Consumer Finance)	0.75	9/15/11	756
1,250	Jefferies Group, Inc. (Capital Markets) Callable 11/1/17 @ 100.00	3.88	11/1/29	1,258

	Total Convertible Corporate Bonds			2,014

	Yankee Dollars — 11.58%
915	Air Canada (Airlines) Callable 8/1/12 @ 106.94 (a)	9.25	8/1/15	924
785	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88 (a)	9.75	8/1/18	802
800	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	800
1,500	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/15 @ 104.56 (a)	9.13	10/15/20	1,500
6,200	CHC Helicopter SA (Transportation Infrastructure) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	6,262
965	Cie Gen Geophysique (Energy Equipment & Services) Callable 5/15/13 @ 104.75	9.50	5/15/16	1,042
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	642
1,620	FMG Finance Property Ltd. (Metals & Mining) (a)	10.63	9/1/16	1,995
1,130	General Maritime Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/13 @ 106.00	12.00	11/15/17	1,192
200	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 11/8/10 @ 105.38	10.75	12/15/14	206
1,990	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00	12.00	9/15/15	2,249
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	731
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	1,234
500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	523
1,693	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,835
450	MCE Finance Ltd. (Hotels, Restaurants & Leisure) Callable 5/15/14 @ 105.13 (a)	10.25	5/15/18	501
745	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19	10.38	12/15/16	793
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	854
1,250	OPTI Canada, Inc. (Oil, Gas & Consumable Fuels) Callable 12/15/10 @ 102.00 (a)	9.00	12/15/12	1,266
685	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	738
675	Patheon, Inc. (Pharmaceuticals) Callable 4/15/13 @ 106.47 (a)	8.63	4/15/17	692
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	469
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	722
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	951
120	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	6.88	12/1/13	126
125	Royal Caribbean Cruises Ltd. (Commercial Banks)	7.00	6/15/13	131
190	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	8.75	2/2/11	194
950	Royal Caribbean Cruises Ltd. (Commercial Banks)	11.88	7/15/15	1,152
1,450	RSC Equipment Rental, Inc. (Trading Companies & Distributors) Callable 12/1/10 @ 104.75	9.50	12/1/14	1,503
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/20	357
165	Seagate Technology International, Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	195
109	Sun Media Corp. (Media)	7.63	2/15/13	110
965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	1,051

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$4,000	Telesat Canada/Telesat LLC (Diversified Telecommunication Services) Callable 11/1/12 @ 105.50	11.00	11/1/15	$4,520
475	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12 (a)	8.13	12/1/17	494
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	958
1,750	Vantage Drilling Company (Capital Markets) Callable 2/1/13 @ 108.62 (a)	11.50	8/1/15	1,837
1,190	Virgin Media Finance PLC (Media) Callable 10/15/14 @ 104.19	8.38	10/15/19	1,306
2,390	Warner Chilcott Co. LLC (Pharmaceuticals) Callable 9/15/14 @ 103.88 (a)	7.75	9/15/18	2,456
680	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	544
1,090	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	1,221
2,850	Wind Acquisition Finance SA (Electric Utilities) Callable 12/1/10 @ 105.38 (a)	12.00	12/1/15	3,017
757	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	811

	Total Yankee Dollars			50,906

	Common/Preferred Stocks and Rights — 0.23%
26,875	Adelphia restructure Rights to Time Warner Cable, Inc., Class - A Stock (Media)(d)			27
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)			997

	Total Common/Preferred Stocks and Rights			1,024

	Time Deposits — 9.42%
$41,391	State Street Liquidity Management Control System Time Deposit	0.01	10/1/10	41,391

	Total Time Deposits			41,391

	Total Investments (cost $431,264) — 104.75%			460,329

	Liabilities in excess of other assets — (4.75)%			(20,862)

	Net Assets — 100.00%			$439,467

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2010.
(d)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.
MBIA	– Municipal Bond Insurance Association
MTN	– Medium Term Note
ULC	– Unlimited Liability Co.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.93%
	Alabama — 2.91%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,060

	California — 6.64%
765	California State, GO	5.00	4/1/15	870
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,546

				2,416

	Florida — 16.97%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,330
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,069
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,354
500	JEA Florida Electric Systems Revenue, Series 3-D-1	3.00	10/1/14	531
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	770
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,121

				6,175

	Illinois — 8.75%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100.00 (FGIC)	5.50	1/1/21	1,038
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100.00	5.25	12/30/12	1,060
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100.00	5.25	10/1/14	1,086

				3,184

	Iowa — 3.42%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,244

	Kentucky — 4.59%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,671

	Michigan — 6.74%
650	Hamilton Michigan Community School District, GO (AGM, Q-SBLF)	5.00	5/1/12	693
1,500	Michigan State Trunk Line Revenue (NATL-RE, FGIC)	5.25	11/1/15	1,759

				2,452

	Nebraska — 3.08%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE, FGIC)	5.00	1/1/14	1,120

	Nevada — 2.87%
1,000	Nevada State Colorado River Community, Series I, GO (AGM)	5.00	9/15/11	1,043

	New York — 7.80%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,796
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,043

				2,839

	Ohio — 1.41%
500	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	515

	Tennessee — 2.88%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,049

	Texas — 14.36%
735	Austin Independent School District, Series A, GO	3.00	8/1/14	789
745	College Station Texas, GO	5.00	2/15/16	869
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,606
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,416
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	548

				5,228

	Utah — 2.85%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100.00	5.00	8/1/13	1,039

	Washington — 6.91%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,462
650	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	685
350	Washington State, Series R-03-A, GO, Prerefunded 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	370

				2,517

	Wisconsin — 5.75%
1,475	Dane County, Series A, GO	3.00	6/1/12	1,535

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
$500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	$557

				2,092

	Total Municipal Bonds			35,644

	Mutual Funds — 2.30%
836,424	SSgA Tax-Free Money Market Fund(a)	0.01		836

	Total Mutual Funds			836

	Total Investments (cost $35,368) — 100.23%			36,480
	Liabilities in excess of other assets — (0.23)%			(85)

	Net Assets — 100.00%			$36,395

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010.

AGM	– Assured Guaranty Municipal Corporation
AMBAC	– American Municipal Bond Assurance Corporation
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Reinsurance
Q-SBLF	– Qualified School Bond Loan Fund
XLCA	– XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.93%
	Alabama — 3.03%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,638
2,500	Alabama State Public School & College Authority Revenue, Capital Improvement, Series B, Callable 5/1/13 @ 103.00	5.00	5/1/14	2,819
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,414
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,787
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,824
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,271

				16,753

	Alaska — 0.47%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (General Obligation of Authority)	5.25	4/1/22	2,579

	Arizona — 1.73%
95	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	97
1,775	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	1,882
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	269
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,237
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,096
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,671
310	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	310

				9,562

	Arkansas — 0.63%
835	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/11	843
25	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/11	25
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	536
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/13	16
465	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	498
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	512
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,078

				3,508

	California — 17.42%
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	801
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,414
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,901
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,852
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,039
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,011
250	California State, GO	6.30	9/1/11	263
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,715
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,733
5,000	California State, GO	5.00	8/1/21	5,436
1,000	California State, GO	5.00	8/1/22	1,080
250	California State, GO	5.00	11/1/22	271
600	California Statewide Communities Development Authority Revenue, John Muir Health, Series A (Wells Fargo Bank N.A.)(a)	0.22	8/15/36	600
935	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	964
4,410	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	3,942
3,095	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,041
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,866
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,421
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,444

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	$5,685
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	6,254
3,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	3,394
1,970	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	1,971
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,801
5,000	Southern California Public Power Authority, Windy Flats Project Revenue, Series 1, Callable 7/1/20 @ 100.00	5.00	7/1/23	5,784
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,782
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,893

				96,358

	Colorado — 0.55%
865	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	924
1,920	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	1,995
117	University of Colorado Registrants Participation Institutes	6.00	12/1/13	120

				3,039

	Delaware — 1.53%
2,340	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	2,489
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,995

				8,484

	District of Columbia — 0.50%
455	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	455
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,322

				2,777

	Florida — 11.81%
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,344
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,642
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,224
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,250
1,740	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,740
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,469
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,193
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,715
4,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	4,500
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,664
5,180	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	5,889
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,788
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,570
530	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	533
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,374
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,558
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,294
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,121
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,877
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,831
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,971
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,750

				65,297

	Georgia — 1.84%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,417

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	$1,429
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,649
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,702

				10,197

	Hawaii — 1.78%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,789
210	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	210
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,847

				9,846

	Idaho — 0.41%
1,745	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,818
425	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	431

				2,249

	Illinois — 4.17%
190	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	197
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	542
2,940	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,944
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	511
235	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	233
2,305	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,388
165	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	166
1,600	Illinois Educational Facilities Authority Revenue	5.55	7/1/14	1,302
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00(a)	4.25	3/1/34	398
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,176
3,000	Illinois State, GO, Callable 1/1/20 @ 100.00	5.00	1/1/22	3,194
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,527
945	Lake County Illinois Community School District, Unrefunded (AGM) (b)	6.41	12/1/17	724
695	Lake County Illinois Community School District, ETM, Pre-refunded (AGM) (b)	6.41	12/1/17	590
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	227
390	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	390
1,385	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,388
180	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (c)	5.90	2/1/14	171

				23,068

	Indiana — 1.12%
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	386
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,173
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,421
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,199

				6,179

	Louisiana — 1.13%
995	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,027
1,095	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,130
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	335
775	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	824

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Louisiana (continued)
$2,871	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	$2,916

				6,232

	Maryland — 0.44%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,294
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,117

				2,411

	Massachusetts — 4.41%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,906
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,308
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,603
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,429
330	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	368
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,461
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,297
1,425	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	1,445
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,861
335	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	335
355	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	357

				24,370

	Michigan — 1.63%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,667
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,490
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	308
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,103
1,175	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,283
140	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	145

				8,996

	Mississippi — 0.28%
925	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	925
645	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	648

				1,573

	Missouri — 1.82%
545	Grandview Missouri Certificates of Participation (FGIC)	5.25	1/1/18	569
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	251
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,835
2,960	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	3,090
325	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	329

				10,074

	Montana — 0.24%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,340

	Nebraska — 0.16%
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	5.45	3/15/30	190
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	5.55	3/15/35	306
1,000	Nebraska Educational Financial Authority Revenue, Series A (d)	5.50	3/15/25	400

				896

	Nevada — 1.11%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (AGM)	5.00	7/1/23	3,254
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,486

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada (continued)
$390	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	$391

				6,131

	New Jersey — 3.17%
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,274
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,882
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	595
1,600	New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center	5.00	7/1/16	1,705
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,464
2,785	Tobacco Settlement Financing Corp. Revenue, Series 1-A, Callable 6/1/17 @ 100.00	4.50	6/1/23	2,608

				17,528

	New York — 4.91%
105	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	106
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	951
3,545	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A-1	5.00	11/15/13	3,956
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,985
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,538
325	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	343
1,325	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,358
3,250	New York State, Series B, GO	5.00	8/1/17	3,833
1,250	New York State, Series E, GO	5.00	8/1/19	1,483
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	6,398
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	223

				27,174

	North Carolina — 2.81%
5,000	Mecklenburg County North Carolina, Series C, GO	5.00	3/1/15	5,850
2,350	North Carolina Eastern Municipal Power Agency Power System Revenue, Series A	5.00	1/1/21	2,699
855	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	866
5,000	North Carolina State, Series A, GO	5.00	3/1/19	6,103

				15,518

	North Dakota — 0.53%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,255
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,656

				2,911

	Ohio — 4.02%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,064
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,379
300	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	301
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,199
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	545
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/13 @ 100.00(a)	4.70	7/1/37	3,883
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/15 @ 100.00(a)	4.95	7/1/37	276
5,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/23	5,826
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	760
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	212
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	232
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	560

				22,237

	Oklahoma — 0.05%
250	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	260

	Pennsylvania — 5.87%
1,320	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,367

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	$403
205	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	206
3,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,743
205	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	214
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,299
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,975
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	700
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,988
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/17	1,034
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/18	1,032
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	802
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,047
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,775
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,119
825	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	845
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,172
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,422

				32,453

	Puerto Rico — 3.46%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,392
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,729
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,327
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,706

				19,154

	South Carolina — 0.48%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,255
365	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	372

				2,627

	South Dakota — 0.08%
395	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	451

	Tennessee — 0.79%
90	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	95
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,648
590	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	619

				4,362

	Texas — 7.63%
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,123
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	966
2,890	Fort Bend Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	3,472
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,925
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,788
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,856
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,735
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	694
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,931
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,427
4,000	San Antonio Texas Electric & Gas Revenue, Callable 2/1/15 @ 100.00 (NATL-RE-IBC)	5.00	2/1/20	4,487
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,980
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,467

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$3,000	Texas State Public Financial Authority, Series A, GO	5.00	10/1/13	$3,371

				42,222

	Utah — 1.36%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	550
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	437
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,090
385	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	390
2,500	Utah State, Series C, GO	5.00	7/1/18	3,035

				7,502

	Virginia — 1.26%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,151
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,538
2,000	Virginia State Public Building Authority Public Facilities Revenue, Series A	5.00	8/1/14	2,296

				6,985

	Washington — 2.72%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,077
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,404
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,925
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,264
1,735	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,917
460	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	479

				15,066

	Wisconsin — 0.58%
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,189

	Total Municipal Bonds			541,558

	Taxable Municipal Bonds — 0.68%
	Illinois — 0.61%
3,565	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	3,389

	Ohio — 0.07%
400	Summit County Ohio Port Authority Revenue	5.40	11/15/10	400

	Total Taxable Municipal Bonds			3,789

	Corporate Bonds — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment	5.13	3/1/08	—

	Total Corporate Bonds			—

	Total Investments (cost $525,837) — 98.61%			545,347
	Other assets in excess of liabilities — 1.39%			7,673

	Net Assets — 100.00%			$553,020

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010. The maturity date represents actual maturity date.
(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2010.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.16% of the Portfolio.

ADFA/ADED	–	Arkansas Development Finance Authority / Arkansas Department of Economic Development
AGM	–	Assured Guaranty Municipal Corporation
AMBAC	–	American Municipal Bond Assurance Corporation
AMT	–	Alternative Minimum Tax
CIFG	–	CDC IXIS Financial Guaranty
ETM	–	Escrowed to Maturity

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

FGIC	–	Financial Guaranty Insurance Company
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
GTY	–	Guaranty
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
MBIA	–	Municipal Bond Insurance Association
MBIA-IBC	–	MBIA Insured Bond Certificate
NATL-RE	–	Reinsurance provided by National Reinsurance
NATL-RE-IBC	–	Reinsurance provided by National Reinsurance Insured Bond Certificate
PSF-GTD	–	Permanent School Fund Guaranteed
RADIAN	–	Radian Group, Inc.
SONYMA	–	State of New York Mortgage Agency
SUB	–	Subordinate Bond
XLCA	–	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments - September 30, 2010 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.31%
	Alabama — 8.13%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$2,392
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,075
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,158

				4,625

	California — 2.95%
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,677

	Florida — 13.84%
1,100	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	1,205
2,050	Florida Water Pollution Control Financing Corporation Revenue, Series A	5.00	7/15/16	2,391
1,650	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	1,900
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,204
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,172

				7,872

	Hawaii — 2.99%
1,585	Honolulu City & County Hawaii, Series B, GO (NATL-RE)	5.00	7/1/12	1,704

	Illinois — 4.50%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,216
320	Northbrook Illinois, GO	3.00	12/1/15	342

				2,558

	Kentucky — 3.92%
2,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	2,233

	Maryland — 3.87%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,205

	Massachusetts — 6.22%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,475
1,000	Massachusetts State Water Pollution Abatement Trust Revenue, Series A	5.25	2/1/12	1,064

				3,539

	Michigan — 3.91%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,183
1,000	Michigan State Trunk Line Fund Revenue, Series B (AGM)	5.00	9/1/11	1,039

				2,222

	Ohio — 2.09%
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,189

	Oklahoma — 4.90%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,786

	Pennsylvania — 3.73%
1,750	Pennsylvania State, Series A, GO	5.00	5/1/20	2,120

	South Carolina — 4.38%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,302
1,085	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	1,188

				2,490

	Texas — 6.69%
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,682
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,127

				3,809

	Utah — 2.08%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,183

	Washington — 17.54%
2,000	King County Washington Sewer Revenue	5.00	1/1/20	2,405
1,000	King County Washington, GO	5.25	1/1/23	1,239
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,842
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,754
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,739

				9,979

	Wisconsin — 6.57%
875	D C Everest Area School District, GO, Callable 4/1/15 @ 100.00 (AGM)	5.00	4/1/17	982

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) - September 30, 2010 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
$1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE, FGIC)	4.75	4/1/21	$1,360
1,200	Wisconsin State, Series C, GO	5.00	5/1/15	1,397

				3,739

	Total Municipal Bonds			55,930

	Mutual Fund — 1.31%
743,194	SSgA Tax-Free Money Market Fund(a)	0.01		743

	Total Mutual Funds			743

	Total Investments (cost $55,975) — 99.62%			56,673
	Other assets in excess of liabilities — 0.38%			219

	Net Assets — 100.00%			$56,892

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2010. The maturity date represents actual maturity date.

AGM	– Assured Guaranty Municipal Corporation
AMBAC	– American Municipal Bond Assurance Corporation
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Reinsurance
SCSDE	– Insured by South Carolina School Discount Enhancement

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments – September 30, 2010 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2010, the Trust offered seventeen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Related Securities Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”). Three additional portfolios, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Portfolio, were registered as of September 30, 2010 but had not yet commenced operations.

All the Portfolios in the Trust, except the Real Estate Portfolio and the Commodity Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio and the Commodity Portfolio are non-diversified portfolios, which means they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. eastern time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures adopted by the Board, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchanged Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities and are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, Foreign Bonds and U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Short Term Obligations: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed Securities: In addition to the inputs discussed above for “Fixed Income Securities”, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps, and Forward Currency Contracts): Interest rate swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as a Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2010 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Equity Portfolio
Common Stocks[1]	$446,880	$—	$—	$446,880
U.S. Treasury Obligations	—	179	—	179
Time Deposits	—	3,547	—	3,547
Mutual Funds	1,405	—	—	1,405

Total Investments	$448,285	$3,726	$—	$452,011

Other Financial Instruments[2]
Futures	52	—	—	52

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Value Equity Portfolio
Common Stocks[1]	$651,895	$—	$—	$651,895
Corporate Bonds[1]	—	5,003	—	5,003
Asset Backed Securities	—	2,899	—	2,899
Collateralized Mortgage Obligations	—	26,188	—	26,188
Certificates of Deposit	—	901	—	901
Foreign Bonds[3]	—	11,094	—	11,094
Municipal Bonds[4]	—	2,444	—	2,444
U.S. Government Agency Mortgages	—	860	—	860
U.S. Treasury Obligations	—	31,893	—	31,893
Yankee Dollars	—	7,272	—	7,272
Time Deposits	—	7,668	—	7,668
Mutual Funds	5,422	—	—	5,422
Put Options Purchased	2	—	—	2
Repurchase Agreements	—	41,800	—	41,800

Total Investments	$657,319	$138,022	$—	$795,341

Other Financial Instruments[2]
Futures	4,358	—	—	4,358
Currency Contracts	—	(358)	—	(358)
Written Options	(13)	(139)	—	(152)
Interest Rate Swaps	—	62	—	62

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Growth Equity Portfolio
Common Stocks[1]	$657,459	$—	$—	$657,459
U.S. Treasury Obligations	—	117	—	117
Time Deposits	—	6,448	—	6,448
Mutual Funds	908	—	—	908

Total Investments	$658,367	$6,565	$—	$664,932

Other Financial Instruments[2]
Futures	52	—	—	52

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Growth Equity Portfolio
Common Stocks[1]	$835,590	$—	$—	$835,590
Corporate Bonds[1]	—	6,658	—	6,658
Asset Backed Securities	—	5,449	—	5,449
Collateralized Mortgage Obligations	—	39,037	—	39,037
Certificates of Deposit	—	1,302	—	1,302
Foreign Bonds[3]	—	14,920	—	14,920
Municipal Bonds[4]	—	3,371	—	3,371
U.S. Government Agency Mortgages	—	1,641	—	1,641
U.S. Treasury Obligations	—	34,662	—	34,662
Yankee Dollars	—	9,179	—	9,179
Time Deposits	—	9,227	—	9,227
Mutual Funds	6,123	—	—	6,123
Put Options Purchased	3	—	—	3
Repurchase Agreements	—	51,600	—	51,600

Total Investments	$841,716	$177,046	$—	$1,018,762

Other Financial Instruments[2]
Futures	5,830	—	—	5,830
Currency Contracts	—	(475)	—	(475)
Written Options	(16)	(76)	—	(92)
Interest Rate Swaps	—	84	—	84

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Small Capitalization Equity Portfolio
Common Stocks[1]	$121,026	$—	$—	$121,026
Preferred Stocks[1]	43	—	—	43
U.S. Treasury Obligations	—	40	—	40
Time Deposits	—	1,755	—	1,755
Mutual Funds	189	—	—	189

Total Investments	$121,258	$1,795	$—	$123,053

Other Financial Instruments[2]
Futures	13	—	—	13

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Small Cap Portfolio
Common Stocks[1]	$181,873	$—	$—	$181,873
Preferred Stocks[1]	36	—	—	36
U.S. Treasury Obligations	—	100	—	100
Time Deposits	—	6,866	—	6,866
Mutual Funds	427	—	—	427

Total Investments	$182,336	$6,966	$—	$189,302

Other Financial Instruments[2]
Futures	34	—	—	34

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks[1]	$233,770	$—	$—	$233,770
Time Deposits	—	21,285	—	$21,285

Total Investments	$233,770	$21,285	$—	$255,055

Other Financial Instruments[2]	—	—	—	—

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Portfolio
Common Stocks[1]	$1,042,962	$—	$—	1,042,962
Convertible Corporate Bonds	—	938	—	938
Time Deposits	—	25,694	—	25,694
Rights	20	—	—	20

Total Investments	$1,042,982	$26,632	$—	$1,069,614

Other Financial Instruments[2]
Currency Contracts	—	(170)	—	(170)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional International Equity Portfolio
Common Stocks[1]	$1,681,533	$—	$—	1,681,533
Rights	30	—	—	30
Time Deposits	—	49,656	—	49,656

Total Investments	$1,681,563	$49,656	$—	$1,731,219

Other Financial Instruments[2]
Currency Contracts	—	(258)		(258)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Common Stocks[1]	$412,086	$—	$—	412,086
Mutual Funds	45,064	—	—	45,064
Time Deposits	—	12,324	—	12,324

Total Investments	$457,150	$12,324	$—	$469,474

Other Financial Instruments[2]
Futures	267	—	—	267
Currency Contracts		200	—	200

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Commodity Real Estate Securities Portfolio
Common Stocks[1]	$168,894	$—	$—	$168,894
Mutual Funds	7,077	—	—	7,077
Time Deposits	—	387	—	387

Total Investments	$175,971	$387	$—	$176,358

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Income Portfolio
Collateralized Mortgage Obligations	$—	$91,477	$—	$91,477
U.S. Government Agency Mortgages	—	119,145	—	119,145
U.S. Government Agency Securities	—	4,331	—	4,331
Convertible Corporate Bonds[1]	—	816	—	816
Corporate Bonds[1]	—	91,350	—	91,350
Asset Backed Securities	—	22,290	—	22,290
Taxable Municipal Bonds	—	12,129	—	12,129
U.S. Treasury Obligations	—	76,182	—	76,182
Yankee Dollars[1]	—	32,726	—	32,726
Mutual Funds	20,139	—	—	20,139

Total Investments	$20,139	$450,446	$—	$470,585

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Income II Portfolio
Collateralized Mortgage Obligations	$—	$45,119	$—	$45,119
U.S. Government Agency Mortgages	—	135,581	—	135,581
U.S. Government Agency Securities	—	5,309	—	5,309
Corporate Bonds[1]	—	57,334	—	57,334
Foreign Bonds[1]	—	843	—	843
Asset Backed Securities	—	23,489	—	23,489
Municipal Bonds[4]	—	6,820	—	6,820
U.S. Treasury Obligations	—	12,259	—	12,259
Yankee Dollars[1]	—	39,871	—	39,871
Time Deposits	—	77,853	—	77,853
Put Options Purchased	14	—	—	14

Total Investments	$14	$404,478	$—	$404,492

TBA Sale Commitments	—	$(18,729)	—	(18,729)

Other Financial Instruments[2]
Futures	4	—	—	4
Currency Contracts	—	(75)	—	(75)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Income Opportunity Portfolio
Corporate Bonds[1]	$—	$364,994	$—	$364,994
Convertible Corporate Bonds[1]	—	2,014	—	2,014
Yankee Dollars[1]	—	50,906	—	50,906
Common/Preferred Stocks and Rights[1]	997	27	—	1,024
Time Deposits	—	41,391	—	41,391

Total Investments	$997	$459,332	$—	$460,329

Portfolio	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Bond Portfolio
Municipal Bonds[4]	$—	$35,644	$—	$35,644
Mutual Funds	836	—	—	836

Total Investments	$836	$35,644	$—	$36,480

Portfolio	Level 1 -Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Intermediate Term Municipal Bond Portfolio
Municipal Bonds[4]	$—	$541,558	$—	$541,558
Taxable Municipal Bonds[4]	—	3,789	—	3,789
Corporate Bonds[1]	—	—	—	—

Total Investments	$—	$545,347	$—	$545,347

Portfolio	Level 1 -Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Intermediate Term Municipal II Bond Portfolio
Municipal Bonds[4]	$—	$55,930	$—	$55,930
Mutual Funds	743	—	—	743

Total Investments	$743	$55,930	$—	$56,673

[1]	Please see the Portfolio of Investments for industry classification.
[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, currency contracts and swap agreements, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

[3]	Please see the Portfolio of Investments for country classification.
[4]	Please see the Portfolio of Investments for state classification.

Amounts designated as “-” are $0 or have been rounded to $0.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“update”) to ASC 820-10, “Fair Value Measurements and Disclosures.” The update requires the disclosure of valuation techniques and inputs used to measure fair value, on both a recurring and nonrecurring basis, for Level 2 and Level 3 investments. In addition, transfers of securities to and from each level must be disclosed on a gross basis and include the reasons for the transfers. ASC 820 requires the disclosure of a reconciliation of the fair value of Level 3 investments from the prior reporting period to the current reporting period (Level 3 rollforward). The reconciliation includes realized and unrealized gains and losses, transfers to and from Level 3, and purchases and

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

sales. The update also requires disclosure of Level 3 gross purchases and sales. The update is effective for interim and annual reporting periods beginning after December 15, 2009, except that disclosure of gross purchases and sales in the Level 3 rollforward is effective for interim and annual periods beginning after December 15, 2010. The Fund’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2010, based on levels assigned to securities on June 30, 2010.

B. Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

C. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or by the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

D. TBA Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not exceeding 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

E. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Currency Contracts tables. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at September 30, 2010, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security.

The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in purchased options during the quarter ended September 30, 2010:

Institutional Value Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)

Options outstanding at June 30, 2010	116	$3

Options purchased	302	9

Options expired	(232)	(7)

Options closed	—	—

Options outstanding at September 30, 2010	186	$5

Institutional Growth Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)

Options outstanding at June 30, 2010	159	$4

Options purchased	397	12

Options expired	(315)	(9)

Options closed	—	—

Options outstanding at September 30, 2010	241	$7

Fixed Income II Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)

Options outstanding at June 30, 2010	128	$21

Options purchased	42	15

Options expired	(128)	(21)

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Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

Fixed Income II Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)

Options closed	—	—

Options outstanding at September 30, 2010	42	$15

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in written options during the quarter ended September 30, 2010:

Institutional Value Portfolio	Number of Contracts	Premiums Received (in thousands)

Options outstanding at June 30, 2010	(1,688)	$(100)

Options written	(434)	(75)

Options expired	1,240	111

Options closed	4	8

Options outstanding at September 30, 2010	(878)	$(56)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (in thousands)

Options outstanding at June 30, 2010	(2,240)	$(136)

Options written	(560)	(94)

Options expired	2,015	168

Options closed	5	10

Options outstanding at September 30, 2010	(780)	$(52)

Fixed Income II Portfolio	Number of Contracts	Premiums Received (in thousands)

Options outstanding at June 30, 2010	(120)	$(130)

Options written	—	—

Options expired	—	—

Options closed	120	130

Options outstanding at September 30, 2010	—	$—

Swap Agreements — Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one-year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The value of fixed rate bonds may decrease if interest rates rise and as a result, certain Portfolios may enter into interest rate swap contracts to hedge against interest rate risk. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss as of the period end is disclosed in the swap tables included in the Portfolio of Investments.

3. FEDERAL INCOME TAXES. As of September 30, 2010, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ Depreciation

Value Portfolio	$437,193	$21,121	$(6,303)	$14,818

Institutional Value Portfolio	764,478	47,160	(16,297)	30,863

Growth Portfolio	538,676	130,310	(4,054)	126,256

Institutional Growth Portfolio	932,905	99,528	(13,674)	85,854

Small Cap Portfolio	113,683	17,810	(8,440)	9,370

Institutional Small Cap Portfolio	176,870	20,682	(8,250)	12,432

Real Estate Portfolio	208,980	47,793	(1,718)	46,075

International Portfolio	863,903	218,921	(13,210)	205,711

Institutional International Portfolio	1,664,973	129,624	(63,378)	66,246

Emerging Markets Portfolio	425,054	52,121	(7,701)	44,420

Commodity Portfolio	164,423	13,876	(1,891)	11,985

Fixed Income Portfolio	457,449	17,843	(4,707)	13,136

Fixed Income II Portfolio	396,756	11,066	(3,344)	7,722

Fixed Opportunity Portfolio	431,672	30,727	(2,070)	28,657

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2010 (Unaudited)

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ Depreciation

Short-Term Municipal Portfolio	35,368	1,119	(7)	1,112

Intermediate Municipal Portfolio	525,549	26,262	(6,464)	19,798

Intermediate Municipal II Portfolio	55,975	745	(47)	698

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax income recognition from passive foreign investment companies, and the difference between book and tax amortization methods for premium and market discount.

4. SUBSEQUENT EVENTS. Effective November 1, 2010, The Fixed Income II Portfolio changed its name to The Core Fixed Income Portfolio.

Effective November 10, 2010, Sterling Johnston Capital Management, L.P. no longer acts as a Specialist Manager for the Small Cap and Institutional Small Cap Portfolios.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/S/ DONALD E. CALLAGHAN
Donald E. Callaghan, Principal Executive Officer

Date	November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ ROBERT J. ZION
Robert J. Zion, Principal Financial Officer

Date	November 16, 2010

By (Signature and Title)*	/S/ DONALD E. CALLAGHAN
Donald E. Callaghan, Principal Executive Officer

Date	November 16, 2010

*	Print the name and title of each signing officer under his or her signature.